REGISTRATION STATEMENT NO. 333-82013
                                                                       811-09413

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 6
                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 11

                                   -----------

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                               (Name of Depositor)

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT

                     The Travelers Life and Annuity Company
                                  One Cityplace

                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

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Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]    on May 3, 2004 pursuant to paragraph (b) of Rule 485.

[    ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[    ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ N/A ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                TRAVELERS VINTAGE II VARIABLE ANNUITY PROSPECTUS:

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS VINTAGE II VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:


ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.              SMITH BARNEY INVESTMENT SERIES
   AllianceBernstein Growth and Income Portfolio -- Class B(1)       Smith Barney Large Cap Core Portfolio
   AllianceBernstein Premier Growth Portfolio -- Class B(2)          Smith Barney Premier Selections All Cap Growth Portfolio
AMERICAN FUNDS INSURANCE SERIES                                   SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Global Growth Fund -- Class 2 Shares                              Multiple Discipline Portfolio -- All Cap Growth and Value
   Growth Fund -- Class 2 Shares                                     Multiple Discipline Portfolio -- Balanced All Cap Growth
                                                                       and Value
   Growth-Income Fund -- Class 2 Shares                              Multiple Discipline Portfolio -- Global All Cap Growth
                                                                       and Value
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                 Multiple Discipline Portfolio -- Large Cap Growth and
                                                                       Value
   Franklin Small Cap Fund -- Class 2 Shares                      THE TRAVELERS SERIES TRUST
   Mutual Shares Securities Fund -- Class 2 Shares                   Equity Income Portfolio
   Templeton Developing Markets Securities Fund -- Class 2           Large Cap Portfolio
     Shares                                                          Lazard International Stock Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares               Merrill Lynch Large Cap Core Portfolio(5)
   Templeton Growth Securities Fund -- Class 2 Shares                MFS Emerging Growth Portfolio
GREENWICH STREET SERIES FUND                                         MFS Value Portfolio
   Appreciation Portfolio                                            Pioneer Fund Portfolio(6)
   Diversified Strategic Income Portfolio                         TRAVELERS SERIES FUND INC.
   Equity Index Portfolio -- Class II Shares                         AIM Capital Appreciation Portfolio
   Fundamental Value Portfolio                                       MFS Total Return Portfolio
JANUS ASPEN SERIES                                                   Pioneer Strategic Income Portfolio(7)
   Mid Cap Growth Portfolio -- Service Shares(3)                     SB Adjustable Rate Income Portfolio Smith Barney Class
LAZARD RETIREMENT SERIES, INC.                                       Smith Barney Aggressive Growth Portfolio
   Lazard Retirement Small Cap Portfolio                             Smith Barney High Income Portfolio
LORD ABBETT SERIES FUND, INC.                                        Smith Barney Large Capitalization Growth Portfolio
   Growth and Income Portfolio                                       Smith Barney Mid Cap Core Portfolio
   Mid-Cap Value Portfolio                                           Smith Barney Money Market Portfolio
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.                            Strategic Equity Portfolio(8)
   Merrill Lynch Global Allocation V.I. Fund -- Class III            Travelers Managed Income Portfolio
   Merrill Lynch Small Cap Value V.I. Fund -- Class III              Van Kampen Enterprise Portfolio
PIMCO VARIABLE INSURANCE TRUST                                    VAN KAMPEN LIFE INVESTMENT TRUST
   Real Return Portfolio -- Administrative Class                      Emerging Growth Portfolio Class I Shares
   Total Return Portfolio -- Administrative Class                 VARIABLE ANNUITY PORTFOLIOS
PUTNAM VARIABLE TRUST                                                Smith Barney Small Cap Growth Opportunities Portfolio
   Putnam VT Small Cap Value Fund -- Class IB Shares              VARIABLE INSURANCE PRODUCTS FUND II
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                          Contrafund(R) Portfolio -- Service Class
   All Cap Fund -- Class I(4)                                     VARIABLE INSURANCE PRODUCTS FUND III
   Investors Fund -- Class I                                         Mid Cap Portfolio -- Service Class 2
   Small Cap Growth Fund -- Class I

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(1)     Formerly Growth and Income Portfolio -- Class B           (5)   Formerly MFS Research Portfolio
(2)     Formerly Premier Growth Portfolio -- Class B              (6)   Formerly Utilities Portfolio
(3)     Formerly Aggressive Growth Portfolio -- Service Shares    (7)   Formerly Putnam Diversified Income Portfolio
(4)     Formerly Capital Fund -- Class I                          (8)   Formerly Alliance Growth Portfolio

The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                               TABLE OF CONTENTS


Glossary..............................................   3        Variable Annuity...................................   38
Summary...............................................   5        Fixed Annuity......................................   39
Fee Table.............................................   8     Payment Options.......................................   39
Condensed Financial Information.......................  15        Election of Options................................   39
The Annuity Contract..................................  15        Annuity Options....................................   39
   Contract Owner Inquiries...........................  16        Variable Liquidity Benefit.........................   40
   Purchase Payments..................................  16     Miscellaneous Contract Provisions.....................   40
   Accumulation Units.................................  16        Right to Return....................................   40
   The Variable Funding Options.......................  16        Termination........................................   40
Fixed Account.........................................  22        Required Reports...................................   40
Charges and Deductions................................  22        Suspension of Payments.............................   41
   General............................................  22     The Separate Accounts.................................   41
   Withdrawal Charge..................................  23        Performance Information............................   41
   Free Withdrawal Allowance..........................  24     Federal Tax Considerations............................   42
   Transfer Charge....................................  24        General Taxation of Annuities......................   42
   Administrative Charges.............................  24        Types of Contracts: Qualified and Non-qualified....   42
   Mortality and Expense Risk Charge..................  24        Qualified Annuity Contracts........................   42
   Enhanced Stepped-Up Provision Charge...............  25          Taxation of Qualified Annuity Contracts..........   42
   Guaranteed Minimum Withdrawal Benefit                            Mandatory Distributions for Qualified Plans......   42
     Charge...........................................  25        Non-qualified Annuity Contracts....................   43
   Variable Liquidity Benefit Charge..................  25          Diversification Requirements for
   Variable Funding Option Expenses...................  25            Variable Annuities.............................   43
   Premium Tax........................................  25          Ownership of the Investments.....................   44
   Changes in Taxes Based upon                                      Taxation of Death Benefit Proceeds...............   44
     Premium or Value.................................  25        Other Tax Considerations...........................   42
Transfers.............................................  25          Treatment of Charges for Optional Benefits.......   44
   Dollar Cost Averaging..............................  26          Penalty Tax for Premature Distribution...........   44
Access to Your Money..................................  27          Puerto Rico Tax Considerations...................   44
   Guaranteed Minimum Withdrawal Benefit..............  28          Non-Resident Aliens..............................   45
   Systematic Withdrawals.............................  30     Other Information.....................................   45
   Loans..............................................  30     The Insurance Companies...............................   45
Ownership Provisions..................................  30        Financial Statements...............................   45
   Types of Ownership.................................  30        Distribution of Variable Annuity Contracts.........   45
     Contract Owner...................................  30        Conformity with State and Federal Laws.............   46
     Beneficiary......................................  30        Voting Rights......................................   46
     Annuitant........................................  31        Restrictions on Final Transactions.................   46
Death Benefit.........................................  31        Legal Proceedings and Opinions.....................   47
   Death Proceeds before the Maturity Date............  32     Appendix A: Condensed Financial
   Enhanced Stepped-Up Provision .....................  34        Information for The Travelers
   Payment of Proceeds................................  35        Separate Account Nine..............................  A-1
   Spousal Contract Continuance.......................  36     Appendix B: Condensed Financial
   Beneficiary Contract Continuance...................  37        Information for The Travelers
   Planned Death Benefit..............................  37        Separate Account Ten...............................  B-1
   Death Proceeds after the Maturity Date.............  37     Appendix C: The Fixed Account.........................  C-1
The Annuity Period....................................  38     Appendix D: Contents of the Statement
   Maturity Date......................................  38        of Additional Information..........................  D-1
   Allocation of Annuity..............................  38

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                      TRAVELERS VINTAGE II VARIABLE ANNUITY

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each Company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase, generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving Annuity Payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(k), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax-qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.15% for the Standard Death Benefit, 1.25% for the Step-Up Death Benefit, and 1.40% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in years eight and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the

Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or (3) the election of spousal contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

                                    FEE TABLE
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE ......................................................   6%(1)
(AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

TRANSFER CHARGE......................................................... $10(2)
(ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

VARIABLE LIQUIDITY BENEFIT CHARGE.......................................   6%(3)
(AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE................................... $30(3)

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT):

We will assess a minimum mortality and expense risk charge ("M&E") of 1.15% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, there is a maximum charge of 0.20% for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                           STANDARD DEATH         STEP-UP DEATH        ROLL-UP DEATH
                                                              BENEFIT                BENEFIT              BENEFIT
                                                        ---------------------   ------------------  ---------------------
Mortality and Expense Risk Charge...................           1.15%                  1.25%                1.40%
Administrative Expense Charge.......................           0.15%                  0.15%                0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
OPTIONAL FEATURES SELECTED..........................           1.30%                  1.40%                1.55%
Optional E.S.P. Charge..............................           0.20%                  0.20%                0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
ONLY SELECTED.......................................           1.50%                  1.60%                1.75%
Maximum Optional GMWB Charge........................           1.00%(4)               1.00%(5)             1.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB
ONLY SELECTED.......................................           2.30%                  2.40%                2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMWB SELECTED...................................           2.50%                  2.60%                2.75%

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 (1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

              YEARS SINCE PURCHASE PAYMENT MADE
 ------------------------------------------------------
   GREATER THAN OR EQUAL TO             BUT LESS THAN          WITHDRAWAL CHARGE
            0 years                        3 years                     6%
            3 years                        5 years                     5%
            5 years                        6 years                     4%
            6 years                        7 years                     3%
           7 + years                                                   0%

 (2)   We currently do not assess the transfer charge.

 (3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after seven years. The charge is as follows:

   Years Since Initial Purchase Payment
-------------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
        0 years               3 years                6%
        3 years               5 years                5%
        5 years               6 years                4%
        6 years               7 years                3%
       7 + years                                     0%

 (4) Waived if Contract Value is $40,000 or more on the fourth Friday of each August.

 (5)   The current charge for GMWB is 0.40%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.53%                          4.72%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets

                                                DISTRIBUTION                            CONTRACTUAL FEE       NET TOTAL
                                                   AND/OR                 TOTAL ANNUAL       WAIVER            ANNUAL
                                 MANAGEMENT    SERVICE(12b-1)    OTHER     OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES
------------------             -------------- --------------- ---------- -------------- ----------------- -----------------
AIM VARIABLE INSURANCE FUNDS,
INC.
   AIM V.I. Premier Equity
     Fund -- Series I+........      0.61%           --           0.24%       0.85%            --                 0.85%
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Growth
     and Income Portfolio --
     Class B*.................      0.63%          0.25%         0.03%       0.91%           0.08%               0.83%(1)
   AllianceBernstein Premier
     Growth Portfolio --
     Class B*.................      1.00%          0.25%         0.05%       1.30%           0.25%               1.05%(1)

                                                DISTRIBUTION                            CONTRACTUAL FEE       NET TOTAL
                                                   AND/OR                 TOTAL ANNUAL       WAIVER            ANNUAL
                                 MANAGEMENT    SERVICE(12b-1)    OTHER     OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES
------------------             -------------- --------------- ---------- -------------- ----------------- -----------------
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund -- Class
     2 Shares*................      0.66%          0.25%         0.04%       0.95%            --                 0.95%
   Growth Fund -- Class 2
     Shares*..................      0.37%          0.25%         0.02%       0.64%            --                 0.64%
   Growth-Income Fund --
     Class 2 Shares*..........      0.33%          0.25%         0.01%       0.59%            --                 0.59%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund --
     Class 2 Shares*..........      0.51%          0.25%         0.29%       1.05%           0.04%               1.01%(2)
   Mutual Shares Securities
     Fund -- Class 2 Shares*..      0.60%          0.25%         0.20%       1.05%            --                 1.05%(3)
   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares*.......      1.25%          0.25%         0.30%       1.80%            --                 1.80%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*................      0.69%          0.25%         0.22%       1.16%           0.04%               1.12%(4)
   Templeton Growth
     Securities Fund -- Class
     2 Shares*................      0.81%          0.25%         0.07%       1.13%            --                 1.13%(5)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio.....      0.75%           --           0.02%       0.77%            --                 0.77%
   Diversified Strategic
     Income Portfolio.........      0.65%           --           0.11%       0.76%            --                 0.76%
   Equity Index Portfolio --
     Class II Shares*.........      0.31%          0.25%         0.04%       0.60%            --                 0.60%
   Fundamental Value Portfolio      0.75%           --           0.02%       0.77%            --                 0.77%
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --
     Service Shares*..........      0.65%          0.25%         0.02%       0.92%            --                 0.92%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*...........      0.75%          0.25%         0.42%       1.42%           0.17%               1.25%(6)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio      0.50%           --           0.35%       0.85%            --                 0.85%
   Mid-Cap Value Portfolio....      0.75%           --           0.33%       1.08%            --                 1.08%
MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund --
     Class III*...............      0.65%          0.25%         0.18%       1.08%            --                 1.08%
   Merrill Lynch Small Cap
     Value V.I. Fund -- Class
     III*.....................      0.75%          0.25%         0.08%       1.08%            --                 1.08%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.26%       0.66%           0.01%               0.65%(7)
   Total Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.26%       0.66%           0.01%               0.65%(8)
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB Shares*.      0.70%          0.25%         0.86%       1.81%            --                 1.81%(9)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*..................      0.77%          0.25%         0.22%       1.24%            --                 1.24%(9)
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*.      0.80%          0.25%         0.12%       1.17%            --                 1.17%(9)

                                                DISTRIBUTION                            CONTRACTUAL FEE       NET TOTAL
                                                   AND/OR                 TOTAL ANNUAL       WAIVER            ANNUAL
                                 MANAGEMENT    SERVICE(12b-1)    OTHER     OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES
------------------             -------------- --------------- ---------- -------------- ----------------- -----------------
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I....      0.85%           --           0.13%       0.98%            --                 0.98%
   Investors Fund -- Class I..      0.70%           --           0.12%       0.82%            --                 0.82%
   Small Cap Growth Fund --
     Class I..................      0.75%           --           0.51%       1.26%            --                 1.26%
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap
     Core Portfolio...........      0.75%           --           0.16%       0.91%            --                 0.91%
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio.........      0.75%           --           0.15%       0.90%            --                 0.90%
SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST
   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value*........      0.75%          0.25%         0.31%       1.31%            --                  --(17)
   Multiple Discipline
     Portfolio -- Balanced All
     Cap Growth and Value*....      0.75%          0.25%         1.35%       2.35%            --                  --(17)
   Multiple Discipline
     Portfolio -- Global All
     Cap Growth and Value*....      0.75%          0.25%         0.39%       1.39%            --                  --(17)
   Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value*........      0.75%          0.25%         1.35%       2.35%            --                  --(17)
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio....      0.75%           --           0.12%       0.87%            --                 0.87%(12)
   Large Cap Portfolio........      0.75%           --           0.11%       0.86%            --                 0.86%(12)
   Lazard International Stock
     Portfolio................      0.83%           --           0.17%       1.00%            --                 1.00%(10)
   Merrill Lynch Large Cap
     Core Portfolio...........      0.80%           --           0.19%       0.99%            --                 0.99%(11)
   MFS Emerging Growth
     Portfolio................      0.75%           --           0.14%       0.89%            --                 0.89%(12)
   MFS Value Portfolio........      0.75%           --           0.33%       1.08%            --                  --(11)
   Pioneer Fund Portfolio.....      0.72%           --           0.40%       1.12%            --                 1.12%(13)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................      0.80%           --           0.05%       0.85%            --                 0.85%
   MFS Total Return Portfolio.      0.80%           --           0.02%       0.82%            --                 0.82%
   Pioneer Strategic Income
     Portfolio................      0.75%           --           0.25%       1.00%            --                 1.00%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*...................      0.60%          0.25%         3.87%       4.72%           3.72%               1.00%(14)
   Smith Barney Aggressive
     Growth Portfolio.........      0.80%           --           0.02%       0.82%            --                 0.82%
   Smith Barney High Income
     Portfolio................      0.60%           --           0.09%       0.69%            --                 0.69%
   Smith Barney International
     All Cap Growth Portfolio+      0.90%           --           0.09%       0.99%            --                 0.99%
   Smith Barney Large Cap
     Value Portfolio+.........      0.65%           --           0.04%       0.69%            --                 0.69%
   Smith Barney Large
     Capitalization Growth
     Portfolio................      0.75%           --           0.04%       0.79%            --                 0.79%
   Smith Barney Mid Cap Core
     Portfolio................      0.75%           --           0.10%       0.85%            --                 0.85%

                                                DISTRIBUTION                            CONTRACTUAL FEE       NET TOTAL
                                                   AND/OR                 TOTAL ANNUAL       WAIVER            ANNUAL
                                 MANAGEMENT    SERVICE(12b-1)    OTHER     OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES
------------------             -------------- --------------- ---------- -------------- ----------------- -----------------
   Smith Barney Money Market        0.50%           --           0.03%       0.53%            --                 0.53%
     Portfolio................
   Strategic Equity Portfolio.      0.80%           --           0.04%       0.84%            --                 0.84%
   Travelers Managed Income
     Portfolio................      0.65%           --           0.03%       0.68%            --                 0.68%
   Van Kampen Enterprise
     Portfolio................      0.70%           --           0.10%       0.80%            --                 0.80%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     Class I Shares...........      0.70%           --           0.07%       0.77%            --                 0.77%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio................      0.75%           --           0.40%       1.15%            --                --(17)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class*...........      0.58%          0.10%         0.09%       0.77%            --                --(15)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Mid Cap Portfolio --
     Service Class 2*.........      0.58%          0.25%         0.12%       0.95%            --                --(16)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
 +     Closed to new investors.

NOTES
 (1) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.
 (2) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.
 (3) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
 (4) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).
 (5) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
 (6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
 (7) "Other Expenses" reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.
 (8) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
 (9) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.
 (10) Fund has a voluntary waiver of 1.25%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (11) Fund has a voluntary waiver of 1.00%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
 (12) Fund has a voluntary waiver of 0.95%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
 (13) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other Expenses include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.
 (14) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.
 (15) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75%. These offsets may be discontinued at any time.
 (16) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.
 (17) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                  VOLUNTARY FEE
                                                                                  WAIVER AND/OR
                                                                                     EXPENSE             NET TOTAL ANNUAL
       FUNDING OPTION                                                             REIMBURSEMENT         OPERATING EXPENSES
       ---------------                                                         --------------------    --------------------
       Multiple Discipline Portfolio -- All Capitalization Growth and All             0.31%                    1.00%
       Capitalization Value
       Multiple Discipline Portfolio -- Balanced All Capitalization Growth
       and All Capitalization Value                                                   1.35%                    1.00%
       Multiple Discipline Portfolio -- Global All Capitalization Growth
       and All Capitalization Value                                                   0.39%                    1.00%
       Multiple Discipline Portfolio -- Large Capitalization Growth and
       Large Capitalization Value                                                     1.35%                    1.00%
       MFS Value Portfolio                                                            0.08%                    1.00%
       Smith Barney Small Cap Growth Opportunities Portfolio                          0.25%                    0.90%
       Contrafund(R)Portfolio -- Service Class                                        0.02%                    0.75%
       Mid Cap Portfolio -- Service Class 2                                           0.02%                    0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge factoring in that the charge is waived for Contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The first example assumes that the maximum charge for the Guaranteed Minimum Withdrawal Benefit (GMWB) applies. The second example assumes the current charge for the GMWB applies. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 -- CONTRACT WITH ALL OPTIONAL BENEFITS ELECTED (ASSUMING MAXIMUM CHARGE FOR GMWB)

                                           IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN**
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                          --------  --------  --------  ---------  --------  --------  --------  ---------
Underlying Fund with Maximum Total          1340      2764      4018       6620       740      2164      3518       6620
Annual Operating Expenses..............
Underlying Fund with Minimum Total
Annual Operating Expenses..............      933      1615      2221       3594       333      1015      1721       3594


EXAMPLE 2 -- CONTRACT WITH ALL OPTIONAL BENEFITS ELECTED (ASSUMING CURRENT CHARGE FOR GMWB)

                                           IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN**
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                          --------  --------  --------  ---------  --------  --------  --------  ---------
Underlying Fund with Maximum Total          1282      2609      3785       6272       682      2009      3285       6272
Annual Operating Expenses..............
Underlying Fund with Minimum Total
Annual Operating Expenses..............      873      1438      1929       3031       273       838      1429       3031

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Vintage II Variable Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                                MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
          DEATH BENEFIT/OPTIONAL FEATURE                                 ANNUITANT ON THE CONTRACT DATE
      -------------------------------------------------     ---------------------------------------------------------
               Standard Death Benefit                                                  80
               Step-Up Benefit                                                         75
               Roll-up Benefit                                                         75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

                                                        INVESTMENT                                INVESTMENT
            FUNDING OPTION                               OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund --        Seeks to achieve long term growth of        A I M Advisers, Inc.
     Series I+                            capital. Income is a secondary
                                          objective. The Fund normally invests
                                          in equity securities, including
                                          convertible securities.
ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Growth and           Seeks reasonable current income and         Alliance Capital Management L.P.
     Income Portfolio -- Class B          appreciation. The Fund normally invests     ("Alliance")
                                          in dividend-paying common stocks
                                          considered to be good quality.

   AllianceBernstein Premier Growth       Seeks growth of capital. The Fund           Alliance Capital Management L.P.
     Portfolio -- Class B                 normally invests in equity securities
                                          of a relatively small number of
                                          intensely researched U.S. companies.

                                                        INVESTMENT                                INVESTMENT
            FUNDING OPTION                               OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares   Seeks capital appreciation. The Fund        Capital Research and Management
                                          normally invests in common stocks of        Co. ("CRM")
                                          companies located around the world.

   Growth Fund -- Class 2 Shares          Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                          normally invests in common stocks of
                                          companies that appear to offer superior
                                          opportunities for growth of capital.

   Growth-Income Fund -- Class 2 Shares   Seeks capital appreciation and income.      Capital Research and Management Co.
                                          The Fund normally invests in common
                                          stocks or other securities that
                                          demonstrate the potential for
                                          appreciation and/or dividends.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small Cap Fund -- Class 2     Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Shares                               Fund normally invests in small
                                          capitalization companies.

   Mutual Shares Securities Fund --       Seeks capital appreciation. Income is a     Franklin Mutual Advisers, LLC
     Class 2 Shares                       secondary objective. The Fund normally
                                          invests in equity securities of
                                          companies believed to be undervalued.

   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares    The Fund normally invests in the
                                          investments of emerging market
                                          countries, primarily equity securities.

   Templeton Foreign Securities Fund      Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                    Fund normally invests in investments,
                                          primarily equity securities, of issuers
                                          located outside of the U.S., including
                                          those in emerging markets.

   Templeton Growth Securities Fund --    Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                       Fund normally invests in equity
                                          securities of companies located
                                          anywhere in the world, including the
                                          U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                 Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                          capital. The Fund normally invests in       ("SBFM")
                                          equity securities of U.S. companies.
   Diversified Strategic Income           Seeks high current income. The Fund         Smith Barney Fund Management LLC
     Portfolio                            normally invests in fixed income            Subadviser: Smith Barney Global
                                          securities.                                 Capital Management, Inc.

   Equity Index Portfolio -- Class II     Seeks investment results that, before       TIMCO
     Shares                               expenses, correspond to the price and
                                          yield performance of the S&P 500
                                          Index. The Fund normally invests in
                                          equity securities, or other
                                          investments with similar economic
                                          characteristics that are included in
                                          the S&P 500 Index.

   Fundamental Value Portfolio            Seeks long-term capital growth. Current     SBFM
                                          income is a secondary consideration.
                                          The Fund normally invests in common
                                          stocks, and common stock equivalents of
                                          companies, believed to be undervalued.
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio -- Service    Seeks capital growth. The Fund normally     Janus Capital Management LLC
     Shares                               invests in equity securities of             ("Janus Capital")
                                          mid-sized companies.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                            The Fund normally invests in equity
                                          securities, principally common stocks,
                                          of relatively small U.S. companies that
                                          are believed to be undervalued based on
                                          their earnings, cash flow or asset
                                          values.

                                                        INVESTMENT                                INVESTMENT
            FUNDING OPTION                               OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio            Seeks long-term growth of capital and       Lord Abbett & Co.
                                          income without excessive fluctuations
                                          in market value. The Fund normally
                                          invests in equity securities of large,
                                          seasoned, U.S. and multinational
                                          companies believed to be undervalued.

   Mid-Cap Value Portfolio                Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                          normally invests in common stocks of
                                          mid-sized companies believed to be
                                          undervalued.
MERRILL LYNCH VARIABLE SERIES FUNDS,
   INC.
   Merrill Lynch Global Allocation        Seeks high total investment return. The     Merrill Lynch Investment Managers,
     V.I. Fund -- Class III               Fund normally invests in a portfolio of     L.P. ("MLIM")
                                          equity, debt and money market
                                          securities, primarily of corporate and
                                          governmental issuers located in North
                                          and South America, Europe, Australia
                                          and the Far East.

   Merrill Lynch Small Cap Value V.I.     Seeks long-term growth of capital. The      Merrill Lynch Investment Managers,
     Fund -- Class III                    Fund normally invests in common stocks      L.P. ("MLIM")
                                          of small cap companies and emerging
                                          growth companies believed to be
                                          undervalued.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --               Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                 with preservation of real capital and       Company LLC
                                          prudent investment management. The Fund
                                          normally invests in inflation-indexed
                                          bonds of varying maturities issued by
                                          the U.S. and non-U.S. governments or
                                          government sponsored enterprises.

   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management. The Fund
                                          normally invests in intermediate
                                          maturity fixed income securities.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --     Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                     Fund normally invests in the common
                                          stocks of U.S. companies believed to be
                                          fast-growing and whose earnings are
                                          likely to increase over time.

   Putnam VT International Equity         Seeks capital appreciation. The Fund        Putnam Investment
     Fund -- Class IB Shares+             normally invests in common stocks of        Management("Putnam")
                                          companies outside the U S.

   Putnam VT Small Cap Value Fund --      Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                      normally invests in the common stocks
                                          of U.S. companies believed to be
                                          undervalued in the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                          normally invests in common stocks and       ("SBAM")
                                          their equivalents of companies believed
                                          to be undervalued in the marketplace.

   Investors Fund -- Class I              Seeks long term growth of capital.          SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.

   Small Cap Growth Fund -- Class I       Seeks long term growth of capital. The      SBAM
                                          Fund normally invests in equity
                                          securities of companies with small
                                          market capitalizations.

                                                        INVESTMENT                                INVESTMENT
            FUNDING OPTION                               OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core            Seeks capital appreciation. The Fund        Smith Barney Fund Management LLC
     Portfolio                            normally invests in the equity
                                          securities of U.S. companies with large
                                          market capitalizations.

   Smith Barney Premier Selections        Seeks long term capital growth. The         Smith Barney Fund Management LLC
     All Cap Growth Portfolio             Fund consists of a Large Cap Growth
                                          segment, Mid Cap Growth segment and
                                          Small Cap Growth segment. All three
                                          segments normally invest in equity
                                          securities. The Large Cap Growth
                                          segment invests in large sized
                                          companies. The Mid Cap Growth segment
                                          invests in medium sized companies. The
                                          Small Cap Growth segment invests in
                                          small sized companies.
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio --       Seeks long-term growth of capital. The      Smith Barney Fund Management LLC
     All Cap Growth and Value             Fund normally invests in equity             ("SBFM")
                                          securities within all market
                                          capitalization ranges. The Fund
                                          consists of two segments. The All Cap
                                          Growth segment combines the growth
                                          potential of small to medium companies
                                          with the stability of high-quality
                                          large company growth stocks. The All
                                          Cap Value segment invests in companies
                                          whose market prices are attractive in
                                          relation to their business
                                          fundamentals.

   Multiple Discipline Portfolio --       Seeks long-term growth of capital           Smith Barney Fund Management LLC
     Balanced All Cap Growth and Value    balanced principal preservation. The
                                          Fund normally invests in equity and
                                          fixed-income growth securities. The
                                          Fund consists of three segments. The
                                          All Cap Growth segment combines the
                                          growth potential of small to medium
                                          companies with the stability of
                                          high-quality large company growth
                                          stocks. The All Cap Value segment
                                          invests in companies whose market
                                          prices are attractive in relation to
                                          their business fundamentals. The
                                          Government Securities Management
                                          (7-Year) segment invests in short and
                                          intermediate term U.S. government
                                          securities with an average maturity of
                                          7 years.

   Multiple Discipline Portfolio --       Seeks long-term growth of capital. The      Smith Barney Fund Management LLC
     Global All Cap Growth and Value      Fund normally invests in equity
                                          securities. The Fund consists of four
                                          segments. The Large Cap Growth segment
                                          focuses on high-quality stocks with
                                          consistent growth. The Large Cap Value
                                          segment invests in established
                                          undervalued companies. The Mid/Small
                                          Cap Growth segment invests in small
                                          and medium sized companies with strong
                                          fundamentals and earnings growth
                                          potential. The International/ADR
                                          segment seeks to build long-term
                                          well-diversified portfolios with
                                          exceptional risk/reward
                                          characteristics.

   Multiple Discipline Portfolio --       Seeks long-term growth of capital. The      Smith Barney Fund Management LLC
     Large Cap Growth and Value           Fund normally invests in equity
                                          securities of companies with large
                                          market capitalizations. The Fund
                                          consists of two segments. The Large
                                          Cap Growth segment focuses on
                                          high-quality stocks with consistent
                                          growth. The Large Cap Value segment
                                          invests in established undervalued
                                          companies.

                                                        INVESTMENT                                INVESTMENT
            FUNDING OPTION                               OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                Seeks reasonable income. The Fund           TAMIC
                                          normally invests in equity securities       Subadviser: Fidelity Management &
                                          with a focus on income producing            Research Company ("FMR")
                                          equities.

   Large Cap Portfolio                    Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in the securities     Subadviser: FMR
                                          of companies with large market
                                          capitalizations.

   Lazard International Stock             Seeks capital appreciation. The Fund        TAMIC
     Portfolio                            normally invests in equity securities       Subadviser: Lazard Asset Management
                                          of non-U.S. domiciled companies located
                                          in developed markets.

   Merrill Lynch Large Cap Core           Seeks long-term capital growth. The         TAMIC
     Portfolio                            Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                          portfolio of equity securities of large     Investment Managers, L.P. ("MLIM")
                                          cap companies located in the United
                                          States.

   MFS Emerging Growth Portfolio          Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in common stock       Subadviser: Massachusetts Financial
                                          and related securities of emerging          Services ("MFS")
                                          growth companies.

   MFS Value Portfolio                    Seeks capital appreciation and              TAMIC
                                          reasonable income. The Fund normally        Subadviser: MFS
                                          invests in income producing equity
                                          securities of companies believed to be
                                          undervalued in the market.

   Pioneer Fund Portfolio                 Seeks reasonable income and capital         TAMIC
                                          growth. The Fund normally invests in        Subadviser: Pioneer Investment
                                          equity securities that are carefully        Management Inc.
                                          selected, reasonably priced securities.
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc. ("TIA")
                                          normally invests in common stocks of        Subadviser:  AIM Capital
                                          companies that are likely to benefit        Management Inc.
                                          from new products, services or
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent       TIA
                                          with the prudent employment of capital.     Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

   Pioneer Strategic Income Portfolio     Seeks high current income consistent        TIA
                                          with preservation of capital. The Fund      Subadviser: Putnam Investment
                                          normally invests in debt securities of      Management, Inc.
                                          U.S. and foreign governments and
                                          corporations.

   SB Adjustable Rate Income              Seeks high current income and to limit      Smith Barney Fund Management LLC
     Portfolio Smith Barney Class         the degree of fluctuation of its net
                                          asset value resulting from movements
                                          in interest rates. The Fund normally
                                          invests in adjustable rate securities.

   Smith Barney Aggressive Growth         Seeks long-term capital appreciation.       SBFM
     Portfolio                            The Fund normally invests in common
                                          stocks of companies that are
                                          experiencing, or are expected to
                                          experience, growth in earnings.

   Smith Barney High Income Portfolio     Seeks high current income. Secondarily,     SBFM
                                          seeks capital appreciation. The Fund
                                          normally invests in high yield
                                          corporate debt and preferred stock of
                                          U.S. and foreign issuers.

   Smith Barney International All Cap     Seeks total return on assets from           SBFM
     Growth Portfolio+                    growth of capital and income. The Fund
                                          normally invests in equity securities
                                          of foreign companies.

   Smith Barney Large Cap Value           Seeks long-term growth of capital.          SBFM
     Portfolio+                           Current income is a secondary
                                          objective. The Fund normally invests
                                          in equities, or similar securities, of
                                          companies with large market
                                          capitalizations.

                                                        INVESTMENT                                INVESTMENT
            FUNDING OPTION                               OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Smith Barney Large Capitalization      Seeks long term growth of capital. The      SBFM
     Growth Portfolio                     Fund normally invests in equities, or
                                          similar securities, of companies with
                                          large market capitalizations.

   Smith Barney Mid Cap Core Portfolio    Seeks long-term growth of capital. The      SBFM
                                          Fund normally invests in equities, or
                                          similar securities, of medium sized
                                          companies.

   Smith Barney Money Market Portfolio    Seeks to maximize current income            SBFM
                                          consistent with preservation of
                                          capital. The Fund seeks to maintain a
                                          stable $1 share price. The Fund
                                          normally invests in high quality U.S.
                                          short-term debt securities.

   Strategic Equity Portfolio             Seeks capital appreciation. The Fund        TIA
                                          normally invests in the equity              Subadviser: Fidelity Management &
                                          securities, primarily in common stocks      Research Company ("FMR")
                                          of domestic issuers, and is not
                                          constrained to any particular
                                          investment style.

   Travelers Managed Income Portfolio     Seeks high current income consistent        TAMIC
                                          with prudent risk of capital. The Fund
                                          normally invests in U.S. corporate debt
                                          and U.S. government securities.

   Van Kampen Enterprise Portfolio        Seeks capital appreciation. The Fund        TIA
                                          normally invests in common stocks of        Subadviser: Van Kampen Asset
                                          growth companies.                           Management Inc.
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class I      Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Shares                               normally invests in common stocks of        ("Van Kampen")
                                          emerging growth companies.
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth          Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio              Fund normally invests in equity
                                          securities of small cap companies and
                                          related investments.
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R)Portfolio -- Service      Seeks long term capital appreciation.       Fidelity Management & Research
     Class                                The Fund normally invests in common         Company ("FMR")
                                          stocks of companies whose value may not
                                          be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio -- Service Class 2   Seeks long term growth of capital. The      Fidelity Management & Research
                                          Fund normally invests in common stocks      Company ("FMR")
                                          of companies with medium market
                                          capitalizations.

--------------
 +     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

       o sales and marketing expenses including commission payments to your Smith Barney Financial Consultant, and

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

                      YEARS SINCE PURCHASE PAYMENT MADE
       ----------------------------------------------------------------
          GREATER THAN OR EQUAL TO              BUT LESS THAN                WITHDRAWAL CHARGE
       -------------------------------  -------------------------------   ------------------------
                  0 years                          3 years                          6%
                  3 years                          5 years                          5%
                  5 years                          6 years                          4%
                  6 years                          7 years                          3%
                 7 + years                                                          0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any Purchase Payment to which no withdrawal charge applies then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o   if a lifetime annuity payout has begun

       o   under the Managed Distribution Program

       o if after the first Contract Year, you elect Annuity Payments for a fixed period of at least five years.

       o if amounts withdrawn under this Contract are applied to other Contract(s) issued by us or our affiliates (subject to our approval).

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total of all Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. In addition, if you have enrolled in our systematic withdrawal program, you may withdraw up to 15% of the Contract Value in the first Contract Year without incurring a withdrawal charge.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds

       (2) after an annuity payout has begun or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding OptionS. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.15% annually. If you choose the Step-Up Death Benefit, the M&E charge is 1.25% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.40% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                    YEARS SINCE INITIAL PURCHASE PAYMENT                     WITHDRAWAL CHARGE
       ----------------------------------------------------------------   ------------------------
         GREATER THAN OR EQUAL TO                BUT LESS THAN
                  0 years                           3 years                         6%
                  3 years                           5 years                         5%
                  5 years                           6 years                         4%
                  6 years                           7 years                         3%
                 7 + years                                                          0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred to the Money Market Variable Fund Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit Rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your remaining benefit base ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below, regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You may elect the benefit at the time you purchase your Contract or, as of February 23, 2004, you may elect to add the benefit to your Contract at any time after your Contract Date. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner. We reserve the right to not offer the benefit in the future.

If you elect the benefit at the time you purchase your Contract, your initial Purchase Payment is used to determine your initial RBB. If you elect to add the benefit to your Contract after your Contract Date, your Contract Value on the date you elect the benefit is used to determine your initial RBB. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after the effective date of your GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after the effective date of your GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments, take withdrawals from your Contract, or reset your RBB as described below.

If you make subsequent Purchase Payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent Purchase Payment, plus either 5% or 10% of the subsequent Purchase Payment, depending on when you have taken your first withdrawal.

If you elect the benefit at the time you purchase your Contract, aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

If you elect to add the benefit to your Contract after your Contract Date, the Contract Value on the GMWB effective date plus any subsequent Purchase Payments made after you elect the benefit over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the Contract Value on the GMWB effective date and/or reset plus subsequent cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments if the subsequent Purchase Payments would cause the RBB to be greater than the maximum RBB. We reserve the right to restrict the maximum RBB on resets if the Contract Value on the date of the reset would cause the RBB to be greater that the maximum RBB. Contract Value plus subsequent Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary (or for Contract Owners who elect GMWB after the Contract Date, the "GMWB election anniversary"), including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary (or GMWB election anniversary), including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000 (or for Contract Owners who elect GMWB after the Contract Date, your Contract Value on the GMWB effective date is $100,000), your age is less than 70, and a withdrawal of $10,000 is taken in Contract year two (or GMWB election year two):

-------------------------------------------------------------------------------------------------------------------------------
                                ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------- ---------------------------------------------------
                     CONTRACT            RBB                AWB (5%)         CONTRACT           RBB              AWB (5%)
                       VALUE                                                  VALUE
-------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
-------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
CONTRACT DATE (OR
GMWB EFFECTIVE
DATE)                 $100,000         $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL,
CONTRACT YEAR (OR
GMWB ELECTION
YEAR) TWO             $115,000         $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
IMMEDIATELY AFTER
WITHDRAWAL,                            $91,304               $4,565                           $88,235             $4,412
CONTRACT YEAR (OR
GMWB ELECTION                    [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000   [5,000 - (5,000
YEAR) TWO             $105,000   x 10,000/115,000)]    x 10,000/115,000)]    $75,000     x 10,000/85,000)]   x 10,000/85,000)]
-------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $10,000           $8,696                $435           $10,000          $11,765              $588
-------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------

You may choose to reset your RBB to equal your current Contract Value any time on or after the 5th Contract Date anniversary if you elect the benefit at the time you purchase your Contract (or on or after the 5th GMWB election anniversary). Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your 3rd Contract Date anniversary (or your 3rd GMWB election anniversary), your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your 3rd Contract Year (or after your 3rd GMWB election anniversary), your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a Contract anniversary (or GMWB election anniversary).

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase GMWB.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, then a death benefit is paid to the beneficiary regardless of whether there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance (Death Report Date).

Three different types of death benefits are available under the Contract prior to the Maturity Date:

       o   Standard Death Benefit

       o   Annual Step-Up Death Benefit

       o   Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions.

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner." All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

---------------------------------------------------------------------------------------------------------------------------
                  AGE AT TIME OF DEATH                                                   DEATH BENEFIT
---------------------------------------------------------         ---------------------------------------------------------
If Annuitant was younger than age 76 on the Contract              o  the Contract Value;
Date, the death benefit will be the greatest of                   o  the total Purchase Payments made under the Contract
                                                                     less any prior withdrawals; or
                                                                  o  the Step-Up Value, if any, as described below.
---------------------------------------------------------         ---------------------------------------------------------
If Annuitant was age 76 through 80 on the Contract                o  the Contract Value; or
Date, the death benefit will be the greater of                    o  the total Purchase Payments made under the Contract
                                                                     less any prior withdrawals
---------------------------------------------------------         ---------------------------------------------------------
If Annuitant was age 81 or older on the Contract Date,            o  the Contract Value
the death benefit will be
---------------------------------------------------------         ---------------------------------------------------------

STEP-UP VALUE (STANDARD DEATH BENEFIT)

The Step-Up Value for the standard death benefit depends on the Annuitant's age on the Contract Date as follows:

IF ANNUITANT WAS YOUNGER THAN AGE 68 ON THE CONTRACT DATE

We will establish a Step-Up Value on the seventh Contract Date anniversary (provided it is on or before the Death Report Date). The initial Step-Up Value equals the Contract Value on that anniversary. Whenever a Purchase Payment is made, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 76th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 76th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the seventh Contract Date anniversary, there is no Step-Up Value.

IF ANNUITANT WAS AGE 68 THROUGH 75 ON THE CONTRACT DATE

We will establish a Step-Up Value on the seventh Contract Date anniversary (provided it is before the Death Report Date). The Step-Up Value will equal the Contract Value on that anniversary. Whenever a Purchase Payment is made, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the seventh Contract Date anniversary will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the seventh Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the Step-Up Value in effect immediately before the reduction for partial surrender, multiplied by (2) the amount of the partial surrender, divided by (3) the Contract Value before the surrender. See the example of the partial surrender reduction below.

ANNUAL STEP-UP DEATH BENEFIT

---------------------------------------------------------------------------------------------------------------------------
The death benefit will be the greatest of:                        o  the Contract Value;
                                                                  o  the Roll-Up Death Benefit Value (as described below);
                                                                     or
                                                                  o  the Step-Up Value, if any, as described below.
---------------------------------------------------------         ---------------------------------------------------------

ROLL-UP DEATH BENEFIT

---------------------------------------------------------------------------------------------------------------------------
              AGE AT TIME OF DEATH                                                    DEATH BENEFIT
---------------------------------------------------------         ---------------------------------------------------------
If the Annuitant dies before age 80, the death benefit
will be the greatest of:                                          o  the Contract Value;
                                                                  o  the Roll-Up Death Benefit Value (as described below);
                                                                     or
                                                                  o  the Step-Up Value, if any, as described below.
---------------------------------------------------------         ---------------------------------------------------------
If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:                                  o  the Contract Value; or
                                                                  o  the Roll-Up Death Benefit Value (as described below)
                                                                     on the Annuitant's 80th birthday, plus any additional
                                                                     Purchase Payments and minus any partial surrender
                                                                     reductions (as described below) that occur after the
                                                                     Annuitant's 80th birthday; or
                                                                  o  the Contract Value
---------------------------------------------------------         ---------------------------------------------------------

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will be established on each Contract Date anniversary which occurs prior to the Death Report Date. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b) is any Purchase Payment made during the previous Contract Year

       c) is any partial surrender reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b) is any Purchase Payment made since the previous Contract Date anniversary

       c) is any partial surrender reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

PARTIAL SURRENDER REDUCTION (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS). The partial surrender reduction equals (1) the death benefit value (step-up or roll-up value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

             50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

             50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000 - 16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

             50,000 X (10,000/55,000) = 9,090

Your new modified Purchase Payment would be $50,000 - $9,090 = 40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

             50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

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    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                        MANDATORY
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                               PAYOUT RULES APPLY*
-----------------------------------    -------------------------    --------------------------------------    ---------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
-----------------------------------    -------------------------    --------------------------------------    ---------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
-----------------------------------    -------------------------    --------------------------------------    ---------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.
-----------------------------------    -------------------------    --------------------------------------    ---------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.
-----------------------------------    -------------------------    --------------------------------------    ---------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spousal beneficiary            Yes
THE ANNUITANT)                         owner.                       elects to continue the Contract.
-----------------------------------    -------------------------    --------------------------------------    ---------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.
-----------------------------------    -------------------------    --------------------------------------    ---------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER.              receive the distribution.

                                                                    Or, if there is a Contingent
                                                                    ANNUITANT, then the Contingent
                                                                    ANNUITANT becomes the ANNUITANT
                                                                    and the Contract continues in effect
                                                                    (generally using the original Maturity
                                                                    Date). The proceeds will then be paid
                                                                    upon the death of the Contingent
                                                                    ANNUITANT or owner.
-----------------------------------    -------------------------    --------------------------------------    ---------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
-----------------------------------    -------------------------    --------------------------------------    ---------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                     ANNUITANT is treated
                                       owner.                                                                 as death of the owner
                                                                                                              in these
                                                                                                              circumstances.)
-----------------------------------    -------------------------    --------------------------------------    ---------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  Yes
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
-----------------------------------    -------------------------    --------------------------------------    ---------------------

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    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                        MANDATORY
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                               PAYOUT RULES APPLY*
-----------------------------------    -------------------------    --------------------------------------    ---------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
-----------------------------------    -------------------------    --------------------------------------    ---------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
-----------------------------------    -------------------------    --------------------------------------    ---------------------

                               QUALIFIED CONTRACTS

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    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                        MANDATORY
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                               PAYOUT RULES APPLY*
-----------------------------------    -------------------------    --------------------------------------    ---------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER's estate.     receive a distribution.
-----------------------------------    -------------------------    --------------------------------------    ---------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
-----------------------------------    -------------------------    --------------------------------------    ---------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
-----------------------------------    -------------------------    --------------------------------------    ---------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
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MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the Contract specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
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The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding OptionS.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, Qualified or Non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity Contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from Non-qualified annuity Contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity Contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract

Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Citigroup Global Market (f/k/a Smith Barney), an affiliate of the Company and TDLLC. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.610           0.753                  94,245
                                                               2002        0.886           0.610                  57,411
                                                               2001        1.000           0.886                  58,685

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.788           1.029                 178,669
                                                               2002        1.000           0.788                   9,718

   AllianceBernstein Premier Growth Portfolio --
   Class B (2/00)...........................................   2003        0.515           0.628                 437,056
                                                               2002        0.755           0.515                 443,875
                                                               2001        0.926           0.755                 502,272
                                                               2000        1.127           0.926                 298,973
                                                               1999        1.000           1.127                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2003        0.692           0.924                 564,989
                                                               2002        0.821           0.692                 525,945
                                                               2001        0.970           0.821                 396,132
                                                               2000        1.211           0.970                 219,232
                                                               1999        1.000           1.211                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2003        0.725           0.979               1,151,521
                                                               2002        0.972           0.725                 941,090
                                                               2001        1.204           0.972                 610,536
                                                               2000        1.167           1.204                 139,836
                                                               1999        1.000           1.167                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Growth-Income Fund -- Class 2 Shares (2/00)..............   2003        0.904           1.181               1,853,357
                                                               2002        1.121           0.904               1,609,213
                                                               2001        1.107           1.121               1,049,824
                                                               2000        1.039           1.107                 197,664
                                                               1999        1.000           1.039                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (2/00).........   2003        0.589           0.799                 244,209
                                                               2002        0.837           0.589                 143,673
                                                               2001        1.001           0.837                 116,704
                                                               2000        1.215           1.001                  64,153
                                                               1999        1.000           1.215                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.845           1.044                 325,337
                                                               2002        1.000           0.845                 100,137

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.449                     449

   Templeton Foreign Securities Fund -- Class 2
   Shares (2/00)                                               2003        0.716           0.935                 331,478
                                                               2002        0.891           0.716                 272,558
                                                               2001        1.074           0.891                 228,595
                                                               2000        1.115           1.074                  33,594
                                                               1999        1.000           1.115                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2003        0.792           0.974                 789,381
                                                               2002        0.973           0.792                 811,466
                                                               2001        1.026           0.973                 386,946
                                                               2000        1.044           1.026                 190,206
                                                               1999        1.000           1.044                      --

   Diversified Strategic Income Portfolio (7/00)............   2003        1.068           1.178                 698,235
                                                               2002        1.032           1.068                 474,374
                                                               2001        1.014           1.032                 306,470
                                                               2000        0.999           1.014                  17,824
                                                               1999        1.000           0.999                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Equity Index Portfolio -- Class II Shares (6/00).........   2003        0.633           0.798                 182,850
                                                               2002        0.826           0.633                 114,890
                                                               2001        0.955           0.826                 111,598
                                                               2000        1.067           0.955                  27,831
                                                               1999        1.000           1.067                      --

   Fundamental Value Portfolio (6/00).......................   2003        0.896           1.226               1,158,025
                                                               2002        1.153           0.896                 758,878
                                                               2001        1.234           1.153                 588,600
                                                               2000        1.037           1.234                 146,610
                                                               1999        1.000           1.037                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        0.285           0.379                 214,606
                                                               2002        0.402           0.285                 119,873
                                                               2001        0.674           0.402                 127,433
                                                               2000        1.000           0.674                  57,556

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.337                   1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.245                   3,478

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.260                   3,651

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.075                   1,000

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.068                   1,000

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.049                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.134           1.176               2,391,763
                                                               2002        1.054           1.134               1,135,768
                                                               2001        1.000           1.054                 142,080

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        0.560           0.730                   8,771
                                                               2002        0.806           0.560                   3,766
                                                               2001        1.000           0.806                   1,568

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.697           0.884                 118,813
                                                               2002        0.858           0.697                  32,066
                                                               2001        1.000           0.858                   4,131

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.879           1.298                 125,042
                                                               2002        1.089           0.879                 119,022
                                                               2001        1.000           1.089                  27,156

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2003        0.897           1.231                 388,411
                                                               2002        1.212           0.897                 238,858
                                                               2001        1.205           1.212                 196,939
                                                               2000        1.033           1.205                  56,658
                                                               1999        1.000           1.033                      --

   Investors Fund -- Class I (1/01).........................   2003        0.841           1.099                 161,257
                                                               2002        1.108           0.841                 122,448
                                                               2001        1.171           1.108                  51,941
                                                               2000        1.029           1.171                      --
                                                               1999        1.000           1.029                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2003        0.776           1.141                  87,852
                                                               2002        1.204           0.776                   3,000
                                                               2001        1.315           1.204                   1,034
                                                               2000        1.141           1.315                      --
                                                               1999        1.000           1.141                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.653           0.796                  63,083
                                                               2002        0.894           0.653                  17,665
                                                               2001        1.000           0.894                   1,370

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Premier Selections All Cap Growth              2003        0.647           0.857                   9,623
   Portfolio (5/01).........................................
                                                               2002        0.895           0.647                   2,490
                                                               2001        1.000           0.895                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        1.062           1.377                 355,766
                                                               2002        1.000           1.062                   2,136

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        1.039           1.250                 650,307
                                                               2002        1.000           1.039                 369,328

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        1.075           1.395                  24,561
                                                               2002        1.000           1.075                   1,000

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        1.070           1.362                  30,342
                                                               2002        1.000           1.070                   1,174

The Travelers Series Trust
   Equity Income Portfolio (10/00)..........................   2003        0.855           1.107                 419,770
                                                               2002        1.006           0.855                 151,748
                                                               2001        1.092           1.006                 137,176
                                                               2000        1.013           1.092                  16,525
                                                               1999        1.000           1.013                      --

   Large Cap Portfolio (6/00)...............................   2003        0.559           0.688                 354,540
                                                               2002        0.734           0.559                 172,587
                                                               2001        0.900           0.734                 165,937
                                                               2000        1.066           0.900                  60,766
                                                               1999        1.000           1.066                      --

   Lazard International Stock Portfolio (3/02)..............   2003        0.846           1.074                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2003        0.559           0.669                 224,873
                                                               2002        0.757           0.559                 182,592
                                                               2001        0.989           0.757                 161,626

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio  (continued)......   2000        1.061           0.989                 101,243
                                                               1999        1.000           1.061                      --

   MFS Emerging Growth Portfolio (2/00).....................   2003        0.462           0.589                 102,983
                                                               2002        0.712           0.462                 123,340
                                                               2001        1.130           0.712                 121,516
                                                               2000        1.433           1.130                  97,130
                                                               1999        1.000           1.433                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.218                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.650           0.829                   7,540
                                                               2002        0.865           0.650                   5,245
                                                               2001        1.000           0.865                   1,154

   MFS Total Return Portfolio (7/00)........................   2003        1.061           1.221               1,110,848
                                                               2002        1.135           1.061                 695,684
                                                               2001        1.150           1.135                 445,508
                                                               2000        0.999           1.150                 202,359
                                                               1999        1.000           0.999                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           1.000                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2003        0.870           1.155               1,273,855
                                                               2002        1.309           0.870                 573,856
                                                               2001        1.382           1.309                 452,646
                                                               2000        1.210           1.382                 164,358
                                                               1999        1.000           1.210                      --

   Smith Barney High Income Portfolio (8/00)................   2003        0.837           1.053                 875,823
                                                               2002        0.876           0.837                 672,340
                                                               2001        0.922           0.876                 489,304
                                                               2000        1.016           0.922                   1,807
                                                               1999        1.000           1.016                      --

   Smith Barney International All Cap Growth
   Portfolio (3/00).........................................   2003        0.452           0.569                 119,997
                                                               2002        0.617           0.452                  87,057

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney International All Cap Growth Portfolio         2001        0.908           0.617                  83,173
   (continued)..............................................
                                                               2000        1.207           0.908                  47,399
                                                               1999        1.000           1.207                      --

   Smith Barney Large Cap Value Portfolio (6/00)............   2003        0.718           0.904                 402,191
                                                               2002        0.975           0.718                 432,542
                                                               2001        1.076           0.975                 384,096
                                                               2000        0.964           1.076                 314,048
                                                               1999        1.000           0.964                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.642           0.935                 629,393
                                                               2002        0.865           0.642                 599,697
                                                               2001        1.001           0.865                 517,862
                                                               2000        1.090           1.001                 282,561
                                                               1999        1.000           1.090                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2003        0.967           1.239                 366,913
                                                               2002        1.211           0.967                 225,995
                                                               2001        1.364           1.211                 191,467
                                                               2000        1.172           1.364                  64,859
                                                               1999        1.000           1.172                      --

   Smith Barney Money Market Portfolio (2/00)...............   2003        1.077           1.070               1,821,759
                                                               2002        1.078           1.077                 524,727
                                                               2001        1.053           1.078                 148,566
                                                               2000        1.006           1.053                  64,613
                                                               1999        1.000           1.006                      --

   Strategic Equity Portfolio (6/00)........................   2003        0.512           0.670                 216,950
                                                               2002        0.782           0.512                 255,773
                                                               2001        0.914           0.782                 284,839
                                                               2000        1.132           0.914                 202,439
                                                               1999        1.000           1.132                      --

   Travelers Managed Income Portfolio (7/00)................   2003        1.125           1.204               1,070,557
                                                               2002        1.115           1.125                 510,149
                                                               2001        1.059           1.115                 188,214

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Travelers Managed Income Portfolio (continued)...........   2000        0.994           1.059                  29,625
                                                               1999        1.000           0.994                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2003        0.523           0.648                  39,159
                                                               2002        0.750           0.523                  37,188
                                                               2001        0.964           0.750                  49,390
                                                               2000        1.145           0.964                  39,955
                                                               1999        1.000           1.145                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2003        0.537           0.675                 216,713
                                                               2002        0.806           0.537                 196,991
                                                               2001        1.193           0.806                 196,978
                                                               2000        1.345           1.193                 115,899
                                                               1999        1.000           1.345                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.694           0.973                 101,651
                                                               2002        0.946           0.694                  46,293
                                                               2001        1.000           0.946                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2003        0.811           1.027                 163,339
                                                               2002        0.907           0.811                  81,354
                                                               2001        1.048           0.907                  53,627
                                                               2000        1.138           1.048                  22,930
                                                               1999        1.000           1.138                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2003        0.857           1.170                 236,967
                                                               2002        1.000           0.857                  62,979

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.963           1.179                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.960           1.242                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (2/00)...........................................   2003        0.948           1.144                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2003        0.984           1.303                  55,238

   Growth Fund -- Class 2 Shares (2/00).....................   2003        0.960           1.286                  99,932

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2003        0.971           1.259                  66,778

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (2/00).........   2003        0.969           1.301                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.994           1.218                   6,136

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.441                  54,560

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2003        0.989           1.279                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2003        0.977           1.191                      --

   Diversified Strategic Income Portfolio (7/00)............   2003        1.010           1.105                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2003        0.967           1.209                 143,964

   Fundamental Value Portfolio (6/00).......................   2003        0.966           1.310                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        0.983           1.296                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.329                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.238                   6,050

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.253                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.043                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.012           1.040                  27,193

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        0.958           1.238                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.994           1.251                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.977           1.431                  82,176

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2003        0.960           1.306                  59,804

   Investors Fund -- Class I (1/01).........................   2003        0.958           1.241                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2003        0.970           1.413                   9,472

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.963           1.164                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Premier Selections All Cap Growth              2003        0.960           1.261                      --
   Portfolio (5/01).........................................

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        0.969           1.247                      --
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        0.979           1.169                      --
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        0.962           1.239                      --
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        0.961           1.214                      --
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)..........................   2003        0.958           1.230                  36,353

   Large Cap Portfolio (6/00)...............................   2003        0.967           1.179                      --

   Lazard International Stock Portfolio (3/02)..............   2003        1.001           1.260                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2003        0.973           1.154                      --

   MFS Emerging Growth Portfolio (2/00).....................   2003        0.971           1.227                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.211                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.967           1.224                   2,233

   MFS Total Return Portfolio (7/00)........................   2003        0.986           1.124                  63,220

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.997                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Aggressive Growth Portfolio (3/00)..........   2003        0.951           1.252                      --

   Smith Barney High Income Portfolio (8/00)................   2003        1.007           1.257                      --

   Smith Barney International All Cap Growth
   Portfolio (3/00).........................................   2003        0.986           1.230                      --

   Smith Barney Large Cap Value Portfolio (6/00)............   2003        0.969           1.210                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.946           1.366                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2003        0.977           1.240                      --

   Smith Barney Money Market Portfolio (2/00)...............   2003        0.999           0.985                      --

   Strategic Equity Portfolio (6/00)........................   2003        0.969           1.258                      --

   Travelers Managed Income Portfolio (7/00)................   2003        1.014           1.076                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2003        0.966           1.188                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2003        0.959           1.196                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.974           1.354                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (5/00)...........   2003        0.991           1.246                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2003        0.986           1.334                      --

                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B.

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund -- Series I is no longer AIM available to new Contract Owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new Contract Owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new Contract Owners.

Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio is no longer available to new Contract Owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.610           0.753                 224,709
                                                               2002        0.886           0.610                 273,880
                                                               2001        1.000           0.886                  44,481

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.788           1.029                 202,171
                                                               2002        1.000           0.788                 105,186

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        0.515           0.628               4,417,255
                                                               2002        0.755           0.515               4,996,672
                                                               2001        0.926           0.755               5,706,327
                                                               2000        1.127           0.926               4,292,514
                                                               1999        1.000           1.127                  98,377

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2003        0.692           0.924               4,013,956
                                                               2002        0.821           0.692               3,794,165
                                                               2001        0.970           0.821               3,848,239
                                                               2000        1.211           0.970               3,249,643
                                                               1999        1.000           1.211                 123,540

   Growth Fund -- Class 2 Shares (11/99)....................   2003        0.725           0.979               9,674,784
                                                               2002        0.972           0.725               9,051,297
                                                               2001        1.204           0.972               8,538,251
                                                               2000        1.167           1.204               6,160,677
                                                               1999        1.000           1.167               1,134,441

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Growth-Income Fund -- Class 2 Shares (11/99).............   2003        0.904           1.181               9,723,750
                                                               2002        1.121           0.904               8,678,386
                                                               2001        1.107           1.121               7,396,792
                                                               2000        1.039           1.107               4,257,325
                                                               1999        1.000           1.039                  46,596

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (11/99)........   2003        0.589           0.799               2,521,774
                                                               2002        0.837           0.589               2,338,805
                                                               2001        1.001           0.837               2,212,536
                                                               2000        1.215           1.001               1,777,941
                                                               1999        1.000           1.215                 549,437

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)...   2003        0.845           1.044                 329,118
                                                               2002        1.000           0.845                  24,581

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.449                  82,956

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2003        0.716           0.935               2,404,709
                                                               2002        0.891           0.716               2,323,461
                                                               2001        1.074           0.891               2,087,896
                                                               2000        1.115           1.074               1,545,765
                                                               1999        1.000           1.115                  53,095

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2003        0.792           0.974               3,621,952
                                                               2002        0.973           0.792               3,234,469
                                                               2001        1.026           0.973               2,172,270
                                                               2000        1.044           1.026                 941,763
                                                               1999        1.000           1.044                  84,121

   Diversified Strategic Income Portfolio (11/99)...........   2003        1.068           1.178               3,034,833
                                                               2002        1.032           1.068               2,969,507
                                                               2001        1.014           1.032               2,434,690
                                                               2000        0.999           1.014               1,438,172
                                                               1999        1.000           0.999                 341,104

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Equity Index Portfolio -- Class II Shares (11/99)........   2003        0.633           0.798               2,780,248
                                                               2002        0.826           0.633               2,776,130
                                                               2001        0.955           0.826               2,792,764
                                                               2000        1.067           0.955               1,086,755
                                                               1999        1.000           1.067                 348,286

   Fundamental Value Portfolio (12/99)......................   2003        0.896           1.226               5,064,535
                                                               2002        1.153           0.896               5,190,545
                                                               2001        1.234           1.153               4,341,451
                                                               2000        1.037           1.234                 948,161
                                                               1999        1.000           1.037                  12,938

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        0.285           0.379               2,307,386
                                                               2002        0.402           0.285               2,481,234
                                                               2001        0.674           0.402               2,683,031
                                                               2000        1.000           0.674               1,701,726

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.337                  60,086

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.245                  52,729

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.260                 163,255

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.075                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.068                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.049                 202,392

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.134           1.176               5,407,443
                                                               2002        1.054           1.134               3,419,880
                                                               2001        1.000           1.054                 434,773

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (6/01)   2003        0.560           0.730                  84,884
                                                               2002        0.806           0.560                  56,378
                                                               2001        1.000           0.806                  22,514

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.697           0.884                 181,635
                                                               2002        0.858           0.697                  86,812
                                                               2001        1.000           0.858                  14,691

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.879           1.298                 531,891
                                                               2002        1.089           0.879                 332,783
                                                               2001        1.000           1.089                  71,890

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2003        0.897           1.231               1,888,455
                                                               2002        1.212           0.897               1,976,967
                                                               2001        1.205           1.212               1,598,744
                                                               2000        1.033           1.205                 507,525
                                                               1999        1.000           1.033                  20,279

   Investors Fund -- Class I (11/99)........................   2003        0.841           1.099               1,393,911
                                                               2002        1.108           0.841               1,267,791
                                                               2001        1.171           1.108               1,112,073
                                                               2000        1.029           1.171                 217,211
                                                               1999        1.000           1.029                  10,159

   Small Cap Growth Fund -- Class I (11/99).................   2003        0.776           1.141                 502,581
                                                               2002        1.204           0.776                 405,274
                                                               2001        1.315           1.204                 370,805
                                                               2000        1.141           1.315                 266,300
                                                               1999        1.000           1.141                  35,132

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.653           0.796                 148,027
                                                               2002        0.894           0.653                  62,178
                                                               2001        1.000           0.894                   8,386

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Premier Selections All Cap Growth              2003        0.647           0.857                 277,969
   Portfolio (5/01).........................................
                                                               2002        0.895           0.647                 213,889
                                                               2001        1.000           0.895                  98,459

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        1.062           1.377               1,260,241
                                                               2002        1.000           1.062                 146,807

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        1.039           1.250               2,075,139
                                                               2002        1.000           1.039                 107,743

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        1.075           1.395                 183,455
                                                               2002        1.000           1.075                  11,968

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        1.070           1.362                  54,011
                                                               2002        1.000           1.070                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)..........................   2003        0.855           1.107               1,414,340
                                                               2002        1.006           0.855               1,406,171
                                                               2001        1.092           1.006               1,135,718
                                                               2000        1.013           1.092                 562,016
                                                               1999        1.000           1.013                  19,805

   Large Cap Portfolio (11/99)..............................   2003        0.559           0.688               2,365,088
                                                               2002        0.734           0.559               1,889,763
                                                               2001        0.900           0.734               1,809,999
                                                               2000        1.066           0.900               1,406,663
                                                               1999        1.000           1.066                 559,758

   Lazard International Stock Portfolio (8/02)..............   2003        0.846           1.074                 132,493

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2003        0.559           0.669               1,037,347
                                                               2002        0.757           0.559               1,151,010
                                                               2001        0.989           0.757               1,231,361

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio (continued).......   2000        1.061           0.989                 745,993
                                                               1999        1.000           1.061                  54,286

   MFS Emerging Growth Portfolio (11/99)....................   2003        0.462           0.589               3,170,351
                                                               2002        0.712           0.462               3,807,558
                                                               2001        1.130           0.712               4,413,097
                                                               2000        1.433           1.130               3,648,186
                                                               1999        1.000           1.433                 857,752

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.218                   1,217

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)................   2003        0.650           0.829                 515,789
                                                               2002        0.865           0.650                 381,876
                                                               2001        1.000           0.865                 136,035

   MFS Total Return Portfolio (11/99).......................   2003        1.061           1.221               7,058,378
                                                               2002        1.135           1.061               6,681,829
                                                               2001        1.150           1.135               5,208,923
                                                               2000        0.999           1.150               1,871,925
                                                               1999        1.000           0.999                 340,973

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           1.000                 151,638

   Smith Barney Aggressive Growth Portfolio (11/99).........   2003        0.870           1.155               6,716,858
                                                               2002        1.309           0.870               6,378,946
                                                               2001        1.382           1.309               6,108,454
                                                               2000        1.210           1.382               3,182,829
                                                               1999        1.000           1.210                  74,420

   Smith Barney High Income Portfolio (11/99)...............   2003        0.837           1.053               2,428,714
                                                               2002        0.876           0.837               1,743,696
                                                               2001        0.922           0.876               1,352,081
                                                               2000        1.016           0.922                 746,254
                                                               1999        1.000           1.016                  83,518

   Smith Barney International All Cap Growth
   Portfolio (11/99)........................................   2003        0.452           0.569               1,815,361
                                                               2002        0.617           0.452               3,924,462

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney International All Cap Growth Portfolio         2001        0.908           0.617               2,412,874
   (continued)..............................................
                                                               2000        1.207           0.908               1,959,090
                                                               1999        1.000           1.207                  69,739

   Smith Barney Large Cap Value Portfolio (11/99)...........   2003        0.718           0.904               3,144,755
                                                               2002        0.975           0.718               3,249,278
                                                               2001        1.076           0.975               3,409,971
                                                               2000        0.964           1.076               1,620,470
                                                               1999        1.000           0.964                  99,981

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2003        0.642           0.935               6,283,234
                                                               2002        0.865           0.642               6,310,650
                                                               2001        1.001           0.865               7,117,413
                                                               2000        1.090           1.001               4,125,697
                                                               1999        1.000           1.090                 241,754

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2003        0.967           1.239               2,871,249
                                                               2002        1.211           0.967               2,868,310
                                                               2001        1.364           1.211               2,654,148
                                                               2000        1.172           1.364               1,154,540
                                                               1999        1.000           1.172                  26,517

   Smith Barney Money Market Portfolio (11/99)..............   2003        1.077           1.070               5,977,716
                                                               2002        1.078           1.077               7,333,450
                                                               2001        1.053           1.078              10,629,210
                                                               2000        1.006           1.053               2,727,512
                                                               1999        1.000           1.006                  25,456

   Strategic Equity Portfolio (11/99).......................   2003        0.512           0.670               5,209,330
                                                               2002        0.782           0.512               5,951,879
                                                               2001        0.914           0.782               6,226,561
                                                               2000        1.132           0.914               5,313,349
                                                               1999        1.000           1.132                 774,589

   Travelers Managed Income Portfolio (11/99)...............   2003        1.125           1.204               2,671,175
                                                               2002        1.115           1.125               2,210,799
                                                               2001        1.059           1.115               1,539,696

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Travelers Managed Income Portfolio (continued)...........   2000        0.994           1.059                 598,018
                                                               1999        1.000           0.994                   2,445

   Van Kampen Enterprise Portfolio (11/99)..................   2003        0.523           0.648               1,519,148
                                                               2002        0.750           0.523               1,585,903
                                                               2001        0.964           0.750               1,863,264
                                                               2000        1.145           0.964               1,841,630
                                                               1999        1.000           1.145                 168,261

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2003        0.537           0.675               3,851,217
                                                               2002        0.806           0.537               4,114,292
                                                               2001        1.193           0.806               4,788,151
                                                               2000        1.345           1.193               4,177,551
                                                               1999        1.000           1.345                 148,853

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.694           0.973                 151,572
                                                               2002        0.946           0.694                  60,515
                                                               2001        1.000           0.946                  10,542

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (11/99)..........   2003        0.811           1.027               1,395,025
                                                               2002        0.907           0.811               1,251,130
                                                               2001        1.048           0.907               1,396,683
                                                               2000        1.138           1.048                 866,413
                                                               1999        1.000           1.138                  68,187

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2003        0.857           1.170                 533,777
                                                               2002        1.000           0.857                  89,941

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.963           1.179                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.960           1.242                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        0.948           1.144                   1,664

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2003        0.984           1.303                  36,452

   Growth Fund -- Class 2 Shares (11/99)....................   2003        0.960           1.286                  70,233

   Growth-Income Fund -- Class 2 Shares (11/99).............   2003        0.971           1.259                 144,983

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (11/99)........   2003        0.969           1.301                   9,365

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)...   2003        0.994           1.218                  60,706

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.441                   7,709

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2003        0.989           1.279                  18,112

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2003        0.977           1.191                  33,097

   Diversified Strategic Income Portfolio (11/99)...........   2003        1.010           1.105                   9,539

   Equity Index Portfolio -- Class II Shares (11/99)........   2003        0.967           1.209                  48,170

   Fundamental Value Portfolio (12/99)......................   2003        0.966           1.310                   8,642

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        0.983           1.296                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.329                  13,380

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.238                  18,755

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.253                  30,096

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.043                   6,497

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.012           1.040                  52,717

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (6/01)   2003        0.958           1.238                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.994           1.251                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.977           1.431                  11,692

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2003        0.960           1.306                   2,066

   Investors Fund -- Class I (11/99)........................   2003        0.958           1.241                   2,898

   Small Cap Growth Fund -- Class I (11/99).................   2003        0.970           1.413                  14,928

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.963           1.164                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Premier Selections All Cap Growth              2003        0.960           1.261                      --
   Portfolio (5/01).........................................

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        0.969           1.247                 128,588
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        0.979           1.169                 197,996
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        0.962           1.239                      --
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        0.961           1.214                  30,431
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)..........................   2003        0.958           1.230                      --

   Large Cap Portfolio (11/99)..............................   2003        0.967           1.179                   2,446

   Lazard International Stock Portfolio (8/02)..............   2003        1.001           1.260                   8,954

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2003        0.973           1.154                   6,398

   MFS Emerging Growth Portfolio (11/99)....................   2003        0.971           1.227                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.211                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)................   2003        0.967           1.224                  11,023

   MFS Total Return Portfolio (11/99).......................   2003        0.986           1.124                 129,554

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.997                  18,897

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Aggressive Growth Portfolio (11/99).........   2003        0.951           1.252                      --

   Smith Barney High Income Portfolio (11/99)...............   2003        1.007           1.257                   9,918

   Smith Barney International All Cap Growth
   Portfolio (11/99)........................................   2003        0.986           1.230                      --

   Smith Barney Large Cap Value Portfolio (11/99)...........   2003        0.969           1.210                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2003        0.946           1.366                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2003        0.977           1.240                  19,016

   Smith Barney Money Market Portfolio (11/99)..............   2003        0.999           0.985                  24,852

   Strategic Equity Portfolio (11/99).......................   2003        0.969           1.258                  18,537

   Travelers Managed Income Portfolio (11/99)...............   2003        1.014           1.076                  53,668

   Van Kampen Enterprise Portfolio (11/99)..................   2003        0.966           1.188                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2003        0.959           1.196                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.974           1.354                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (11/99)...........   2003        0.991           1.246                   9,433

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2003        0.986           1.334                  43,499

                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B.

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003 : The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund -- Series I is no longer AIM available to new Contract Owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new Contract Owners.

Travelers Series Fund Inc. : Smith Barney International All Cap Growth Portfolio is no longer available to new Contract Owners.

Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio is no longer available to new Contract Owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

              The Insurance Company
              Principal Underwriter
              Distribution and Principal Underwriting Agreement
              Valuation of Assets
              Federal Tax Considerations
              Independent Accountants
              Condensed Financial Information
              Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
The Travelers Insurance Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S.

Name:
            --------------------------------------------------------------------

Address:
            --------------------------------------------------------------------


            --------------------------------------------------------------------

L-20668                                                              May 3, 2004

 TRAVELERS LIFE AND ANNUITY VINTAGE II (SERIES II) VARIABLE ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes Travelers Life & Annuity Vintage II (Series II) VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."
You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:


ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.            SMITH BARNEY INVESTMENT SERIES
   AllianceBernstein Growth and Income Portfolio -- Class B(1)      Smith Barney Large Cap Core Portfolio
   AllianceBernstein Premier Growth Portfolio -- Class B(2)         Smith Barney Premier Selections All Cap Growth Portfolio
AMERICAN FUNDS INSURANCE SERIES                                 SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Global Growth Fund -- Class 2 Shares                            Multiple Discipline Portfolio -- All Cap Growth and Value
   Growth Fund -- Class 2 Shares                                   Multiple Discipline Portfolio -- Balanced All Cap
   Growth-Income Fund -- Class 2 Shares                              Growth and Value
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST               Multiple Discipline Portfolio -- Global All Cap Growth and Value
   Franklin Small Cap Fund -- Class 2 Shares                       Multiple Discipline Portfolio -- Large Cap Growth and Value
   Mutual Shares Securities Fund -- Class 2 Shares              THE TRAVELERS SERIES TRUST
   Templeton Developing Markets Securities Fund                    Equity Income Portfolio
     -- Class 2 Shares                                             Large Cap Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares             Lazard International Stock Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares              Merrill Lynch Large Cap Core Portfolio(5)
GREENWICH STREET SERIES FUND                                       MFS Emerging Growth Portfolio
   Appreciation Portfolio                                          MFS Value Portfolio
   Diversified Strategic Income Portfolio                          Pioneer Fund Portfolio(6)
   Equity Index Portfolio -- Class II Shares                    TRAVELERS SERIES FUND INC.
   Fundamental Value Portfolio                                     AIM Capital Appreciation Portfolio
JANUS ASPEN SERIES                                                 MFS Total Return Portfolio
   Mid Cap Growth Portfolio -- Service Shares(3)                   Pioneer Strategic Income Portfolio(7)
LAZARD RETIREMENT SERIES, INC.                                     SB Adjustable Rate Income Portfolio Smith Barney Class
   Lazard Retirement Small Cap Portfolio                           Smith Barney Aggressive Growth Portfolio
LORD ABBETT SERIES FUND, INC.                                      Smith Barney High Income Portfolio
   Growth and Income Portfolio                                     Smith Barney Large Capitalization Growth Portfolio
   Mid-Cap Value Portfolio                                         Smith Barney Mid Cap Core Portfolio
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.                          Smith Barney Money Market Portfolio
   Merrill Lynch Global Allocation V.I. Fund -- Class III          Strategic Equity Portfolio(8)
   Merrill Lynch Small Cap Value V.I. Fund -- Class III            Travelers Managed Income Portfolio
PIMCO VARIABLE INSURANCE TRUST                                     Van Kampen Enterprise Portfolio
   Real Return Portfolio -- Administrative Class                VAN KAMPEN LIFE INVESTMENT TRUST
   Total Return Portfolio -- Administrative Class                  Emerging Growth Portfolio -- Class I Shares
PUTNAM VARIABLE TRUST                                           VARIABLE ANNUITY PORTFOLIOS
   Putnam VT Small Cap Value Fund -- Class IB Shares               Smith Barney Small Cap Growth Opportunities Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                     VARIABLE INSURANCE PRODUCTS FUND II
   All Cap Fund -- Class I(4)                                      Contrafund(R)Portfolio -- Service Class
   Investors Fund -- Class I                                    VARIABLE INSURANCE PRODUCTS FUND III
   Small Cap Growth Fund -- Class I                                Mid Cap Portfolio -- Service Class 2

--------------

(1)   Formerly Growth and Income Portfolio -- Class B           (5)   Formerly MFS Research Portfolio
(2)   Formerly Premier Growth Portfolio -- Class B              (6)   Formerly Utilities Portfolio
(3)   Formerly Aggressive Growth Portfolio -- Service Shares    (7)   Formerly Putnam Diversified Income Portfolio
(4)   Formerly Capital Fund -- Class I                          (8)   Formerly Alliance Growth Portfolio


The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, HARTFORD, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary..............................................    3   The Annuity Period..................................  44
Summary...............................................    5      Maturity Date....................................  44
Fee Table.............................................    9      Allocation of Annuity............................  44
Condensed Financial Information.......................   15      Variable Annuity.................................  44
The Annuity Contract..................................   15      Fixed Annuity....................................  45
   Contract Owner Inquiries...........................   16   Payment Options.....................................  45
   Purchase Payments..................................   16      Election of Options..............................  45
   Accumulation Units.................................   16      Annuity Options..................................  46
   The Variable Funding Options.......................   17      Variable Liquidity Benefit.......................  46
Fixed Account.........................................   22   Miscellaneous Contract Provisions...................  46
Charges and Deductions................................   22      Right to Return..................................  46
   General............................................   22      Termination......................................  47
   Withdrawal Charge..................................   23      Required Reports.................................  47
   Free Withdrawal Allowance..........................   24      Suspension of Payments...........................  47
   Transfer Charge....................................   24   The Separate Accounts...............................  47
   Administrative Charges.............................   24      Performance Information..........................  48
   Mortality and Expense Risk Charge..................   24   Federal Tax Considerations..........................  48
   Enhanced Stepped-Up Provision Charge...............   25      General Taxation of Annuities....................  48
   Guaranteed Minimum Withdrawal Benefit                         Types of Contracts: Qualified and
    Charge............................................   25        Non-qualified..................................  49
   Guaranteed Minimum Accumulation Benefit                       Qualified Annuity Contracts......................  49
    Charge............................................             Taxation of Qualified Annuity Contracts........  49
   Variable Liquidity Benefit Charge..................   25        Mandatory Distributions for Qualified Plans....  49
   Variable Funding Option Expenses...................   25      Non-qualified Annuity Contracts..................  49
   Premium Tax........................................   25        Diversification Requirements for
   Changes in Taxes Based upon                                       Variable Annuities...........................  50
     Premium or Value.................................   25        Ownership of the Investments...................  50
Transfers.............................................   26        Taxation of Death Benefit Proceeds.............  50
   Dollar Cost Averaging..............................   27      Other Tax Considerations.........................  50
Access to Your Money..................................   28        Treatment of Charges for Optional Benefits.....  51
   Systematic Withdrawals.............................   28        Penalty Tax for Premature Distribution.........  51
   Loans..............................................   28        Puerto Rico Tax Considerations.................  51
Ownership Provisions..................................   28        Non-Resident Aliens............................  51
   Types of Ownership.................................   28   Other Information...................................  51
     Contract Owner...................................   28      The Insurance Companies..........................  51
     Beneficiary......................................   29      Financial Statements.............................  52
     Annuitant........................................   29      Distribution of Variable Annuity Contracts.......  52
Death Benefit.........................................   29      Conformity with State and Federal Laws...........  53
   Death Proceeds before the Maturity Date............   30      Voting Rights....................................  53
   Enhanced Stepped-Up Provision......................   32      Restrictions on Financial Transactions...........  53
   Payment of Proceeds................................   33      Legal Proceedings and Opinions...................  53
   Spousal Contract Continuance.......................   34   Appendix A: Condensed Financial Information
   Beneficiary Contract Continuance...................   35      for The Travelers Separate Account Nine.........  A-1
   Planned Death Benefit..............................   35   Appendix B: Condensed Financial Information
   Death Proceeds after the Maturity Date.............   35      for The Travelers Separate Account Ten..........  B-1
 Living Benefits......................................   36   Appendix C: The Fixed Account......................  C-1
   Guaranteed Minimum Withdrawal Benefit..............   36   Appendix D: Contents of the Statement
   Guaranteed Minimum Accumulation Benefit............   38      of Additional Information.......................  D-1


                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
       TRAVELERS LIFE AND ANNUITY VINTAGE II (SERIES II) VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase, generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving Annuity Payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(k), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax-qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25% for the Standard Death Benefit, 1.35% for the Step-Up Death Benefit, and 1.55% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in years eight and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or (3) the election of spousal contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include subsequent Purchase Payments in the calculation of the amount that we guarantee to return.

       o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE...........................................      6%(1)
      (as a percentage of the Purchase Payments withdrawn)

      TRANSFER CHARGE.............................................     $10(2)
      (assessed on transfers that exceed 12 per year)

      VARIABLE LIQUIDITY BENEFIT CHARGE...........................      6%(3)
      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND FEES AND EXPENSES.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE.......................... $30(4)
--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

            YEARS SINCE PURCHASE PAYMENT MADE               WITHDRAWAL CHARGE
-------------------------------------------------------   ----------------------
  GREATER THAN OR EQUAL TO            BUT LESS THAN
           0 years                       3 years                   6%
           3 years                       5 years                   5%
           5 years                       6 years                   4%
           6 years                       7 years                   3%
          7 + years                        --                      0%

(2) We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

            YEARS SINCE INITIAL PURCHASE PAYMENT            WITHDRAWAL CHARGE
--------------------------------------------------------  ----------------------
  GREATER THAN OR EQUAL TO            BUT LESS THAN
           0 years                       3 years                   6%
           3 years                       5 years                   5%
           5 years                       6 years                   4%
           6 years                       7 years                   3%
          7 + years                        --                      0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.15% charge for E.S.P., a 0.15% charge for GMAB, a maximum charge of 1.00% for GMWB, each an optional feature. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                           STANDARD DEATH         STEP-UP DEATH        ROLL-UP DEATH
                                                              BENEFIT                BENEFIT              BENEFIT
                                                        ---------------------   ------------------  ---------------------
Mortality and Expense Risk Charge...................           1.25%                  1.35%                1.55%
Administrative Expense Charge.......................           0.15%                  0.15%                0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
OPTIONAL FEATURES SELECTED..........................           1.40%                  1.50%                1.70%
Optional E.S.P. Charge..............................           0.15%                  0.15%                0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
ONLY SELECTED.......................................           1.55%                  1.65%                1.85%
Optional GMAB Charge................................           0.50%                  0.50%                0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB
ONLY SELECTED........................................          2.05%                  2.20%                2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMAB SELECTED(5) ................................          2.25%                  2.40%                2.60%
Maximum GMWB Charge.................................           1.00%(6)              1.00%(6)              1.00%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB
ONLY SELECTED.......................................           2.40%                  2.50%                2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMWB SELECTED...................................           2.55%                  2.65%                2.85%


--------------
(5)  GMAB and GMWB cannot both be elected.
(6)  The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.53%                          4.72%
(expenses that are zdeducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)


UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                               DISTRIBUTION                   TOTAL       CONTRACTUAL         NET TOTAL
                                                  AND/OR                     ANNUAL        FEE WAIVER          ANNUAL
                                  MANAGEMENT   SERVICE(12b-1)    OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                     FEE           FEES        EXPENSES      EXPENSES    REIMBURSEMENT        EXPENSES
------------------                -----------  --------------  ----------  ------------  ---------------   ----------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC.
   AllianceBernstein Growth
     and Income Portfolio --
     Class B*.................      0.63%          0.25%         0.03%        0.91%          0.08%                 0.83%(1)
   AllianceBernstein Premier
     Growth Portfolio -- Class
     B*.......................      1.00%          0.25%         0.05%        1.30%          0.25%                 1.05%(1)
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class
     2 Shares*................      0.66%          0.25%         0.04%        0.95%           --                   0.95%
   Growth Fund -- Class 2
     Shares*                        0.37%          0.25%         0.02%        0.64%           --                   0.64%
   Growth-Income Fund -- Class
     2 Shares*................      0.33%          0.25%         0.01%        0.59%           --                   0.59%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund --
     Class 2 Shares*..........      0.51%          0.25%         0.29%        1.05%          0.04%                 1.01%(2)
   Mutual Shares Securities
     Fund-- Class 2 Shares*...      0.60%          0.25%         0.20%        1.05%           --                   1.05%(3)
   Templeton Developing
     Markets Securities Fund --
     Class 2 Shares*..........      1.25%          0.25%         0.30%        1.80%           --                   1.80%
   Templeton Foreign
     Securities Fund -- Class 2
     Shares*..................      0.69%          0.25%         0.22%        1.16%          0.04%                 1.12%(4)
   Templeton Growth Securities
     Fund -- Class 2 Shares*..      0.81%          0.25%         0.07%        1.13%           --                   1.13%(5)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio.....      0.75%           --           0.02%        0.77%           --                   0.77%
   Diversified Strategic
     Income Portfolio.........      0.65%           --           0.11%        0.76%           --                   0.76%
   Equity Index Portfolio --
     Class II Shares*.........      0.31%          0.25%         0.04%        0.60%           --                   0.60%
   Fundamental Value Portfolio      0.75%           --           0.02%        0.77%           --                   0.77%
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --
     Service Shares*..........      0.65%          0.25%         0.02%        0.92%           --                   0.92%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap
     Portfolio*...............      0.75%          0.25%         0.42%        1.42%          0.17%                 1.25%(6)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio      0.50%           --           0.35%        0.85%           --                   0.85%
   Mid-Cap Value Portfolio....      0.75%           --           0.33%        1.08%           --                   1.08%
MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund --
     Class III*...............      0.65%          0.25%         0.18%        1.08%           --                   1.08%
   Merrill Lynch Small Cap
     Value V.I. Fund -- Class
     III*.....................      0.75%          0.25%         0.08%        1.08%           --                   1.08%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.26%        0.66%          0.01%                 0.65%(7)
   Total Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.26%        0.66%          0.01%                 0.65%(8)



                                               DISTRIBUTION                   TOTAL       CONTRACTUAL         NET TOTAL
                                                  AND/OR                     ANNUAL        FEE WAIVER          ANNUAL
                                  MANAGEMENT   SERVICE(12b-1)    OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                     FEE           FEES        EXPENSES      EXPENSES    REIMBURSEMENT        EXPENSES
-------------------               -----------  --------------  ----------  ------------  ---------------   ----------------
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund -- Class IB
     Shares*..................      0.77%          0.25%         0.22%        1.24%           --                   1.24%(9)
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*.      0.80%          0.25%         0.12%        1.17%           --                   1.17%(9)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I....      0.85%           --           0.13%        0.98%           --                   0.98%
   Investors Fund -- Class I..      0.70%           --           0.12%        0.82%           --                   0.82%
   Small Cap Growth Fund --
     Class I..................      0.75%           --           0.51%        1.26%           --                   1.26%
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core
     Portfolio................      0.75%           --           0.16%        0.91%           --                   0.91%
   Smith Barney Premier
     Selections All Cap Growth
     Portfolio................      0.75%           --           0.15%        0.90%           --                   0.90%
SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST
   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value*........      0.75%          0.25%         0.31%        1.31%           --                      --(17)
   Multiple Discipline
     Portfolio -- Balanced All
     Cap Growth and Value*....      0.75%          0.25%         1.35%        2.35%           --                      --(17)
   Multiple Discipline
     Portfolio -- Global All
     Cap Growth and Value*....      0.75%          0.25%         0.39%        1.39%           --                      --(17)
   Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value*........      0.75%          0.25%         1.35%        2.35%           --                      --(17)
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio....      0.75%           --           0.12%        0.87%           --                   0.87%(10)
   Large Cap Portfolio........      0.75%           --           0.11%        0.86%           --                   0.86%(10)
   Lazard International Stock
     Portfolio................      0.83%           --           0.17%        1.00%           --                   1.00%(11)
   Merrill Lynch Large Cap
     Core Portfolio...........      0.80%           --           0.19%        0.99%           --                   0.99%(12)
   MFS Emerging Growth
     Portfolio................      0.75%           --           0.14%        0.89%           --                   0.89%(10)
   MFS Value Portfolio........      0.75%           --           0.33%        1.08%           --                      --(12)
   Pioneer Fund Portfolio.....      0.72%           --           0.40%        1.12%           --                   1.12%(13)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................      0.80%           --           0.05%        0.85%           --                   0.85%
   MFS Total Return Portfolio.      0.80%           --           0.02%        0.82%           --                   0.82%
   Pioneer Strategic Income
     Portfolio................      0.75%           --           0.25%        1.00%           --                   1.00%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*...................      0.60%          0.25%         3.87%        4.72%          3.72%                 1.00%(14)
   Smith Barney Aggressive
     Growth Portfolio.........      0.80%           --           0.02%        0.82%           --                   0.82%
   Smith Barney High Income
     Portfolio................      0.60%           --           0.09%        0.69%           --                   0.69%
   Smith Barney Large
     Capitalization Growth
     Portfolio................      0.75%           --           0.04%        0.79%           --                   0.79%
   Smith Barney Mid Cap Core
     Portfolio ...............      0.75%           --           0.10%        0.85%           --                   0.85%
   Smith Barney Money Market
     Portfolio................      0.50%           --           0.03%        0.53%           --                   0.53%
   Strategic Equity Portfolio.      0.80%           --           0.04%        0.84%           --                   0.84%



                                               DISTRIBUTION                   TOTAL       CONTRACTUAL         NET TOTAL
                                                  AND/OR                     ANNUAL        FEE WAIVER          ANNUAL
                                  MANAGEMENT   SERVICE(12b-1)    OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                     FEE           FEES        EXPENSES      EXPENSES    REIMBURSEMENT        EXPENSES
-------------------               -----------  --------------  ----------  ------------  ---------------   ----------------
   Travelers Managed Income         0.65%           --           0.03%        0.68%           --                   0.68%
     Portfolio................
   Van Kampen Enterprise
     Portfolio                      0.70%           --           0.10%        0.80%           --                   0.80%
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio
     Class I Shares...........      0.70%           --           0.07%        0.77%           --                   0.77%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio................      0.75%           --           0.40%        1.15%           --                     --(17)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class*...........      0.58%          0.10%         0.09%        0.77%           --                     --(15)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Mid Cap Portfolio -- Service
     Class 2*.................      0.58%          0.25%         0.12%        0.95%           --                     --(16)


--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES
 (1) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

 (2) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

 (3) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (4) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

 (5) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

 (7) "Other Expenses" reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

 (8) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (9) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

 (10) Fund has a voluntary waiver of 0.95%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (11) Fund has a voluntary waiver of 1.25%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (12) Fund has a voluntary waiver of 1.00%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (13) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (14) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

 (15) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75%. These offsets may be discontinued at any time.
 (16) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.
 (17) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.


                                                                                 VOLUNTARY FEE
                                                                                 WAIVER AND/OR
                                                                                    EXPENSE             NET TOTAL ANNUAL
       FUNDING OPTION                                                            REIMBURSEMENT         OPERATING EXPENSES
       ----------------                                                      -----------------------  ---------------------
       Multiple Discipline Portfolio -- All Cap Growth and Value..........           0.31%                   1.00%
       Multiple Discipline Portfolio -- Balanced All Cap Growth and Value.           1.35%                   1.00%
       Multiple Discipline Portfolio -- Global All Cap Growth and Value...           0.39%                   1.00%
       Multiple Discipline Portfolio -- Large Cap Growth and Value........           1.35%                   1.00%
       MFS Value Portfolio................................................           0.08%                   1.00%
       Smith Barney Small Cap Growth Opportunities Portfolio..............           0.25%                   0.90%
       Contrafund(R)Portfolio -- Service Class............................           0.02%                   0.75%
       Mid Cap Portfolio -- Service Class 2...............................           0.02%                   0.93%


EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).


                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS    10 YEARS   1 YEAR    3 YEARS   5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.....................       1349      2789      4055       6674       749       2189      3555        6674
Underlying Fund with Minimum Total Annual
Operating Expenses.....................        942      1643      2267       3681       342       1043      1767        3681


EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).


                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS    10 YEARS   1 YEAR    3 YEARS   5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.....................       1292      2634      3824       6330       692       2034      3324        6330
Underlying Fund with Minimum Total Annual
Operating Expenses.....................        883      1467      1977       3124       283       867       1477        3124



EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.


                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS    10 YEARS   1 YEAR    3 YEARS   5 YEARS    10 YEARS
                                             -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.....................
Underlying Fund with Minimum Total Annual
Operating Expenses.....................



                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Life & Annuity Vintage II (Series II) Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity. You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                         MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
           DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
  -------------------------------------------------  ---------------------------------------------------------
  Deferred Annual Step Up Death Benefit...........                              80

  Step Up Death Benefit...........................                              75

  5% Roll Up Death Benefit........................                              75

  Enhanced Stepped-Up Provision (E.S.P)...........                              75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


                FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
   AllianceBernstein Growth and            Seeks reasonable current income and         Alliance Capital Management L.P.
     Income Portfolio -- Class B           appreciation. The Fund normally             ("Alliance")
                                           invests in dividend-paying common
                                           stocks considered to be good quality.

   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund           Alliance
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares    Seeks capital appreciation. The Fund        Capital Research and Management
                                           normally invests in common stocks of        Co. ("CRM")
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        CRM
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2 Shares    Seeks capital appreciation and income.      CRM
                                           The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small Cap Fund -- Class 2      Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Shares                                Fund normally invests in small
                                           capitalization companies.

   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in equity securities
                                           of companies believed to be
                                           undervalued.

   Templeton Developing Markets            Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests in the
                                           investments of emerging market
                                           countries, primarily equity securities.

   Templeton Foreign Securities Fund       Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
    -- Class 2 Shares                      Fund normally invests in investments,
                                           primarily equity securities, of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

   Templeton Growth Securities Fund --     Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                        Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.

GREENWICH STREET SERIES FUND
   Appreciation Portfolio                  Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                           capital. The Fund normally invests in
                                           ("SBFM") equity securities of U.S.
                                           companies.

   Diversified Strategic Income            Seeks high current income. The Fund         SBFM
     Portfolio                             normally invests in fixed income            Subadviser: Smith Barney Global
                                           securities.                                 Capital Management, Inc.

   Equity Index Portfolio -- Class II      Seeks investment results that, before       TIMCO
     Shares                                expenses, correspond to the price and
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Fundamental Value Portfolio             Seeks long-term capital growth.             SBFM
                                           Current income is a secondary
                                           consideration. The Fund normally
                                           invests in common stocks, and common
                                           stock equivalents of companies,
                                           believed to be undervalued.



                FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio -- Service     Seeks capital growth. The Fund              Janus Capital Management LLC
     Shares                                normally invests in equity securities       ("Janus Capital")
                                           of mid-sized companies.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and       Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund normally
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                           normally invests in common stocks of
                                           mid-sized companies believed to be
                                           undervalued.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
   Merrill Lynch Global Allocation         Seeks high total investment return.         Merrill Lynch Investment
     V.I. Fund -- Class III                The Fund normally invests in a              Managers, L.P. ("MLIM")
                                           portfolio of equity, debt and money
                                           market securities, primarily of
                                           corporate and governmental issuers
                                           located in North and South America,
                                           Europe, Australia and the Far East.

   Merrill Lynch Small Cap Value V.I.      Seeks long-term growth of capital. The      MLIM
     Fund -- Class III                     Fund normally invests in common stocks
                                           of small cap companies and emerging
                                           growth companies believed to be
                                           undervalued.

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of real capital and       Company LLC
                                           prudent investment management. The
                                           Fund normally invests in
                                           inflation-indexed bonds of varying
                                           maturities issued by the U.S. and
                                           non-U.S. governments or government
                                           sponsored enterprises.

   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.

PUTNAM VARIABLE TRUST
   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+              normally invests in common stocks of        ("Putnam")
                                           companies outside the U S.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam
     Class IB Shares                       normally invests in the common stocks
                                           of U.S. companies believed to be
                                           undervalued in the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                           normally invests in common stocks and       ("SBAM")
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.



                FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Small Cap Growth Fund -- Class I        Seeks long term growth of capital.          SBAM
                                           The Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.

SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core             Seeks capital appreciation. The Fund        SBFM
     Portfolio                             normally invests in the equity
                                           securities of U.S. companies with
                                           large market capitalizations.

   Smith Barney Premier Selections         Seeks long term capital growth. The         SBFM
     All Cap Growth Portfolio              Fund consists of a Large Cap Growth
                                           segment, Mid Cap Growth segment and
                                           Small Cap Growth segment. All three
                                           segments normally invest in equity
                                           securities. The Large Cap Growth
                                           segment invests in large sized
                                           companies. The Mid Cap Growth segment
                                           invests in medium sized companies.
                                           The Small Cap Growth segment invests
                                           in small sized companies.

SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     All Cap Growth and Value              Fund normally invests in equity
                                           securities within all market
                                           capitalization ranges. The Fund
                                           consists of two segments. The All Cap
                                           Growth segment combines the growth
                                           potential of small to medium
                                           companies with the stability of
                                           high-quality large company growth
                                           stocks. The All Cap Value segment
                                           invests in companies whose market
                                           prices are attractive in relation to
                                           their business fundamentals.

   Multiple Discipline Portfolio --        Seeks long-term growth of capital           SBFM
     Balanced All Cap Growth and Value     balanced principal preservation. The
                                           Fund normally invests in equity and
                                           fixed-income growth securities. The
                                           Fund consists of three segments. The
                                           All Cap Growth segment combines the
                                           growth potential of small to medium
                                           companies with the stability of
                                           high-quality large company growth
                                           stocks. The All Cap Value segment
                                           invests in companies whose market
                                           prices are attractive in relation to
                                           their business fundamentals. The
                                           Government Securities Management
                                           (7-Year) segment invests in short and
                                           intermediate term U.S. government
                                           securities with an average maturity of
                                           7 years.

   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     Global All Cap Growth and Value       Fund normally invests in equity
                                           securities. The Fund consists of four
                                           segments. The Large Cap Growth
                                           segment focuses on high-quality
                                           stocks with consistent growth. The
                                           Large Cap Value segment invests in
                                           established undervalued companies.
                                           The Mid/Small Cap Growth segment
                                           invests in small and medium sized
                                           companies with strong fundamentals
                                           and earnings growth potential. The
                                           International/ADR segment seeks to
                                           build long-term well-diversified
                                           portfolios with exceptional
                                           risk/reward characteristics.

   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     Large Cap Growth and Value            Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations. The Fund
                                           consists of two segments. The Large
                                           Cap Growth segment focuses on
                                           high-quality stocks with consistent
                                           growth. The Large Cap Value segment
                                           invests in established undervalued
                                           companies.



                FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                 Seeks reasonable income. The Fund           TAMIC
                                           normally invests in equity securities       Subadviser: Fidelity Management &
                                           with a focus on income producing            Research Company ("FMR")
                                           equities.

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Lazard International Stock              Seeks capital appreciation. The Fund        TAMIC
     Portfolio                             normally invests in equity securities       Subadviser: Lazard Asset
                                           of non-U.S. domiciled companies             Management
                                           located in developed markets.

   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The         TAMIC
     Portfolio                             Fund normally invests in a diversified      Subadviser: MLIM
                                           portfolio of equity securities of
                                           large cap companies located in the
                                           United States.

   MFS Emerging Growth Portfolio           Seeks long term growth of capital.          TAMIC
                                           The Fund normally invests in common         Subadviser: Massachusetts Financial
                                           stock and related securities of             Services ("MFS")
                                           emerging growth companies.

   MFS Value Portfolio                     Seeks capital appreciation and              TAMIC
                                           reasonable income. The Fund normally        Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         TAMIC
                                           growth. The Fund normally invests in
                                           Subadviser: Pioneer Investment equity
                                           securities that are carefully
                                           Management Inc. selected, reasonably
                                           priced securities.
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser: AIM Capital
                                           from new products, services or              Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income consistent        TIA
                                           with preservation of capital. The Fund      Subadviser: Putnam
                                           normally invests in debt securities of
                                           U.S. and foreign governments and
                                           corporations.

   SB Adjustable Rate Income               Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates. The Fund normally
                                           invests in adjustable rate securities.

   Smith Barney Aggressive Growth          Seeks long-term capital appreciation.       SBFM
     Portfolio                             The Fund normally invests in common
                                           stocks of companies that are
                                           experiencing, or are expected to
                                           experience, growth in earnings.

   Smith Barney High Income Portfolio      Seeks high current income.                  SBFM
                                           Secondarily, seeks capital
                                           appreciation. The Fund normally
                                           invests in high yield corporate debt
                                           and preferred stock of U.S. and
                                           foreign issuers.

   Smith Barney Large Capitalization       Seeks long term growth of capital. The      SBFM
     Growth Portfolio                      Fund normally invests in equities, or
                                           similar securities, of companies with
                                           large market capitalizations.



                FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Smith Barney Mid Cap Core Portfolio     Seeks long-term growth of capital.          SBFM
                                           The Fund normally invests in
                                           equities, or similar securities, of
                                           medium sized companies.

   Smith Barney Money Market Portfolio     Seeks to maximize current income            SBFM
                                           consistent with preservation of
                                           capital. The Fund seeks to maintain a
                                           stable $1 share price. The Fund
                                           normally invests in high quality U.S.
                                           short-term debt securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in the equity              Subadviser: FMR
                                           securities, primarily in common stocks
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.

   Travelers Managed Income Portfolio      Seeks high current income consistent        TAMIC
                                           with prudent risk of capital. The Fund
                                           normally invests in U.S. corporate
                                           debt and U.S. government securities.

   Van Kampen Enterprise Portfolio         Seeks capital appreciation. The Fund        TIA
                                           normally invests in common stocks of        Subadviser: Van Kampen Asset
                                           growth companies.                           Management Inc. ("Van Kampen")

VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class I       Seeks capital appreciation. The Fund        Van Kampen
     Shares                                normally invests in common stocks of
                                           emerging growth companies.

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth           Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio               Fund normally invests in equity
                                           securities of small cap companies and
                                           related investments.

VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R)Portfolio -- Service       Seeks long term capital appreciation.       FMR
     Class                                 The Fund normally invests in common
                                           stocks of companies whose value may
                                           not be fully recognized by the public.

VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio -- Service Class 2    Seeks long term growth of capital. The      FMR
                                           Fund normally invests in common stocks
                                           of companies with medium market
                                           capitalizations.


--------------
 +     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts

     o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     o   administration of the annuity options available under the Contracts

     o   the distribution of various reports to Contract Owners and

     o   the ability to engage in telephone and internet transactions

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     o sales and marketing expenses including commission payments to your Smith Barney Financial Consultant, and

     o   other costs of doing business.

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     o that the amount of the death benefit will be greater than the Contract Value and

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

          YEARS SINCE PURCHASE PAYMENT MADE           WITHDRAWAL CHARGE
------------------------------------------------   ------------------------
 GREATER THAN OR EQUAL TO        BUT LESS THAN
         0 years                    3 years                  6%
         3 years                    5 years                  5%
         5 years                    6 years                  4%
         6 years                    7 years                  3%
         7+ years                     --                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment to which no withdrawal charge applies then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     o   if a lifetime annuity payout has begun, after the first Contract Year

     o   under the Managed Distribution Program

     o you elect Annuity Payments for a fixed period of at least five years after the first Contract Year

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total of all Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

     (1) from the distribution of death proceeds

     (2) after an annuity payout has begun or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding OptionS. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.25% annually. If you choose the Step-Up Death Benefit, the M&E charge is 1.35% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.55% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each Funding Option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

          YEARS SINCE INITIAL PURCHASE PAYMENT             WITHDRAWAL CHARGE
----------------------------------------------------    ------------------------
 GREATER THAN OR EQUAL TO          BUT LESS THAN
          0 years                     3 years                     6%
          3 years                     5 years                     5%
          5 years                     6 years                     4%
          6 years                     7 years                     3%
         7 + years                      --                        0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

     o   the dollar amount you request to transfer;

     o   the number of transfers you made within the previous three months;

     o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

     o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

     o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no charge for this program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred to the Money Market Variable Fund Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, any outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the Business Day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under certain Qualified Contracts. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase GMWB.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect. Please note that the naming of different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult with your agent if you have questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

     o   the death benefit will not be payable upon the Annuitant's death

     o   the Contingent Annuitant becomes the Annuitant

     o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, then a death benefit is paid to the beneficiary regardless of whether there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

     o   Standard Death Benefit

     o   Step-Up Death Benefit

     o   Roll-Up Death Benefit

The Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions and there are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner." All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1) the Contract Value on the Death Report Date

     (2) your adjusted Purchase Payment (see below)* or

     (3) the Step-Up Value (if any, as described below)

STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1) the Contract Value on the Death Report Date

     (2) your adjusted Purchase Payment (see below)* or

     (3) the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT


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If the Annuitant dies before age 80, the death
benefit will be the greatest of:                           o     the Contract Value on the Death Report Date;
                                                           o     your adjusted Purchase Payment (see below)*;
                                                           o     the Step-Up Value, if any, as described below
                                                           o     the Roll-Up Death Benefit Value (as described below)
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If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:                           o     the Contract Value on the Death Report Date;
                                                           o     your adjusted Purchase Payment (see below) or*
                                                           o     the Step-Up Value, if any, as described below, or
                                                           o     the Roll-Up Death Benefit Value (as described below)
                                                                 on the Annuitant's 80th birthday, plus any additional
                                                                 Purchase Payments and minus any partial surrender
                                                                 reductions (as described below) that occur after the
                                                                 Annuitant's 80th birthday.

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 * If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT. The initial adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the adjusted Purchase Payment is reduced by a partial surrender reduction, described below.

STEP-UP VALUE (FOR STANDARD DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the seventh Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the seventh Contract Date Anniversary, there is no Step-Up Value

STEP-UP VALUE (FOR STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)  is any Purchase Payment made during the previous Contract Year

     c) is any partial surrender reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any partial surrender reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT: The partial surrender reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The partial surrender reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-16,666, or $33,334.

If you elect GMWB at the time you purchase your Contract, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Likewise, if you elect GMWB after your Contract Date, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit as of the date you elect the GMWB. Instead, if you have made withdrawals under your contract after you have elected GMWB, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

             50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 - $9,090 = 40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

             50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


                             NON-QUALIFIED CONTRACTS

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    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                 RULES APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving JOINT                                                    Yes
NOT THE ANNUITANT)                     owner.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving JOINT OWNER.       receive a distribution.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving JOINT          Unless the spousal beneficiary            Yes
THE ANNUITANT)                         OWNER.                       elects to continue the Contract.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving JOINT OWNER.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER.              receive the distribution.

                                                                    Or, if there is a CONTINGENT
                                                                    ANNUITANT, then the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    MATURITY DATE). The proceeds will
                                                                    then be paid upon the death of the
                                                                    CONTINGENT ANNUITANT or owner.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                 RULES APPLY*
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the owner.                                              ANNUITANT is
                                                                                                              treated as death of
                                                                                                              the owner in these
                                                                                                              circumstances.)
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CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  Yes
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
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BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS


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    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                 RULES APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                        The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------


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 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump-sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o   transfer ownership

     o   take a loan

     o   make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You may elect the benefit at the time you purchase your Contract or, as of February 23, 2004, you may elect to add the benefit to your Contract at any time after your Contract Date. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner. NOTE: You may not elect the GMWB Rider if you have also elected the GMAB Rider offered under the Contract.

If you elect the benefit at the time you purchase your Contract, your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. If you elect to add the benefit to your Contract after your Contract Date, your Contract Value on the date you elect the benefit is used to determine you initial RBB. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after the effective date of your GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after the effective date of your GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

If you elect the benefit at the time you purchase your Contract, aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

If you elect to add the benefit to your Contract after your Contract Date, the Contract Value on the GMWB effective date plus any subsequent Purchase Payments made after you elect the benefit over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the Contract Value on the GMWB effective date and/or reset plus subsequent cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments if the subsequent Purchase Payments would cause the RBB to be greater than the maximum RBB. We reserve the right to restrict the maximum RBB on resets if the Contract Value on the date of the reset would cause the RBB to be greater that the maximum RBB. Contract Value plus subsequent Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal. If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal minus any Purchase Payment Credits applied within 12 months of the withdrawal.

For example, assume your initial Purchase Payment is $100,000 (or for Contract Owners who elect GMWB after the Contract Date, your Contract Value on the GMWB effective date is $100,000), your age is less than 70, and a withdrawal of $10,000 is taken in Contract Year two (or GMWB election year two):


  ------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
  ------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT            RBB                AWB (5%)        CONTRACT            RBB               AWB (5%)
                        VALUE                                                  VALUE
  ------------------------------------------------------------------------------------------------------------------------------
  VALUES AS OF
  ------------------------------------------------------------------------------------------------------------------------------
  CONTRACT DATE (OR    $100,000         $100,000              $5,000          $100,000         $100,000             $5,000
  GMWB EFFECTIVE
  DATE0
  ------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY PRIOR    $115,000         $100,000              $5,000          $85,000          $100,000             $5,000
  TO WITHDRAWAL,
  CONTRACT YEAR (OR
  GMWB ELECTION
  YEAR) TWO
  ------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY AFTER    $105,000         $91,304               $4,565          $75,000          $88,235              $4,412
  WITHDRAWAL,
  CONTRACT YEAR (OR
  GMWB ELECTION                   [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000   [5,000 - (5,000
  YEAR) TWO                       x 10,000/115,000)]     x 10,000/115,000)]               x 10,000/85,000)]    x 10,000/85,000)]
  ------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN VALUE      $10,000           $8,696                $435           $10,000          $11,765               $588
  DUE TO WITHDRAWAL
  (PARTIAL
  SURRENDER
  REDUCTION)
  ------------------------------------------------------------------------------------------------------------------------------


You may choose to reset your RBB to equal your current Contract Value any time on or after the 5th Contract Date anniversary if you elect the benefit at the time you purchase your Contract (or on or after the 5th GMWB election anniversary). Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your 3rd Contract Date anniversary (or your 3rd GMWB election anniversary), your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your 3rd Contract Year (or after your 3rd GMWB election anniversary), your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a Contract anniversary (or GMWB election anniversary).

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED AS OF JUNE 14, 2004 IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each Contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

     o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE


                    -----------------------------------------------------------------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                    -----------------------------------------------------------------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                     CONTRACT VALUE         AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $85,000           $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                                $0(1)                                              $15,000(2)
-------------------------------------------------------------------------------------------------------------------------------


(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT


                     ----------------------------------------------------------------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ----------------------------------------------------------------------------------------------------------
                                                              BASE                                                  BASE
                                           PURCHASE        CALCULATION                          PURCHASE        CALCULATION
                       CONTRACT VALUE      PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000
-------------------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

       EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT


                           ----------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
                           ----------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000
-------------------------------------------------------------------------------------------------------------------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
                           ----------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765
-------------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

     o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.


                                                                                            CLASS B SUBACCOUNTS/
                    CLASS A SUBACCOUNTS/UNDERLYING FUNDS                                      UNDERLYING FUNDS
ALLIANCEBERNSTEIN VARIABLE PRODUCT          SMITH BARNEY INVESTMENT SERIES               GREENWICH STREET SERIES FUND
SERIES FUND, INC.                           Smith Barney Large Cap Core Portfolio        Diversified Strategic Income
AllianceBernstein Growth and Income         Smith Barney Premier Selections All Cap      Portfolio
Portfolio -- Class B                        Growth Portfolio                             PIMCO VARIABLE INSURANCE TRUST
AllianceBernstein Premier Growth            SMITH BARNEY MULTIPLE DISCIPLINE TRUST       Real Return Portfolio --
Portfolio -- Class B                        Multiple Discipline Portfolio -- All Cap     Administrative Class
AMERICAN FUNDS INSURANCE SERIES             Growth and Value                             Total Return Portfolio --
Global Growth Fund -- Class 2 Shares        Multiple Discipline Portfolio --             Administrative Class
Growth Fund -- Class 2 Shares               Balanced All Cap Growth and Value            TRAVELERS SERIES FUND INC.
Growth-Income Fund -- Class 2 Shares        Multiple Discipline Portfolio -- Global      Pioneer Strategic Income Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE       All Cap Growth and Value                     SB Adjustable Rate Income
PRODUCTS TRUST                              Multiple Discipline Portfolio -- Large       Portfolio Smith Barney Class
Franklin Small Cap Fund -- Class 2          Cap Growth and Value                         Smith Barney High Income Portfolio
Shares                                      THE TRAVELERS SERIES TRUST                   Smith Barney Money Market Portfolio
Mutual Shares Securities Fund -- Class      Equity Income Portfolio                      Travelers Managed Income Portfolio
2 Shares                                    Large Cap Portfolio
Templeton Developing Markets                Lazard International Stock Portfolio
Securities Fund -- Class 2 Shares           Merrill Lynch Large Cap Core Portfolio
Templeton Foreign Securities Fund --        MFS Emerging Growth Portfolio
Class 2 Shares                              MFS Value Portfolio
Templeton Growth Securities Fund --         Pioneer Fund Portfolio
Class 2 Shares                              TRAVELERS SERIES FUND INC.
GREENWICH STREET SERIES FUND                AIM Capital Appreciation Portfolio
Appreciation Portfolio                      MFS Total Return Portfolio
Equity Index Portfolio -- Class II          Smith Barney Aggressive Growth Portfolio
Shares                                      Smith Barney Large Capitalization
Fundamental Value Portfolio                 Growth Portfolio
JANUS ASPEN SERIES                          Smith Barney Mid Cap Core Portfolio
Mid Cap Growth Portfolio -- Service         Strategic Equity Portfolio
Shares                                      Van Kampen Enterprise Portfolio
LAZARD RETIREMENT SERIES, INC.              VAN KAMPEN LIFE INVESTMENT TRUST
Lazard Retirement Small Cap Portfolio       Emerging Growth Portfolio Class I Shares
LORD ABBETT SERIES FUND, INC.               VARIABLE ANNUITY PORTFOLIOS
Growth and Income Portfolio                 Smith Barney Small Cap Growth
Mid-Cap Value Portfolio                     Opportunities Portfolio
MERRILL LYNCH VARIABLE SERIES FUNDS,        VARIABLE INSURANCE PRODUCTS FUND II
INC.                                        Contrafund(R)Portfolio -- Service Class
Merrill Lynch Global Allocation V.I.        VARIABLE INSURANCE PRODUCTS FUND III
Fund -- Class III                           Mid Cap Portfolio -- Service Class 2
Merrill Lynch Small Cap Value V.I.
Fund -- Class III
PUTNAM VARIABLE TRUST
Putnam VT Small Cap Value Fund -- Class
IB Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS
INC.
All Cap Fund -- Class I
Investors Fund -- Class I
Small Cap Growth Fund -- Class I


GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving annuity payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or Beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.


                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. For Qualified Contracts, the Maturity Date will be the Annuitant's 70th birthday unless you elect an earlier date.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.


                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------
The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding OptionS.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.


                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Citigroup Global Market (f/k/a Smith Barney), an affiliate of the Company and TDLLC. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.40%


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR           END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- ---------------  --------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.788           1.027                  81,410

   AllianceBernstein Premier Growth Portfolio --
   Class B (2/00)...........................................   2003        0.514           0.625                 796,770

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2003        0.690           0.920                 773,140

   Growth Fund -- Class 2 Shares (2/00).....................   2003        0.723           0.975               1,755,241

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2003        0.901           1.176               1,840,178

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (2/00).........   2003        0.588           0.795                 304,147

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.845           1.043                  85,928

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.448                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (2/00)  2003        0.714           0.931                 378,732

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2003        0.789           0.970               1,210,775

   Diversified Strategic Income Portfolio (7/00)............   2003        1.065           1.174                 759,502


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR           END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- ---------------  --------------------
   Equity Index Portfolio -- Class II Shares (6/00).........   2003        0.631           0.795                 383,086

   Fundamental Value Portfolio (6/00).......................   2003        0.893           1.221               1,209,183

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        0.284           0.378                 604,302

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.336                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.244                  12,715

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.260                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.068                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.048                  12,559

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.132           1.173               2,636,608

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.696           0.882                 119,463

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.877           1.294                 125,086

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2003        0.894           1.226                 578,309

   Investors Fund -- Class I (1/01).........................   2003        0.839           1.095                 356,707

   Small Cap Growth Fund -- Class I (3/00)..................   2003        0.774           1.136                 210,996


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR           END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- ---------------  --------------------
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.652           0.794                   1,257

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2003        0.646           0.855                  33,923

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        1.061           1.376                 230,701
                                                               2002        1.000           1.061                  17,879

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        1.038           1.249                 783,127
                                                               2002        1.000           1.038                  97,394

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        1.074           1.394                  22,689
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        1.069           1.360                  27,171
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)..........................   2003        0.852           1.102                 701,195

   Large Cap Portfolio (6/00)...............................   2003        0.558           0.686                 178,744

   Lazard International Stock Portfolio (3/02)..............   2003        0.846           1.073                     377

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2003        0.558           0.666                 285,682

   MFS Emerging Growth Portfolio (2/00).....................   2003        0.460           0.586                 308,689

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.217                   3,245

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.649           0.827                  69,737

   MFS Total Return Portfolio (7/00)........................   2003        1.058           1.216               2,567,975


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR           END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- ---------------  --------------------
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.999                  46,771

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2003        0.867           1.150               2,909,479

   Smith Barney High Income Portfolio (8/00)................   2003        0.834           1.049               1,155,100

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.640           0.931               1,141,574

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2003        0.964           1.234                 507,824

   Smith Barney Money Market Portfolio (2/00)...............   2003        1.074           1.066               1,098,028

   Strategic Equity Portfolio (6/00)........................   2003        0.511           0.668                 180,708

   Travelers Managed Income Portfolio (7/00)................   2003        1.121           1.199                 801,296

   Van Kampen Enterprise Portfolio (4/00)...................   2003        0.521           0.645                  99,873

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2003        0.536           0.673                 382,732

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.693           0.970                  41,992

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (5/00)...........   2003        0.808           1.023                 497,526

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2003        0.857           1.168                 305,214


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.25%


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR           END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- ---------------  --------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.960           1.241                 324,534

   AllianceBernstein Premier Growth Portfolio --
   Class B (2/00)...........................................   2003        0.948           1.143                  66,077

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2003        0.984           1.302                 560,403

   Growth Fund -- Class 2 Shares (2/00).....................   2003        0.960           1.285               2,482,245

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2003        0.971           1.257               2,985,394

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (2/00).........   2003        0.969           1.300                 297,552

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.994           1.217                 723,595

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.440                  91,391

   Templeton Foreign Securities Fund -- Class 2 Shares (2/00)  2003        0.989           1.278                 519,279

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2003        0.977           1.190               1,561,246

   Diversified Strategic Income Portfolio (7/00)............   2003        1.010           1.103                 887,819

   Equity Index Portfolio -- Class II Shares (6/00).........   2003        0.967           1.208               1,148,700

   Fundamental Value Portfolio (6/00).......................   2003        0.966           1.309               2,834,488

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        0.983           1.295                   9,106

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.328                  58,521


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR           END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- ---------------  --------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.237                 154,434

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.252                 131,586

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.042                 364,430

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.012           1.039               4,444,217

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.994           1.249                 378,045

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.977           1.429                 446,380

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2003        0.960           1.305               1,303,133

   Investors Fund -- Class I (1/01).........................   2003        0.958           1.240                 657,293

   Small Cap Growth Fund -- Class I (3/00)..................   2003        0.970           1.412                 195,339

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.963           1.163                 171,776

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2003        0.960           1.260                  15,353


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR           END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- ---------------  --------------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        0.969           1.245               3,309,858
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        0.979           1.168               2,672,484
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        0.962           1.238                 490,264
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        0.961           1.213                 576,357
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)..........................   2003        0.958           1.229                 933,491

   Large Cap Portfolio (6/00)...............................   2003        0.966           1.178                 246,621

   Lazard International Stock Portfolio (3/02)..............   2003        1.001           1.259                  85,856

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2003        0.973           1.153                 123,529

   MFS Emerging Growth Portfolio (2/00).....................   2003        0.971           1.226                 131,311

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.210                   4,367

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.967           1.222                 173,834

   MFS Total Return Portfolio (7/00)........................   2003        0.986           1.123               3,040,252

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.997                  14,435

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2003        0.951           1.250               2,994,791


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR           END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- ---------------  --------------------
   Smith Barney High Income Portfolio (8/00)................   2003        1.007           1.256               1,647,756

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.946           1.365               1,176,777

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2003        0.977           1.239                 733,971

   Smith Barney Money Market Portfolio (2/00)...............   2003        0.999           0.984                 888,448

   Strategic Equity Portfolio (6/00)........................   2003        0.969           1.256                 331,406

   Travelers Managed Income Portfolio (7/00)................   2003        1.014           1.075               1,389,623

   Van Kampen Enterprise Portfolio (4/00)...................   2003        0.966           1.186                 157,881

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2003        0.959           1.195                  55,188

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.974           1.353                 162,355

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (5/00)...........   2003        0.991           1.244               1,112,778

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2003        0.986           1.333                 731,326



                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.40%


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR           END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- ---------------  --------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.788           1.027                 354,635

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        0.514           0.625               3,382,923

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2003        0.690           0.920               6,679,967

   Growth Fund -- Class 2 Shares (11/99).....................  2003        0.723           0.975               8,937,082

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2003        0.901           1.176               9,670,875

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (11/99)........   2003        0.588           0.795               1,673,524

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.845           1.043                 528,951

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.448                  27,124

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2003        0.714           0.931               1,285,352

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2003        0.789           0.970               5,893,048

   Diversified Strategic Income Portfolio (11/99)...........   2003        1.065           1.174               1,695,778


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR           END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- ---------------  --------------------
   Equity Index Portfolio -- Class II Shares (11/99)........   2003        0.631           0.795               1,910,575

   Fundamental Value Portfolio (12/99)......................   2003        0.893           1.221               6,391,317

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        0.284           0.378               1,971,237

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.336                  32,469

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.244                  64,093

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.260                 149,364

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.068                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.048                 245,014

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.132           1.173               5,042,843

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.696           0.882                 153,350

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.877           1.294                 344,427

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2003        0.894           1.226               2,762,940

   Investors Fund -- Class I (11/99)........................   2003        0.839           1.095               1,478,433

   Small Cap Growth Fund -- Class I (11/99).................   2003        0.774           1.136                 629,419


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR           END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- ---------------  --------------------
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.652           0.794                 159,849

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2003        0.646           0.855                 304,336

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        1.061           1.376                 995,800
                                                               2002        1.000           1.061                  13,385

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        1.038           1.249                 764,994
                                                               2002        1.000           1.038                 157,954

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        1.074           1.394                  51,838
                                                               2002        1.000           1.074                  17,608

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        1.069           1.360                 344,365
                                                               2002        1.000           1.069                  33,985

The Travelers Series Trust
   Equity Income Portfolio (11/99)..........................   2003        0.852           1.102               1,882,544

   Large Cap Portfolio (11/99)..............................   2003        0.558           0.686               2,172,648

   Lazard International Stock Portfolio (8/02)..............   2003        0.846           1.073                  76,847

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2003        0.558           0.666                 740,731

   MFS Emerging Growth Portfolio (11/99)....................   2003        0.460           0.586               1,639,604

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.217                   1,061

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)................   2003        0.649           0.827               2,463,743

   MFS Total Return Portfolio (11/99).......................   2003        1.058           1.216               5,765,761


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR           END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- ---------------  --------------------
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.999                  17,941

   Smith Barney Aggressive Growth Portfolio (11/99).........   2003        0.867           1.150               8,530,069

   Smith Barney High Income Portfolio (11/99)...............   2003        0.834           1.049               1,906,382

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2003        0.640           0.931               4,986,323

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2003        0.964           1.234               2,233,467

   Smith Barney Money Market Portfolio (11/99)..............   2003        1.074           1.066               3,392,033

   Strategic Equity Portfolio (11/99).......................   2003        0.511           0.668               2,656,535

   Travelers Managed Income Portfolio (11/99)...............   2003        1.121           1.199               2,324,626

   Van Kampen Enterprise Portfolio (11/99)..................   2003        0.521           0.645                 824,262

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2003        0.536           0.673               3,368,026

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.693           0.970                 209,065

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (11/99)..........   2003        0.808           1.023               1,831,279

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2003        0.857           1.168                 246,983


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.25%


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR           END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- ---------------  --------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.960           1.241                 854,793

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        0.948           1.143                 168,663

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2003        0.984           1.302               2,711,712

   Growth Fund -- Class 2 Shares (11/99)....................   2003        0.960           1.285              10,866,088

   Growth-Income Fund -- Class 2 Shares (11/99).............   2003        0.971           1.257              13,557,952

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (11/99)........   2003        0.969           1.300               2,045,532

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.994           1.217               3,312,164

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.440                 368,517

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2003        0.989           1.278               2,193,501

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2003        0.977           1.190               3,761,358

   Diversified Strategic Income Portfolio (11/99)...........   2003        1.010           1.103               2,322,848

   Equity Index Portfolio -- Class II Shares (11/99)........   2003        0.967           1.208               2,335,616

   Fundamental Value Portfolio (12/99)......................   2003        0.966           1.309               5,155,503

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        0.983           1.295                 210,735

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.328                 316,143


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR           END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- ---------------  --------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.237               2,342,808

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.252               1,952,789

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                  14,159

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                  10,036

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.042               2,203,110

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.012           1.039              11,776,640

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.994           1.249                 639,013

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.977           1.429                 798,826

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2003        0.960           1.305               1,724,848

   Investors Fund -- Class I (11/99)........................   2003        0.958           1.240               1,330,720

   Small Cap Growth Fund -- Class I (11/99).................   2003        0.970           1.412                 943,187

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.963           1.163                 803,964

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2003        0.960           1.260                 343,672


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR           END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- ---------------  --------------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        0.969           1.245              27,451,413
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        0.979           1.168              21,544,810
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        0.962           1.238               2,247,747
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        0.961           1.213               2,004,819
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)..........................   2003        0.958           1.229               2,689,774

   Large Cap Portfolio (11/99)..............................   2003        0.966           1.178                 533,101

   Lazard International Stock Portfolio (8/02)..............   2003        1.001           1.259                 577,731

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2003        0.973           1.153                 231,169

   MFS Emerging Growth Portfolio (11/99)....................   2003        0.971           1.226                 262,977

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.210                 181,376

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)................   2003        0.967           1.222                 259,207

   MFS Total Return Portfolio (11/99).......................   2003        0.986           1.123               8,894,291

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.997                 143,635

   Smith Barney Aggressive Growth Portfolio (11/99).........   2003        0.951           1.250               8,499,681


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR           END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- ---------------  --------------------
   Smith Barney High Income Portfolio (11/99)...............   2003        1.007           1.256               6,592,357

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2003        0.946           1.365               5,833,245

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2003        0.977           1.239               1,359,130

   Smith Barney Money Market Portfolio (11/99)..............   2003        0.999           0.984               1,823,049

   Strategic Equity Portfolio (11/99).......................   2003        0.969           1.256                 432,677

   Travelers Managed Income Portfolio (11/99)...............   2003        1.014           1.075               3,045,120

   Van Kampen Enterprise Portfolio (11/99)..................   2003        0.966           1.186                 100,752

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2003        0.959           1.195                 456,247

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.974           1.353               1,932,845

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (11/99)..........   2003        0.991           1.244               1,545,964

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2003        0.986           1.333               1,911,507


                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B.

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                               The Insurance Company
                               Principal Underwriter
                               Distribution and Principal Underwriting Agreement Valuation of Assets
                               Federal Tax Considerations
                               Independent Accountants
                               Condensed Financial Information
                               Financial Statements

--------------------------------------------------------------------------------
Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S.

Name:
         ------------------------------------
Address:
         ------------------------------------

         ------------------------------------

L-19986                                                              May 3, 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                   VINTAGE II
                             VINTAGE II (SERIES II)
                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L
                          PIONEER L ANNUISTAR(SM) FLEX

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 3, 2004

                                       FOR

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY.................................................         2
PRINCIPAL UNDERWRITER.................................................         2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.....................         2
VALUATION OF ASSETS...................................................         3
FEDERAL TAX CONSIDERATIONS............................................         4
INDEPENDENT AUDITORS..................................................         7
CONDENSED FINANCIAL INFORMATION.......................................         8
FINANCIAL STATEMENTS..................................................       F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account Ten for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account Ten are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

                                ($ in thousands)

--------------------------------------------------------------------------------
           UNDERWRITING COMMISSIONS PAID TO   AMOUNT OF UNDERWRITING COMMISSIONS
YEAR            TDLLC BY THE COMPANY                   RETAINED BY TDLLC
--------------------------------------------------------------------------------
2003                  $121,903                                 $0
--------------------------------------------------------------------------------
2002                  $103,960                                 $0
--------------------------------------------------------------------------------
2001                  $124,215                                 $0
--------------------------------------------------------------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

                              INDEPENDENT AUDITORS

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Separate Account Ten for Variable Annuities as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, financial statements and schedules of The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus

                                VINTAGE II (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.609           0.751                 151,552
                                                               2002        0.885           0.609                 125,985
                                                               2001        1.000           0.885                  71,853
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.788           1.027                 354,635
                                                               2002        1.000           0.788                  25,560

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.514           0.625               3,382,923
                                                               2002        0.753           0.514               3,883,375
                                                               2001        0.925           0.753               4,716,899
                                                               2000        1.127           0.925               4,449,229
                                                               1999        1.000           1.127                 314,797

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.690           0.920               6,679,967
                                                               2002        0.819           0.690               6,862,959
                                                               2001        0.969           0.819               6,260,916
                                                               2000        1.211           0.969               3,140,876
                                                               1999        1.000           1.211                 316,138

   Growth Fund - Class 2 Shares (11/99)                        2003        0.723           0.975               8,937,082
                                                               2002        0.970           0.723               7,986,225
                                                               2001        1.202           0.970               6,922,537
                                                               2000        1.167           1.202               4,692,324
                                                               1999        1.000           1.167                 477,335

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.901           1.176               9,670,875
                                                               2002        1.119           0.901               8,550,110
                                                               2001        1.106           1.119               6,852,257
                                                               2000        1.039           1.106               2,375,658
                                                               1999        1.000           1.039                 174,106

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.588           0.795               1,673,524
                                                               2002        0.836           0.588               1,690,406
                                                               2001        1.000           0.836               1,766,010

   Franklin Small Cap Fund - Class 2 Shares  (continued)       2000        1.215           1.000               1,131,242
                                                               1999        1.000           1.215                 167,294

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2003        0.845           1.043                 528,951
                                                               2002        1.000           0.845                 109,286

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.448                  27,124

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.714           0.931               1,285,352
                                                               2002        0.889           0.714               1,344,931
                                                               2001        1.073           0.889               1,396,919
                                                               2000        1.115           1.073                 720,928
                                                               1999        1.000           1.115                 121,036

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.789           0.970               5,893,048
                                                               2002        0.971           0.789               5,264,273
                                                               2001        1.025           0.971               3,668,702
                                                               2000        1.044           1.025                 917,508
                                                               1999        1.000           1.044                  31,957

   Diversified Strategic Income Portfolio (11/99)              2003        1.065           1.174               1,695,778
                                                               2002        1.030           1.065               1,438,332
                                                               2001        1.013           1.030               1,382,525
                                                               2000        0.999           1.013                 601,614
                                                               1999        1.000           0.999                 137,491

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.631           0.795               1,910,575
                                                               2002        0.824           0.631               1,955,313
                                                               2001        0.954           0.824               1,824,680
                                                               2000        1.067           0.954                 613,674
                                                               1999        1.000           1.067                  55,283

   Fundamental Value Portfolio (12/99)                         2003        0.893           1.221               6,391,317
                                                               2002        1.151           0.893               6,360,281
                                                               2001        1.232           1.151               5,155,358
                                                               2000        1.037           1.232               1,579,098
                                                               1999        1.000           1.037                   2,425

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.284           0.378               1,971,237
                                                               2002        0.401           0.284               2,193,877
                                                               2001        0.674           0.401               2,395,484
                                                               2000        1.000           0.674               2,007,540

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.336                  32,469

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.244                  64,093

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.260                 149,364

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.068                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.048                 245,014

   Total Return Portfolio - Administrative Class (5/01)        2003        1.132           1.173               5,042,843
                                                               2002        1.053           1.132               4,213,843
                                                               2001        1.000           1.053               2,073,098

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2003        0.559           0.728                  50,699
                                                               2002        0.806           0.559                  56,474
                                                               2001        1.000           0.806                  45,037

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.696           0.882                 153,350
                                                               2002        0.857           0.696                 131,072
                                                               2001        1.000           0.857                  88,059

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.877           1.294                 344,427
                                                               2002        1.088           0.877                 271,247
                                                               2001        1.000           1.088                 126,743

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.894           1.226               2,762,940
                                                               2002        1.210           0.894               2,662,147
                                                               2001        1.204           1.210               2,256,368
                                                               2000        1.033           1.204               1,028,180
                                                               1999        1.000           1.033                  78,169

   Investors Fund - Class I (11/99)                            2003        0.839           1.095               1,478,433
                                                               2002        1.106           0.839               1,401,267
                                                               2001        1.170           1.106               1,346,259
                                                               2000        1.029           1.170                 428,890
                                                               1999        1.000           1.029                  19,926

   Small Cap Growth Fund - Class I (11/99)                     2003        0.774           1.136                 629,419
                                                               2002        1.202           0.774                 541,675
                                                               2001        1.314           1.202                 579,887
                                                               2000        1.141           1.314                 439,007
                                                               1999        1.000           1.141                  61,393

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.652           0.794                 159,849
                                                               2002        0.894           0.652                  87,290
                                                               2001        1.000           0.894                  66,708

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.646           0.855                 304,336
                                                               2002        0.894           0.646                 305,879
                                                               2001        1.000           0.894                  37,100

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.061           1.376                 995,800
                                                               2002        1.000           1.061                  13,385

   Multiple Discipline Portfolio - Balanced All Cap Growth
     and Value (10/02)                                         2003        1.038           1.249                 764,994
                                                               2002        1.000           1.038                 157,954

   Multiple Discipline Portfolio - Global All Cap Growth
     and Value (10/02)                                         2003        1.074           1.394                  51,838
                                                               2002        1.000           1.074                  17,608

   Multiple Discipline Portfolio - Large Cap Growth and
     Value (10/02)                                             2003        1.069           1.360                 344,365
                                                               2002        1.000           1.069                  33,985

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.852           1.102               1,882,544
                                                               2002        1.004           0.852               1,700,300
                                                               2001        1.090           1.004               1,354,821
                                                               2000        1.013           1.090                 573,343
                                                               1999        1.000           1.013                  10,535

   Large Cap Portfolio (11/99)                                 2003        0.558           0.686               2,172,648
                                                               2002        0.732           0.558               2,094,007
                                                               2001        0.899           0.732               2,048,435
                                                               2000        1.065           0.899                 894,807
                                                               1999        1.000           1.065                 157,286

   Lazard International Stock Portfolio (8/02)                 2003        0.846           1.073                  76,847


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.558           0.666                 740,731
                                                               2002        0.755           0.558                 909,733
                                                               2001        0.988           0.755               1,120,346
                                                               2000        1.061           0.988                 758,310
                                                               1999        1.000           1.061                  16,748

   MFS Emerging Growth Portfolio (11/99)                       2003        0.460           0.586               1,639,604
                                                               2002        0.710           0.460               1,733,737
                                                               2001        1.128           0.710               2,178,828
                                                               2000        1.433           1.128               1,897,890
                                                               1999        1.000           1.433                 266,524

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.217                   1,061

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.649           0.827               2,463,743
                                                               2002        0.864           0.649               2,441,987
                                                               2001        1.000           0.864               1,916,798

   MFS Total Return Portfolio (11/99)                          2003        1.058           1.216               5,765,761
                                                               2002        1.133           1.058               5,108,223
                                                               2001        1.149           1.133               3,382,902
                                                               2000        0.999           1.149               1,522,221
                                                               1999        1.000           0.999                  99,074

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                  17,941

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.867           1.150               8,530,069
                                                               2002        1.306           0.867               8,140,330
                                                               2001        1.381           1.306               7,173,627
                                                               2000        1.210           1.381               3,423,105
                                                               1999        1.000           1.210                 302,417

   Smith Barney High Income Portfolio (11/99)                  2003        0.834           1.049               1,906,382
                                                               2002        0.874           0.834               1,257,332
                                                               2001        0.921           0.874               1,256,295
                                                               2000        1.016           0.921                 595,882
                                                               1999        1.000           1.016                  67,445

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2003        0.451           0.567               1,114,429
                                                               2002        0.615           0.451               1,305,001
                                                               2001        0.907           0.615               1,462,248
                                                               2000        1.206           0.907               1,570,420
                                                               1999        1.000           1.206                 153,407

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.716           0.901               2,519,109
                                                               2002        0.973           0.716               2,651,006
                                                               2001        1.075           0.973               2,587,784
                                                               2000        0.964           1.075               1,111,897
                                                               1999        1.000           0.964                  93,179

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.640           0.931               4,986,323
                                                               2002        0.863           0.640               4,867,338
                                                               2001        1.000           0.863               5,072,444
                                                               2000        1.090           1.000               3,224,751
                                                               1999        1.000           1.090                 175,985

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.964           1.234               2,233,467
                                                               2002        1.209           0.964               2,303,022
                                                               2001        1.362           1.209               2,306,739
                                                               2000        1.171           1.362               1,266,016
                                                               1999        1.000           1.171                  49,546


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Smith Barney Money Market Portfolio (11/99)                 2003        1.074           1.066               3,392,033
                                                               2002        1.075           1.074               3,640,831
                                                               2001        1.052           1.075               1,956,266
                                                               2000        1.006           1.052                 922,050
                                                               1999        1.000           1.006                 750,776

   Strategic Equity Portfolio (11/99)                          2003        0.511           0.668               2,656,535
                                                               2002        0.780           0.511               3,272,912
                                                               2001        0.913           0.780               3,852,391
                                                               2000        1.132           0.913               2,951,007
                                                               1999        1.000           1.132                 468,390

   Travelers Managed Income Portfolio (11/99)                  2003        1.121           1.199               2,324,626
                                                               2002        1.113           1.121               2,311,652
                                                               2001        1.057           1.113               2,069,673
                                                               2000        0.994           1.057                 555,087
                                                               1999        1.000           0.994                 150,289

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.521           0.645                 824,262
                                                               2002        0.748           0.521                 864,932
                                                               2001        0.963           0.748               1,021,052
                                                               2000        1.145           0.963                 938,728
                                                               1999        1.000           1.145                   3,784

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.536           0.673               3,368,026
                                                               2002        0.805           0.536               3,542,735
                                                               2001        1.191           0.805               4,206,215
                                                               2000        1.344           1.191               3,409,800
                                                               1999        1.000           1.344                 237,085

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.693           0.970                 209,065
                                                               2002        0.945           0.693                 146,257
                                                               2001        1.000           0.945                  63,380

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        0.808           1.023               1,831,279
                                                               2002        0.905           0.808               1,717,820
                                                               2001        1.047           0.905               2,140,528
                                                               2000        1.138           1.047               1,784,874
                                                               1999        1.000           1.138                 151,914

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.857           1.168                 246,983
                                                               2002        1.000           0.857                  58,437

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.624           0.769                      --
                                                               2002        0.908           0.624                      --
                                                               2001        1.000           0.908                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.787           1.025                     868
                                                               2002        1.000           0.787                      --

                                VINTAGE II (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.604           0.734                  18,349
                                                               2002        0.886           0.604                  18,360
                                                               2001        1.000           0.886                  19,131

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.752           1.002                  76,683
                                                               2002        0.894           0.752                  75,028
                                                               2001        1.000           0.894                      --

   Growth Fund - Class 2 Shares (11/99)                        2003        0.649           0.875                 268,895
                                                               2002        0.872           0.649                 153,455
                                                               2001        1.000           0.872                  43,592

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.771           1.005                 591,132
                                                               2002        0.958           0.771                 412,481
                                                               2001        1.000           0.958                 282,886

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.654           0.884                  28,472
                                                               2002        0.931           0.654                   8,988
                                                               2001        1.000           0.931                   8,988

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2003        0.844           1.041                  20,308
                                                               2002        1.000           0.844                      --

   Templeton Developing Markets Securities Fund - Class 2
     Shares (5/03)                                             2003        1.000           1.447                   4,464

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.718           0.935                  26,203
                                                               2002        0.895           0.718                   8,848
                                                               2001        1.000           0.895                   8,848

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.763           0.936                 202,023
                                                               2002        0.939           0.763                 116,078
                                                               2001        1.000           0.939                 107,026

   Diversified Strategic Income Portfolio (11/99)              2003        1.029           1.133                  25,126
                                                               2002        0.996           1.029                   9,724
                                                               2001        1.000           0.996                   5,300

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.698           0.878                  14,429
                                                               2002        0.913           0.698                  14,429
                                                               2001        1.000           0.913                  14,429

   Fundamental Value Portfolio (12/99)                         2003        0.710           0.970                 720,355
                                                               2002        0.916           0.710                 671,634
                                                               2001        1.000           0.916                 204,782

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.556           0.739                 223,802
                                                               2002        0.786           0.556                 171,434
                                                               2001        1.000           0.786                  69,922

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.335                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.244                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.259                  21,310


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.068                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.047                  16,532

   Total Return Portfolio - Administrative Class (5/01)        2003        1.120           1.159                 146,666
                                                               2002        1.042           1.120                  77,194
                                                               2001        1.000           1.042                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2003        0.565           0.735                      --
                                                               2002        0.814           0.565                      --
                                                               2001        1.000           0.814                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.728           0.922                      --
                                                               2002        0.898           0.728                      --
                                                               2001        1.000           0.898                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.829           1.223                   9,041
                                                               2002        1.030           0.829                      --
                                                               2001        1.000           1.030                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.695           0.952                 166,580
                                                               2002        0.941           0.695                 116,360
                                                               2001        1.000           0.941                   2,440

   Investors Fund - Class I (11/99)                            2003        0.705           0.920                  53,797
                                                               2002        0.931           0.705                  10,871
                                                               2001        1.000           0.931                   7,772

   Small Cap Growth Fund - Class I (11/99)                     2003        0.601           0.881                  57,663
                                                               2002        0.934           0.601                      --
                                                               2001        1.000           0.934                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.656           0.798                      --
                                                               2002        0.900           0.656                      --
                                                               2001        1.000           0.900                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.657           0.869                      --
                                                               2002        0.911           0.657                      --
                                                               2001        1.000           0.911                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.061           1.374                 386,731
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
     and Value (10/02)                                         2003        1.038           1.247                  16,875
                                                               2002        1.000           1.038                      --

   Multiple Discipline Portfolio - Global All Cap Growth
     and Value (10/02)                                         2003        1.074           1.392                   8,661
                                                               2002        1.000           1.074                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Multiple Discipline Portfolio - Large Cap Growth and
     Value (10/02)                                             2003        1.069           1.359                   7,342
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.795           1.027                  41,127
                                                               2002        0.938           0.795                      --
                                                               2001        1.000           0.938                      --

   Large Cap Portfolio (11/99)                                 2003        0.670           0.823                  31,951
                                                               2002        0.881           0.670                  14,572
                                                               2001        1.000           0.881                  14,572

   Lazard International Stock Portfolio (8/02)                 2003        0.845           1.071                  12,070

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.637           0.761                  28,327
                                                               2002        0.864           0.637                  28,338
                                                               2001        1.000           0.864                  19,312

   MFS Emerging Growth Portfolio (11/99)                       2003        0.542           0.689                  50,505
                                                               2002        0.836           0.542                  50,516
                                                               2001        1.000           0.836                 153,113

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.216                   1,661

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.662           0.844                      --
                                                               2002        0.883           0.662                      --
                                                               2001        1.000           0.883                      --

   MFS Total Return Portfolio (11/99)                          2003        0.910           1.044                 209,447
                                                               2002        0.975           0.910                 237,582
                                                               2001        1.000           0.975                   9,192

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.606           0.803                 488,926
                                                               2002        0.913           0.606                 371,106
                                                               2001        1.000           0.913                 182,759

   Smith Barney High Income Portfolio (11/99)                  2003        0.889           1.116                  45,864
                                                               2002        0.932           0.889                      --
                                                               2001        1.000           0.932                      --

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2003        0.606           0.761                      --
                                                               2002        0.828           0.606                      --
                                                               2001        1.000           0.828                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.667           0.838                  17,876
                                                               2002        0.908           0.667                  17,876
                                                               2001        1.000           0.908                  17,876

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.684           0.995                 114,140
                                                               2002        0.923           0.684                  52,502
                                                               2001        1.000           0.923                  43,609

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.740           0.946                  24,376
                                                               2002        0.929           0.740                  17,857
                                                               2001        1.000           0.929                  17,857

   Smith Barney Money Market Portfolio (11/99)                 2003        1.004           0.996                  47,831
                                                               2002        1.007           1.004                  53,821
                                                               2001        1.000           1.007                  70,113


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Strategic Equity Portfolio (11/99)                          2003        0.556           0.727                  45,975
                                                               2002        0.850           0.556                  44,777
                                                               2001        1.000           0.850                  80,728

   Travelers Managed Income Portfolio (11/99)                  2003        1.015           1.084                  72,610
                                                               2002        1.008           1.015                 379,957
                                                               2001        1.000           1.008                  13,390

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.643           0.795                      --
                                                               2002        0.923           0.643                      --
                                                               2001        1.000           0.923                  10,283

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.563           0.706                  38,020
                                                               2002        0.846           0.563                  33,984
                                                               2001        1.000           0.846                 165,695

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.686           0.959                  27,453
                                                               2002        0.937           0.686                      --
                                                               2001        1.000           0.937                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        0.842           1.064                  41,891
                                                               2002        0.943           0.842                   3,134
                                                               2001        1.000           0.943                 128,929

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.856           1.166                  13,063
                                                               2002        1.000           0.856                      --


                                VINTAGE II (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.607           0.748                 473,826
                                                               2002        0.884           0.607                 359,471
                                                               2001        1.000           0.884                  82,267

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.787           1.025                  76,133
                                                               2002        1.000           0.787                  27,078

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.511           0.621               1,149,526
                                                               2002        0.751           0.511               1,363,047
                                                               2001        0.924           0.751               1,490,271
                                                               2000        1.127           0.924               1,121,509
                                                               1999        1.000           1.127                  99,866

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.686           0.914               1,189,877
                                                               2002        0.817           0.686               1,012,199
                                                               2001        0.967           0.817                 979,507
                                                               2000        1.210           0.967                 894,278
                                                               1999        1.000           1.210                  45,911


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Growth Fund - Class 2 Shares (11/99)                        2003        0.719           0.969               3,511,737
                                                               2002        0.967           0.719               3,293,592
                                                               2001        1.200           0.967               2,760,602
                                                               2000        1.167           1.200               2,103,315
                                                               1999        1.000           1.167                 131,798

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.896           1.169               2,496,903
                                                               2002        1.115           0.896               2,302,002
                                                               2001        1.104           1.115               1,629,102
                                                               2000        1.039           1.104                 898,869
                                                               1999        1.000           1.039                 303,426

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.585           0.790               1,130,463
                                                               2002        0.833           0.585               1,301,515
                                                               2001        0.998           0.833                 712,665

                                                               2000        1.215           0.998                 613,514
                                                               1999        1.000           1.215                 113,599

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2003        0.844           1.040                 114,927
                                                               2002        1.000           0.844                  10,215

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.446                  45,169

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.710           0.925                 618,363
                                                               2002        0.886           0.710                 599,032
                                                               2001        1.071           0.886                 644,881
                                                               2000        1.114           1.071                 417,144
                                                               1999        1.000           1.114                  68,217

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.786           0.964               1,795,814
                                                               2002        0.968           0.786               1,216,251
                                                               2001        1.024           0.968                 894,292
                                                               2000        1.044           1.024                 442,561
                                                               1999        1.000           1.044                  38,295

   Diversified Strategic Income Portfolio (11/99)              2003        1.060           1.166                 595,399
                                                               2002        1.027           1.060                 494,056
                                                               2001        1.011           1.027                 520,827
                                                               2000        0.999           1.011                 204,937
                                                               1999        1.000           0.999                  15,447

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.628           0.790                 687,394
                                                               2002        0.822           0.628                 503,267
                                                               2001        0.952           0.822                 336,668
                                                               2000        1.067           0.952                 212,335
                                                               1999        1.000           1.067                   9,761

   Fundamental Value Portfolio (12/99)                         2003        0.889           1.214               2,047,218
                                                               2002        1.147           0.889               1,802,184
                                                               2001        1.230           1.147               1,333,668
                                                               2000        1.037           1.230                 363,590
                                                               1999        1.000           1.037                   2,903

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.283           0.376                 691,034
                                                               2002        0.400           0.283                 688,256
                                                               2001        0.673           0.400                 977,403
                                                               2000        1.000           0.673                 393,620


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.334                   3,288

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.243                  79,663

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.258                  44,004

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.047                  21,011

   Total Return Portfolio - Administrative Class (5/01)        2003        1.130           1.168               2,368,710
                                                               2002        1.052           1.130               2,010,880
                                                               2001        1.000           1.052                 278,487
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2003        0.558           0.725                      --
                                                               2002        0.805           0.558                  22,190
                                                               2001        1.000           0.805                   7,876

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.694           0.879                 171,882
                                                               2002        0.856           0.694                 138,439
                                                               2001        1.000           0.856                  48,818

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.875           1.289                 321,040
                                                               2002        1.087           0.875                 334,827
                                                               2001        1.000           1.087                 122,374

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.890           1.218                 834,515
                                                               2002        1.206           0.890                 879,355
                                                               2001        1.202           1.206                 481,406
                                                               2000        1.033           1.202                 143,927
                                                               1999        1.000           1.033                   1,992

   Investors Fund - Class I (11/99)                            2003        0.835           1.088                 555,621
                                                               2002        1.102           0.835                 524,906
                                                               2001        1.168           1.102                 503,746
                                                               2000        1.029           1.168                 114,196
                                                               1999        1.000           1.029                  28,784

   Small Cap Growth Fund - Class I (11/99)                     2003        0.770           1.129                 151,638
                                                               2002        1.198           0.770                 131,224
                                                               2001        1.312           1.198                 127,611
                                                               2000        1.141           1.312                 152,125
                                                               1999        1.000           1.141                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.650           0.791                 131,894
                                                               2002        0.893           0.650                 156,270
                                                               2001        1.000           0.893                  17,631

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.644           0.852                 197,660
                                                               2002        0.894           0.644                 208,158
                                                               2001        1.000           0.894                  82,304


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.061           1.373                  85,870
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.038           1.246                 153,494
                                                               2002        1.000           1.038                   8,043

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.074           1.391                   6,060
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.069           1.358                  25,286
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.848           1.095                 528,737
                                                               2002        1.001           0.848                 436,367
                                                               2001        1.089           1.001                 331,110
                                                               2000        1.013           1.089                 136,422
                                                               1999        1.000           1.013                      --

   Large Cap Portfolio (11/99)                                 2003        0.555           0.681                 279,545
                                                               2002        0.730           0.555                 273,546
                                                               2001        0.897           0.730                 382,761
                                                               2000        1.065           0.897                 278,920
                                                               1999        1.000           1.065                   1,681

   Lazard International Stock Portfolio (8/02)                 2003        0.845           1.070                   4,455

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.555           0.662                 228,040
                                                               2002        0.753           0.555                 231,470
                                                               2001        0.986           0.753                 322,895
                                                               2000        1.061           0.986                 209,499
                                                               1999        1.000           1.061                   5,622

   MFS Emerging Growth Portfolio (11/99)                       2003        0.458           0.583                 943,023
                                                               2002        0.708           0.458                 925,633
                                                               2001        1.126           0.708                 917,344
                                                               2000        1.432           1.126                 572,200
                                                               1999        1.000           1.432                  15,369

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.216                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.647           0.824                 126,065
                                                               2002        0.863           0.647                 133,039
                                                               2001        1.000           0.863                  69,934

   MFS Total Return Portfolio (11/99)                          2003        1.053           1.209               2,856,766
                                                               2002        1.129           1.053               2,037,079
                                                               2001        1.147           1.129               1,935,839
                                                               2000        0.999           1.147                 850,618
                                                               1999        1.000           0.999                     442

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.863           1.143               3,306,728
                                                               2002        1.302           0.863               3,140,427
                                                               2001        1.378           1.302               2,715,298
                                                               2000        1.209           1.378               1,521,381
                                                               1999        1.000           1.209                 237,187


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Smith Barney High Income Portfolio (11/99)                  2003        0.830           1.043               1,485,267
                                                               2002        0.872           0.830               1,089,942
                                                               2001        0.920           0.872               1,070,312
                                                               2000        1.016           0.920                 760,503
                                                               1999        1.000           1.016                 113,822

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2003        0.449           0.563                 348,478
                                                               2002        0.613           0.449                 434,562
                                                               2001        0.905           0.613                 504,289
                                                               2000        1.206           0.905                 412,850
                                                               1999        1.000           1.206                  31,135

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.713           0.895               1,322,176
                                                               2002        0.970           0.713               1,435,592
                                                               2001        1.073           0.970               1,408,719
                                                               2000        0.964           1.073                 692,437
                                                               1999        1.000           0.964                 107,886

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.637           0.925               2,553,696
                                                               2002        0.860           0.637               2,509,706
                                                               2001        0.998           0.860               2,611,474
                                                               2000        1.090           0.998               1,993,825
                                                               1999        1.000           1.090                 110,096

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.960           1.226               1,034,561
                                                               2002        1.205           0.960               1,002,964
                                                               2001        1.360           1.205                 794,981
                                                               2000        1.171           1.360                 602,755
                                                               1999        1.000           1.171                  19,386

   Smith Barney Money Market Portfolio (11/99)                 2003        1.069           1.059               1,074,514
                                                               2002        1.072           1.069               2,345,845
                                                               2001        1.050           1.072               2,726,939
                                                               2000        1.005           1.050                 178,779
                                                               1999        1.000           1.005                  50,000

   Strategic Equity Portfolio (11/99)                          2003        0.508           0.663               1,402,850
                                                               2002        0.777           0.508               1,577,020
                                                               2001        0.911           0.777               1,693,080
                                                               2000        1.132           0.911               1,230,540
                                                               1999        1.000           1.132                 108,285

   Travelers Managed Income Portfolio (11/99)                  2003        1.116           1.192               1,221,287
                                                               2002        1.109           1.116               2,076,038
                                                               2001        1.056           1.109               3,161,019
                                                               2000        1.000           1.056                 104,706
                                                               2000        0.994           1.000                      --

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.519           0.641                 629,942
                                                               2002        0.746           0.519                 707,572
                                                               2001        0.962           0.746                 863,697
                                                               2000        1.144           0.962                 839,108
                                                               1999        1.000           1.144                   3,773

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.533           0.668               1,166,632
                                                               2002        0.802           0.533               1,338,397
                                                               2001        1.189           0.802               1,351,840
                                                               2000        1.344           1.189                 895,350
                                                               1999        1.000           1.344                 116,490


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.691           0.966                  63,365
                                                               2002        0.944           0.691                  51,956
                                                               2001        1.000           0.944                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        0.804           1.017                 543,203
                                                               2002        0.902           0.804                 494,264
                                                               2001        1.045           0.902                 457,948
                                                               2000        1.138           1.045                 243,383
                                                               1999        1.000           1.138                     700

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.856           1.165                  66,472
                                                               2002        1.000           0.856                  27,894


                                VINTAGE II (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.623           0.767                  13,599
                                                               2002        0.907           0.623                  13,022
                                                               2001        1.000           0.907                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.787           1.024                  17,723
                                                               2002        1.000           0.787                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.603           0.732                  43,618
                                                               2002        0.886           0.603                  43,618
                                                               2001        1.000           0.886                  10,142

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.750           0.999                 106,944
                                                               2002        0.893           0.750                  97,492
                                                               2001        1.000           0.893                      --

   Growth Fund - Class 2 Shares (11/99)                        2003        0.648           0.873                 285,805
                                                               2002        0.872           0.648                 180,760
                                                               2001        1.000           0.872                  66,167

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.770           1.003                 236,279
                                                               2002        0.958           0.770                 180,505
                                                               2001        1.000           0.958                  10,234

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.653           0.882                  75,119
                                                               2002        0.930           0.653                  43,880
                                                               2001        1.000           0.930                   1,505

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2003        0.844           1.039                  18,273
                                                               2002        1.000           0.844                      --

   Templeton Developing Markets Securities Fund - Class 2
     Shares (5/03)                                             2003        1.000           1.446                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.717           0.933                  10,221
                                                               2002        0.894           0.717                      --
                                                               2001        1.000           0.894                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.761           0.933                  99,884
                                                               2002        0.938           0.761                  68,248
                                                               2001        1.000           0.938                      --

   Diversified Strategic Income Portfolio (11/99)              2003        1.027           1.130                   8,632
                                                               2002        0.996           1.027                   2,571
                                                               2001        1.000           0.996                   2,178

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.697           0.876                   2,474
                                                               2002        0.912           0.697                      --
                                                               2001        1.000           0.912                      --

   Fundamental Value Portfolio (12/99)                         2003        0.709           0.968                 224,915
                                                               2002        0.916           0.709                 212,166
                                                               2001        1.000           0.916                  99,153

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.556           0.737                      --
                                                               2002        0.785           0.556                      --
                                                               2001        1.000           0.785                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.334                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.258                   1,147

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                      --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.118           1.156                  65,570
                                                               2002        1.042           1.118                  23,066
                                                               2001        1.000           1.042                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2003        0.564           0.733                  12,155
                                                               2002        0.814           0.564                  12,155
                                                               2001        1.000           0.814                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.727           0.920                  30,477
                                                               2002        0.897           0.727                   2,928
                                                               2001        1.000           0.897                   1,482

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.828           1.220                   2,757
                                                               2002        1.029           0.828                   2,760
                                                               2001        1.000           1.029                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.694           0.949                  55,930
                                                               2002        0.941           0.694                  55,930
                                                               2001        1.000           0.941                  39,375

   Investors Fund - Class I (11/99)                            2003        0.704           0.917                 115,705
                                                               2002        0.930           0.704                 105,018
                                                               2001        1.000           0.930                   4,791

   Small Cap Growth Fund - Class I (11/99)                     2003        0.600           0.879                  14,228
                                                               2002        0.933           0.600                   8,914
                                                               2001        1.000           0.933                   3,129

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.655           0.796                  13,873
                                                               2002        0.899           0.655                  13,873
                                                               2001        1.000           0.899                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.656           0.867                      --
                                                               2002        0.911           0.656                      --
                                                               2001        1.000           0.911                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.061           1.372                  38,332
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.038           1.245                      --
                                                               2002        1.000           1.038                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.074           1.390                      --
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.069           1.357                  23,084
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.794           1.025                  50,242
                                                               2002        0.937           0.794                  31,990
                                                               2001        1.000           0.937                      --

   Large Cap Portfolio (11/99)                                 2003        0.669           0.821                  34,230
                                                               2002        0.881           0.669                      --
                                                               2001        1.000           0.881                      --

   Lazard International Stock Portfolio (8/02)                 2003        0.844           1.069                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.636           0.759                  41,110
                                                               2002        0.864           0.636                  41,110
                                                               2001        1.000           0.864                   5,157

   MFS Emerging Growth Portfolio (11/99)                       2003        0.541           0.688                      --
                                                               2002        0.836           0.541                      --
                                                               2001        1.000           0.836                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.215                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.661           0.842                      --
                                                               2002        0.883           0.661                      --
                                                               2001        1.000           0.883                      --

   MFS Total Return Portfolio (11/99)                          2003        0.908           1.042                 103,218
                                                               2002        0.974           0.908                  67,819
                                                               2001        1.000           0.974                   4,530

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.605           0.801                 241,408
                                                               2002        0.913           0.605                 202,828
                                                               2001        1.000           0.913                  72,089

   Smith Barney High Income Portfolio (11/99)                  2003        0.887           1.114                  31,104
                                                               2002        0.932           0.887                      --
                                                               2001        1.000           0.932                      --

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2003        0.605           0.759                      --
                                                               2002        0.827           0.605                      --
                                                               2001        1.000           0.827                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.666           0.836                  28,354
                                                               2002        0.907           0.666                  28,354
                                                               2001        1.000           0.907                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.683           0.992                  80,075
                                                               2002        0.923           0.683                  50,365
                                                               2001        1.000           0.923                  17,814

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.739           0.943                 107,357
                                                               2002        0.928           0.739                  88,382
                                                               2001        1.000           0.928                   3,154

   Smith Barney Money Market Portfolio (11/99)                 2003        1.003           0.993                  76,215
                                                               2002        1.006           1.003                 107,986
                                                               2001        1.000           1.006                  42,034

   Strategic Equity Portfolio (11/99)                          2003        0.556           0.725                      --
                                                               2002        0.850           0.556                      --
                                                               2001        1.000           0.850                  33,901

   Travelers Managed Income Portfolio (11/99)                  2003        1.013           1.081                  18,683
                                                               2002        1.007           1.013                      --
                                                               2001        1.000           1.007                      --

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.642           0.793                      --
                                                               2002        0.923           0.642                      --
                                                               2001        1.000           0.923                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.562           0.704                  58,238
                                                               2002        0.846           0.562                  60,634
                                                               2001        1.000           0.846                  41,025

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.685           0.957                  22,095
                                                               2002        0.936           0.685                   3,458
                                                               2001        1.000           0.936                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        0.840           1.061                  13,658
                                                               2002        0.943           0.840                  13,658
                                                               2001        1.000           0.943                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.856           1.164                  10,595
                                                               2002        1.000           0.856                   4,102


                                VINTAGE II (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.184                   7,513

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.248                 274,945

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.150                  30,046

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.985           1.309                 654,083

   Growth Fund - Class 2 Shares (11/99)                        2003        0.961           1.292               2,250,697

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.265               2,663,026

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.969           1.307                 253,481

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2003        0.994           1.223                 626,085

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.445                  17,279

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.989           1.285                 211,933

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.977           1.196               1,568,279

   Diversified Strategic Income Portfolio (11/99)              2003        1.010           1.110                 402,450

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.214                 584,084

   Fundamental Value Portfolio (12/99)                         2003        0.966           1.316               1,209,826

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.302                  38,596

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.333                  17,332

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.242                 165,186

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.257                 233,188

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                 441,127

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.045               1,565,806

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2003        0.958           1.244                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.257                  71,934

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.437                 158,071

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.312                 241,329

   Investors Fund - Class I (11/99)                            2003        0.959           1.247                 304,233

   Small Cap Growth Fund - Class I (11/99)                     2003        0.970           1.420                 189,226

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.169                 142,220

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.267                  65,605

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.253               5,473,174
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.980           1.174               4,077,904
                                                               2002        1.000           0.980                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.245                 651,484
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.220                 464,788
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.958           1.236                 442,757

   Large Cap Portfolio (11/99)                                 2003        0.967           1.185                  80,851

   Lazard International Stock Portfolio (8/02)                 2003        1.001           1.266                 159,369

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.159                   1,167

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.233                 185,439

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                  81,924

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.967           1.229                  24,862

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.130               3,132,765


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                  12,695

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.951           1.258               2,348,327

   Smith Barney High Income Portfolio (11/99)                  2003        1.007           1.263               1,324,955

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2003        0.986           1.235                   7,447

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.969           1.216                  50,490

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.373               1,211,949

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.246                 637,653

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.989                 409,539

   Strategic Equity Portfolio (11/99)                          2003        0.970           1.263                  98,016

   Travelers Managed Income Portfolio (11/99)                  2003        1.014           1.081                 746,549

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.966           1.193                  63,188

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.960           1.201                 108,743

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.975           1.360                 839,937

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        0.992           1.251                 351,457

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.986           1.341                 297,852


                                VINTAGE II (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.621           0.764                      --
                                                               2002        0.907           0.621                      --
                                                               2001        1.000           0.907                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.786           1.021                   7,774
                                                               2002        1.000           0.786                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.601           0.729                      --
                                                               2002        0.885           0.601                      --
                                                               2001        1.000           0.885                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.749           0.995                  44,490
                                                               2002        0.893           0.749                  28,091
                                                               2001        1.000           0.893                  24,696

   Growth Fund - Class 2 Shares (11/99)                        2003        0.647           0.869                 282,266
                                                               2002        0.871           0.647                 273,031
                                                               2001        1.000           0.871                 140,369


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.768           0.999                 346,058
                                                               2002        0.957           0.768                 234,659
                                                               2001        1.000           0.957                 115,327

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.651           0.878                  60,977
                                                               2002        0.929           0.651                  63,749
                                                               2001        1.000           0.929                  63,749

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2003        0.843           1.036                      --
                                                               2002        1.000           0.843                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.715           0.929                  77,269
                                                               2002        0.894           0.715                  77,269
                                                               2001        1.000           0.894                 142,176

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.760           0.930                 434,776
                                                               2002        0.937           0.760                 180,254
                                                               2001        1.000           0.937                 131,084

   Diversified Strategic Income Portfolio (11/99)              2003        1.025           1.126                 100,103
                                                               2002        0.995           1.025                  96,368
                                                               2001        1.000           0.995                  70,809

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.695           0.873                      --
                                                               2002        0.912           0.695                      --
                                                               2001        1.000           0.912                      --

   Fundamental Value Portfolio (12/99)                         2003        0.708           0.964                 406,144
                                                               2002        0.915           0.708                 248,650
                                                               2001        1.000           0.915                 112,362

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.554           0.734                      --
                                                               2002        0.785           0.554                      --
                                                               2001        1.000           0.785                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.333                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.242                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.257                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                      --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.115           1.151                 311,064
                                                               2002        1.041           1.115                 172,708
                                                               2001        1.000           1.041                  68,142


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2003        0.563           0.730                      --
                                                               2002        0.813           0.563                      --
                                                               2001        1.000           0.813                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.725           0.916                  97,804
                                                               2002        0.897           0.725                 102,304
                                                               2001        1.000           0.897                  16,745

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.826           1.215                  16,949
                                                               2002        1.029           0.826                   3,058
                                                               2001        1.000           1.029                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.692           0.946                  96,506
                                                               2002        0.940           0.692                  99,440
                                                               2001        1.000           0.940                  95,599

   Investors Fund - Class I (11/99)                            2003        0.703           0.914                 178,682
                                                               2002        0.929           0.703                 180,225
                                                               2001        1.000           0.929                 180,225

   Small Cap Growth Fund - Class I (11/99)                     2003        0.598           0.875                  84,031
                                                               2002        0.933           0.598                  15,870
                                                               2001        1.000           0.933                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.653           0.793                      --
                                                               2002        0.898           0.653                      --
                                                               2001        1.000           0.898                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.655           0.864                      --
                                                               2002        0.910           0.655                      --
                                                               2001        1.000           0.910                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.060           1.370                  47,472
                                                               2002        1.000           1.060                  12,304

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.037           1.243                      --
                                                               2002        1.000           1.037                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.073           1.388                      --
                                                               2002        1.000           1.073                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.068           1.354                      --
                                                               2002        1.000           1.068                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.792           1.021                  30,906
                                                               2002        0.936           0.792                  14,899
                                                               2001        1.000           0.936                      --

   Large Cap Portfolio (11/99)                                 2003        0.668           0.818                   4,899
                                                               2002        0.880           0.668                      --
                                                               2001        1.000           0.880                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Lazard International Stock Portfolio (8/02)                 2003        0.843           1.066                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.635           0.756                      --
                                                               2002        0.863           0.635                      --
                                                               2001        1.000           0.863                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        0.540           0.685                      --
                                                               2002        0.835           0.540                      --
                                                               2001        1.000           0.835                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.660           0.838                   7,409
                                                               2002        0.882           0.660                   2,329
                                                               2001        1.000           0.882                      --

   MFS Total Return Portfolio (11/99)                          2003        0.906           1.038                  30,718
                                                               2002        0.973           0.906                  23,468
                                                               2001        1.000           0.973                  19,775

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.604           0.798                 209,506
                                                               2002        0.912           0.604                 215,216
                                                               2001        1.000           0.912                 192,938

   Smith Barney High Income Portfolio (11/99)                  2003        0.885           1.109                 112,653
                                                               2002        0.931           0.885                      --
                                                               2001        1.000           0.931                      --

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2003        0.604           0.756                      --
                                                               2002        0.827           0.604                      --
                                                               2001        1.000           0.827                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.664           0.833                 217,414
                                                               2002        0.906           0.664                 202,982
                                                               2001        1.000           0.906                 150,466

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.682           0.989                 339,703
                                                               2002        0.922           0.682                 336,318
                                                               2001        1.000           0.922                 281,273

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.737           0.940                  86,510
                                                               2002        0.927           0.737                  31,019
                                                               2001        1.000           0.927                  32,142

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.989                 207,678
                                                               2002        1.005           1.000                 361,877
                                                               2001        1.000           1.005                  53,099

   Strategic Equity Portfolio (11/99)                          2003        0.554           0.722                  51,790
                                                               2002        0.849           0.554                  51,790
                                                               2001        1.000           0.849                  51,817

   Travelers Managed Income Portfolio (11/99)                  2003        1.011           1.077                  27,799
                                                               2002        1.007           1.011                  25,853
                                                               2001        1.000           1.007                   8,585


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Van Kampen Enterprise Portfolio (11/99)                     2003        0.640           0.790                   2,263
                                                               2002        0.922           0.640                   2,271
                                                               2001        1.000           0.922                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.561           0.702                  42,070
                                                               2002        0.845           0.561                  42,070
                                                               2001        1.000           0.845                  42,070

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.683           0.953                  15,043
                                                               2002        0.935           0.683                      --
                                                               2001        1.000           0.935                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        0.838           1.057                  66,766
                                                               2002        0.942           0.838                  11,789
                                                               2001        1.000           0.942                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.855           1.161                  29,607
                                                               2002        1.000           0.855                   4,541


                                VINTAGE II (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.183                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.247                 121,107

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.148                  62,953

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.308                 383,912

   Growth Fund - Class 2 Shares (11/99)                        2003        0.961           1.291               1,793,446

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.263               2,198,088

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.969           1.306                 359,119

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2003        0.994           1.222                 708,807

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                  35,449

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.989           1.284                 455,252

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.977           1.195               1,334,981

   Diversified Strategic Income Portfolio (11/99)              2003        1.010           1.109                 471,173

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.213                 656,853


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Fundamental Value Portfolio (12/99)                         2003        0.966           1.315                 729,529

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.301                  46,880

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                  34,796

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                  99,878

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                 241,209

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                 468,570

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.044               2,297,428

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2003        0.958           1.242                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.255                 135,327

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.436                 128,328

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.311                 104,794

   Investors Fund - Class I (11/99)                            2003        0.959           1.246                 604,358

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.168                  41,999

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.266                  85,206

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.251               5,104,421
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
     and Value (10/02)                                         2003        0.980           1.173               2,620,742
                                                               2002        1.000           0.980                      --

   Multiple Discipline Portfolio - Global All Cap Growth
     and Value (10/02)                                         2003        0.963           1.244                 937,751
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
     Value (10/02)                                             2003        0.962           1.218               1,038,728
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.958           1.235                 420,300

   Large Cap Portfolio (11/99)                                 2003        0.967           1.184                  13,039


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Lazard International Stock Portfolio (8/02)                 2003        1.001           1.265                 118,417

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.158                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.232                   3,309

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                  48,343

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.967           1.228                  12,960

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.128               1,750,171

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                   5,223

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.951           1.256               1,755,981

   Smith Barney High Income Portfolio (11/99)                  2003        1.007           1.262                 908,907

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2003        0.986           1.234                   7,224

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.969           1.215                  96,595

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.371               1,093,263

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.245                 501,371

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.988                 690,701

   Strategic Equity Portfolio (11/99)                          2003        0.970           1.262                 127,144

   Travelers Managed Income Portfolio (11/99)                  2003        1.014           1.080                 790,555

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.966           1.192                  40,559

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.960           1.200                 127,413

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.975           1.359                 631,718

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)               2003        0.992           1.250                 168,572

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.986           1.339                 815,759

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.182                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.245                  17,824

                                VINTAGE II (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.147                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.307                  43,010

   Growth Fund - Class 2 Shares (11/99)                        2003        0.961           1.289                 185,151

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.262                 203,537

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.969           1.305                  46,073

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2003        0.994           1.221                  30,032

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.443                   2,519

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.989           1.283                  26,793

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.977           1.194                 261,139

   Diversified Strategic Income Portfolio (11/99)              2003        1.010           1.108                  54,869

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.212                 332,454

   Fundamental Value Portfolio (12/99)                         2003        0.966           1.314                  85,334

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.300                  13,120

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.331                   5,427

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.240                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                   1,278

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                  23,588

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.043                 127,154

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2003        0.958           1.241                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.254                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.434                   3,685

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.310                      --

   Investors Fund - Class I (11/99)                            2003        0.959           1.245                   2,766

   Small Cap Growth Fund - Class I (11/99)                     2003        0.970           1.417                   5,028


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.167                  26,151

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.265                   6,191

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.250                 349,220
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.172                 420,318
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.243                 234,892
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.217                  85,326
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.958           1.234                  61,717

   Large Cap Portfolio (11/99)                                 2003        0.967           1.182                  13,798

   Lazard International Stock Portfolio (8/02)                 2003        1.001           1.263                  49,246

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.157                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.231                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.213                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.967           1.227                   8,288

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.127                 384,579

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                  21,033

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.951           1.255                 428,338

   Smith Barney High Income Portfolio (11/99)                  2003        1.007           1.260                  90,723

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2003        0.986           1.233                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.969           1.213                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.370                  26,255

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.244                  21,360

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.987                  21,211

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.261                   8,052

   Travelers Managed Income Portfolio (11/99)                  2003        1.014           1.079                      --

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.966           1.191                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.960           1.199                   4,866

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.975           1.358                  29,774

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        0.992           1.249                  15,585

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.986           1.338                  18,971


                                VINTAGE II (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.181                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.245                  17,243

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.147                   4,728

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.306                      --

   Growth Fund - Class 2 Shares (11/99)                        2003        0.961           1.289                 233,269

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.261                 359,401

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.969           1.304                  47,809

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2003        0.994           1.220                  37,934

   Templeton Developing Markets Securities Fund - Class 2
     Shares (5/03)                                             2003        1.000           1.443                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.989           1.282                  45,162

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.977           1.193                 388,958

   Diversified Strategic Income Portfolio (11/99)              2003        1.010           1.107                 110,657

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.211                 105,766

   Fundamental Value Portfolio (12/99)                         2003        0.966           1.313                  21,353

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.299                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.331                  21,288

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.240                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                  29,801

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                  57,878

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                 151,979

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2003        0.958           1.240                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                  72,597

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                   8,360

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.309                  40,379

   Investors Fund - Class I (11/99)                            2003        0.959           1.244                   3,053

   Small Cap Growth Fund - Class I (11/99)                     2003        0.970           1.416                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.166                   8,935

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.264                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.249                 412,874
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.171               1,453,485
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.242                 100,626
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.216                  98,943
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.958           1.233                  75,794

   Large Cap Portfolio (11/99)                                 2003        0.967           1.182                      --

   Lazard International Stock Portfolio (8/02)                 2003        1.001           1.263                  67,375

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.230                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                   6,531


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.967           1.226                  20,979

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.127                 291,870

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.951           1.254                  84,794

   Smith Barney High Income Portfolio (11/99)                  2003        1.007           1.260                  79,359

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2003        0.986           1.232                  27,987

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.969           1.213                  73,060

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.369                 105,885

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.243                  49,273

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.987                  91,329

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                   8,608

   Travelers Managed Income Portfolio (11/99)                  2003        1.014           1.078                 275,876

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.966           1.190                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.959           1.198                   5,118

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.357                  24,165

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        0.992           1.248                  18,611

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.986           1.337                  21,215


                                VINTAGE II (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.181                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.244                   2,259

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.305                  19,446

   Growth Fund - Class 2 Shares (11/99)                        2003        0.961           1.288                  44,303

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.261                  44,174

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.969           1.303                  12,822


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2003        0.994           1.220                  13,197

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                  10,805

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.989           1.281                  42,256

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.977           1.193                      --

   Diversified Strategic Income Portfolio (11/99)              2003        1.010           1.106                      --

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.211                      --

   Fundamental Value Portfolio (12/99)                         2003        0.966           1.312                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.298                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                   5,270

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                  77,212

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2003        0.958           1.240                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                  19,985

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.308                   2,252

   Investors Fund - Class I (11/99)                            2003        0.958           1.243                      --

   Small Cap Growth Fund - Class I (11/99)                     2003        0.970           1.415                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.166                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.263                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.249                  55,634
                                                               2002        1.000           0.969                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.171                      --
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.241                  69,345
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.216                  88,545
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.958           1.232                  48,026

   Large Cap Portfolio (11/99)                                 2003        0.967           1.181                      --

   Lazard International Stock Portfolio (8/02)                 2003        1.001           1.262                   6,515

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.229                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.967           1.226                      --

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.126                  42,779

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.951           1.254                      --

   Smith Barney High Income Portfolio (11/99)                  2003        1.007           1.259                      --

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2003        0.986           1.231                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.969           1.212                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.369                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.242                  43,154

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.986                      --

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                  22,642

   Travelers Managed Income Portfolio (11/99)                  2003        1.014           1.078                      --

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.966           1.190                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.959           1.198                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.356                  27,696

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        0.991           1.247                  18,902

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.986           1.336                  29,069


                                VINTAGE II (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.179                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.242                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.144                   1,664

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.303                  36,452

   Growth Fund - Class 2 Shares (11/99)                        2003        0.960           1.286                  70,233

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.259                 144,983

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.969           1.301                   9,365

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2003        0.994           1.218                  60,706

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.441                   7,709

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.989           1.279                  18,112

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.977           1.191                  33,097

   Diversified Strategic Income Portfolio (11/99)              2003        1.010           1.105                   9,539

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.209                  48,170

   Fundamental Value Portfolio (12/99)                         2003        0.966           1.310                   8,642

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.296                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.329                  13,380

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.238                  18,755

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.253                  30,096

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.043                   6,497

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.040                  52,717


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2003        0.958           1.238                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.251                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.431                  11,692

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.306                   2,066

   Investors Fund - Class I (11/99)                            2003        0.958           1.241                   2,898

   Small Cap Growth Fund - Class I (11/99)                     2003        0.970           1.413                  14,928

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.164                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.261                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.247                 128,588
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
     and Value (10/02)                                         2003        0.979           1.169                 197,996
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
     and Value (10/02)                                         2003        0.962           1.239                      --
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio - Large Cap Growth and
     Value (10/02)                                             2003        0.961           1.214                  30,431
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.958           1.230                      --

   Large Cap Portfolio (11/99)                                 2003        0.967           1.179                   2,446

   Lazard International Stock Portfolio (8/02)                 2003        1.001           1.260                   8,954

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.154                   6,398

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.227                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.211                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.967           1.224                  11,023

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.124                 129,554

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                  18,897

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.951           1.252                      --

   Smith Barney High Income Portfolio (11/99)                  2003        1.007           1.257                   9,918

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2003        0.986           1.230                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.969           1.210                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.366                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.240                  19,016

   Smith Barney Money Market Portfolio (11/99)                 2003        0.999           0.985                  24,852

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.258                  18,537

   Travelers Managed Income Portfolio (11/99)                  2003        1.014           1.076                  53,668

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.966           1.188                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.959           1.196                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.354                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        0.991           1.246                   9,433

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.986           1.334                  43,499



                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio - Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund - Class IB Shares changed its name to Putnam VT International Equity Fund Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund - Series I is no longer AIM available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Shares is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio is no longer available to new contract owners.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                           VINTAGE II SERIES II (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.787           1.025                     868

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.604           0.734                  18,349

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.752           1.002                  76,683

   Growth Fund - Class 2 Shares (11/99)                        2003        0.649           0.875                 268,895

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.771           1.005                 591,132

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.654           0.884                  28,472

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.844           1.041                  20,308

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.447                   4,464

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.718           0.935                  26,203

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.763           0.936                 202,023

   Diversified Strategic Income Portfolio (11/99)              2003        1.029           1.133                  25,126

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.698           0.878                  14,429

   Fundamental Value Portfolio (12/99)                         2003        0.710           0.970                 720,355

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.556           0.739                 223,802

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.335                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.244                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.259                  21,310

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.068                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.047                  16,532


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2003        1.120           1.159                 146,666

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.728           0.922                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.829           1.223                   9,041

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.695           0.952                 166,580

   Investors Fund - Class I (11/99)                            2003        0.705           0.920                  53,797

   Small Cap Growth Fund - Class I (11/99)                     2003        0.601           0.881                  57,663

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.656           0.798                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.657           0.869                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.061           1.374                 386,731
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.038           1.247                  16,875
                                                               2002        1.000           1.038                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.074           1.392                   8,661
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.069           1.359                   7,342
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.795           1.027                  41,127

   Large Cap Portfolio (11/99)                                 2003        0.670           0.823                  31,951

   Lazard International Stock Portfolio (8/02)                 2003        0.845           1.071                  12,070

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.637           0.761                  28,327

   MFS Emerging Growth Portfolio (11/99)                       2003        0.542           0.689                  50,505

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.216                   1,661

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.662           0.844                      --

   MFS Total Return Portfolio (11/99)                          2003        0.910           1.044                 209,447

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.606           0.803                 488,926

   Smith Barney High Income Portfolio (11/99)                  2003        0.889           1.116                  45,864

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.684           0.995                 114,140

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.740           0.946                  24,376

   Smith Barney Money Market Portfolio (11/99)                 2003        1.004           0.996                  47,831

   Strategic Equity Portfolio (11/99)                          2003        0.556           0.727                  45,975

   Travelers Managed Income Portfolio (11/99)                  2003        1.015           1.084                  72,610

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.643           0.795                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.563           0.706                  38,020

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.686           0.959                  27,453

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        0.842           1.064                  41,891

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.856           1.166                  13,063



                          VINTAGE II SERIES II (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.787           1.025                  76,133

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.511           0.621               1,149,526

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.686           0.914               1,189,877

   Growth Fund - Class 2 Shares (11/99)                        2003        0.719           0.969               3,511,737

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.896           1.169               2,496,903

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.585           0.790               1,130,463

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.844           1.040                 114,927

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.446                  45,169


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.710           0.925                 618,363

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.786           0.964               1,795,814

   Diversified Strategic Income Portfolio (11/99)              2003        1.060           1.166                 595,399

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.628           0.790                 687,394

   Fundamental Value Portfolio (12/99)                         2003        0.889           1.214               2,047,218

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.283           0.376                 691,034

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.334                   3,288

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.243                  79,663

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.258                  44,004

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.047                  21,011

   Total Return Portfolio - Administrative Class (5/01)        2003        1.130           1.168               2,368,710

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.694           0.879                 171,882

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.875           1.289                 321,040

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.890           1.218                 834,515

   Investors Fund - Class I (11/99)                            2003        0.835           1.088                 555,621

   Small Cap Growth Fund - Class I (11/99)                     2003        0.770           1.129                 151,638

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.650           0.791                 131,894

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.644           0.852                 197,660

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.061           1.373                  85,870
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.038           1.246                 153,494
                                                               2002        1.000           1.038                   8,043

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.074           1.391                   6,060
                                                               2002        1.000           1.074                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.069           1.358                  25,286
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.848           1.095                 528,737

   Large Cap Portfolio (11/99)                                 2003        0.555           0.681                 279,545

   Lazard International Stock Portfolio (8/02)                 2003        0.845           1.070                   4,455

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.555           0.662                 228,040

   MFS Emerging Growth Portfolio (11/99)                       2003        0.458           0.583                 943,023

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.216                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.647           0.824                 126,065

   MFS Total Return Portfolio (11/99)                          2003        1.053           1.209               2,856,766

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.863           1.143               3,306,728

   Smith Barney High Income Portfolio (11/99)                  2003        0.830           1.043               1,485,267

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.637           0.925               2,553,696

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.960           1.226               1,034,561

   Smith Barney Money Market Portfolio (11/99)                 2003        1.069           1.059               1,074,514

   Strategic Equity Portfolio (11/99)                          2003        0.508           0.663               1,402,850

   Travelers Managed Income Portfolio (11/99)                  2003        1.116           1.192               1,221,287

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.519           0.641                 629,942

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.533           0.668               1,166,632

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.691           0.966                  63,365

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        0.804           1.017                 543,203

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.856           1.165                  66,472


                           VINTAGE II SERIES II (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.122                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.095                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.189                   2,250

   Growth Fund - Class 2 Shares (11/99)                        2003        1.000           1.151                   8,969

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        1.000           1.149                  13,704

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        1.000           1.194                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.119                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.265                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        1.000           1.177                   2,264

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        1.000           1.121                      --

   Diversified Strategic Income Portfolio (11/99)              2003        1.000           1.059                   4,821

   Equity Index Portfolio - Class II Shares (11/99)            2003        1.000           1.132                      --

   Fundamental Value Portfolio (12/99)                         2003        1.000           1.171                   8,914

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.144                  10,247

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.175                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.142                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.158                   2,357

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.048                  14,532

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.026                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.182                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.238                   2,258

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        1.000           1.172                   8,908

   Investors Fund - Class I (11/99)                            2003        1.000           1.149                      --

   Small Cap Growth Fund - Class I (11/99)                     2003        1.000           1.239                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.103                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.153                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.131                  54,893

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.091                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.142                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.124                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        1.000           1.134                      --

   Large Cap Portfolio (11/99)                                 2003        1.000           1.125                      --

   Lazard International Stock Portfolio (8/02)                 2003        1.000           1.160                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        1.000           1.091                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        1.000           1.107                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.129                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        1.000           1.138                      --

   MFS Total Return Portfolio (11/99)                          2003        1.000           1.080                  16,798

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        1.000           1.138                   9,106

   Smith Barney High Income Portfolio (11/99)                  2003        1.000           1.103                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.171                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.160                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.996                   7,502

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.118                      --

   Travelers Managed Income Portfolio (11/99)                  2003        1.000           1.031                      --

   Van Kampen Enterprise Portfolio (11/99)                     2003        1.000           1.130                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        1.000           1.117                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.237                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        1.000           1.143                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        1.000           1.200                      --


                           VINTAGE II SERIES II (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.248                 274,945

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.150                  30,046

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.985           1.309                 654,083

   Growth Fund - Class 2 Shares (11/99)                        2003        0.961           1.292               2,250,697

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.265               2,663,026

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.969           1.307                 253,481

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.223                 626,085

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.445                  17,279

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.989           1.285                 211,933

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.977           1.196               1,568,279

   Diversified Strategic Income Portfolio (11/99)              2003        1.010           1.110                 402,450

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.214                 584,084

   Fundamental Value Portfolio (12/99)                         2003        0.966           1.316               1,209,826


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.302                  38,596

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.333                  17,332

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.242                 165,186

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.257                 233,188

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                 441,127

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.045               1,565,806

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.257                  71,934

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.437                 158,071

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.312                 241,329

   Investors Fund - Class I (11/99)                            2003        0.959           1.247                 304,233

   Small Cap Growth Fund - Class I (11/99)                     2003        0.970           1.420                 189,226

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.169                 142,220

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.267                  65,605

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.253               5,473,174
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.980           1.174               4,077,904
                                                               2002        1.000           0.980                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.245                 651,484
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.220                 464,788
                                                               2002        1.000           0.962                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.958           1.236                 442,757

   Large Cap Portfolio (11/99)                                 2003        0.967           1.185                  80,851

   Lazard International Stock Portfolio (8/02)                 2003        1.001           1.266                 159,369

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.159                   1,167

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.233                 185,439

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                  81,924

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.967           1.229                  24,862

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.130               3,132,765

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                  12,695

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.951           1.258               2,348,327

   Smith Barney High Income Portfolio (11/99)                  2003        1.007           1.263               1,324,955

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.373               1,211,949

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.246                 637,653

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.989                 409,539

   Strategic Equity Portfolio (11/99)                          2003        0.970           1.263                  98,016

   Travelers Managed Income Portfolio (11/99)                  2003        1.014           1.081                 746,549

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.966           1.193                  63,188

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.960           1.201                 108,743

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.975           1.360                 839,937

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        0.992           1.251                 351,457

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.986           1.341                 297,852


                           VINTAGE II SERIES II (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.247                 121,107

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.148                  62,953

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.308                 383,912

   Growth Fund - Class 2 Shares (11/99)                        2003        0.961           1.291               1,793,446

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.263               2,198,088

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.969           1.306                 359,119

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.222                 708,807

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                  35,449

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.989           1.284                 455,252

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.977           1.195               1,334,981

   Diversified Strategic Income Portfolio (11/99)              2003        1.010           1.109                 471,173

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.213                 656,853

   Fundamental Value Portfolio (12/99)                         2003        0.966           1.315                 729,529

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.301                  46,880

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                  34,796

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                  99,878

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                 241,209

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                 468,570

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.044               2,297,428

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.255                 135,327

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.436                 128,328


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.311                 104,794

   Investors Fund - Class I (11/99)                            2003        0.959           1.246                 604,358

   Small Cap Growth Fund - Class I (11/99)                     2003        0.970           1.418                 134,020

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.168                  41,999

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.266                  85,206

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.251               5,104,421
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.980           1.173               2,620,742
                                                               2002        1.000           0.980                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.244                 937,751
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.218               1,038,728
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.958           1.235                 420,300

   Large Cap Portfolio (11/99)                                 2003        0.967           1.184                  13,039

   Lazard International Stock Portfolio (8/02)                 2003        1.001           1.265                 118,417

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.158                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.232                   3,309

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                  48,343

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.967           1.228                  12,960

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.128               1,750,171

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                   5,223

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.951           1.256               1,755,981

   Smith Barney High Income Portfolio (11/99)                  2003        1.007           1.262                 908,907

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.371               1,093,263

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.245                 501,371


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.988                 690,701

   Strategic Equity Portfolio (11/99)                          2003        0.970           1.262                 127,144

   Travelers Managed Income Portfolio (11/99)                  2003        1.014           1.080                 790,555

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.966           1.192                  40,559

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.960           1.200                 127,413

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.975           1.359                 631,718

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)               2003        0.992           1.250                 168,572

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.986           1.339                 815,759



                           VINTAGE II SERIES II (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.786           1.019               1,180,761

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.803           0.973                 483,364

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.995           1.322               1,577,762

   Growth Fund - Class 2 Shares (11/99)                        2003        0.918           1.233               6,289,036

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.916           1.191               6,886,746

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.859           1.158                 907,594

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.842           1.035               1,608,369

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                  73,437

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.907           1.177               1,293,188

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.920           1.125               3,133,227

   Diversified Strategic Income Portfolio (11/99)              2003        1.041           1.142               1,747,167

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.870           1.091               2,036,010

   Fundamental Value Portfolio (12/99)                         2003        0.906           1.233               4,860,962


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.817           1.081                 160,435

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                  80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                 244,664

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                 316,447

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                   5,122

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045               1,039,141

   Total Return Portfolio - Administrative Class (5/01)        2003        1.074           1.107              14,489,686

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.919           1.160                 603,425

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.980           1.439               1,081,087

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.829           1.132               2,830,329

   Investors Fund - Class I (11/99)                            2003        0.856           1.112                 997,741

   Small Cap Growth Fund - Class I (11/99)                     2003        0.805           1.176               1,094,670

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.819           0.993                 237,783

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.861           1.135                 822,579

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.060           1.368               5,312,500
                                                               2002        1.000           1.060                 964,512

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.037           1.242               5,886,565
                                                               2002        1.000           1.037                 849,098

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.073           1.386                 374,914
                                                               2002        1.000           1.073                  74,562

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.068           1.353                 261,444
                                                               2002        1.000           1.068                  54,967


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.955           1.229               1,969,032

   Large Cap Portfolio (11/99)                                 2003        0.862           1.055                 794,841

   Lazard International Stock Portfolio (8/02)                 2003        0.843           1.064                 261,140

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.846           1.006                 172,694

   MFS Emerging Growth Portfolio (11/99)                       2003        0.787           0.997                 275,657

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.213                  22,941

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.901           1.144                 327,479

   MFS Total Return Portfolio (11/99)                          2003        1.005           1.150               9,375,765

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                 109,660

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.802           1.059               6,029,951

   Smith Barney High Income Portfolio (11/99)                  2003        0.985           1.234               2,202,057

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.872           1.264               2,146,063

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.979           1.247               1,440,600

   Smith Barney Money Market Portfolio (11/99)                 2003        0.995           0.983               7,405,805

   Strategic Equity Portfolio (11/99)                          2003        0.749           0.974                 875,861

   Travelers Managed Income Portfolio (11/99)                  2003        0.984           1.047               4,096,730

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.828           1.021                  65,519

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.752           0.940                 350,888

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.887           1.236                 793,268

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)               2003        0.995           1.254                 733,222

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.854           1.159               1,521,044


                           VINTAGE II SERIES II (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.245                  17,824

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.147                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.307                  43,010

   Growth Fund - Class 2 Shares (11/99)                        2003        0.961           1.289                 185,151

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.262                 203,537

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.969           1.305                  46,073

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.221                  30,032

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.443                   2,519

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.989           1.283                  26,793

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.977           1.194                 261,139

   Diversified Strategic Income Portfolio (11/99)              2003        1.010           1.108                  54,869

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.212                 332,454

   Fundamental Value Portfolio (12/99)                         2003        0.966           1.314                  85,334

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.300                  13,120

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.331                   5,427

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.240                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                   1,278

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                  23,588

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.043                 127,154

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.254                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.434                   3,685


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.310                      --

   Investors Fund - Class I (11/99)                            2003        0.959           1.245                   2,766

   Small Cap Growth Fund - Class I (11/99)                     2003        0.970           1.417                   5,028

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.167                  26,151

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.265                   6,191

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.250                 349,220
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.172                 420,318
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.243                 234,892
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.217                  85,326
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.958           1.234                  61,717

   Large Cap Portfolio (11/99)                                 2003        0.967           1.182                  13,798

   Lazard International Stock Portfolio (8/02)                 2003        1.001           1.263                  49,246

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.157                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.231                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.213                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.967           1.227                   8,288

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.127                 384,579

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                  21,033

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.951           1.255                 428,338

   Smith Barney High Income Portfolio (11/99)                  2003        1.007           1.260                  90,723

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.370                  26,255

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.244                  21,360


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.987                  21,211

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.261                   8,052

   Travelers Managed Income Portfolio (11/99)                  2003        1.014           1.079                      --

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.966           1.191                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.960           1.199                   4,866

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.975           1.358                  29,774

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        0.992           1.249                  15,585

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.986           1.338                  18,971


                           VINTAGE II SERIES II (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.245                  17,243

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.147                   4,728

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.306                      --

   Growth Fund - Class 2 Shares (11/99)                        2003        0.961           1.289                 233,269

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.261                 359,401

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.969           1.304                  47,809

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                  37,934

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.443                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.989           1.282                  45,162

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.977           1.193                 388,958

   Diversified Strategic Income Portfolio (11/99)              2003        1.010           1.107                 110,657

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.211                 105,766

   Fundamental Value Portfolio (12/99)                         2003        0.966           1.313                  21,353


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.299                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.331                  21,288

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.240                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                  29,801

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                  57,878

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                 151,979

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                  72,597

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                   8,360

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.309                  40,379

   Investors Fund - Class I (11/99)                            2003        0.959           1.244                   3,053

   Small Cap Growth Fund - Class I (11/99)                     2003        0.970           1.416                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.166                   8,935

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.264                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.249                 412,874
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.171               1,453,485
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.242                 100,626
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.216                  98,943
                                                               2002        1.000           0.962                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.958           1.233                  75,794

   Large Cap Portfolio (11/99)                                 2003        0.967           1.182                      --

   Lazard International Stock Portfolio (8/02)                 2003        1.001           1.263                  67,375

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.230                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                   6,531

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.967           1.226                  20,979

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.127                 291,870

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.951           1.254                  84,794

   Smith Barney High Income Portfolio (11/99)                  2003        1.007           1.260                  79,359

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.369                 105,885

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.243                  49,273

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.987                  91,329

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                   8,608

   Travelers Managed Income Portfolio (11/99)                  2003        1.014           1.078                 275,876

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.966           1.190                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.959           1.198                   5,118

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.357                  24,165

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        0.992           1.248                  18,611

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.986           1.337                  21,215


                           VINTAGE II SERIES II (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.785           1.016                 182,023

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.801           0.968                 394,719

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.993           1.316               1,046,278

   Growth Fund - Class 2 Shares (11/99)                        2003        0.916           1.227               2,615,035

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.914           1.186               4,287,113

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.857           1.153                 155,747

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.841           1.031                 406,480

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                  22,887

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.904           1.172                 503,783

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.918           1.120               1,269,264

   Diversified Strategic Income Portfolio (11/99)              2003        1.039           1.137                 641,867

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.867           1.086                 389,159

   Fundamental Value Portfolio (12/99)                         2003        0.904           1.227               1,862,138

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.815           1.076                  41,944

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                   4,618

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                 136,043

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.254                 241,207

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.043                 162,740

   Total Return Portfolio - Administrative Class (5/01)        2003        1.071           1.102               5,603,583

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.917           1.155                 262,993

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                 407,261


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.827           1.127                 867,910

   Investors Fund - Class I (11/99)                            2003        0.854           1.107                 636,125

   Small Cap Growth Fund - Class I (11/99)                     2003        0.802           1.171                 295,575

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.817           0.989                 111,489

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.859           1.130                  94,650

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.060           1.365               1,487,421
                                                               2002        1.000           1.060                 156,519

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.037           1.238               1,222,514
                                                               2002        1.000           1.037                 220,092

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.073           1.382                 269,336
                                                               2002        1.000           1.073                 155,053

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.068           1.349                  54,230
                                                               2002        1.000           1.068                  13,418

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.952           1.224                 607,249

   Large Cap Portfolio (11/99)                                 2003        0.860           1.050                 147,137

   Lazard International Stock Portfolio (8/02)                 2003        0.842           1.060                 377,074

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.844           1.002                 264,799

   MFS Emerging Growth Portfolio (11/99)                       2003        0.785           0.993                 185,305

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.899           1.139                 100,587

   MFS Total Return Portfolio (11/99)                          2003        1.002           1.144               2,969,160

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                     579

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.800           1.054               2,170,608

   Smith Barney High Income Portfolio (11/99)                  2003        0.983           1.228                 750,091

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.870           1.258                 566,137

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.976           1.241                 546,831


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Smith Barney Money Market Portfolio (11/99)                 2003        0.992           0.978               1,139,300

   Strategic Equity Portfolio (11/99)                          2003        0.747           0.970                 343,430

   Travelers Managed Income Portfolio (11/99)                  2003        0.981           1.042               1,082,482

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.826           1.016                 101,564

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.750           0.935                 194,819

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.885           1.231                  78,918

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        0.992           1.248                 287,237

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.853           1.155                 255,006


                           VINTAGE II SERIES II (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.120                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.187                  75,501

   Growth Fund - Class 2 Shares (11/99)                        2003        1.000           1.149                  87,646

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        1.000           1.147                  87,906

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        1.000           1.192                  72,821

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.117                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        1.000           1.175                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        1.000           1.119                      --

   Diversified Strategic Income Portfolio (11/99)              2003        1.000           1.057                      --

   Equity Index Portfolio - Class II Shares (11/99)            2003        1.000           1.130                      --

   Fundamental Value Portfolio (12/99)                         2003        1.000           1.169                   2,903


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.142                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.173                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.156                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                   4,700

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.024                  10,207

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.236                   1,436

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        1.000           1.170                      --

   Investors Fund - Class I (11/99)                            2003        1.000           1.147                      --

   Small Cap Growth Fund - Class I (11/99)                     2003        1.000           1.236                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.101                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.151                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.129                 120,387

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.089                   1,107

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.140                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.122                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        1.000           1.132                      --

   Large Cap Portfolio (11/99)                                 2003        1.000           1.123                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Lazard International Stock Portfolio (8/02)                 2003        1.000           1.158                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        1.000           1.090                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        1.000           1.105                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.127                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        1.000           1.136                      --

   MFS Total Return Portfolio (11/99)                          2003        1.000           1.078                  81,699

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                   2,406

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        1.000           1.136                      --

   Smith Barney High Income Portfolio (11/99)                  2003        1.000           1.101                   2,546

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.169                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.158                      --

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.994                      --

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.116                      --

   Travelers Managed Income Portfolio (11/99)                  2003        1.000           1.029                      --

   Van Kampen Enterprise Portfolio (11/99)                     2003        1.000           1.128                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        1.000           1.115                   2,893

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.234                   1,397

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        1.000           1.141                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        1.000           1.198                      --



                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio - Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund - Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                                VINTAGE 3 (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2003        0.780           0.956                 329,058
                                                               2002        1.142           0.780                 360,945
                                                               2001        1.000           1.142                  71,942

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.785           1.016                 182,023
                                                               2002        1.000           0.785                 102,137

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/01)                                             2003        0.801           0.968                 394,719
                                                               2002        1.182           0.801                 422,138
                                                               2001        1.000           1.182                 170,836

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (10/01)                 2003        0.993           1.316               1,046,278
                                                               2002        1.187           0.993               1,010,551
                                                               2001        1.000           1.187                 198,467

   Growth Fund - Class 2 Shares (10/01)                        2003        0.916           1.227               2,615,035
                                                               2002        1.237           0.916               1,878,262
                                                               2001        1.000           1.237                 983,277

   Growth-Income Fund - Class 2 Shares (10/01)                 2003        0.914           1.186               4,287,113
                                                               2002        1.143           0.914               3,413,144
                                                               2001        1.000           1.143                 514,638

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (10/01)            2003        0.857           1.153                 155,747
                                                               2002        1.227           0.857                 175,953
                                                               2001        1.000           1.227                   1,300

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.841           1.031                 406,480
                                                               2002        1.000           0.841                 111,997
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                  22,887

   Templeton Foreign Securities Fund - Class 2
   Shares (11/01)                                              2003        0.904           1.172                 503,783
                                                               2002        1.134           0.904                 319,815
                                                               2001        1.000           1.134                  47,591

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)                              2003        0.918           1.120               1,269,264
                                                               2002        1.136           0.918                 996,324
                                                               2001        1.000           1.136                 237,326

   Diversified Strategic Income Portfolio (10/01)              2003        1.039           1.137                 641,867
                                                               2002        1.011           1.039                 308,520
                                                               2001        1.000           1.011                  32,007


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Equity Index Portfolio - Class II Shares (10/01)            2003        0.867           1.086                 389,159
                                                               2002        1.141           0.867                 162,856
                                                               2001        1.000           1.141                      --

   Fundamental Value Portfolio (10/01)                         2003        0.904           1.227               1,862,138
                                                               2002        1.172           0.904               1,831,590
                                                               2001        1.000           1.172                 423,086

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (11/01)           2003        0.815           1.076                  41,944
                                                               2002        1.158           0.815                  38,099
                                                               2001        1.000           1.158                  28,104

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                   4,618

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                 136,043

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.254                 241,207

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.043                 162,740

   Total Return Portfolio - Administrative Class (10/01)       2003        1.071           1.102               5,603,583
                                                               2002        1.002           1.071               4,649,600
                                                               2001        1.000           1.002                 359,558

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2003        0.850           1.100                 172,684
                                                               2002        1.233           0.850                  67,678
                                                               2001        1.000           1.233                      --

   Putnam VT International Equity Fund - Class IB
   Shares (10/01)                                              2003        0.917           1.155                 262,993
                                                               2002        1.137           0.917                 209,372
                                                               2001        1.000           1.137                   4,558

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2003        0.977           1.433                 407,261
                                                               2002        1.220           0.977                 286,310
                                                               2001        1.000           1.220                  98,292

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2003        0.827           1.127                 867,910
                                                               2002        1.127           0.827                 838,091
                                                               2001        1.000           1.127                  74,887

   Investors Fund - Class I (10/01)                            2003        0.854           1.107                 636,125
                                                               2002        1.133           0.854                 526,307
                                                               2001        1.000           1.133                  14,994


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Small Cap Growth Fund - Class I (11/01)                     2003        0.802           1.171                 295,575
                                                               2002        1.255           0.802                 244,170
                                                               2001        1.000           1.255                  22,533

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (10/01)               2003        0.817           0.989                 111,489
                                                               2002        1.127           0.817                  40,123
                                                               2001        1.000           1.127                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (12/01)                                           2003        0.859           1.130                  94,650
                                                               2002        1.197           0.859                  85,309
                                                               2001        1.000           1.197                     917

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.060           1.365               1,487,421
                                                               2002        1.000           1.060                 156,519

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.037           1.238               1,222,514
                                                               2002        1.000           1.037                 220,092

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.073           1.382                 269,336
                                                               2002        1.000           1.073                 155,053

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.068           1.349                  54,230
                                                               2002        1.000           1.068                  13,418

The Travelers Series Trust
   Equity Income Portfolio (11/01)                             2003        0.952           1.224                 607,249
                                                               2002        1.129           0.952                 397,607
                                                               2001        1.000           1.129                  10,873

   Large Cap Portfolio (10/01)                                 2003        0.860           1.050                 147,137
                                                               2002        1.137           0.860                  95,934
                                                               2001        1.000           1.137                   8,222

   Lazard International Stock Portfolio (8/02)                 2003        0.842           1.060                 377,074

   Merrill Lynch Large Cap Core Portfolio (12/01)              2003        0.844           1.002                 264,799
                                                               2002        1.151           0.844                 226,138
                                                               2001        1.000           1.151                  20,414

   MFS Emerging Growth Portfolio (11/01)                       2003        0.785           0.993                 185,305
                                                               2002        1.218           0.785                 322,036
                                                               2001        1.000           1.218                  25,458

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)                  2003        0.899           1.139                 100,587
                                                               2002        1.206           0.899                  99,352
                                                               2001        1.000           1.206                  12,840


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   MFS Total Return Portfolio (10/01)                          2003        1.002           1.144               2,969,160
                                                               2002        1.080           1.002               2,625,598
                                                               2001        1.000           1.080                 476,441

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                     579

   Smith Barney Aggressive Growth Portfolio (10/01)            2003        0.800           1.054               2,170,608
                                                               2002        1.212           0.800               2,025,793
                                                               2001        1.000           1.212                 522,726

   Smith Barney High Income Portfolio (10/01)                  2003        0.983           1.228                 750,091
                                                               2002        1.037           0.983                 446,090
                                                               2001        1.000           1.037                  29,916

   Smith Barney International All Cap Growth
   Portfolio (11/01)                                           2003        0.850           1.062                  12,092
                                                               2002        1.168           0.850                   6,583
                                                               2001        1.000           1.168                   1,076

   Smith Barney Large Cap Value Portfolio (11/01)              2003        0.804           1.005                 357,237
                                                               2002        1.101           0.804                 435,549
                                                               2001        1.000           1.101                 171,941

   Smith Barney Large Capitalization Growth
   Portfolio (10/01)                                           2003        0.870           1.258                 566,137
                                                               2002        1.181           0.870                 518,804
                                                               2001        1.000           1.181                  61,317

   Smith Barney Mid Cap Core Portfolio (10/01)                 2003        0.976           1.241                 546,831
                                                               2002        1.232           0.976                 485,483
                                                               2001        1.000           1.232                  97,391

   Smith Barney Money Market Portfolio (10/01)                 2003        0.992           0.978               1,139,300
                                                               2002        1.000           0.992               1,669,540
                                                               2001        1.000           1.000                 207,523

   Strategic Equity Portfolio (11/01)                          2003        0.747           0.970                 343,430
                                                               2002        1.148           0.747                 286,272
                                                               2001        1.000           1.148                  85,438

   Travelers Managed Income Portfolio (10/01)                  2003        0.981           1.042               1,082,482
                                                               2002        0.980           0.981                 969,658
                                                               2001        1.000           0.980                 126,164

   Van Kampen Enterprise Portfolio (11/01)                     2003        0.826           1.016                 101,564
                                                               2002        1.193           0.826                 105,425
                                                               2001        1.000           1.193                  46,933

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (10/01)          2003        0.750           0.935                 194,819
                                                               2002        1.134           0.750                 156,956
                                                               2001        1.000           1.134                  69,805

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (11/01)                                           2003        0.885           1.231                  78,918
                                                               2002        1.215           0.885                  77,835
                                                               2001        1.000           1.215                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (10/01)              2003        0.992           1.248                 287,237
                                                               2002        1.118           0.992                 223,681
                                                               2001        1.000           1.118                  74,817

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.853           1.155                 255,006
                                                               2002        1.000           0.853                 148,547


                                VINTAGE 3 (TLAC)

                          SEPARATE ACCOUNT CHARGES 2.25

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2003        0.963           1.178                  26,411

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.241                 854,793

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/01)                                             2003        0.948           1.143                 168,663

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (10/01)                 2003        0.984           1.302               2,711,712

   Growth Fund - Class 2 Shares (10/01)                        2003        0.960           1.285              10,866,088

   Growth-Income Fund - Class 2 Shares (10/01)                 2003        0.971           1.257              13,557,952

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (10/01)            2003        0.969           1.300               2,045,532

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.217               3,312,164

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.440                 368,517

   Templeton Foreign Securities Fund - Class 2
   Shares (11/01)                                              2003        0.989           1.278               2,193,501

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)                              2003        0.977           1.190               3,761,358

   Diversified Strategic Income Portfolio (10/01)              2003        1.010           1.103               2,322,848

   Equity Index Portfolio - Class II Shares (10/01)            2003        0.967           1.208               2,335,616

   Fundamental Value Portfolio (10/01)                         2003        0.966           1.309               5,155,503

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (11/01)           2003        0.983           1.295                 210,735

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.328                 316,143


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.237               2,342,808

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.252               1,952,789

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                  14,159

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                  10,036

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.042               2,203,110

   Total Return Portfolio - Administrative Class (10/01)       2003        1.012           1.039              11,776,640

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2003        0.958           1.237                   4,520

   Putnam VT International Equity Fund - Class IB
   Shares (10/01)                                              2003        0.994           1.249                 639,013

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2003        0.977           1.429                 798,826

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2003        0.960           1.305               1,724,848

   Investors Fund - Class I (10/01)                            2003        0.958           1.240               1,330,720

   Small Cap Growth Fund - Class I (11/01)                     2003        0.970           1.412                 943,187

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (10/01)               2003        0.963           1.163                 803,964

   Smith Barney Premier Selections All Cap Growth
   Portfolio (12/01)                                           2003        0.960           1.260                 343,672

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.245              27,451,413
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.168              21,544,810
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.962           1.238               2,247,747
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.961           1.213               2,004,819
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (11/01)                             2003        0.958           1.229               2,689,774

   Large Cap Portfolio (10/01)                                 2003        0.966           1.178                 533,101


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Lazard International Stock Portfolio (8/02)                 2003        1.001           1.259                 577,731

   Merrill Lynch Large Cap Core Portfolio (12/01)              2003        0.973           1.153                 231,169

   MFS Emerging Growth Portfolio (11/01)                       2003        0.971           1.226                 262,977

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.210                 181,376

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)                  2003        0.967           1.222                 259,207

   MFS Total Return Portfolio (10/01)                          2003        0.986           1.123               8,894,291

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                 143,635

   Smith Barney Aggressive Growth Portfolio (10/01)            2003        0.951           1.250               8,499,681

   Smith Barney High Income Portfolio (10/01)                  2003        1.007           1.256               6,592,357

   Smith Barney International All Cap Growth
   Portfolio (11/01)                                           2003        0.986           1.228                  94,348

   Smith Barney Large Cap Value Portfolio (11/01)              2003        0.969           1.209                 190,901

   Smith Barney Large Capitalization Growth
   Portfolio (10/01)                                           2003        0.946           1.365               5,833,245

   Smith Barney Mid Cap Core Portfolio (10/01)                 2003        0.977           1.239               1,359,130

   Smith Barney Money Market Portfolio (10/01)                 2003        0.999           0.984               1,823,049

   Strategic Equity Portfolio (11/01)                          2003        0.969           1.256                 432,677

   Travelers Managed Income Portfolio (10/01)                  2003        1.014           1.075               3,045,120

   Van Kampen Enterprise Portfolio (11/01)                     2003        0.966           1.186                 100,752

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (10/01)          2003        0.959           1.195                 456,247

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (11/01)                                           2003        0.974           1.353               1,932,845

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (10/01)              2003        0.991           1.244               1,545,964

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.986           1.333               1,911,507



                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio - Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund - Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund - Series I is no longer AIM available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Shares is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio is no longer available to new contract owners.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                          PORTFOLIO ARCHITECT 3 (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2003        0.775           0.949                  47,448
                                                               2002        1.000           0.775                  13,963

   Money Market Portfolio (5/02)                               2003        0.995           0.982                 486,707
                                                               2002        1.000           0.995                 187,176

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2003        0.780           0.956                 329,058
                                                               2002        1.142           0.780                 360,945
                                                               2001        1.000           1.142                  71,942

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/01)                                             2003        0.801           0.968                 394,719
                                                               2002        1.182           0.801                 422,138
                                                               2001        1.000           1.182                 170,836

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.993           1.316               1,046,278

   Growth Fund - Class 2 Shares (11/99)                        2003        0.916           1.227               2,615,035

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.914           1.186               4,287,113

Credit Suisse Trust
   Emerging Markets Portfolio (6/02)                           2003        0.799           1.119                   3,768
                                                               2002        1.000           0.799                   3,768

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2003        0.952           1.250                 324,500
                                                               2002        1.000           0.952                 254,096

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/02)                                               2003        0.798           0.948                  48,092
                                                               2002        1.000           0.798                      --

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2003        0.751           0.969                  87,565
                                                               2002        1.000           0.751                  30,660

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.841           1.031                 406,480
                                                               2002        1.000           0.841                 111,997

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                  22,887

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2003        0.788           1.020                  27,006
                                                               2002        1.000           0.788                  17,719


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (10/01)            2003        0.867           1.086                 389,159
                                                               2002        1.141           0.867                 162,856
                                                               2001        1.000           1.141                      --

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (1/00)                                               2003        0.754           1.035                   5,467
                                                               2002        1.000           0.754                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2003        0.797           1.016                   2,931
                                                               2002        1.000           0.797                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2003        0.911           1.015                  12,720
                                                               2002        1.000           0.911                   4,844

   Global Life Sciences Portfolio - Service Shares (9/02)      2003        0.733           0.907                      --
                                                               2002        1.000           0.733                      --

   Global Technology Portfolio - Service Shares (8/02)         2003        0.623           0.894                  36,011
                                                               2002        1.000           0.623                      --

   Worldwide Growth Portfolio - Service Shares (8/02)          2003        0.738           0.894                  17,668
                                                               2002        1.000           0.738                  17,318

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                   4,618

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                 136,043

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.254                 241,207

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.043                 162,740

   Total Return Portfolio - Administrative Class (10/01)       2003        1.071           1.102               5,603,583
                                                               2002        1.002           1.071               4,649,600
                                                               2001        1.000           1.002                 359,558

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2003        0.850           1.100                 172,684
                                                               2002        1.233           0.850                  67,678
                                                               2001        1.000           1.233                      --

   Putnam VT International Equity Fund - Class IB
   Shares (10/01)                                              2003        0.917           1.155                 262,993
                                                               2002        1.137           0.917                 209,372
                                                               2001        1.000           1.137                   4,558

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2003        0.977           1.433                 407,261
                                                               2002        1.220           0.977                 286,310
                                                               2001        1.000           1.220                  98,292


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2003        0.827           1.127                 867,910
                                                               2002        1.127           0.827                 838,091
                                                               2001        1.000           1.127                  74,887

   Investors Fund - Class I (10/01)                            2003        0.854           1.107                 636,125
                                                               2002        1.133           0.854                 526,307
                                                               2001        1.000           1.133                  14,994

   Large Cap Growth Fund - Class I (9/02)                      2003        0.797           1.128                  24,323
                                                               2002        1.000           0.797                   4,749

   Small Cap Growth Fund - Class I (11/01)                     2003        0.802           1.171                 295,575
                                                               2002        1.255           0.802                 244,170
                                                               2001        1.000           1.255                  22,533

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2003        0.935           1.156                 108,925
                                                               2002        1.000           0.935                  26,056

   Disciplined Mid Cap Stock Portfolio (6/02)                  2003        0.792           1.038                 112,878
                                                               2002        1.000           0.792                  53,735

   Equity Income Portfolio (11/01)                             2003        0.952           1.224                 607,249
                                                               2002        1.129           0.952                 397,607
                                                               2001        1.000           1.129                  10,873

   Federated High Yield Portfolio (8/02)                       2003        0.990           1.187                 218,017
                                                               2002        1.000           0.990                  87,108

   Federated Stock Portfolio (9/02)                            2003        0.781           0.977                     553
                                                               2002        1.000           0.781                      --

   Large Cap Portfolio (10/01)                                 2003        0.860           1.050                 147,137
                                                               2002        1.137           0.860                  95,934
                                                               2001        1.000           1.137                   8,222

   Lazard International Stock Portfolio (8/02)                 2003        0.842           1.060                 377,074
                                                               2002        1.000           0.842                  10,138

   Merrill Lynch Large Cap Core Portfolio (12/01)              2003        0.844           1.002                 264,799
                                                               2002        1.151           0.844                 226,138
                                                               2001        1.000           1.151                  20,414

   MFS Emerging Growth Portfolio (11/01)                       2003        0.785           0.993                 185,305
                                                               2002        1.218           0.785                 322,036
                                                               2001        1.000           1.218                  25,458

   MFS Mid Cap Growth Portfolio (6/02)                         2003        0.548           0.736                  29,675
                                                               2002        1.000           0.548                   4,683

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                      --

   Travelers Quality Bond Portfolio (6/02)                     2003        1.054           1.104                  74,097
                                                               2002        1.000           1.054                  20,923


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)                  2003        0.899           1.139                 100,587
                                                               2002        1.206           0.899                  99,352
                                                               2001        1.000           1.206                  12,840

   MFS Total Return Portfolio (10/01)                          2003        1.002           1.144               2,969,160
                                                               2002        1.080           1.002               2,625,598
                                                               2001        1.000           1.080                 476,441

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                     579

   Strategic Equity Portfolio (11/01)                          2003        0.747           0.970                 343,430
                                                               2002        1.148           0.747                 286,272
                                                               2001        1.000           1.148                  85,438

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2003        0.764           0.979                 277,386
                                                               2002        1.000           0.764                  94,785

   Enterprise Portfolio - Class II Shares (7/02)               2003        0.722           0.889                     899
                                                               2002        1.000           0.722                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (6/02)             2003        0.865           1.087                 167,866
                                                               2002        1.000           0.865                  98,257

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2003        0.862           1.055                      --
                                                               2002        1.000           0.862                      --

   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.853           1.155                 255,006
                                                               2002        1.000           0.853                 148,547


                          PORTFOLIO ARCHITECT 3 (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2003        0.968           1.183                  62,961

   Money Market Portfolio (5/02)                               2003        0.999           0.985                 536,126

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2003        0.963           1.178                  26,411

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/01)                                             2003        0.948           1.143                 168,663

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.302               2,711,712

   Growth Fund - Class 2 Shares (11/99)                        2003        0.960           1.285              10,866,088


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.257              13,557,952

Credit Suisse Trust
   Emerging Markets Portfolio (6/02)                           2003        0.981           1.372                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2003        1.005           1.317                 376,157

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/02)                                               2003        0.971           1.150                 136,435

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2003        0.976           1.257                 230,557

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.217               3,312,164

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.440                 368,517

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2003        0.976           1.262                  87,223

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (10/01)            2003        0.967           1.208               2,335,616

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (1/00)                                               2003        0.949           1.300                 214,408

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2003        0.967           1.231                  33,306

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2003        0.994           1.105                 675,884

   Global Life Sciences Portfolio - Service Shares (9/02)      2003        0.988           1.219                  34,672

   Global Technology Portfolio - Service Shares (8/02)         2003        0.944           1.352                  31,662

   Worldwide Growth Portfolio - Service Shares (8/02)          2003        0.980           1.185                 190,179

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.328                 316,143

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.237               2,342,808

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.252               1,952,789

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                  14,159

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                  10,036

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.042               2,203,110


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (10/01)       2003        1.012           1.039              11,776,640

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2003        0.958           1.237                   4,520

   Putnam VT International Equity Fund - Class IB
   Shares (10/01)                                              2003        0.994           1.249                 639,013

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2003        0.977           1.429                 798,826

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2003        0.960           1.305               1,724,848

   Investors Fund - Class I (10/01)                            2003        0.958           1.240               1,330,720

   Large Cap Growth Fund - Class I (9/02)                      2003        0.961           1.358                  45,068

   Small Cap Growth Fund - Class I (11/01)                     2003        0.970           1.412                 943,187

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2003        0.995           1.229                 509,953

   Disciplined Mid Cap Stock Portfolio (6/02)                  2003        0.977           1.278                 155,088

   Equity Income Portfolio (11/01)                             2003        0.958           1.229               2,689,774

   Federated High Yield Portfolio (8/02)                       2003        1.003           1.201                 390,190

   Federated Stock Portfolio (9/02)                            2003        0.978           1.220                  12,504

   Large Cap Portfolio (10/01)                                 2003        0.966           1.178                 533,101

   Lazard International Stock Portfolio (8/02)                 2003        1.001           1.259                 577,731

   Merrill Lynch Large Cap Core Portfolio (12/01)              2003        0.973           1.153                 231,169

   MFS Emerging Growth Portfolio (11/01)                       2003        0.971           1.226                 262,977

   MFS Mid Cap Growth Portfolio (6/02)                         2003        0.974           1.305                 225,887

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.210                 181,376

   Travelers Quality Bond Portfolio (6/02)                     2003        1.014           1.061                 399,571

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)                  2003        0.967           1.222                 259,207

   MFS Total Return Portfolio (10/01)                          2003        0.986           1.123               8,894,291

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                 143,635

   Strategic Equity Portfolio (11/01)                          2003        0.969           1.256                 432,677

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2003        0.974           1.246                 914,064

   Enterprise Portfolio - Class II Shares (7/02)               2003        0.966           1.187                  13,154


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (6/02)             2003        0.991           1.242                 597,035

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2003        0.953           1.164                  24,304

   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.986           1.333               1,911,507



                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund - Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio - Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio - Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio - Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio - Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

AIM Variable Insurance Funds: AIM V.I Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Shares is no longer available to new contract owners.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum separate account charge are contained in the Prospectus.

                          PORTFOLIO ARCHITECT L (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2003        0.777           0.952                 276,632

   Money Market Portfolio (5/02)                               2003        0.996           0.986                 855,860

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.803           0.973                 483,364

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.995           1.322               1,577,762

   Growth Fund - Class 2 Shares (11/99)                        2003        0.918           1.233               6,289,036

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.916           1.191               6,886,746

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2003        0.953           1.255                 420,706

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/02)                                               2003        0.799           0.951                 229,583

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2003        0.752           0.972                 795,333

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.842           1.035               1,608,369

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                  73,437

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2003        0.789           1.024                 314,762

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2003        0.870           1.091               2,036,010

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (10/02)                                              2003        0.755           1.039                  48,254

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2003        0.798           1.019                  31,671

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2003        0.912           1.018                 226,801

   Global Life Sciences Portfolio - Service Shares (9/02)      2003        0.734           0.910                  12,999

   Global Technology Portfolio - Service Shares (8/02)         2003        0.624           0.897                 111,827

   Worldwide Growth Portfolio - Service Shares (8/02)          2003        0.739           0.898                  71,689


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                  80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                 244,664

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                 316,447

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                   5,122

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045               1,039,141

   Total Return Portfolio - Administrative Class (5/01)        2003        1.074           1.107              14,489,686

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.919           1.160                 603,425

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.980           1.439               1,081,087

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.829           1.132               2,830,329

   Investors Fund - Class I (11/99)                            2003        0.856           1.112                 997,741

   Large Cap Growth Fund - Class I (9/02)                      2003        0.798           1.132                  90,125

   Small Cap Growth Fund - Class I (11/99)                     2003        0.805           1.176               1,094,670

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2003        0.936           1.160                 639,427

   Disciplined Mid Cap Stock Portfolio (6/02)                  2003        0.793           1.042                 313,401

   Equity Income Portfolio (11/99)                             2003        0.955           1.229               1,969,032

   Federated High Yield Portfolio (8/02)                       2003        0.991           1.191                 960,744

   Federated Stock Portfolio (9/02)                            2003        0.782           0.980                  84,271

   Large Cap Portfolio (11/99)                                 2003        0.862           1.055                 794,841

   Lazard International Stock Portfolio (8/02)                 2003        0.843           1.064                 261,140

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.846           1.006                 172,694

   MFS Emerging Growth Portfolio (11/99)                       2003        0.787           0.997                 275,657

   MFS Mid Cap Growth Portfolio (6/02)                         2003        0.549           0.738                 783,843

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.213                  22,941

   Travelers Quality Bond Portfolio (6/02)                     2003        1.055           1.108               1,212,574


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.901           1.144                 327,479

   MFS Total Return Portfolio (11/99)                          2003        1.005           1.150               9,375,765

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                 109,660

   Strategic Equity Portfolio (11/99)                          2003        0.749           0.974                 875,861

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2003        0.766           0.983               1,094,511

   Enterprise Portfolio - Class II Shares (7/02)               2003        0.723           0.893                  71,388

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (6/02)              2003        0.867           1.091                 530,106

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2003        0.863           1.059                 189,423

   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.854           1.159               1,521,044


                          PORTFOLIO ARCHITECT L (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2003        0.968           1.186                      --

   Money Market Portfolio (5/02)                               2003        1.000           0.988                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.147                   4,728

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.306                      --

   Growth Fund - Class 2 Shares (11/99)                        2003        0.961           1.289                 233,269

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.261                 359,401

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2003        1.005           1.321                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/02)                                               2003        0.971           1.154                      --

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2003        0.976           1.261                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                  37,934

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.443                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2003        0.976           1.265                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.211                 105,766

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (10/02)                                              2003        0.949           1.304                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2003        0.967           1.235                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2003        0.994           1.109                      --

   Global Life Sciences Portfolio - Service Shares (9/02)      2003        0.988           1.223                      --

   Global Technology Portfolio - Service Shares (8/02)         2003        0.944           1.357                      --

   Worldwide Growth Portfolio - Service Shares (8/02)          2003        0.980           1.188                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.331                  21,288

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.240                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                  29,801

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                  57,878

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                 151,979

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                  72,597

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                   8,360

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.309                  40,379

   Investors Fund - Class I (11/99)                            2003        0.959           1.244                   3,053

   Large Cap Growth Fund - Class I (9/02)                      2003        0.961           1.362                      --

   Small Cap Growth Fund - Class I (11/99)                     2003        0.970           1.416                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2003        0.996           1.233                      --

   Disciplined Mid Cap Stock Portfolio (6/02)                  2003        0.977           1.282                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Equity Income Portfolio (11/99)                             2003        0.958           1.233                  75,794

   Federated High Yield Portfolio (8/02)                       2003        1.003           1.205                      --

   Federated Stock Portfolio (9/02)                            2003        0.978           1.224                      --

   Large Cap Portfolio (11/99)                                 2003        0.967           1.182                      --

   Lazard International Stock Portfolio (8/02)                 2003        1.001           1.263                  67,375

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.230                      --

   MFS Mid Cap Growth Portfolio (6/02)                         2003        0.974           1.309                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                   6,531

   Travelers Quality Bond Portfolio (6/02)                     2003        1.014           1.064                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.967           1.226                  20,979

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.127                 291,870
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                   8,608

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2003        0.974           1.250                      --

   Enterprise Portfolio - Class II Shares (7/02)               2003        0.966           1.191                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (6/02)             2003        0.991           1.246                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2003        0.953           1.168                      --

   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.986           1.337                  21,215




                          PORTFOLIO ARCHITECT L (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2003        0.775           0.949                  47,448

   Money Market Portfolio (5/02)                               2003        0.995           0.982                 486,707

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.801           0.968                 394,719


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.993           1.316               1,046,278

   Growth Fund - Class 2 Shares (11/99)                        2003        0.916           1.227               2,615,035

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.914           1.186               4,287,113

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2003        0.952           1.250                 324,500

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/02)                                               2003        0.798           0.948                  48,092

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2003        0.751           0.969                  87,565

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.841           1.031                 406,480

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                  22,887

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2003        0.788           1.020                  27,006

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2003        0.867           1.086                 389,159

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (10/02)                                              2003        0.754           1.035                   5,467

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2003        0.797           1.016                   2,931


Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2003        0.911           1.015                  12,720

   Global Life Sciences Portfolio - Service Shares (9/02)      2003        0.733           0.907                      --

   Global Technology Portfolio - Service Shares (8/02)         2003        0.623           0.894                  36,011

   Worldwide Growth Portfolio - Service Shares (8/02)          2003        0.738           0.894                  17,668

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                   4,618

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                 136,043

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.254                 241,207

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.043                 162,740

   Total Return Portfolio - Administrative Class (5/01)        2003        1.071           1.102               5,603,583


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.917           1.155                 262,993

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                 407,261

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.827           1.127                 867,910

   Investors Fund - Class I (11/99)                            2003        0.854           1.107                 636,125

   Large Cap Growth Fund - Class I (9/02)                      2003        0.797           1.128                  24,323

   Small Cap Growth Fund - Class I (11/99)                     2003        0.802           1.171                 295,575

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2003        0.935           1.156                 108,925

   Disciplined Mid Cap Stock Portfolio (6/02)                  2003        0.792           1.038                 112,878

   Equity Income Portfolio (11/99)                             2003        0.952           1.224                 607,249

   Federated High Yield Portfolio (8/02)                       2003        0.990           1.187                 218,017

   Federated Stock Portfolio (9/02)                            2003        0.781           0.977                     553

   Large Cap Portfolio (11/99)                                 2003        0.860           1.050                 147,137

   Lazard International Stock Portfolio (8/02)                 2003        0.842           1.060                 377,074

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.844           1.002                 264,799

   MFS Emerging Growth Portfolio (11/99)                       2003        0.785           0.993                 185,305

   MFS Mid Cap Growth Portfolio (6/02)                         2003        0.548           0.736                  29,675

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                      --

   Travelers Quality Bond Portfolio (6/02)                     2003        1.054           1.104                  74,097

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.899           1.139                 100,587

   MFS Total Return Portfolio (11/99)                          2003        1.002           1.144               2,969,160

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                     579

   Strategic Equity Portfolio (11/99)                          2003        0.747           0.970                 343,430

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2003        0.764           0.979                 277,386

   Enterprise Portfolio - Class II Shares (7/02)               2003        0.722           0.889                     899

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (6/02)             2003        0.865           1.087                 167,866

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2003        0.862           1.055                      --

   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.853           1.155                 255,006


                          PORTFOLIO ARCHITECT L (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2003        0.968           1.184                      --

   Money Market Portfolio (5/02)                               2003        0.999           0.986                 477,541

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.144                   1,664

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.303                  36,452

   Growth Fund - Class 2 Shares (11/99)                        2003        0.960           1.286                  70,233

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.259                 144,983

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2003        1.005           1.319                   4,827

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/02)                                               2003        0.971           1.151                   1,366

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2003        0.976           1.258                  17,946

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.218                  60,706

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.441                   7,709

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2003        0.976           1.263                  41,590

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.209                  48,170

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (10/02)                                              2003        0.949           1.302                  21,834

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2003        0.967           1.232                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2003        0.994           1.106                   2,886

   Global Life Sciences Portfolio - Service Shares (9/02)      2003        0.988           1.221                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Global Technology Portfolio - Service Shares (8/02)         2003        0.944           1.354                      --

   Worldwide Growth Portfolio - Service Shares (8/02)          2003        0.980           1.186                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.329                  13,380

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.238                  18,755

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.253                  30,096

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.043                   6,497

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.040                  52,717

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.251                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.431                  11,692

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.306                   2,066

   Investors Fund - Class I (11/99)                            2003        0.958           1.241                   2,898

   Large Cap Growth Fund - Class I (9/02)                      2003        0.961           1.359                     758

   Small Cap Growth Fund - Class I (11/99)                     2003        0.970           1.413                  14,928

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2003        0.995           1.230                   5,021

   Disciplined Mid Cap Stock Portfolio (6/02)                  2003        0.977           1.279                  17,863

   Equity Income Portfolio (11/99)                             2003        0.958           1.230                      --

   Federated High Yield Portfolio (8/02)                       2003        1.003           1.202                  44,036

   Federated Stock Portfolio (9/02)                            2003        0.978           1.221                      --

   Large Cap Portfolio (11/99)                                 2003        0.967           1.179                   2,446

   Lazard International Stock Portfolio (8/02)                 2003        1.001           1.260                   8,954

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.154                   6,398

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.227                      --

   MFS Mid Cap Growth Portfolio (6/02)                         2003        0.974           1.306                   6,590


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.211                      --

   Travelers Quality Bond Portfolio (6/02)                     2003        1.014           1.062                  22,079

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.967           1.224                  11,023

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.124                 129,554

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                  18,897

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.258                  18,537

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2003        0.974           1.247                   6,856

   Enterprise Portfolio - Class II Shares (7/02)               2003        0.966           1.188                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (6/02)             2003        0.991           1.243                  36,351

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2003        0.953           1.166                      --

   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.986           1.334                  43,499


                          PORTFOLIO ARCHITECT L (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2003        0.968           1.183                  62,961

   Money Market Portfolio (5/02)                               2003        0.999           0.985                 536,126

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.143                 168,663

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.302               2,711,712

   Growth Fund - Class 2 Shares (11/99)                        2003        0.960           1.285              10,866,088

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.257              13,557,952

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2003        1.005           1.317                 376,157

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/02)                                               2003        0.971           1.150                 136,435

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2003        0.976           1.257                 230,557

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.217               3,312,164


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.440                 368,517

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2003        0.976           1.262                  87,223

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.208               2,335,616

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (10/02)                                              2003        0.949           1.300                 214,408

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2003        0.967           1.231                  33,306

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2003        0.994           1.105                 675,884

   Global Life Sciences Portfolio - Service Shares (9/02)      2003        0.988           1.219                  34,672

   Global Technology Portfolio - Service Shares (8/02)         2003        0.944           1.352                  31,662

   Worldwide Growth Portfolio - Service Shares (8/02)          2003        0.980           1.185                 190,179

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.328                 316,143

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.237               2,342,808

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.252               1,952,789

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                  14,159

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                  10,036

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.042               2,203,110

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.039              11,776,640

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.249                 639,013

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.429                 798,826

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.305               1,724,848

   Investors Fund - Class I (11/99)                            2003        0.958           1.240               1,330,720

   Large Cap Growth Fund - Class I (9/02)                      2003        0.961           1.358                  45,068

   Small Cap Growth Fund - Class I (11/99)                     2003        0.970           1.412                 943,187


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2003        0.995           1.229                 509,953

   Disciplined Mid Cap Stock Portfolio (6/02)                  2003        0.977           1.278                 155,088

   Equity Income Portfolio (11/99)                             2003        0.958           1.229               2,689,774

   Federated High Yield Portfolio (8/02)                       2003        1.003           1.201                 390,190

   Federated Stock Portfolio (9/02)                            2003        0.978           1.220                  12,504

   Large Cap Portfolio (11/99)                                 2003        0.966           1.178                 533,101

   Lazard International Stock Portfolio (8/02)                 2003        1.001           1.259                 577,731

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.153                 231,169

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.226                 262,977

   MFS Mid Cap Growth Portfolio (6/02)                         2003        0.974           1.305                 225,887

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.210                 181,376

   Travelers Quality Bond Portfolio (6/02)                     2003        1.014           1.061                 399,571

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.967           1.222                 259,207

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.123               8,894,291

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                 143,635

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.256                 432,677

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2003        0.974           1.246                 914,064

   Enterprise Portfolio - Class II Shares (7/02)               2003        0.966           1.187                  13,154

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (6/02)             2003        0.991           1.242                 597,035

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2003        0.953           1.164                  24,304

   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.986           1.333               1,911,507


                          PORTFOLIO ARCHITECT L (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2003        1.000           1.143                      --

   Money Market Portfolio (5/02)                               2003        1.000           0.993                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.186                      --

   Growth Fund - Class 2 Shares (11/99)                        2003        1.000           1.148                      --

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        1.000           1.145                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2003        1.000           1.142                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/02)                                               2003        1.000           1.111                      --

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2003        1.000           1.147                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.116                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.261                      --

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2003        1.000           1.160                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2003        1.000           1.129                      --

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (10/02)                                              2003        1.000           1.144                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2003        1.000           1.124                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2003        1.000           1.075                      --

   Global Life Sciences Portfolio - Service Shares (9/02)      2003        1.000           1.116                      --

   Global Technology Portfolio - Service Shares (8/02)         2003        1.000           1.198                      --

   Worldwide Growth Portfolio - Service Shares (8/02)          2003        1.000           1.140                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.139                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.155                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.066                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                      --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.023                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.235                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        1.000           1.169                      --

   Investors Fund - Class I (11/99)                            2003        1.000           1.146                      --

   Large Cap Growth Fund - Class I (9/02)                      2003        1.000           1.161                      --

   Small Cap Growth Fund - Class I (11/99)                     2003        1.000           1.235                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2003        1.000           1.102                      --

   Disciplined Mid Cap Stock Portfolio (6/02)                  2003        1.000           1.171                      --

   Equity Income Portfolio (11/99)                             2003        1.000           1.131                      --

   Federated High Yield Portfolio (8/02)                       2003        1.000           1.090                      --

   Federated Stock Portfolio (9/02)                            2003        1.000           1.145                      --

   Large Cap Portfolio (11/99)                                 2003        1.000           1.122                      --

   Lazard International Stock Portfolio (8/02)                 2003        1.000           1.157                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        1.000           1.088                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        1.000           1.104                      --

   MFS Mid Cap Growth Portfolio (6/02)                         2003        1.000           1.131                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.126                      --

   Travelers Quality Bond Portfolio (6/02)                     2003        1.000           1.023                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        1.000           1.135                      --

   MFS Total Return Portfolio (11/99)                          2003        1.000           1.077                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.115                      --




                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2003        1.000           1.135                      --

   Enterprise Portfolio - Class II Shares (7/02)               2003        1.000           1.131                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (6/02)             2003        1.000           1.140                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2003        1.000           1.104                      --

   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        1.000           1.197                      --


                          PORTFOLIO ARCHITECT L (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

   Capital Appreciation Fund (6/02)                            2003        0.968           1.180                     785

   Money Market Portfolio (5/02)                               2003        0.999           0.983                  11,760

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.947           1.141                  27,611

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.299                 579,425

   Growth Fund - Class 2 Shares (11/99)                        2003        0.960           1.282               1,571,576

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.255               2,119,583

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2003        1.005           1.314                 116,510

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/02)                                               2003        0.971           1.148                   2,694

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2003        0.976           1.254                   3,495

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.214                 458,930

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.438                  44,071

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2003        0.976           1.259                   2,057

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.205                  65,914

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (10/02)                                              2003        0.949           1.298                   1,981

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2003        0.967           1.228                     211


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2003        0.994           1.103                  27,518

   Global Life Sciences Portfolio - Service Shares (9/02)      2003        0.988           1.217                   2,687

   Global Technology Portfolio - Service Shares (8/02)         2003        0.944           1.350                     664

   Worldwide Growth Portfolio - Service Shares (8/02)          2003        0.980           1.182                  27,591

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.326                  85,338

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.236                 321,133

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.251                 204,552

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                   2,903

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.066                     240

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.041                 397,814

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.037               1,779,865

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.247                 141,914

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.426                  48,389

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.302                 167,690

   Investors Fund - Class I (11/99)                            2003        0.958           1.238                 171,462

   Large Cap Growth Fund - Class I (9/02)                      2003        0.961           1.355                   1,697

   Small Cap Growth Fund - Class I (11/99)                     2003        0.969           1.409                 117,984

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2003        0.995           1.226                  11,156

   Disciplined Mid Cap Stock Portfolio (6/02)                  2003        0.977           1.275                  55,380

   Equity Income Portfolio (11/99)                             2003        0.958           1.226                 228,153

   Federated High Yield Portfolio (8/02)                       2003        1.003           1.198                  22,819

   Federated Stock Portfolio (9/02)                            2003        0.977           1.217                      --

   Large Cap Portfolio (11/99)                                 2003        0.966           1.176                 100,664

   Lazard International Stock Portfolio (8/02)                 2003        1.001           1.256                  42,730


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.150                  85,949

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.223                  18,671

   MFS Mid Cap Growth Portfolio (6/02)                         2003        0.974           1.302                   5,936

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.208                  15,008

   Travelers Quality Bond Portfolio (6/02)                     2003        1.014           1.058                  13,167

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.967           1.220                  89,135

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.121               1,669,877

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.996                  47,603

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.254                  36,786

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2003        0.974           1.243                 235,475

   Enterprise Portfolio - Class II Shares (7/02)               2003        0.966           1.185                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (6/02)             2003        0.991           1.239                  17,573

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2003        0.953           1.162                      --

   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.986           1.330                 212,265



                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund - Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio - Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio - Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio - Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio - Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                                VINTAGE L (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.244                   2,259

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.305                  19,446

   Growth Fund - Class 2 Shares (11/99)                        2003        0.961           1.288                  44,303

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.261                  44,174

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.969           1.303                  12,822

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                  13,197

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                  10,805

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.989           1.281                  42,256

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.977           1.193                      --

   Diversified Strategic Income Portfolio (11/99)              2003        1.010           1.106                      --

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.211                      --

   Fundamental Value Portfolio (12/99)                         2003        0.966           1.312                      --
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.298                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                   5,270


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                  77,212

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                  19,985

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.308                   2,252

   Investors Fund - Class I (11/99)                            2003        0.958           1.243                      --

   Small Cap Growth Fund - Class I (11/99)                     2003        0.970           1.415                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.166                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.263                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.249                  55,634
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.171                      --
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.241                  69,345
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.216                  88,545
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.958           1.232                  48,026

   Large Cap Portfolio (11/99)                                 2003        0.967           1.181                      --

   Lazard International Stock Portfolio (8/02)                 2003        1.001           1.262                   6,515

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.229                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.967           1.226                      --

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.126                  42,779

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.951           1.254                      --

   Smith Barney High Income Portfolio (11/99)                  2003        1.007           1.259                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.369                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.242                  43,154

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.986                      --

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                  22,642

   Travelers Managed Income Portfolio (11/99)                  2003        1.014           1.078                      --

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.966           1.190                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.959           1.198                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.356                  27,696

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)               2003        0.991           1.247                  18,902

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.986           1.336                  29,069


                                VINTAGE L (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.785           1.016                 182,023

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.801           0.968                 394,719

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.993           1.316               1,046,278

   Growth Fund - Class 2 Shares (11/99)                        2003        0.916           1.227               2,615,035

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.914           1.186               4,287,113

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.857           1.153                 155,747

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.841           1.031                 406,480

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                  22,887

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.904           1.172                 503,783


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.918           1.120               1,269,264

   Diversified Strategic Income Portfolio (11/99)              2003        1.039           1.137                 641,867

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.867           1.086                 389,159

   Fundamental Value Portfolio (12/99)                         2003        0.904           1.227               1,862,138

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.815           1.076                  41,944

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                   4,618

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                 136,043

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.254                 241,207

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.043                 162,740

   Total Return Portfolio - Administrative Class (5/01)        2003        1.071           1.102               5,603,583

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.917           1.155                 262,993

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                 407,261

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.827           1.127                 867,910

   Investors Fund - Class I (11/99)                            2003        0.854           1.107                 636,125

   Small Cap Growth Fund - Class I (11/99)                     2003        0.802           1.171                 295,575

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.817           0.989                 111,489

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.859           1.130                  94,650

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.060           1.365               1,487,421
                                                               2002        1.000           1.060                 156,519

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.037           1.238               1,222,514
                                                               2002        1.000           1.037                 220,092


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.073           1.382                 269,336
                                                               2002        1.000           1.073                 155,053

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.068           1.349                  54,230
                                                               2002        1.000           1.068                  13,418

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.952           1.224                 607,249

   Large Cap Portfolio (11/99)                                 2003        0.860           1.050                 147,137

   Lazard International Stock Portfolio (8/02)                 2003        0.842           1.060                 377,074

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.844           1.002                 264,799

   MFS Emerging Growth Portfolio (11/99)                       2003        0.785           0.993                 185,305

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.899           1.139                 100,587

   MFS Total Return Portfolio (11/99)                          2003        1.002           1.144               2,969,160

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                     579

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.800           1.054               2,170,608

   Smith Barney High Income Portfolio (11/99)                  2003        0.983           1.228                 750,091

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.870           1.258                 566,137

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.976           1.241                 546,831

   Smith Barney Money Market Portfolio (11/99)                 2003        0.992           0.978               1,139,300

   Strategic Equity Portfolio (11/99)                          2003        0.747           0.970                 343,430

   Travelers Managed Income Portfolio (11/99)                  2003        0.981           1.042               1,082,482

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.826           1.016                 101,564

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.750           0.935                 194,819

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.885           1.231                  78,918

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        0.992           1.248                 287,237

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.853           1.155                 255,006


                                VINTAGE L (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.119                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.187                      --

   Growth Fund - Class 2 Shares (11/99)                        2003        1.000           1.148                  37,830

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        1.000           1.146                  38,300

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        1.000           1.192                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.117                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.262                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        1.000           1.175                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        1.000           1.119                  35,980

   Diversified Strategic Income Portfolio (11/99)              2003        1.000           1.057                      --

   Equity Index Portfolio - Class II Shares (11/99)            2003        1.000           1.129                      --

   Fundamental Value Portfolio (12/99)                         2003        1.000           1.168                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.141                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.155                  32,578

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                      --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.024                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        1.000           1.169                      --

   Investors Fund - Class I (11/99)                            2003        1.000           1.146                      --

   Small Cap Growth Fund - Class I (11/99)                     2003        1.000           1.236                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.101                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.151                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.128                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.088                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.140                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.122                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        1.000           1.132                      --

   Large Cap Portfolio (11/99)                                 2003        1.000           1.123                      --

   Lazard International Stock Portfolio (8/02)                 2003        1.000           1.158                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        1.000           1.089                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        1.000           1.105                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.126                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        1.000           1.136                      --

   MFS Total Return Portfolio (11/99)                          2003        1.000           1.078                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        1.000           1.135                  32,549

   Smith Barney High Income Portfolio (11/99)                  2003        1.000           1.101                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.168                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.158                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.994                      --

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.116                      --

   Travelers Managed Income Portfolio (11/99)                  2003        1.000           1.029                      --

   Van Kampen Enterprise Portfolio (11/99)                     2003        1.000           1.128                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        1.000           1.115                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.234                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        1.000           1.140                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        1.000           1.197                      --



                                VINTAGE L (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.241                 854,793

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.143                 168,663

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.302               2,711,712

   Growth Fund - Class 2 Shares (11/99)                        2003        0.960           1.285              10,866,088

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.257              13,557,952

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.969           1.300               2,045,532

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.217               3,312,164

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.440                 368,517

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.989           1.278               2,193,501

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.977           1.190               3,761,358

   Diversified Strategic Income Portfolio (11/99)              2003        1.010           1.103               2,322,848

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.208               2,335,616


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

   Fundamental Value Portfolio (12/99)                         2003        0.966           1.309               5,155,503

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.295                 210,735

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.328                 316,143

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.237               2,342,808

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.252               1,952,789

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                  14,159

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                  10,036

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.042               2,203,110

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.039              11,776,640

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.249                 639,013

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.429                 798,826

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.305               1,724,848

   Investors Fund - Class I (11/99)                            2003        0.958           1.240               1,330,720

   Small Cap Growth Fund - Class I (11/99)                     2003        0.970           1.412                 943,187

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.163                 803,964

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.260                 343,672

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.245              27,451,413
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.168              21,544,810
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.962           1.238               2,247,747
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.961           1.213               2,004,819
                                                               2002        1.000           0.961                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.958           1.229               2,689,774

   Large Cap Portfolio (11/99)                                 2003        0.966           1.178                 533,101

   Lazard International Stock Portfolio (8/02)                 2003        1.001           1.259                 577,731

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.153                 231,169

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.226                 262,977

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.210                 181,376

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.967           1.222                 259,207

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.123               8,894,291

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                 143,635

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.951           1.250               8,499,681

   Smith Barney High Income Portfolio (11/99)                  2003        1.007           1.256               6,592,357

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.365               5,833,245

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.239               1,359,130

   Smith Barney Money Market Portfolio (11/99)                 2003        0.999           0.984               1,823,049

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.256                 432,677

   Travelers Managed Income Portfolio (11/99)                  2003        1.014           1.075               3,045,120

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.966           1.186                 100,752

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.959           1.195                 456,247

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.353               1,932,845

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)               2003        0.991           1.244               1,545,964

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.986           1.333               1,911,507


                                VINTAGE L (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.119                   2,538

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.092                  54,932

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.186                  42,498

   Growth Fund - Class 2 Shares (11/99)                        2003        1.000           1.148                  77,164

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        1.000           1.145                 266,304

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        1.000           1.191                  32,847

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.116                   2,701

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.261                   9,470

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        1.000           1.174                  90,643

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        1.000           1.118                  34,635

   Diversified Strategic Income Portfolio (11/99)              2003        1.000           1.056                      --

   Equity Index Portfolio - Class II Shares (11/99)            2003        1.000           1.128                      --

   Fundamental Value Portfolio (12/99)                         2003        1.000           1.167                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.140                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.139                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.154                  22,683

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                  27,851

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.023                  55,309

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.235                  40,678


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        1.000           1.168                   1,623

   Investors Fund - Class I (11/99)                            2003        1.000           1.146                  18,100

   Small Cap Growth Fund - Class I (11/99)                     2003        1.000           1.235                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.100                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.150                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.127                 275,157

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.088                 159,079

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.139                  86,060

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.121                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        1.000           1.131                      --

   Large Cap Portfolio (11/99)                                 2003        1.000           1.122                      --

   Lazard International Stock Portfolio (8/02)                 2003        1.000           1.157                   8,972

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        1.000           1.088                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        1.000           1.104                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.126                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        1.000           1.135                      --

   MFS Total Return Portfolio (11/99)                          2003        1.000           1.077                  23,587

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.996                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        1.000           1.134                 115,226

   Smith Barney High Income Portfolio (11/99)                  2003        1.000           1.100                  10,679

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.167                  78,921

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.157                   4,542

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.993                 355,494

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.115                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

   Travelers Managed Income Portfolio (11/99)                  2003        1.000           1.028                  26,182

   Van Kampen Enterprise Portfolio (11/99)                     2003        1.000           1.127                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        1.000           1.114                     229

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.233                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)               2003        1.000           1.139                  12,030

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        1.000           1.196                  14,418


                                VINTAGE L (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.238                  88,029

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.947           1.141                  27,611

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.299                 579,425

   Growth Fund - Class 2 Shares (11/99)                        2003        0.960           1.282               1,571,576

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.255               2,119,583

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.968           1.297                 328,001

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.214                 458,930

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.438                  44,071

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.988           1.275                 252,135

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.977           1.187                 501,351

   Diversified Strategic Income Portfolio (11/99)              2003        1.010           1.101                 256,584

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.205                  65,914

   Fundamental Value Portfolio (12/99)                         2003        0.965           1.306                 799,789

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.292                  61,684


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.326                  85,338

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.236                 321,133

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.251                 204,552

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                   2,903

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.066                     240

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.041                 397,814

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.037               1,779,865

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.247                 141,914

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.426                  48,389

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.302                 167,690

   Investors Fund - Class I (11/99)                            2003        0.958           1.238                 171,462

   Small Cap Growth Fund - Class I (11/99)                     2003        0.969           1.409                 117,984

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.160                  20,788

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.258                 127,274

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.243               1,911,734
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.165               1,583,911
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.962           1.235                  57,917
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.961           1.210                  95,903
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.958           1.226                 228,153


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

   Large Cap Portfolio (11/99)                                 2003        0.966           1.176                 100,664

   Lazard International Stock Portfolio (8/02)                 2003        1.001           1.256                  42,730

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.150                  85,949

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.223                  18,671

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.208                  15,008

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2003        0.967           1.220                  89,135

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.121               1,669,877

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.996                  47,603

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.951           1.248                 826,554

   Smith Barney High Income Portfolio (11/99)                  2003        1.007           1.253                 579,482

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.362                 394,331

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.976           1.236                 311,907

   Smith Barney Money Market Portfolio (11/99)                 2003        0.999           0.982                 611,970

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.254                  36,786

   Travelers Managed Income Portfolio (11/99)                  2003        1.014           1.073                 888,204

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.966           1.184                  12,206

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.959           1.192                 139,962

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.350                  66,935

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (11/99)              2003        0.991           1.242                 213,718

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2003        0.986           1.330                 212,265



                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio - Class B.

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund - Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum separate account charge are contained in the Prospectus.

                          PIONEER ANNUISTAR FLEX (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

   Money Market Portfolio (5/02)                               2003        0.995           0.982                 486,707

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2003        1.000           1.032                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2003        1.000           1.043                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2003        1.000           1.033                      --

   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.857           1.153                 155,747

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.904           1.172                 503,783

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (12/03)                                     2003        1.000           1.056                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2003        1.000           1.080                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.002                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2003        1.000           1.033                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.125                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.064                      --

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2003        1.000           1.094                      --

   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2003        1.000           1.053                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.029                      --

   Pioneer High Yield VCT Portfolio - Class II
   Shares (12/03)                                              2003        1.000           1.024                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.093                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.051                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.044                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.062                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.024                      --

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2003        1.000           1.061                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (12/03)                        2003        1.000           1.038                      --


                          PIONEER ANNUISTAR FLEX (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

   Money Market Portfolio (5/02)                               2003        0.999           0.985                 536,126

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2003        1.000           1.031                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2003        1.000           1.043                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2003        1.000           1.032                      --

   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.969           1.300               2,045,532

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.989           1.278               2,193,501

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (12/03)                                     2003        1.000           1.056                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2003        1.000           1.080                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.002                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2003        1.000           1.033                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.125                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.063                      --

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2003        1.000           1.094                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2003        1.000           1.053                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.029                      --

   Pioneer High Yield VCT Portfolio - Class II
   Shares (12/03)                                              2003        1.000           1.024                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.092                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.051                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.044                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.062                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.023                      --

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2003        1.000           1.061                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (12/03)                        2003        1.000           1.038                      --


                          PIONEER ANNUISTAR FLEX (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

   Money Market Portfolio (5/02)                               2003        0.999           0.983                  11,760

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2003        1.000           1.031                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2003        1.000           1.043                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2003        1.000           1.032                      --

   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.968           1.297                 328,001

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.988           1.275                 252,135

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (12/03)                                     2003        1.000           1.056                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2003        1.000           1.080                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.002                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2003        1.000           1.032                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.125                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.063                      --

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2003        1.000           1.093                      --

   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2003        1.000           1.052                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.029                      --

   Pioneer High Yield VCT Portfolio - Class II
   Shares (12/03)                                              2003        1.000           1.024                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.092                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.051                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.043                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.061                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.023                      --

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2003        1.000           1.061                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (12/03)                        2003        1.000           1.038                      --



                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

ANNUAL REPORT
DECEMBER 31, 2003

                           THE TRAVELERS SEPARATE ACCOUNT TEN
                           FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                            CAPITAL                                    AIM V.I.          ALLIANCEBERNSTEIN
                                         APPRECIATION          MONEY MARKET         PREMIER EQUITY       GROWTH AND INCOME
                                             FUND               PORTFOLIO          FUND - SERIES I      PORTFOLIO - CLASS B
                                         ------------          ------------        ---------------      -------------------
ASSETS:
  Investments at market value:            $  383,955            $2,332,034            $1,451,640            $3,779,999

  Receivables:
    Dividends ................                    --                   586                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               383,955             2,332,620             1,451,640             3,779,999
                                          ----------            ----------            ----------            ----------

LIABILITIES:
  Payables:
    Insurance charges ........                    94                   606                   313                   894
    Administrative fees ......                     8                    48                    29                    77
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   102                   654                   342                   971
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  383,853            $2,331,966            $1,451,298            $3,779,028
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                       ALLIANCEBERNSTEIN        GLOBAL GROWTH                                GROWTH-INCOME
                                        PREMIER GROWTH          FUND - CLASS 2        GROWTH FUND -          FUND - CLASS 2
                                      PORTFOLIO - CLASS B           SHARES            CLASS 2 SHARES             SHARES
                                      -------------------       --------------        --------------         --------------
ASSETS:
  Investments at market value:            $ 6,898,555            $20,565,954            $55,490,376            $67,630,306

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........              6,898,555             20,565,954             55,490,376             67,630,306
                                          -----------            -----------            -----------            -----------

LIABILITIES:
  Payables:
    Insurance charges ........                  1,251                  4,292                 12,297                 15,059
    Administrative fees ......                    141                    417                  1,125                  1,371
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                  1,392                  4,709                 13,422                 16,430
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $ 6,897,163            $20,561,245            $55,476,954            $67,613,876
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                              DREYFUS VIF            DREYFUS VIF            FRANKLIN
                          DELAWARE            APPRECIATION       DEVELOPING LEADERS        SMALL CAP           MUTUAL SHARES
EMERGING MARKETS     VIP REIT SERIES -        PORTFOLIO -        PORTFOLIO - INITIAL     FUND - CLASS 2      SECURITIES FUND -
    PORTFOLIO          STANDARD CLASS        INITIAL SHARES            SHARES                SHARES            CLASS 2 SHARES
----------------     -----------------       --------------      -------------------     --------------      -----------------
   $  128,120            $1,588,889            $  425,592            $1,175,198            $9,783,366            $9,562,476

           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

      128,120             1,588,889               425,592             1,175,198             9,783,366             9,562,476
   ----------            ----------            ----------            ----------            ----------            ----------

           29                   419                   108                   292                 2,174                 2,395
            3                    33                     9                    24                   200                   194
   ----------            ----------            ----------            ----------            ----------            ----------

           32                   452                   117                   316                 2,374                 2,589
   ----------            ----------            ----------            ----------            ----------            ----------

   $  128,088            $1,588,437            $  425,475            $1,174,882            $9,780,992            $9,559,887
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                           TEMPLETON              TEMPLETON
                                           DEVELOPING              FOREIGN               TEMPLETON
                                            MARKETS               SECURITIES               GROWTH
                                       SECURITIES FUND -        FUND - CLASS 2       SECURITIES FUND -         APPRECIATION
                                        CLASS 2 SHARES              SHARES             CLASS 2 SHARES           PORTFOLIO
                                       -----------------        --------------       -----------------         ------------
ASSETS:
  Investments at market value:            $ 1,082,876            $10,512,367            $   550,640            $26,067,584

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........              1,082,876             10,512,367                550,640             26,067,584
                                          -----------            -----------            -----------            -----------

LIABILITIES:
  Payables:
    Insurance charges ........                    265                  2,331                    131                  5,576
    Administrative fees ......                     21                    212                     11                    527
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                    286                  2,543                    142                  6,103
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $ 1,082,590            $10,509,824            $   550,498            $26,061,481
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

   DIVERSIFIED                                                 SALOMON BROTHERS      SALOMON BROTHERS    SALOMON BROTHERS
    STRATEGIC           EQUITY INDEX                           VARIABLE EMERGING    VARIABLE EMERGING   VARIABLE GROWTH &
     INCOME             PORTFOLIO -          FUNDAMENTAL         GROWTH FUND -        GROWTH FUND -       INCOME FUND -
    PORTFOLIO         CLASS II SHARES      VALUE PORTFOLIO      CLASS I SHARES       CLASS II SHARES      CLASS I SHARES
   -----------        ---------------      ---------------     -----------------    -----------------   -----------------
   $13,160,269          $11,958,754          $36,667,053          $   365,696          $    13,265          $    76,535

            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

    13,160,269           11,958,754           36,667,053              365,696               13,265               76,535
   -----------          -----------          -----------          -----------          -----------          -----------

         2,789                2,628                7,849                  101                    3                   20
           268                  243                  746                    8                   --                    1
   -----------          -----------          -----------          -----------          -----------          -----------

         3,057                2,871                8,595                  109                    3                   21
   -----------          -----------          -----------          -----------          -----------          -----------

   $13,157,212          $11,955,883          $36,658,458          $   365,587          $    13,262          $    76,514
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                         BALANCED          GLOBAL LIFE         GLOBAL TECHNOLOGY         MID CAP
                                        PORTFOLIO -    SCIENCES PORTFOLIO -   PORTFOLIO - SERVICE   GROWTH PORTFOLIO -
                                      SERVICE SHARES      SERVICE SHARES             SHARES           SERVICE SHARES
                                      --------------   --------------------   -------------------   ------------------
ASSETS:
  Investments at market value:          $1,024,739          $   57,392            $  176,223           $2,757,717

  Receivables:
    Dividends ................                  --                  --                    --                   --
                                        ----------          ----------            ----------           ----------

      Total Assets ...........           1,024,739              57,392               176,223            2,757,717
                                        ----------          ----------            ----------           ----------

LIABILITIES:
  Payables:
    Insurance charges ........                 278                  16                    44                  530
    Administrative fees ......                  21                   1                     4                   56
                                        ----------          ----------            ----------           ----------

      Total Liabilities ......                 299                  17                    48                  586
                                        ----------          ----------            ----------           ----------

NET ASSETS:                             $1,024,440          $   57,375            $  176,175           $2,757,131
                                        ==========          ==========            ==========           ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

    WORLDWIDE             LAZARD                                                 MERRILL LYNCH        MERRILL LYNCH
     GROWTH             RETIREMENT                                                   GLOBAL             SMALL CAP
   PORTFOLIO -          SMALL CAP          GROWTH AND         MID-CAP VALUE     ALLOCATION V.I.     VALUE V.I. FUND -
 SERVICE SHARES         PORTFOLIO       INCOME PORTFOLIO        PORTFOLIO       FUND - CLASS III        CLASS III
 --------------        ----------       ----------------      -------------     ----------------    -----------------
   $  338,184          $  897,480          $4,405,557          $4,636,492          $   23,818          $   10,963

           --                  --                  --                  --                  --                  --
   ----------          ----------          ----------          ----------          ----------          ----------

      338,184             897,480           4,405,557           4,636,492              23,818              10,963
   ----------          ----------          ----------          ----------          ----------          ----------

           87                 225               1,188               1,188                   5                   3
            7                  18                  89                  93                   1                  --
   ----------          ----------          ----------          ----------          ----------          ----------

           94                 243               1,277               1,281                   6                   3
   ----------          ----------          ----------          ----------          ----------          ----------

   $  338,090          $  897,237          $4,404,280          $4,635,211          $   23,812          $   10,960
   ==========          ==========          ==========          ==========          ==========          ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                         REAL RETURN           TOTAL RETURN                                 PIONEER
                                         PORTFOLIO -           PORTFOLIO -           PIONEER FUND        HIGH YIELD VCT
                                       ADMINISTRATIVE         ADMINISTRATIVE       VCT PORTFOLIO -     PORTFOLIO - CLASS II
                                            CLASS                 CLASS            CLASS II SHARES           SHARES
                                       --------------         --------------       ---------------     --------------------
ASSETS:
  Investments at market value:           $ 5,581,151           $56,510,368           $    13,224           $    13,049

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             5,581,151            56,510,368                13,224                13,049
                                         -----------           -----------           -----------           -----------

LIABILITIES:
  Payables:
    Insurance charges ........                 1,410                13,130                     3                     3
    Administrative fees ......                   114                 1,160                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                 1,524                14,290                     3                     3
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 5,579,627           $56,496,078           $    13,221           $    13,046
                                         ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

      PUTNAM VT            PUTNAM VT             PUTNAM VT
  DISCOVERY GROWTH       INTERNATIONAL           SMALL CAP
   FUND - CLASS IB       EQUITY FUND -          VALUE FUND -         ALL CAP FUND -       INVESTORS FUND -     LARGE CAP GROWTH
       SHARES           CLASS IB SHARES       CLASS IB SHARES            CLASS I              CLASS I           FUND - CLASS I
  ----------------      ---------------       ---------------        --------------       ----------------     ----------------
    $   498,936           $ 2,895,736           $ 5,470,679           $14,210,306           $ 8,916,757           $   194,017

             --                    --                    --                    --                    --                    --
    -----------           -----------           -----------           -----------           -----------           -----------

        498,936             2,895,736             5,470,679            14,210,306             8,916,757               194,017
    -----------           -----------           -----------           -----------           -----------           -----------

            114                   698                 1,268                 2,998                 1,922                    48
             10                    58                   113                   289                   181                     4
    -----------           -----------           -----------           -----------           -----------           -----------

            124                   756                 1,381                 3,287                 2,103                    52
    -----------           -----------           -----------           -----------           -----------           -----------

    $   498,812           $ 2,894,980           $ 5,469,298           $14,207,019           $ 8,914,654           $   193,965
    ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                       SMITH BARNEY
                                                                                                         PREMIER
                                                                                                        SELECTIONS
                                          SMALL CAP                               SMITH BARNEY           ALL CAP
                                           GROWTH             TOTAL RETURN         LARGE CAP              GROWTH
                                       FUND - CLASS I       FUND - CLASS II      CORE PORTFOLIO         PORTFOLIO
                                       --------------       ---------------      --------------        -----------
ASSETS:
  Investments at market value:           $5,232,093           $   13,137           $1,922,086           $2,499,813

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........            5,232,093               13,137            1,922,086            2,499,813
                                         ----------           ----------           ----------           ----------

LIABILITIES:
  Payables:
    Insurance charges ........                1,201                    3                  469                  576
    Administrative fees ......                  107                   --                   39                   51
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                1,308                    3                  508                  627
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $5,230,785           $   13,134           $1,921,578           $2,499,186
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                           MULTIPLE              MULTIPLE
     MULTIPLE             DISCIPLINE            DISCIPLINE            MULTIPLE
    DISCIPLINE           PORTFOLIO -           PORTFOLIO -           DISCIPLINE
    PORTFOLIO -            BALANCED               GLOBAL             PORTFOLIO -                                 DISCIPLINED
      ALL CAP              ALL CAP               ALL CAP              LARGE CAP            CONVERTIBLE             MID CAP
      GROWTH                GROWTH                GROWTH               GROWTH               SECURITIES              STOCK
     AND VALUE            AND VALUE             AND VALUE             AND VALUE             PORTFOLIO             PORTFOLIO
   -----------           -----------           -----------           -----------           -----------           -----------
   $64,855,069           $50,153,063           $ 6,703,430           $ 5,794,465           $ 1,514,810           $   735,417

            --                    --                    --                    --                    --                    --
   -----------           -----------           -----------           -----------           -----------           -----------

    64,855,069            50,153,063             6,703,430             5,794,465             1,514,810               735,417
   -----------           -----------           -----------           -----------           -----------           -----------

        16,522                12,710                 1,671                 1,409                   387                   191
         1,306                 1,013                   135                   117                    31                    15
   -----------           -----------           -----------           -----------           -----------           -----------

        17,828                13,723                 1,806                 1,526                   418                   206
   -----------           -----------           -----------           -----------           -----------           -----------

   $64,837,241           $50,139,340           $ 6,701,624           $ 5,792,939           $ 1,514,392           $   735,211
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                           EQUITY               FEDERATED             FEDERATED
                                           INCOME               HIGH YIELD              STOCK               LARGE CAP
                                          PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                         -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:           $12,395,975           $ 1,952,575           $    98,401           $ 5,237,404

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........            12,395,975             1,952,575                98,401             5,237,404
                                         -----------           -----------           -----------           -----------

LIABILITIES:
  Payables:
    Insurance charges ........                 2,790                   491                    24                 1,032
    Administrative fees ......                   252                    40                     2                   106
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                 3,042                   531                    26                 1,138
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $12,392,933           $ 1,952,044           $    98,375           $ 5,236,266
                                         ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

     LAZARD
  INTERNATIONAL       MERRILL LYNCH
      STOCK             LARGE CAP           MFS EMERGING         MFS MID CAP          PIONEER FUND      TRAVELERS QUALITY
    PORTFOLIO         CORE PORTFOLIO      GROWTH PORTFOLIO    GROWTH PORTFOLIO         PORTFOLIO          BOND PORTFOLIO
  -------------       --------------      ----------------    ----------------        ------------      -----------------
   $2,230,395           $2,204,664           $4,449,958           $  911,874           $  436,410           $1,950,410

           --                   --                   --                   --                   --                   --
   ----------           ----------           ----------           ----------           ----------           ----------

    2,230,395            2,204,664            4,449,958              911,874              436,410            1,950,410
   ----------           ----------           ----------           ----------           ----------           ----------

          544                  449                  825                  228                  111                  481
           44                   45                   91                   19                    9                   40
   ----------           ----------           ----------           ----------           ----------           ----------

          588                  494                  916                  247                  120                  521
   ----------           ----------           ----------           ----------           ----------           ----------

   $2,229,807           $2,204,170           $4,449,042           $  911,627           $  436,290           $1,949,889
   ==========           ==========           ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                    SB ADJUSTABLE          SMITH BARNEY
                                         AIM CAPITAL                                 RATE INCOME            AGGRESSIVE
                                        APPRECIATION           MFS TOTAL         PORTFOLIO - CLASS I          GROWTH
                                          PORTFOLIO         RETURN PORTFOLIO            SHARES              PORTFOLIO
                                        ------------        ----------------     -------------------       ------------
ASSETS:
  Investments at market value:           $ 3,587,631           $52,189,608           $   560,172           $48,515,421

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             3,587,631            52,189,608               560,172            48,515,421
                                         -----------           -----------           -----------           -----------

LIABILITIES:
  Payables:
    Insurance charges ........                   698                11,566                   127                10,493
    Administrative fees ......                    73                 1,065                    11                   988
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                   771                12,631                   138                11,481
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 3,586,860           $52,176,977           $   560,034           $48,503,940
                                         ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                         SMITH BARNEY                               SMITH BARNEY
                        INTERNATIONAL          SMITH BARNEY             LARGE
  SMITH BARNEY             ALL CAP              LARGE CAP          CAPITALIZATION         SMITH BARNEY           SMITH BARNEY
   HIGH INCOME              GROWTH                VALUE                GROWTH               MID CAP              MONEY MARKET
    PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO          CORE PORTFOLIO           PORTFOLIO
  ------------          -------------          -----------         --------------        --------------          ------------
   $22,029,204           $ 2,412,094           $ 8,758,554           $28,806,771           $13,924,341           $23,854,290

            --                    --                    --                    --                    --                 5,155
   -----------           -----------           -----------           -----------           -----------           -----------

    22,029,204             2,412,094             8,758,554            28,806,771            13,924,341            23,859,445
   -----------           -----------           -----------           -----------           -----------           -----------

         5,216                   441                 1,636                 6,110                 2,864                 4,944
           450                    49                   178                   572                   285                   488
   -----------           -----------           -----------           -----------           -----------           -----------

         5,666                   490                 1,814                 6,682                 3,149                 5,432
   -----------           -----------           -----------           -----------           -----------           -----------

   $22,023,538           $ 2,411,604           $ 8,756,740           $28,800,089           $13,921,192           $23,854,013
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                TRAVELERS                                    COMSTOCK
                                          STRATEGIC              MANAGED              VAN KAMPEN           PORTFOLIO -
                                           EQUITY                 INCOME              ENTERPRISE             CLASS II
                                          PORTFOLIO             PORTFOLIO             PORTFOLIO               SHARES
                                         -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:           $ 8,405,671           $19,279,947           $ 2,350,525           $ 2,788,473

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             8,405,671            19,279,947             2,350,525             2,788,473
                                         -----------           -----------           -----------           -----------

LIABILITIES:
  Payables:
    Insurance charges ........                 1,575                 4,287                   428                   735
    Administrative fees ......                   171                   396                    48                    57
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                 1,746                 4,683                   476                   792
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 8,403,925           $19,275,264           $ 2,350,049           $ 2,787,681
                                         ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                             SMITH BARNEY
    EMERGING                                  SMALL CAP                                                   DYNAMIC CAPITAL
     GROWTH              ENTERPRISE             GROWTH           CONTRAFUND(R)       CONTRAFUND(R)           APPRECIATION
   PORTFOLIO -          PORTFOLIO -         OPPORTUNITIES        PORTFOLIO -          PORTFOLIO -           PORTFOLIO -
 CLASS I SHARES       CLASS II SHARES         PORTFOLIO         SERVICE CLASS       SERVICE CLASS 2       SERVICE CLASS 2
 --------------       ---------------       -------------       --------------      ---------------       ---------------
   $7,283,949           $   80,151           $6,375,098           $8,225,284           $1,569,625           $  228,891

           --                   --                   --                   --                   --                   --
   ----------           ----------           ----------           ----------           ----------           ----------

    7,283,949               80,151            6,375,098            8,225,284            1,569,625              228,891
   ----------           ----------           ----------           ----------           ----------           ----------

        1,359                   19                1,431                1,768                  406                   54
          148                    2                  117                  167                   31                    5
   ----------           ----------           ----------           ----------           ----------           ----------

        1,507                   21                1,548                1,935                  437                   59
   ----------           ----------           ----------           ----------           ----------           ----------

   $7,282,442           $   80,130           $6,373,550           $8,223,349           $1,569,188           $  228,832
   ==========           ==========           ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                            MID CAP
                                          PORTFOLIO -
                                        SERVICE CLASS 2           COMBINED
                                        ---------------         ------------
ASSETS:
  Investments at market value:           $  7,601,971           $830,403,407

  Receivables:
    Dividends ................                     --                  5,741
                                         ------------           ------------

      Total Assets ...........              7,601,971            830,409,148
                                         ------------           ------------

LIABILITIES:
  Payables:
    Insurance charges ........                  1,831                187,176
    Administrative fees ......                    154                 16,852
                                         ------------           ------------

      Total Liabilities ......                  1,985                204,028
                                         ------------           ------------

NET ASSETS:                              $  7,599,986           $830,205,120
                                         ============           ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                            AIM V.I.     ALLIANCEBERNSTEIN
                                                         CAPITAL           MONEY            PREMIER            GROWTH
                                                      APPRECIATION         MARKET            EQUITY          AND INCOME
                                                          FUND           PORTFOLIO      FUND - SERIES I  PORTFOLIO - CLASS B
                                                      ------------       ---------      ---------------  -------------------
INVESTMENT INCOME:
  Dividends ...................................        $     176         $  12,242         $   4,027         $  15,409
                                                       ---------         ---------         ---------         ---------

EXPENSES:
  Insurance charges ...........................            5,181            28,615            20,770            34,437
  Administrative fees .........................              438             2,391             1,985             3,006
                                                       ---------         ---------         ---------         ---------

    Total expenses ............................            5,619            31,006            22,755            37,443
                                                       ---------         ---------         ---------         ---------

      Net investment income (loss) ............           (5,443)          (18,764)          (18,728)          (22,034)
                                                       ---------         ---------         ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --                --                --
    Realized gain (loss) on sale of investments            4,253                --               725            29,450
                                                       ---------         ---------         ---------         ---------

      Realized gain (loss) ....................            4,253                --               725            29,450
                                                       ---------         ---------         ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................           69,997                --           303,823           559,804
                                                       ---------         ---------         ---------         ---------

Net increase (decrease) in net assets
  resulting from operations ...................        $  68,807         $ (18,764)        $ 285,820         $ 567,220
                                                       =========         =========         =========         =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    ALLIANCEBERNSTEIN
                                                         PREMIER           GLOBAL GROWTH                             GROWTH-INCOME
                                                         GROWTH            FUND - CLASS 2       GROWTH FUND -        FUND - CLASS 2
                                                   PORTFOLIO - CLASS B         SHARES           CLASS 2 SHARES           SHARES
                                                   -------------------     --------------       --------------       --------------
INVESTMENT INCOME:
  Dividends ...................................        $         --         $     52,036         $     50,248         $    557,197
                                                       ------------         ------------         ------------         ------------

EXPENSES:
  Insurance charges ...........................              82,609              191,630              509,371              625,970
  Administrative fees .........................               9,443               20,011               49,812               60,904
                                                       ------------         ------------         ------------         ------------

    Total expenses ............................              92,052              211,641              559,183              686,874
                                                       ------------         ------------         ------------         ------------

      Net investment income (loss) ............             (92,052)            (159,605)            (508,935)            (129,677)
                                                       ------------         ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments            (714,478)            (257,300)            (388,468)             (73,027)
                                                       ------------         ------------         ------------         ------------

      Realized gain (loss) ....................            (714,478)            (257,300)            (388,468)             (73,027)
                                                       ------------         ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................           2,030,907            4,642,597           10,981,641           11,922,364
                                                       ------------         ------------         ------------         ------------

Net increase (decrease) in net assets
  resulting from operations ...................        $  1,224,377         $  4,225,692         $ 10,084,238         $ 11,719,660
                                                       ============         ============         ============         ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                DREYFUS VIF                               MUTUAL
                         DELAWARE          DREYFUS VIF          DEVELOPING           FRANKLIN             SHARES
    EMERGING             VIP REIT          APPRECIATION           LEADERS           SMALL CAP           SECURITIES
     MARKETS             SERIES -          PORTFOLIO -          PORTFOLIO -       FUND - CLASS 2      FUND - CLASS 2
    PORTFOLIO         STANDARD CLASS      INITIAL SHARES      INITIAL SHARES          SHARES              SHARES
   -----------        --------------      --------------      --------------      --------------      --------------
   $        --         $    13,320         $     5,318         $       299         $        --         $    34,173
   -----------         -----------         -----------         -----------         -----------         -----------

         1,342              17,171               5,112              12,818              88,453              72,543
           117               1,352                 422               1,086               8,808               6,019
   -----------         -----------         -----------         -----------         -----------         -----------

         1,459              18,523               5,534              13,904              97,261              78,562
   -----------         -----------         -----------         -----------         -----------         -----------

        (1,459)             (5,203)               (216)            (13,605)            (97,261)            (44,389)
   -----------         -----------         -----------         -----------         -----------         -----------

            --               4,090                  --                  --                  --                  --
         1,224               9,742               1,768               5,606            (226,200)              1,651
   -----------         -----------         -----------         -----------         -----------         -----------

         1,224              13,832               1,768               5,606            (226,200)              1,651
   -----------         -----------         -----------         -----------         -----------         -----------

        31,356             268,823              56,600             216,498           2,210,316           1,103,886
   -----------         -----------         -----------         -----------         -----------         -----------

   $    31,121         $   277,452         $    58,152         $   208,499         $ 1,886,855         $ 1,061,148
   ===========         ===========         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         TEMPLETON
                                                        DEVELOPING          TEMPLETON           TEMPLETON
                                                          MARKETS            FOREIGN              GROWTH
                                                        SECURITIES          SECURITIES          SECURITIES
                                                      FUND - CLASS 2      FUND - CLASS 2      FUND - CLASS 2       APPRECIATION
                                                          SHARES              SHARES              SHARES            PORTFOLIO
                                                      --------------      --------------      --------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $       483         $   105,682         $     3,713         $   149,443
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................              4,386              96,387               4,565             254,451
  Administrative fees .........................                368               9,422                 388              25,286
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................              4,754             105,809               4,953             279,737
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............             (4,271)               (127)             (1,240)           (130,294)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments              1,005             (25,100)              8,226             (27,026)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................              1,005             (25,100)              8,226             (27,026)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................            142,629           2,010,559              78,149           3,971,878
                                                       -----------         -----------         -----------         -----------

Net increase (decrease) in net assets
  resulting from operations ...................        $   139,363         $ 1,985,332         $    85,135         $ 3,814,558
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

   DIVERSIFIED            EQUITY                            SALOMON BROTHERS     SALOMON BROTHERS    SALOMON BROTHERS
    STRATEGIC             INDEX            FUNDAMENTAL      VARIABLE EMERGING   VARIABLE EMERGING   VARIABLE GROWTH &
     INCOME        PORTFOLIO - CLASS II       VALUE           GROWTH FUND -       GROWTH FUND -       INCOME FUND -
    PORTFOLIO             SHARES            PORTFOLIO        CLASS I SHARES      CLASS II SHARES      CLASS I SHARES
   -----------     --------------------    -----------      -----------------   -----------------   -----------------
   $   737,820         $   105,321         $   188,054         $        --         $        --         $       195
   -----------         -----------         -----------         -----------         -----------         -----------

       137,320             111,644             356,156               1,558                   5                 609
        14,143              11,033              36,042                 118                  --                  50
   -----------         -----------         -----------         -----------         -----------         -----------

       151,463             122,677             392,198               1,676                   5                 659
   -----------         -----------         -----------         -----------         -----------         -----------

       586,357             (17,356)           (204,144)             (1,676)                 (5)               (464)
   -----------         -----------         -----------         -----------         -----------         -----------

            --                  --                  --                  --                  --                  --
       (10,755)            (67,993)           (197,598)                 75                  --                 147
   -----------         -----------         -----------         -----------         -----------         -----------

       (10,755)            (67,993)           (197,598)                 75                  --                 147
   -----------         -----------         -----------         -----------         -----------         -----------

       294,023           1,970,388           8,338,986              30,109                 267               9,759
   -----------         -----------         -----------         -----------         -----------         -----------

   $   869,625         $ 1,885,039         $ 7,937,244         $    28,508         $       262         $     9,442
   ===========         ===========         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                          GLOBAL LIFE            GLOBAL             MID CAP
                                                        BALANCED            SCIENCES           TECHNOLOGY            GROWTH
                                                       PORTFOLIO -        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                     SERVICE SHARES      SERVICE SHARES      SERVICE SHARES      SERVICE SHARES
                                                     --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $    11,387         $        --         $        --         $        --
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................              7,412                 457               1,208              29,557
  Administrative fees .........................                576                  34                  96               3,284
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................              7,988                 491               1,304              32,841
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............              3,399                (491)             (1,304)            (32,841)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments                (27)                 72                 733            (389,163)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................                (27)                 72                 733            (389,163)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................             51,635               5,791              19,644           1,058,148
                                                       -----------         -----------         -----------         -----------

Net increase (decrease) in net assets
  resulting from operations ...................        $    55,007         $     5,372         $    19,073         $   636,144
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

    WORLDWIDE          LAZARD                                            MERRILL LYNCH     MERRILL LYNCH
     GROWTH          RETIREMENT        GROWTH AND         MID-CAP            GLOBAL          SMALL CAP
   PORTFOLIO -       SMALL CAP           INCOME            VALUE        ALLOCATION V.I.      VALUE V.I.
 SERVICE SHARES      PORTFOLIO         PORTFOLIO         PORTFOLIO      FUND - CLASS III  FUND - CLASS III
 --------------      ----------        ----------        ---------      ----------------  ----------------
   $   1,589         $      --         $  24,791         $  20,494         $     514         $      15
   ---------         ---------         ---------         ---------         ---------         ---------

       3,184             4,421            24,398            22,795                10                14
         252               357             1,815             1,798                 1                 1
   ---------         ---------         ---------         ---------         ---------         ---------

       3,436             4,778            26,213            24,593                11                15
   ---------         ---------         ---------         ---------         ---------         ---------

      (1,847)           (4,778)           (1,422)           (4,099)              503                --
   ---------         ---------         ---------         ---------         ---------         ---------

          --                --                --            42,370                --                --
       2,643                80             2,978             1,962                --                --
   ---------         ---------         ---------         ---------         ---------         ---------

       2,643                80             2,978            44,332                --                --
   ---------         ---------         ---------         ---------         ---------         ---------

      41,870            89,700           410,326           381,448               (82)              330
   ---------         ---------         ---------         ---------         ---------         ---------

   $  42,666         $  85,002         $ 411,882         $ 421,681         $     421         $     330
   =========         =========         =========         =========         =========         =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                       REAL RETURN       TOTAL RETURN         PIONEER           PIONEER
                                                       PORTFOLIO -       PORTFOLIO -          FUND VCT       HIGH YIELD VCT
                                                     ADMINISTRATIVE     ADMINISTRATIVE      PORTFOLIO -    PORTFOLIO - CLASS II
                                                          CLASS             CLASS         CLASS II SHARES        SHARES
                                                     --------------     --------------    ---------------  --------------------
INVESTMENT INCOME:
  Dividends ...................................        $   13,304         $1,192,199        $       --         $       17
                                                       ----------         ----------        ----------         ----------

EXPENSES:
  Insurance charges ...........................            32,989            705,138                 5                  5
  Administrative fees .........................             2,613             64,256                 1                 --
                                                       ----------         ----------        ----------         ----------

    Total expenses ............................            35,602            769,394                 6                  5
                                                       ----------         ----------        ----------         ----------

      Net investment income (loss) ............           (22,298)           422,805                (6)                12
                                                       ----------         ----------        ----------         ----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................           102,949            435,079                --                 --
    Realized gain (loss) on sale of investments                75             41,718                --                 --
                                                       ----------         ----------        ----------         ----------

      Realized gain (loss) ....................           103,024            476,797                --                 --
                                                       ----------         ----------        ----------         ----------

    Change in unrealized gain (loss)
      on investments ..........................            16,795            295,460               227                 34
                                                       ----------         ----------        ----------         ----------

Net increase (decrease) in net assets
  resulting from operations ...................        $   97,521         $1,195,062        $      221         $       46
                                                       ==========         ==========        ==========         ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

    PUTNAM VT           PUTNAM VT           PUTNAM VT
    DISCOVERY         INTERNATIONAL         SMALL CAP                                                   LARGE CAP
  GROWTH FUND -       EQUITY FUND -        VALUE FUND -           ALL CAP           INVESTORS         GROWTH FUND -
 CLASS IB SHARES     CLASS IB SHARES     CLASS IB SHARES      FUND - CLASS I      FUND - CLASS I         CLASS I
 ---------------     ---------------     ---------------      --------------      --------------      -------------
   $        --         $     9,445         $     8,076         $    30,800         $   109,757         $        28
   -----------         -----------         -----------         -----------         -----------         -----------

         7,493              29,583              53,279             154,454              94,230               1,717
           670               2,577               4,920              15,441               9,251                 140
   -----------         -----------         -----------         -----------         -----------         -----------

         8,163              32,160              58,199             169,895             103,481               1,857
   -----------         -----------         -----------         -----------         -----------         -----------

        (8,163)            (22,715)            (50,123)           (139,095)              6,276              (1,829)
   -----------         -----------         -----------         -----------         -----------         -----------

            --                  --                  --                  --                  --                  --
         8,650              17,791              60,226             (71,276)             (9,471)              3,595
   -----------         -----------         -----------         -----------         -----------         -----------

         8,650              17,791              60,226             (71,276)             (9,471)              3,595
   -----------         -----------         -----------         -----------         -----------         -----------

       125,489             533,458           1,416,621           3,591,285           1,768,558              30,542
   -----------         -----------         -----------         -----------         -----------         -----------

   $   125,976         $   528,534         $ 1,426,724         $ 3,380,914         $ 1,765,363         $    32,308
   ===========         ===========         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                   SMITH BARNEY
                                                                                                                     PREMIER
                                                                                               SMITH BARNEY         SELECTIONS
                                                        SMALL CAP                               LARGE CAP            ALL CAP
                                                      GROWTH FUND -        TOTAL RETURN            CORE               GROWTH
                                                         CLASS I         FUND - CLASS II        PORTFOLIO           PORTFOLIO
                                                      -------------      ---------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $        --         $        34         $     7,447         $        --
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................             44,543                   5              13,419              25,401
  Administrative fees .........................              4,160                  --               1,168               2,356
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................             48,703                   5              14,587              27,757
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............            (48,703)                 29              (7,140)            (27,757)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                 152                  --                  --
    Realized gain (loss) on sale of investments             48,019                  --               1,030             (19,943)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................             48,019                 152               1,030             (19,943)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................          1,133,279                 (47)            182,792             505,052
                                                       -----------         -----------         -----------         -----------

Net increase (decrease) in net assets
  resulting from operations ...................        $ 1,132,595         $       134         $   176,682         $   457,352
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                         MULTIPLE            MULTIPLE
    MULTIPLE            DISCIPLINE          DISCIPLINE          MULTIPLE
   DISCIPLINE          PORTFOLIO -         PORTFOLIO -         DISCIPLINE
   PORTFOLIO -           BALANCED             GLOBAL           PORTFOLIO -                            DISCIPLINED
     ALL CAP             ALL CAP             ALL CAP            LARGE CAP          CONVERTIBLE          MID CAP
     GROWTH               GROWTH              GROWTH             GROWTH             SECURITIES           STOCK
    AND VALUE           AND VALUE           AND VALUE           AND VALUE           PORTFOLIO          PORTFOLIO
   -----------         -----------         -----------         -----------         -----------        -----------
   $    28,154         $   128,093         $     8,433         $    13,625         $    41,472        $     1,900
   -----------         -----------         -----------         -----------         -----------        -----------

       435,022             351,186              38,803              37,601              12,238              7,627
        34,896              28,318               3,172               3,160               1,021                616
   -----------         -----------         -----------         -----------         -----------        -----------

       469,918             379,504              41,975              40,761              13,259              8,243
   -----------         -----------         -----------         -----------         -----------        -----------

      (441,764)           (251,411)            (33,542)            (27,136)             28,213             (6,343)
   -----------         -----------         -----------         -----------         -----------        -----------

         2,166                 617              21,382              27,201                  --                 --
        41,579               6,221               7,067              23,801                 794              8,359
   -----------         -----------         -----------         -----------         -----------        -----------

        43,745               6,838              28,449              51,002                 794              8,359
   -----------         -----------         -----------         -----------         -----------        -----------

     7,185,085           4,089,256             663,816             578,102             119,216            133,420
   -----------         -----------         -----------         -----------         -----------        -----------

   $ 6,787,066         $ 3,844,683         $   658,723         $   601,968         $   148,223        $   135,436
   ===========         ===========         ===========         ===========         ===========        ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         EQUITY             FEDERATED          FEDERATED
                                                         INCOME             HIGH YIELD           STOCK            LARGE CAP
                                                        PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                       -----------         -----------        -----------        -----------
INVESTMENT INCOME:
  Dividends ...................................        $    98,989         $   131,336        $     1,274        $    18,566
                                                       -----------         -----------        -----------        -----------

EXPENSES:
  Insurance charges ...........................            120,045              18,673                995             51,146
  Administrative fees .........................             11,450               1,558                 87              5,545
                                                       -----------         -----------        -----------        -----------

    Total expenses ............................            131,495              20,231              1,082             56,691
                                                       -----------         -----------        -----------        -----------

      Net investment income (loss) ............            (32,506)            111,105                192            (38,125)
                                                       -----------         -----------        -----------        -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                 --                 --
    Realized gain (loss) on sale of investments             18,263               7,931              1,379            (97,502)
                                                       -----------         -----------        -----------        -----------

      Realized gain (loss) ....................             18,263               7,931              1,379            (97,502)
                                                       -----------         -----------        -----------        -----------

    Change in unrealized gain (loss)
      on investments ..........................          2,166,561              53,284             15,823            957,080
                                                       -----------         -----------        -----------        -----------

Net increase (decrease) in net assets
  resulting from operations ...................        $ 2,152,318         $   172,320        $    17,394        $   821,453
                                                       ===========         ===========        ===========        ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

     LAZARD          MERRILL LYNCH
  INTERNATIONAL        LARGE CAP          MFS EMERGING         MFS MID CAP        PIONEER FUND    TRAVELERS QUALITY
 STOCK PORTFOLIO     CORE PORTFOLIO     GROWTH PORTFOLIO    GROWTH PORTFOLIO       PORTFOLIO        BOND PORTFOLIO
   -----------        -----------         -----------         -----------         -----------        -----------
   $    35,333        $    13,778         $        --         $        --         $     5,726        $    92,489
   -----------        -----------         -----------         -----------         -----------        -----------

        11,584             25,991              49,331               7,721               2,335             21,172
           951              2,740               5,622                 646                 185              1,800
   -----------        -----------         -----------         -----------         -----------        -----------

        12,535             28,731              54,953               8,367               2,520             22,972
   -----------        -----------         -----------         -----------         -----------        -----------

        22,798            (14,953)            (54,953)             (8,367)              3,206             69,517
   -----------        -----------         -----------         -----------         -----------        -----------

            --                 --                  --                  --                  --              2,559
           212           (135,091)           (819,144)             10,121                 970              3,846
   -----------        -----------         -----------         -----------         -----------        -----------

           212           (135,091)           (819,144)             10,121                 970              6,405
   -----------        -----------         -----------         -----------         -----------        -----------

       215,587            486,536           1,758,550             122,121              33,131            (22,436)
   -----------        -----------         -----------         -----------         -----------        -----------

   $   238,597        $   336,492         $   884,453         $   123,875         $    37,307        $    53,486
   ===========        ===========         ===========         ===========         ===========        ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                              SB ADJUSTABLE        SMITH BARNEY
                                                       AIM CAPITAL          MFS TOTAL          RATE INCOME          AGGRESSIVE
                                                      APPRECIATION            RETURN           PORTFOLIO -            GROWTH
                                                        PORTFOLIO           PORTFOLIO         CLASS I SHARES        PORTFOLIO
                                                      ------------         -----------        --------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $        --         $ 1,102,872         $     1,887         $        --
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................             36,612             522,733               1,350             453,636
  Administrative fees .........................              4,052              51,086                 125              45,798
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................             40,664             573,819               1,475             499,434
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............            (40,664)            529,053                 412            (499,434)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments            (13,929)            (45,207)                 25            (305,703)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................            (13,929)            (45,207)                 25            (305,703)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................            738,531           4,758,151                (751)          9,298,943
                                                       -----------         -----------         -----------         -----------

Net increase (decrease) in net assets
  resulting from operations ...................        $   683,938         $ 5,241,997         $      (314)        $ 8,493,806
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                       SMITH BARNEY                           SMITH BARNEY
                      INTERNATIONAL                               LARGE            SMITH BARNEY        SMITH BARNEY
  SMITH BARNEY           ALL CAP           SMITH BARNEY      CAPITALIZATION          MID CAP              MONEY
   HIGH INCOME            GROWTH            LARGE CAP            GROWTH                CORE               MARKET
    PORTFOLIO           PORTFOLIO        VALUE PORTFOLIO        PORTFOLIO           PORTFOLIO           PORTFOLIO
  ------------        -------------      ---------------     --------------        ------------        ------------
   $ 1,512,576         $    22,197         $   133,663         $     5,057         $        --         $   182,553
   -----------         -----------         -----------         -----------         -----------         -----------

       223,247              30,664             101,987             232,869             140,104             415,040
        20,134               3,464              11,203              23,986              14,719              41,590
   -----------         -----------         -----------         -----------         -----------         -----------

       243,381              34,128             113,190             256,855             154,823             456,630
   -----------         -----------         -----------         -----------         -----------         -----------

     1,269,195             (11,931)             20,473            (251,798)           (154,823)           (274,077)
   -----------         -----------         -----------         -----------         -----------         -----------

            --                  --                  --                  --                  --                  --
       (96,768)             17,113            (196,489)           (247,666)            (73,903)                 --
   -----------         -----------         -----------         -----------         -----------         -----------

       (96,768)             17,113            (196,489)           (247,666)            (73,903)                 --
   -----------         -----------         -----------         -----------         -----------         -----------

     1,515,436             498,795           1,964,854           6,220,811           2,816,333                  --
   -----------         -----------         -----------         -----------         -----------         -----------

   $ 2,687,863         $   503,977         $ 1,788,838         $ 5,721,347         $ 2,587,607         $  (274,077)
   ===========         ===========         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                            TRAVELERS
                                                        STRATEGIC            MANAGED            VAN KAMPEN           COMSTOCK
                                                         EQUITY               INCOME            ENTERPRISE         PORTFOLIO -
                                                        PORTFOLIO           PORTFOLIO           PORTFOLIO        CLASS II SHARES
                                                       -----------         -----------         -----------       ---------------
INVESTMENT INCOME:
  Dividends ...................................        $        --         $   773,082         $     3,244         $     6,041
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................             96,456             245,532              25,742              26,151
  Administrative fees .........................             10,844              23,965               2,946               2,077
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................            107,300             269,497              28,688              28,228
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............           (107,300)            503,585             (25,444)            (22,187)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments           (659,137)            (73,377)           (257,250)              7,276
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................           (659,137)            (73,377)           (257,250)              7,276
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................          2,721,004             486,833             712,551             415,579
                                                       -----------         -----------         -----------         -----------

Net increase (decrease) in net assets
  resulting from operations ...................        $ 1,954,567         $   917,041         $   429,857         $   400,668
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                           SMITH BARNEY                                                  DYNAMIC
     EMERGING                               SMALL CAP                                                    CAPITAL
      GROWTH            ENTERPRISE            GROWTH          CONTRAFUND(R)       CONTRAFUND(R)       APPRECIATION
    PORTFOLIO -        PORTFOLIO -        OPPORTUNITIES        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
  CLASS I SHARES     CLASS II SHARES        PORTFOLIO         SERVICE CLASS      SERVICE CLASS 2     SERVICE CLASS 2
  --------------     ---------------      -------------       -------------      ---------------     ---------------
   $        --         $       223         $        --         $    13,773         $     1,211         $        --
   -----------         -----------         -----------         -----------         -----------         -----------

        81,472               1,210              31,974              79,210              13,990               2,997
         9,215                 105               2,679               7,964               1,142                 259
   -----------         -----------         -----------         -----------         -----------         -----------

        90,687               1,315              34,653              87,174              15,132               3,256
   -----------         -----------         -----------         -----------         -----------         -----------

       (90,687)             (1,092)            (34,653)            (73,401)            (13,921)             (3,256)
   -----------         -----------         -----------         -----------         -----------         -----------

            --                  --                  --                  --                  --                  --
      (490,890)              3,289             101,569             (28,365)              3,298                 541
   -----------         -----------         -----------         -----------         -----------         -----------

      (490,890)              3,289             101,569             (28,365)              3,298                 541
   -----------         -----------         -----------         -----------         -----------         -----------

     1,981,226              13,912             554,869           1,482,096             215,546              39,688
   -----------         -----------         -----------         -----------         -----------         -----------

   $ 1,399,649         $    16,109         $   621,785         $ 1,380,330         $   204,923         $    36,973
   ===========         ===========         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          MID CAP
                                                        PORTFOLIO -
                                                      SERVICE CLASS 2           COMBINED
                                                      ---------------        -------------
INVESTMENT INCOME:
  Dividends ...................................        $       2,682         $   7,845,282
                                                       -------------         -------------

EXPENSES:
  Insurance charges ...........................               58,937             7,932,203
  Administrative fees .........................                5,065               762,596
                                                       -------------         -------------

    Total expenses ............................               64,002             8,694,799
                                                       -------------         -------------

      Net investment income (loss) ............              (61,320)             (849,517)
                                                       -------------         -------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --               638,565
    Realized gain (loss) on sale of investments               43,950            (5,457,198)
                                                       -------------         -------------

      Realized gain (loss) ....................               43,950            (4,818,633)
                                                       -------------         -------------

    Change in unrealized gain (loss)
      on investments ..........................            1,433,314           119,326,567
                                                       -------------         -------------

Net increase (decrease) in net assets
  resulting from operations ...................        $   1,415,944         $ 113,658,417
                                                       =============         =============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                               CAPITAL APPRECIATION               MONEY MARKET                AIM V.I. PREMIER
                                                       FUND                        PORTFOLIO               EQUITY FUND - SERIES I
                                            --------------------------    --------------------------    --------------------------
                                                2003           2002           2003           2002           2003           2002
                                            -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ..........   $    (5,443)   $       757    $   (18,764)   $    (1,794)   $   (18,728)   $    (7,294)
  Realized gain (loss) ..................         4,253           (288)            --             --            725        (45,547)
  Change in unrealized gain (loss)
    on investments ......................        69,997         (9,070)            --             --        303,823       (156,597)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        68,807         (8,601)       (18,764)        (1,794)       285,820       (209,438)
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        90,088        136,229      1,425,618        873,933         69,511        407,189
  Participant transfers from other
    funding options .....................       124,818         69,356      1,947,953        980,686        367,318        717,604
  Administrative charges ................           (63)            (2)          (218)           (24)          (164)          (101)
  Contract surrenders ...................       (11,089)        (1,094)      (242,777)            --        (32,556)       (21,913)
  Participant transfers to other
    funding options .....................       (73,051)       (11,545)    (1,763,898)      (867,208)       (56,305)      (227,241)
  Other payments to participants ........            --             --         (1,541)            --       (189,270)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       130,703        192,944      1,365,137        987,387        158,534        875,538
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       199,510        184,343      1,346,373        985,593        444,354        666,100

NET ASSETS:
    Beginning of year ...................       184,343             --        985,593             --      1,006,944        340,844
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   383,853    $   184,343    $ 2,331,966    $   985,593    $ 1,451,298    $ 1,006,944
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                 ALLIANCEBERNSTEIN              ALLIANCEBERNSTEIN
                                                 GROWTH AND INCOME                PREMIER GROWTH            GLOBAL GROWTH FUND -
                                                PORTFOLIO - CLASS B            PORTFOLIO - CLASS B             CLASS 2 SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........   $    (22,034)  $     (1,551)  $    (92,052)  $   (104,911)  $   (159,605)  $    (51,495)
  Realized gain (loss) ..................         29,450            296       (714,478)      (912,945)      (257,300)      (528,294)
  Change in unrealized gain (loss)
    on investments ......................        559,804        (10,332)     2,030,907     (1,946,152)     4,642,597     (1,171,503)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        567,220        (11,587)     1,224,377     (2,964,008)     4,225,692     (1,751,292)
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........      1,468,342        220,645        360,214        577,517      4,139,466      1,149,702
  Participant transfers from other
    funding options .....................      1,644,695        344,173        304,139        640,002      3,861,095      2,444,255
  Administrative charges ................           (236)           (15)        (2,528)        (3,074)        (2,152)        (2,033)
  Contract surrenders ...................        (26,042)          (747)      (230,988)      (299,385)      (338,721)      (335,833)
  Participant transfers to other
    funding options .....................       (426,750)          (670)      (689,612)    (1,165,928)    (1,047,132)      (927,898)
  Other payments to participants ........             --             --        (64,954)       (28,553)       (58,872)      (203,441)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      2,660,009        563,386       (323,729)      (279,421)     6,553,684      2,124,752
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      3,227,229        551,799        900,648     (3,243,429)    10,779,376        373,460

NET ASSETS:
    Beginning of year ...................        551,799             --      5,996,515      9,239,944      9,781,869      9,408,409
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $  3,779,028   $    551,799   $  6,897,163   $  5,996,515   $ 20,561,245   $  9,781,869
                                            ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        GROWTH FUND -               GROWTH-INCOME FUND -              EMERGING MARKETS               DELAWARE VIP REIT
       CLASS 2 SHARES                 CLASS 2 SHARES                      PORTFOLIO               SERIES - STANDARD CLASS
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2003            2002            2003            2002            2003            2002            2003            2002
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$   (508,935)   $   (278,407)   $   (129,677)   $    (79,851)   $     (1,459)   $       (195)   $     (5,203)   $     (1,329)
    (388,468)     (1,070,028)        (73,027)       (435,285)          1,224             (25)         13,832             (72)

  10,981,641      (4,428,928)     11,922,364      (4,621,728)         31,356          (1,797)        268,823           3,771
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  10,084,238      (5,777,363)     11,719,660      (5,136,864)         31,121          (2,017)        277,452           2,370
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  16,551,133       2,389,835      18,340,054       3,879,657           7,373          37,903         661,486         313,258

  13,531,932       5,591,671      17,383,565       9,637,907          52,190           7,724         370,734          87,725
      (5,610)         (4,100)         (6,102)         (4,079)            (34)             (1)           (282)             (3)
    (701,085)       (774,298)     (1,311,271)       (742,045)         (5,785)           (337)        (16,548)            (12)

  (2,502,035)     (1,517,229)     (2,795,491)     (2,095,047)            (49)             --        (107,652)            (91)
    (753,862)       (167,670)       (301,766)       (258,931)             --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  26,120,473       5,518,209      31,308,989      10,417,462          53,695          45,289         907,738         400,877
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  36,204,711        (259,154)     43,028,649       5,280,598          84,816          43,272       1,185,190         403,247

  19,272,243      19,531,397      24,585,227      19,304,629          43,272              --         403,247              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 55,476,954    $ 19,272,243    $ 67,613,876    $ 24,585,227    $    128,088    $     43,272    $  1,588,437    $    403,247
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                            DREYFUS VIF DEVELOPING
                                             DREYFUS VIF APPRECIATION         LEADERS PORTFOLIO -            FRANKLIN SMALL CAP
                                            PORTFOLIO - INITIAL SHARES           INITIAL SHARES            FUND - CLASS 2 SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2003           2002           2003           2002           2003           2002
                                            -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ..........   $      (216)   $       697    $   (13,605)   $    (1,909)   $   (97,261)   $   (44,074)
  Realized gain (loss) ..................         1,768             (5)         5,606           (315)      (226,200)      (217,792)
  Change in unrealized gain (loss)
    on investments ......................        56,600         (3,399)       216,498         (4,518)     2,210,316     (1,052,438)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        58,152         (2,707)       208,499         (6,742)     1,886,855     (1,314,304)
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       157,010         52,925        316,290        269,201      2,951,222        462,169
  Participant transfers from other
    funding options .....................       124,747         59,024        388,078         95,650      2,357,398      1,125,383
  Administrative charges ................           (45)            (4)           (91)            (3)        (1,045)          (886)
  Contract surrenders ...................       (11,543)          (397)        (5,629)          (359)       (82,917)       (89,467)
  Participant transfers to other
    funding options .....................       (11,687)            --        (78,331)       (11,681)    (1,073,715)      (411,061)
  Other payments to participants ........            --             --             --             --        (29,036)       (16,047)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       258,482        111,548        620,317        352,808      4,121,907      1,070,091
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       316,634        108,841        828,816        346,066      6,008,762       (244,213)

NET ASSETS:
    Beginning of year ...................       108,841             --        346,066             --      3,772,230      4,016,443
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   425,475    $   108,841    $ 1,174,882    $   346,066    $ 9,780,992    $ 3,772,230
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                     TEMPLETON DEVELOPING             TEMPLETON FOREIGN               TEMPLETON GROWTH
   MUTUAL SHARES SECURITIES           MARKETS SECURITIES              SECURITIES FUND -              SECURITIES FUND -
    FUND - CLASS 2 SHARES           FUND - CLASS 2 SHARES               CLASS 2 SHARES                 CLASS 2 SHARES
----------------------------    ------------------------------   ----------------------------    ----------------------------
     2003            2002            2003              2002           2003            2002            2003            2002
------------    ------------    ------------    --------------   ------------    ------------    ------------    ------------
$    (44,389)   $     (2,698)   $     (4,271)   $           --   $       (127)   $      5,667    $     (1,240)   $       (653)
       1,651             135           1,005                --        (25,100)       (115,523)          8,226             (44)

   1,103,886          (1,298)        142,629                --      2,010,559        (731,688)         78,149          (5,307)
------------    ------------    ------------    --------------   ------------    ------------    ------------    ------------

   1,061,148          (3,861)        139,363                --      1,985,332        (841,544)         85,135          (6,004)
------------    ------------    ------------    --------------   ------------    ------------    ------------    ------------

   3,828,979         348,270         554,291                --      2,879,262         535,740         257,539         102,809

   4,153,798         480,617         392,620                --      2,291,838       1,261,912         159,749          20,893
        (489)            (13)            (10)               --         (1,113)           (971)            (64)             --
     (83,549)         (2,877)         (2,187)               --       (143,100)       (194,149)        (28,798)           (395)

    (222,136)             --          (1,487)               --       (395,850)       (625,375)        (40,366)             --
          --              --              --                --        (41,427)        (95,583)             --              --
------------    ------------    ------------    --------------   ------------    ------------    ------------    ------------

   7,676,603         825,997         943,227                --      4,589,610         881,574         348,060         123,307
------------    ------------    ------------    --------------   ------------    ------------    ------------    ------------

   8,737,751         822,136       1,082,590                --      6,574,942          40,030         433,195         117,303

     822,136              --              --                --      3,934,882       3,894,852         117,303              --
------------    ------------    ------------    --------------   ------------    ------------    ------------    ------------
$  9,559,887    $    822,136    $  1,082,590    $           --   $ 10,509,824    $  3,934,882    $    550,498    $    117,303
============    ============    ============    ==============   ============    ============    ============    ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                              DIVERSIFIED STRATEGIC       EQUITY INDEX PORTFOLIO -
                                              APPRECIATION PORTFOLIO            INCOME PORTFOLIO             CLASS II SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........   $   (130,294)  $     20,787   $    586,357   $    483,149   $    (17,356)  $     23,862
  Realized gain (loss) ..................        (27,026)      (177,297)       (10,755)       (55,902)       (67,993)      (138,317)
  Change in unrealized gain (loss)
    on investments ......................      3,971,878     (1,797,820)       294,023       (226,294)     1,970,388       (888,998)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........      3,814,558     (1,954,330)       869,625        200,953      1,885,039     (1,003,453)
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........      6,692,439      1,689,889      2,891,202        405,930      3,329,491        569,040
  Participant transfers from other
    funding options .....................      6,261,068      4,761,144      4,503,426      1,887,502      3,646,882      1,226,782
  Administrative charges ................         (3,010)        (2,065)        (1,619)        (1,341)        (1,539)        (1,081)
  Contract surrenders ...................       (301,508)      (244,179)      (305,156)      (247,775)      (391,475)      (290,637)
  Participant transfers to other
    funding options .....................       (871,753)      (948,979)      (979,447)      (940,130)      (722,269)      (332,740)
  Other payments to participants ........        (94,411)        (1,906)      (170,478)       (67,745)       (34,644)       (77,537)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     11,682,825      5,253,904      5,937,928      1,036,441      5,826,446      1,093,827
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     15,497,383      3,299,574      6,807,553      1,237,394      7,711,485         90,374

NET ASSETS:
    Beginning of year ...................     10,564,098      7,264,524      6,349,659      5,112,265      4,244,398      4,154,024
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $ 26,061,481   $ 10,564,098   $ 13,157,212   $  6,349,659   $ 11,955,883   $  4,244,398
                                            ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                 SALOMON BROTHERS VARIABLE        SALOMON BROTHERS VARIABLE            SALOMON BROTHERS
      FUNDAMENTAL VALUE            EMERGING GROWTH FUND -           EMERGING GROWTH FUND -         VARIABLE GROWTH & INCOME
          PORTFOLIO                    CLASS I SHARES                  CLASS II SHARES              FUND - CLASS I SHARES
----------------------------    ----------------------------    ------------------------------   ----------------------------
     2003            2002            2003            2002            2003              2002           2003            2002
------------    ------------    ------------    ------------    ------------    --------------   ------------    ------------
$   (204,144)   $    (50,806)   $     (1,676)   $         (7)   $         (5)   $           --   $       (464)   $        (39)
    (197,598)       (275,145)             75              --              --                --            147               2

   8,338,986      (4,326,470)         30,109             (50)            267                --          9,759             474
------------    ------------    ------------    ------------    ------------    --------------   ------------    ------------

   7,937,244      (4,652,421)         28,508             (57)            262                --          9,442             437
------------    ------------    ------------    ------------    ------------    --------------   ------------    ------------

   7,294,436       3,254,027         274,399           1,812          13,000                --         44,557          12,260

   6,836,384       7,988,211          83,664             253              --                --         17,406             222
      (4,781)         (3,973)            (10)             --              --                --             (9)             --
    (655,132)       (675,881)            (13)             --              --                --         (1,071)             --

  (1,776,996)     (2,378,301)        (22,969)             --              --                --         (6,730)             --
    (224,889)        (82,765)             --              --              --                --             --              --
------------    ------------    ------------    ------------    ------------    --------------   ------------    ------------

  11,469,022       8,101,318         335,071           2,065          13,000                --         54,153          12,482
------------    ------------    ------------    ------------    ------------    --------------   ------------    ------------

  19,406,266       3,448,897         363,579           2,008          13,262                --         63,595          12,919

  17,252,192      13,803,295           2,008              --              --                --         12,919              --
------------    ------------    ------------    ------------    ------------    --------------   ------------    ------------
$ 36,658,458    $ 17,252,192    $    365,587    $      2,008    $     13,262    $           --   $     76,514    $     12,919
============    ============    ============    ============    ============    ==============   ============    ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                               BALANCED PORTFOLIO -          GLOBAL LIFE SCIENCES           GLOBAL TECHNOLOGY
                                                  SERVICE SHARES          PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2003           2002           2003           2002           2003           2002
                                            -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ..........   $     3,399    $     1,454    $      (491)   $        (3)   $    (1,304)   $       (39)
  Realized gain (loss) ..................           (27)            22             72             --            733             --
  Change in unrealized gain (loss)
    on investments ......................        51,635         (2,791)         5,791            (55)        19,644           (278)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        55,007         (1,315)         5,372            (58)        19,073           (317)
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       486,337        162,763         46,210            263         38,829          5,263
  Participant transfers from other
    funding options .....................       324,793         18,631          4,738          1,513        118,294          1,286
  Administrative charges ................           (50)            (1)           (11)            --            (21)            --
  Contract surrenders ...................        (2,789)            --            (24)            --            (27)            --
  Participant transfers to other
    funding options .....................       (18,936)            --           (628)            --         (4,017)            --
  Other payments to participants ........            --             --             --             --         (2,188)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       789,355        181,393         50,285          1,776        150,870          6,549
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       844,362        180,078         55,657          1,718        169,943          6,232

NET ASSETS:
    Beginning of year ...................       180,078             --          1,718             --          6,232             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 1,024,440    $   180,078    $    57,375    $     1,718    $   176,175    $     6,232
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

MID CAP GROWTH PORTFOLIO -    WORLDWIDE GROWTH PORTFOLIO -       LAZARD RETIREMENT             GROWTH AND INCOME
      SERVICE SHARES                 SERVICE SHARES             SMALL CAP PORTFOLIO                PORTFOLIO
--------------------------    --------------------------    ---------------------------   -----------------------------
    2003           2002           2003           2002           2003            2002          2003              2002
-----------    -----------    -----------    -----------    -----------    ------------   -----------    --------------
$   (32,841)   $   (29,465)   $    (1,847)   $      (298)   $    (4,778)   $         --   $    (1,422)   $           --
   (389,163)      (469,159)         2,643            (29)            80              --         2,978                --

  1,058,148       (259,560)        41,870         (4,342)        89,700              --       410,326                --
-----------    -----------    -----------    -----------    -----------    ------------   -----------    --------------

    636,144       (758,184)        42,666         (4,669)        85,002              --       411,882                --
-----------    -----------    -----------    -----------    -----------    ------------   -----------    --------------

    659,997        146,351        196,029         91,164        429,146              --     2,662,865                --

    327,285        383,923         47,900          2,234        388,308              --     1,423,578                --
       (979)          (889)            (6)            --            (22)             --           (55)               --
    (41,662)      (119,077)        (2,702)          (500)        (2,440)             --       (13,474)               --

   (530,229)      (351,545)       (34,026)            --         (2,757)             --       (80,516)               --
    (49,237)       (83,705)            --             --             --              --            --                --
-----------    -----------    -----------    -----------    -----------    ------------   -----------    --------------

    365,175        (24,942)       207,195         92,898        812,235              --     3,992,398                --
-----------    -----------    -----------    -----------    -----------    ------------   -----------    --------------

  1,001,319       (783,126)       249,861         88,229        897,237              --     4,404,280                --

  1,755,812      2,538,938         88,229             --             --              --            --                --
-----------    -----------    -----------    -----------    -----------    ------------   -----------    --------------
$ 2,757,131    $ 1,755,812    $   338,090    $    88,229    $   897,237    $         --   $ 4,404,280    $           --
===========    ===========    ===========    ===========    ===========    ============   ===========    ==============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                               MERRILL LYNCH               MERRILL LYNCH
                                                  MID-CAP VALUE        GLOBAL ALLOCATION V.I. FUND -   SMALL CAP VALUE V.I.
                                                    PORTFOLIO                   CLASS III                FUND - CLASS III
                                            ------------------------   -----------------------------  ----------------------
                                                2003         2002            2003         2002            2003       2002
                                            -----------    ---------     -----------    ---------     -----------   --------
OPERATIONS:
  Net investment income (loss) ..........   $    (4,099)   $      --     $       503    $      --     $        --   $     --
  Realized gain (loss) ..................        44,332           --              --           --              --         --
  Change in unrealized gain (loss)
    on investments ......................       381,448           --             (82)          --             330         --
                                            -----------    ---------     -----------    ---------     -----------   --------

    Net increase (decrease) in net assets
      resulting from operations .........       421,681           --             421           --             330         --
                                            -----------    ---------     -----------    ---------     -----------   --------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,613,406           --           8,500           --          10,375         --
  Participant transfers from other
    funding options .....................     1,665,945           --          14,891           --             255         --
  Administrative charges ................           (75)          --              --           --              --         --
  Contract surrenders ...................       (13,192)          --              --           --              --         --
  Participant transfers to other
    funding options .....................       (52,554)          --              --           --              --         --
  Other payments to participants ........            --           --              --           --              --         --
                                            -----------    ---------     -----------    ---------     -----------   --------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     4,213,530           --          23,391           --          10,630         --
                                            -----------    ---------     -----------    ---------     -----------   --------

    Net increase (decrease) in net assets     4,635,211           --          23,812           --          10,960         --

NET ASSETS:
    Beginning of year ...................            --           --              --           --              --         --
                                            -----------    ---------     -----------    ---------     -----------   --------
    End of year .........................   $ 4,635,211    $      --     $    23,812    $      --     $    10,960   $     --
                                            ===========    =========     ===========    =========     ===========   ========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

   REAL RETURN PORTFOLIO -         TOTAL RETURN PORTFOLIO -              PIONEER FUND VCT             PIONEER HIGH YIELD VCT
     ADMINISTRATIVE CLASS            ADMINISTRATIVE CLASS          PORTFOLIO - CLASS II SHARES     PORTFOLIO - CLASS II SHARES
------------------------------   ----------------------------    ------------------------------   -----------------------------
     2003              2002           2003            2002            2003              2002           2003             2002
------------    --------------   ------------    ------------    ------------    --------------   ------------   --------------
$    (22,298)   $           --   $    422,805    $    293,503    $         (6)   $           --   $         12   $           --
     103,024                --        476,797         304,317              --                --             --               --

      16,795                --        295,460         441,783             227                --             34               --
------------    --------------   ------------    ------------    ------------    --------------   ------------   --------------

      97,521                --      1,195,062       1,039,603             221                --             46               --
------------    --------------   ------------    ------------    ------------    --------------   ------------   --------------

   3,259,224                --     15,430,525       4,840,611          13,000                --         13,000               --

   2,561,201                --     25,152,948      19,847,817              --                --             --               --
         (41)               --         (5,904)         (1,825)             --                --             --               --
     (48,850)               --     (1,402,546)       (833,899)             --                --             --               --

    (289,428)               --     (8,919,422)     (2,890,176)             --                --             --               --
          --                --       (501,500)       (106,093)             --                --             --               --
------------    --------------   ------------    ------------    ------------    --------------   ------------   --------------

   5,482,106                --     29,754,101      20,856,435          13,000                --         13,000               --
------------    --------------   ------------    ------------    ------------    --------------   ------------   --------------

   5,579,627                --     30,949,163      21,896,038          13,221                --         13,046               --

          --                --     25,546,915       3,650,877              --                --             --               --
------------    --------------   ------------    ------------    ------------    --------------   ------------   --------------
$  5,579,627    $           --   $ 56,496,078    $ 25,546,915    $     13,221    $           --   $     13,046   $           --
============    ==============   ============    ============    ============    ==============   ============   ==============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                      PUTNAM VT                    PUTNAM VT                     PUTNAM VT
                                               DISCOVERY GROWTH FUND -    INTERNATIONAL EQUITY FUND -      SMALL CAP VALUE FUND -
                                                   CLASS IB SHARES              CLASS IB SHARES               CLASS IB SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........   $     (8,163)  $     (2,039)  $    (22,715)  $     (8,170)  $    (50,123)  $    (20,691)
  Realized gain (loss) ..................          8,650         (5,715)        17,791         97,529         60,226        (80,854)
  Change in unrealized gain (loss)
    on investments ......................        125,489        (40,436)       533,458         (9,045)     1,416,621       (305,728)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        125,976        (48,190)       528,534         80,314      1,426,724       (407,273)
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         25,890         22,807        940,733        395,307      1,187,323      1,124,287
  Participant transfers from other
    funding options .....................        239,196        212,756        963,179     28,193,380      1,868,620      1,338,073
  Administrative charges ................            (54)           (16)          (250)          (108)          (574)          (242)
  Contract surrenders ...................        (20,447)        (2,609)       (27,520)       (39,755)       (74,402)      (136,363)
  Participant transfers to other
    funding options .....................       (119,640)       (21,250)      (209,890)   (28,061,674)      (742,003)      (602,551)
  Other payments to participants ........             --             --        (78,392)            --         (2,069)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        124,945        211,688      1,587,860        487,150      2,236,895      1,723,204
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        250,921        163,498      2,116,394        567,464      3,663,619      1,315,931

NET ASSETS:
    Beginning of year ...................        247,891         84,393        778,586        211,122      1,805,679        489,748
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    498,812   $    247,891   $  2,894,980   $    778,586   $  5,469,298   $  1,805,679
                                            ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   LARGE CAP GROWTH FUND -        SMALL CAP GROWTH FUND -
   ALL CAP FUND - CLASS I         INVESTORS FUND - CLASS I                 CLASS I                        CLASS I
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2003            2002            2003            2002            2003            2002            2003            2002
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$   (139,095)   $    (73,264)   $      6,276    $     (5,567)   $     (1,829)   $        (35)   $    (48,703)   $    (21,201)
     (71,276)       (405,314)         (9,471)       (207,907)          3,595               1          48,019        (172,872)

   3,591,285      (1,897,790)      1,768,558        (885,680)         30,542            (219)      1,133,279        (458,909)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   3,380,914      (2,376,368)      1,765,363      (1,099,154)         32,308            (253)      1,132,595        (652,982)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   2,242,999       2,157,435       2,428,926         873,313          53,108           5,239       1,711,198         308,028

   2,586,783       3,851,801       2,426,388       1,664,726         113,875          10,424       2,393,451         837,549
      (2,270)         (1,727)         (1,055)           (891)            (47)             --            (711)           (428)
    (149,838)       (250,025)       (169,396)       (197,876)        (18,696)             --         (66,761)        (82,180)

  (1,138,430)     (1,650,298)     (1,533,597)       (765,672)             --              --      (1,269,067)       (411,419)
    (166,417)        (53,301)        (30,762)         (3,595)         (1,993)             --            (292)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   3,372,827       4,053,885       3,120,504       1,570,005         146,247          15,663       2,767,818         651,550
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   6,753,741       1,677,517       4,885,867         470,851         178,555          15,410       3,900,413          (1,432)

   7,453,278       5,775,761       4,028,787       3,557,936          15,410              --       1,330,372       1,331,804
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 14,207,019    $  7,453,278    $  8,914,654    $  4,028,787    $    193,965    $     15,410    $  5,230,785    $  1,330,372
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                             SMITH BARNEY
                                               TOTAL RETURN FUND -            SMITH BARNEY           PREMIER SELECTIONS ALL CAP
                                                     CLASS II           LARGE CAP CORE PORTFOLIO          GROWTH PORTFOLIO
                                            ------------------------   --------------------------    --------------------------
                                                2003         2002          2003           2002           2003           2002
                                            -----------    ---------   -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ..........   $        29    $      --   $    (7,140)   $    (1,464)   $   (27,757)   $   (12,377)
  Realized gain (loss) ..................           152           --         1,030        (11,612)       (19,943)       (34,130)
  Change in unrealized gain (loss)
    on investments ......................           (47)          --       182,792        (46,096)       505,052       (200,965)
                                            -----------    ---------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........           134           --       176,682        (59,172)       457,352       (247,472)
                                            -----------    ---------   -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        13,000           --     1,133,112         17,584        969,472        367,642
  Participant transfers from other
    funding options .....................            --           --       507,084        272,883        371,369        865,384
  Administrative charges ................            --           --          (140)           (73)          (121)           (59)
  Contract surrenders ...................            --           --        (2,748)        (1,225)       (12,767)       (14,399)
  Participant transfers to other
    funding options .....................            --           --      (157,840)       (80,967)      (291,276)      (164,123)
  Other payments to participants ........            --           --            --             --             --             --
                                            -----------    ---------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        13,000           --     1,479,468        208,202      1,036,677      1,054,445
                                            -----------    ---------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        13,134           --     1,656,150        149,030      1,494,029        806,973

NET ASSETS:
    Beginning of year ...................            --           --       265,428        116,398      1,005,157        198,184
                                            -----------    ---------   -----------    -----------    -----------    -----------
    End of year .........................   $    13,134    $      --   $ 1,921,578    $   265,428    $ 2,499,186    $ 1,005,157
                                            ===========    =========   ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

    MULTIPLE DISCIPLINE             MULTIPLE DISCIPLINE            MULTIPLE DISCIPLINE               MULTIPLE DISCIPLINE
 PORTFOLIO - ALL CAP GROWTH     PORTFOLIO - BALANCED ALL CAP    PORTFOLIO - GLOBAL ALL CAP          PORTFOLIO - LARGE CAP
         AND VALUE                    GROWTH AND VALUE               GROWTH AND VALUE                  GROWTH AND VALUE
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2003            2002            2003            2002            2003            2002            2003            2002
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$   (441,764)   $     (2,325)   $   (251,411)   $     (1,928)   $    (33,542)   $       (652)   $    (27,136)   $       (184)
      43,745              55           6,838               1          28,449             183          51,002              38

   7,185,085          (1,079)      4,089,256         (21,059)        663,816          (6,384)        578,102          (1,806)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   6,787,066          (3,349)      3,844,683         (22,986)        658,723          (6,853)        601,968          (1,952)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  32,794,542         715,308      24,603,738         564,866       3,435,450         200,141       3,249,177          30,963

  26,033,545         708,278      21,715,715         851,784       2,346,846         136,076       2,174,988          80,362
      (1,821)             --          (2,404)             --            (220)             --            (144)             --
    (219,665)             --        (409,669)           (531)        (17,000)        (11,500)        (17,709)             --

  (1,917,493)        (48,800)       (963,992)             --            (257)        (39,782)       (324,714)             --
     (10,370)             --         (41,864)             --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  56,678,738       1,374,786      44,901,524       1,416,119       5,764,819         284,935       5,081,598         111,325
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  63,465,804       1,371,437      48,746,207       1,393,133       6,423,542         278,082       5,683,566         109,373

   1,371,437              --       1,393,133              --         278,082              --         109,373              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 64,837,241    $  1,371,437    $ 50,139,340    $  1,393,133    $  6,701,624    $    278,082    $  5,792,939    $    109,373
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                               CONVERTIBLE SECURITIES         DISCIPLINED MID CAP             EQUITY INCOME
                                                     PORTFOLIO                  STOCK PORTFOLIO                 PORTFOLIO
                                            ---------------------------   --------------------------   ----------------------------
                                                 2003           2002           2003          2002           2003            2002
                                            ------------   ------------   ------------   -----------   ------------    ------------
OPERATIONS:
  Net investment income (loss) ..........   $     28,213   $      7,389   $     (6,343)  $       (58)  $    (32,506)   $     (5,605)
  Realized gain (loss) ..................            794            365          8,359          (608)        18,263         (80,486)
  Change in unrealized gain (loss)
    on investments ......................        119,216            130        133,420          (671)     2,166,561        (544,883)
                                            ------------   ------------   ------------   -----------   ------------    ------------

    Net increase (decrease) in net assets
      resulting from operations .........        148,223          7,884        135,436        (1,337)     2,152,318        (630,974)
                                            ------------   ------------   ------------   -----------   ------------    ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        828,934        117,594        258,303        55,702      3,461,760       1,013,056
  Participant transfers from other
    funding options .....................        405,258         66,969        316,641        34,311      3,786,082       1,588,214
  Administrative charges ................            (43)            (1)           (92)           (2)        (1,301)           (895)
  Contract surrenders ...................        (44,207)          (709)       (47,896)          (22)      (209,694)       (177,345)
  Participant transfers to other
    funding options .....................         (7,814)        (7,696)       (15,833)           --       (852,680)       (540,562)
  Other payments to participants ........             --             --             --            --        (66,286)         (6,928)
                                            ------------   ------------   ------------   -----------   ------------    ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      1,182,128        176,157        511,123        89,989      6,117,881       1,875,540
                                            ------------   ------------   ------------   -----------   ------------    ------------

    Net increase (decrease) in net assets      1,330,351        184,041        646,559        88,652      8,270,199       1,244,566

NET ASSETS:
    Beginning of year ...................        184,041             --         88,652            --      4,122,734       2,878,168
                                            ------------   ------------   ------------   -----------   ------------    ------------
    End of year .........................   $  1,514,392   $    184,041   $    735,211   $    88,652   $ 12,392,933    $  4,122,734
                                            ============   ============   ============   ===========   ============    ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

   FEDERATED HIGH YIELD             FEDERATED STOCK                                         LAZARD INTERNATIONAL
        PORTFOLIO                      PORTFOLIO               LARGE CAP PORTFOLIO             STOCK PORTFOLIO
--------------------------    --------------------------   --------------------------    --------------------------
    2003           2002           2003           2002          2003           2002           2003           2002
-----------    -----------    -----------    -----------   -----------    -----------    -----------    -----------
$   111,105    $    14,642    $       192    $       127   $   (38,125)   $   (27,040)   $    22,798    $       425
      7,931           (397)         1,379              1       (97,502)      (258,969)           212           (315)

     53,284        (11,220)        15,823            201       957,080       (553,263)       215,587           (438)
-----------    -----------    -----------    -----------   -----------    -----------    -----------    -----------

    172,320          3,025         17,394            329       821,453       (839,272)       238,597           (328)
-----------    -----------    -----------    -----------   -----------    -----------    -----------    -----------

    476,502        179,251         26,099         12,488       920,701        231,204      1,133,428         52,937

  1,268,509          7,549         52,330            814     1,243,518        658,843        833,731          6,347
       (116)            (1)           (29)            --          (998)          (891)           (51)            --
     (7,161)        (1,035)            --             --      (106,347)       (76,794)       (10,927)           (12)

   (137,020)        (9,779)       (11,050)            --      (298,835)      (479,049)        (1,951)       (20,097)
         --             --             --             --        (7,034)        (2,462)        (1,867)            --
-----------    -----------    -----------    -----------   -----------    -----------    -----------    -----------

  1,600,714        175,985         67,350         13,302     1,751,005        330,851      1,952,363         39,175
-----------    -----------    -----------    -----------   -----------    -----------    -----------    -----------

  1,773,034        179,010         84,744         13,631     2,572,458       (508,421)     2,190,960         38,847

    179,010             --         13,631             --     2,663,808      3,172,229         38,847             --
-----------    -----------    -----------    -----------   -----------    -----------    -----------    -----------
$ 1,952,044    $   179,010    $    98,375    $    13,631   $ 5,236,266    $ 2,663,808    $ 2,229,807    $    38,847
===========    ===========    ===========    ===========   ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                              MERRILL LYNCH LARGE CAP         MFS EMERGING GROWTH           MFS MID CAP GROWTH
                                                  CORE PORTFOLIO                  PORTFOLIO                     PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2003           2002           2003           2002           2003           2002
                                            -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ..........   $   (14,953)   $   (14,966)   $   (54,953)   $   (60,487)   $    (8,367)   $      (342)
  Realized gain (loss) ..................      (135,091)      (213,067)      (819,144)    (1,336,075)        10,121            103
  Change in unrealized gain (loss)
    on investments ......................       486,536       (343,441)     1,758,550       (592,053)       122,121         (2,642)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       336,492       (571,474)       884,453     (1,988,615)       123,875         (2,881)
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       319,764        216,488        201,472        444,303        377,739         70,024
  Participant transfers from other
    funding options .....................       208,249        315,378        627,253        546,031        377,865         78,771
  Administrative charges ................          (471)          (539)        (1,537)        (1,636)          (182)            (9)
  Contract surrenders ...................       (65,115)      (111,969)      (120,600)      (105,468)        (3,792)        (1,144)
  Participant transfers to other
    funding options .....................      (236,595)      (262,559)      (475,582)      (948,584)       (88,109)       (20,158)
  Other payments to participants ........        (7,438)        (2,730)       (68,513)       (44,731)          (372)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       218,394        154,069        162,493       (110,085)       663,149        127,484
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       554,886       (417,405)     1,046,946     (2,098,700)       787,024        124,603

NET ASSETS:
    Beginning of year ...................     1,649,284      2,066,689      3,402,096      5,500,796        124,603             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 2,204,170    $ 1,649,284    $ 4,449,042    $ 3,402,096    $   911,627    $   124,603
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                    TRAVELERS QUALITY BOND               AIM CAPITAL                  MFS TOTAL RETURN
    PIONEER FUND PORTFOLIO                PORTFOLIO                 APPRECIATION PORTFOLIO               PORTFOLIO
------------------------------   ----------------------------    ----------------------------    ----------------------------
     2003              2002           2003            2002            2003            2002            2003            2002
------------    --------------   ------------    ------------    ------------    ------------    ------------    ------------
$      3,206    $           --   $     69,517    $     28,382    $    (40,664)   $    (29,783)   $    529,053    $  1,032,639
         970                --          6,405           7,388         (13,929)        (33,699)        (45,207)        679,388

      33,131                --        (22,436)        (18,859)        738,531        (549,348)      4,758,151      (2,930,689)
------------    --------------   ------------    ------------    ------------    ------------    ------------    ------------

      37,307                --         53,486          16,911         683,938        (612,830)      5,241,997      (1,218,662)
------------    --------------   ------------    ------------    ------------    ------------    ------------    ------------

     246,127                --        703,590         403,454         391,466         216,303      12,719,940       3,455,200

     172,944                --        742,567         186,578         573,335         774,037      16,828,299       9,626,384
          (5)               --           (183)             (2)           (219)           (132)         (5,673)         (3,849)
          --                --        (39,555)         (2,127)        (76,310)        (21,681)     (1,078,465)       (792,020)

     (20,083)               --       (105,057)         (8,153)        (68,179)       (126,363)     (2,881,550)     (1,970,231)
          --                --         (1,620)             --            (350)             --        (396,392)       (201,988)
------------    --------------   ------------    ------------    ------------    ------------    ------------    ------------

     398,983                --      1,299,742         579,750         819,743         842,164      25,186,159      10,113,496
------------    --------------   ------------    ------------    ------------    ------------    ------------    ------------

     436,290                --      1,353,228         596,661       1,503,681         229,334      30,428,156       8,894,834

          --                --        596,661              --       2,083,179       1,853,845      21,748,821      12,853,987
------------    --------------   ------------    ------------    ------------    ------------    ------------    ------------
$    436,290    $           --   $  1,949,889    $    596,661    $  3,586,860    $  2,083,179    $ 52,176,977    $ 21,748,821
============    ==============   ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                              SB ADJUSTABLE RATE                SMITH BARNEY                  SMITH BARNEY
                                              INCOME PORTFOLIO -             AGGRESSIVE GROWTH                HIGH INCOME
                                                CLASS I SHARES                   PORTFOLIO                     PORTFOLIO
                                           -------------------------   ----------------------------    ----------------------------
                                                2003         2002           2003            2002            2003            2002
                                           ------------    ---------   ------------    ------------    ------------    ------------
OPERATIONS:
  Net investment income (loss) ..........  $        412    $      --   $   (499,434)   $   (316,846)   $  1,269,195    $  1,070,774
  Realized gain (loss) ..................            25           --       (305,703)     (1,446,000)        (96,768)       (124,638)
  Change in unrealized gain (loss)
    on investments ......................          (751)          --      9,298,943      (7,579,676)      1,515,436      (1,151,188)
                                           ------------    ---------   ------------    ------------    ------------    ------------

    Net increase (decrease) in net assets
      resulting from operations .........          (314)          --      8,493,806      (9,342,522)      2,687,863        (205,052)
                                           ------------    ---------   ------------    ------------    ------------    ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       424,503           --     11,348,290       4,561,907       5,999,055         508,400
  Participant transfers from other
    funding options .....................       201,581           --     11,311,308       7,098,929      11,873,733       1,840,547
  Administrative charges ................            --           --         (8,016)         (6,964)         (1,922)           (747)
  Contract surrenders ...................          (562)          --       (809,543)     (1,058,075)       (503,862)       (169,627)
  Participant transfers to other
    funding options .....................       (65,174)          --     (2,013,644)     (3,103,403)     (2,548,936)       (504,627)
  Other payments to participants ........            --           --       (239,791)       (144,101)       (129,584)       (125,212)
                                           ------------    ---------   ------------    ------------    ------------    ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       560,348           --     19,588,604       7,348,293      14,688,484       1,548,734
                                           ------------    ---------   ------------    ------------    ------------    ------------

    Net increase (decrease) in net assets       560,034           --     28,082,410      (1,994,229)     17,376,347       1,343,682

NET ASSETS:
    Beginning of year ...................            --           --     20,421,530      22,415,759       4,647,191       3,303,509
                                           ------------    ---------   ------------    ------------    ------------    ------------
    End of year .........................  $    560,034    $      --   $ 48,503,940    $ 20,421,530    $ 22,023,538    $  4,647,191
                                           ============    =========   ============    ============    ============    ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

         SMITH BARNEY                    SMITH BARNEY                    SMITH BARNEY                  SMITH BARNEY
    INTERNATIONAL ALL CAP                 LARGE CAP                  LARGE CAPITALIZATION                MID CAP
       GROWTH PORTFOLIO                VALUE PORTFOLIO                 GROWTH PORTFOLIO               CORE PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2003            2002            2003            2002            2003            2002            2003            2002
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    (11,931)   $     (4,354)   $     20,473    $    199,915    $   (251,798)   $   (134,318)   $   (154,823)   $    (99,523)
      17,113        (142,938)       (196,489)       (295,578)       (247,666)     (1,115,523)        (73,903)       (224,962)

     498,795         (83,340)      1,964,854      (2,235,486)      6,220,811      (2,686,324)      2,816,333      (1,420,908)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     503,977        (230,632)      1,788,838      (2,331,149)      5,721,347      (3,936,165)      2,587,607      (1,745,393)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      96,727         199,995         314,219         718,174       7,663,192       1,511,858       2,902,397         885,497

  16,677,614      66,259,647         895,805       1,958,227       7,816,986       2,546,335       2,456,772       2,071,930
        (630)           (867)         (1,701)         (1,926)         (4,628)         (4,302)         (2,343)         (2,108)
    (117,649)       (115,288)       (210,687)       (257,249)       (486,585)       (590,227)       (226,763)       (256,697)

 (19,272,855)    (64,251,739)       (603,423)     (1,078,303)     (2,118,416)     (2,543,137)       (984,084)       (933,880)
     (34,535)             --         (84,784)        (57,990)       (144,421)        (55,326)        (66,274)        (28,169)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (2,651,328)      2,091,748         309,429       1,280,933      12,726,128         865,201       4,079,705       1,736,573
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (2,147,351)      1,861,116       2,098,267      (1,050,216)     18,447,475      (3,070,964)      6,667,312          (8,820)

   4,558,955       2,697,839       6,658,473       7,708,689      10,352,614      13,423,578       7,253,880       7,262,700
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  2,411,604    $  4,558,955    $  8,756,740    $  6,658,473    $ 28,800,089    $ 10,352,614    $ 13,921,192    $  7,253,880
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                     SMITH BARNEY               STRATEGIC EQUITY          TRAVELERS MANAGED INCOME
                                               MONEY MARKET PORTFOLIO              PORTFOLIO                     PORTFOLIO
                                           ----------------------------   ---------------------------   ---------------------------
                                               2003            2002           2003            2002           2003           2002
                                           ------------   -------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $   (274,077)  $     (54,955)  $   (107,300)  $    (59,848)  $    503,585   $  1,014,644
  Realized gain (loss) ..................            --              --       (659,137)    (1,153,904)       (73,377)         7,983
  Change in unrealized gain (loss)
    on investments ......................            --              --      2,721,004     (2,150,525)       486,833       (905,697)
                                           ------------   -------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........      (274,077)        (54,955)     1,954,567     (3,364,277)       917,041        116,930
                                           ------------   -------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........    41,155,427       8,139,744        629,593        641,535      3,684,932        711,675
  Participant transfers from other
    funding options .....................    48,663,333     113,351,160        620,850        922,067      9,437,219      6,333,737
  Administrative charges ................        (4,664)         (2,758)        (2,944)        (3,123)        (2,469)        (1,638)
  Contract surrenders ...................    (2,049,279)     (7,072,035)      (184,319)      (267,257)      (746,874)      (646,950)
  Participant transfers to other
    funding options .....................   (87,616,923)   (111,436,059)      (666,524)    (1,162,723)    (4,616,582)    (3,213,038)
  Other payments to participants ........      (496,139)         (3,714)      (227,895)       (52,064)      (320,056)      (136,183)
                                           ------------   -------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (348,245)      2,976,338        168,761         78,435      7,436,170      3,047,603
                                           ------------   -------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      (622,322)      2,921,383      2,123,328     (3,285,842)     8,353,211      3,164,533

NET ASSETS:
    Beginning of year ...................    24,476,335      21,554,952      6,280,597      9,566,439     10,922,053      7,757,520
                                           ------------   -------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 23,854,013   $  24,476,335   $  8,403,925   $  6,280,597   $ 19,275,264   $ 10,922,053
                                           ============   =============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

  VAN KAMPEN ENTERPRISE           COMSTOCK PORTFOLIO -      EMERGING GROWTH PORTFOLIO -     ENTERPRISE PORTFOLIO -
        PORTFOLIO                   CLASS II SHARES                CLASS I SHARES              CLASS II SHARES
--------------------------    --------------------------    ---------------------------   --------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   (25,444)   $   (15,696)   $   (22,187)   $    (2,750)   $   (90,687)   $   (71,976)   $    (1,092)   $      (251)
   (257,250)      (509,907)         7,276         (1,530)      (490,890)    (1,325,069)         3,289             (3)

    712,551       (329,474)       415,579         16,482      1,981,226     (1,461,927)        13,912         (2,008)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    429,857       (855,077)       400,668         12,202      1,399,649     (2,858,972)        16,109         (2,262)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    221,040         59,187      1,578,432        423,128        664,575        363,294         18,720         35,958

    151,300        156,471        402,821        147,874        715,409        446,909         36,015         22,861
       (818)        (1,005)          (266)           (11)        (2,758)        (3,145)           (32)            --
    (64,551)       (94,912)       (41,892)        (1,167)      (149,665)      (295,249)          (120)            --

   (144,358)      (328,016)      (132,233)            --       (489,001)    (1,159,110)       (47,119)            --
    (18,836)       (30,092)        (1,875)            --        (35,555)       (25,733)            --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    143,777       (238,367)     1,804,987        569,824        703,005       (673,034)         7,464         58,819
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    573,634     (1,093,444)     2,205,655        582,026      2,102,654     (3,532,006)        23,573         56,557

  1,776,415      2,869,859        582,026             --      5,179,788      8,711,794         56,557             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 2,350,049    $ 1,776,415    $ 2,787,681    $   582,026    $ 7,282,442    $ 5,179,788    $    80,130    $    56,557
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                   SMITH BARNEY
                                                 SMALL CAP GROWTH          CONTRAFUND(R) PORTFOLIO -     CONTRAFUND(R) PORTFOLIO -
                                              OPPORTUNITIES PORTFOLIO           SERVICE CLASS                 SERVICE CLASS 2
                                            --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                            -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ..........   $   (34,653)   $    (4,503)   $   (73,401)   $   (26,448)   $   (13,921)   $    (1,762)
  Realized gain (loss) ..................       101,569         (2,980)       (28,365)      (207,843)         3,298           (243)
  Change in unrealized gain (loss)
    on investments ......................       554,869        (73,812)     1,482,096       (190,010)       215,546         (4,398)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       621,785        (81,295)     1,380,330       (424,301)       204,923         (6,403)
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,950,558         71,360      1,799,946        248,431        859,867        318,344
  Participant transfers from other
    funding options .....................     4,561,544        384,020      1,980,721        920,290        233,772         25,231
  Administrative charges ................          (166)           (74)        (1,301)        (1,052)          (152)            (4)
  Contract surrenders ...................       (22,422)       (13,912)      (149,424)      (242,511)       (55,828)          (382)
  Participant transfers to other
    funding options .....................    (1,137,799)       (34,871)      (308,799)      (829,240)       (10,180)            --
  Other payments to participants ........       (19,799)          (174)       (15,999)       (23,631)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     5,331,916        406,349      3,305,144         72,287      1,027,479        343,189
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     5,953,701        325,054      4,685,474       (352,014)     1,232,402        336,786

NET ASSETS:
    Beginning of year ...................       419,849         94,795      3,537,875      3,889,889        336,786             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 6,373,550    $   419,849    $ 8,223,349    $ 3,537,875    $ 1,569,188    $   336,786
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

       DYNAMIC CAPITAL
   APPRECIATION PORTFOLIO -             MID CAP PORTFOLIO -
       SERVICE CLASS 2                    SERVICE CLASS 2                      COMBINED
------------------------------    ------------------------------    ------------------------------
      2003             2002             2003             2002             2003             2002
-------------    -------------    -------------    -------------    -------------    -------------
$      (3,256)   $        (785)   $     (61,320)   $      (3,330)   $    (849,517)   $   2,456,472
          541               78           43,950               54       (4,818,633)     (12,737,211)

       39,688           16,013        1,433,314            3,224      119,326,567      (50,866,811)
-------------    -------------    -------------    -------------    -------------    -------------

       36,973           15,306        1,415,944              (52)     113,658,417      (61,147,550)
-------------    -------------    -------------    -------------    -------------    -------------

       46,271          123,359        3,231,957          323,702      281,909,039       56,032,827

        4,632            2,307        2,843,915          457,029      314,898,583      317,543,373
          (16)              --             (362)             (19)         (94,277)         (67,728)
           --               --          (45,284)            (656)     (15,338,642)     (17,984,239)

           --               --         (602,759)         (17,761)    (162,845,570)    (242,538,519)
           --               --           (5,668)              --       (5,241,317)      (2,188,100)
-------------    -------------    -------------    -------------    -------------    -------------

       50,887          125,666        5,421,799          762,295      413,287,816      110,797,614
-------------    -------------    -------------    -------------    -------------    -------------

       87,860          140,972        6,837,743          762,243      526,946,233       49,650,064

      140,972               --          762,243               --      303,258,887      253,608,823
-------------    -------------    -------------    -------------    -------------    -------------
$     228,832    $     140,972    $   7,599,986    $     762,243    $ 830,205,120    $ 303,258,887
=============    =============    =============    =============    =============    =============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by Travelers Life. Separate Account Ten is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Ten includes the Travelers Vintage II Variable Annuity, Travelers Life & Annuity Vintage II (Series II) Variable Annuity, Travelers Vintage 3 Variable Annuity, Travelers Life & Annuity Vintage L Variable Annuity , Travelers Portfolio Architect 3 Variable Annuity, Travelers Life & Annuity Portfolio Architect L Variable Annuity and Travelers Life & Annuity Pioneer Annuistar Flex Variable Annuity products.

Participant purchase payments applied to Separate Account Ten are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, the investments comprising Separate Account Ten were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Capital Appreciation Fund - Series II *
         AIM V.I. Mid Cap Core Equity Fund - Series II *
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc. (Formerly Alliance
       Variable Product Series Fund, Inc.), Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B (Formerly
           Growth & Income Portfolio - Class B)
         AllianceBernstein Premier Growth Portfolio - Class B (Formerly Premier
           Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF Appreciation Portfolio - Initial Shares (Formerly
           Appreciation Portfolio - Initial Shares)
         Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Formerly
           Small Cap Portfolio - Initial Shares)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Rising Dividends Securities Fund - Class 2 Shares *
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Emerging Growth Fund - Class I Shares Salomon Brothers Variable Emerging Growth Fund - Class II Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares (Formerly Aggressive Growth
           Portfolio - Service Shares)
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio

     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Merrill Lynch Variable Series Funds, Inc., Maryland business trust
         Merrill Lynch Global Allocation V.I. Fund - Class III
         Merrill Lynch Small Cap Value V.I. Fund - Class III
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Capital Appreciation Fund/VA - Service Shares * Oppenheimer Global Securities Fund/VA - Service Shares *
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer America Income VCT Portfolio - Class II Shares *
         Pioneer Balanced VCT Portfolio - Class II Shares *
         Pioneer Emerging Markets VCT Portfolio - Class II Shares *
         Pioneer Equity Income VCT Portfolio - Class II Shares *
         Pioneer Europe VCT Portfolio - Class II Shares *
         Pioneer Fund VCT Portfolio - Class II Shares
         Pioneer Growth Shares VCT Portfolio - Class II Shares *
         Pioneer High Yield VCT Portfolio - Class II Shares
         Pioneer International Value VCT Portfolio - Class II Shares *
         Pioneer Mid Cap Value VCT Portfolio - Class II Shares *
         Pioneer Real Estate Shares VCT Portfolio - Class II Shares *
         Pioneer Small Cap Value VCT Portfolio - Class II Shares *
         Pioneer Small Company VCT Portfolio - Class II Shares *
         Pioneer Strategic Income VCT Portfolio - Class II Shares *
         Pioneer Value VCT Portfolio - Class II Shares *
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares (Formerly Putnam VT
           Voyager II Fund - Class IB Shares)
         Putnam VT International Equity Fund - Class IB Shares (Formerly Putnam
           VT International Growth Fund - Class IB Shares)
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I (Formerly Capital Fund - Class I)
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
         Total Return Fund - Class II
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust,
       Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         Pioneer Fund Portfolio
         Travelers Quality Bond Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Strategic Equity Portfolio (Formerly Alliance Growth Portfolio) Travelers Managed Income Portfolio
         Van Kampen Enterprise Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

     * No assets for the period

The following is a summary of significant accounting policies consistently followed by Separate Account Ten in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Ten form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Ten. Separate Account Ten is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account Ten adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $528,726,483 and $115,494,138 respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $804,574,788 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $47,667,250. Gross unrealized depreciation for all investments at December 31, 2003 was $21,838,631.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)
-     Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
-     Guaranteed  Minimum Withdrawal  Benefit,  if elected by the contract owner
      (GMWB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Annual Step up (SU), Deferred Annual Step up (D), and Roll up (R). In products where there is one death benefit only, the "Dth Ben" column is blank.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                          TEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Asset-based Charges
                                                                        ------------------------------------------------------------
                                                                                          Optional Features            Total
Separate Account Charge (1)          Dth                                ------------------------------------------------------------
     (as identified in Note 4)       Ben  Product                        M&E       ADM    E.S.P.      GMWB            Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.30%         S   Vintage II                    1.15%     0.15%                                1.30%

Separate Account Charge 1.40%        SU   Vintage II                    1.25%     0.15%                                1.40%
                                      S   Vintage II (Series II)        1.25%     0.15%                                1.40%

Separate Account Charge 1.50%         S   Vintage II                    1.15%     0.15%     0.20%                      1.50%
                                     SU   Vintage II (Series II)        1.35%     0.15%                                1.50%

Separate Account Charge 1.55%         R   Vintage II                    1.40%     0.15%                                1.55%
                                      S   Vintage II (Series II)        1.25%     0.15%     0.15%                      1.55%

Separate Account Charge 1.60%        SU   Vintage II                    1.25%     0.15%     0.20%                      1.60%

Separate Account Charge 1.65%        SU   Vintage II (Series II)        1.35%     0.15%     0.15%                      1.65%

Separate Account Charge 1.70%         S   Vintage II                    1.15%     0.15%              0.40%             1.70%
                                      R   Vintage II (Series II)        1.55%     0.15%                                1.70%

Separate Account Charge 1.75%         R   Vintage II                    1.40%     0.15%     0.20%                      1.75%
                                      D   Portfolio Architect L         1.60%     0.15%                                1.75%

Separate Account Charge 1.80%        SU   Vintage II                    1.25%     0.15%              0.40%             1.80%
                                      S   Vintage II (Series II)        1.25%     0.15%              0.40%             1.80%

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                          TEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Asset-based Charges
                                                                        ------------------------------------------------------------
                                                                                          Optional Features            Total
Separate Account Charge (1)          Dth                                ------------------------------------------------------------
     (as identified in Note 4)       Ben  Product                        M&E       ADM    E.S.P.      GMWB            Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.85%         R   Vintage II (Series II)        1.55%     0.15%     0.15%                      1.85%
                                     SU   Portfolio Architect L         1.70%     0.15%                                1.85%
                                     SU   Pioneer AnnuiStar Flex        1.70%     0.15%                                1.85%
                                     SU   Vintage L                     1.70%     0.15%                                1.85%
                                          Portfolio Architect 3         1.70%     0.15%                                1.85%
                                          Vintage 3                     1.70%     0.15%                                1.85%

Separate Account Charge 1.90%         S   Vintage II                    1.15%     0.15%     0.20%    0.40%             1.90%
                                     SU   Vintage II (Series II)        1.35%     0.15%              0.40%             1.90%

Separate Account Charge 1.95%         R   Vintage II                    1.40%     0.15%              0.40%             1.95%
                                      S   Vintage II (Series II)        1.25%     0.15%     0.15%    0.40%             1.95%
                                      D   Portfolio Architect L         1.60%     0.15%     0.20%                      1.95%

Separate Account Charge 2.00%        SU   Vintage II                    1.25%     0.15%     0.20%    0.40%             2.00%
                                     SU   Vintage L                     1.70%     0.15%     0.15%                      2.00%

Separate Account Charge 2.05%        SU   Vintage II (Series II)        1.35%     0.15%     0.15%    0.40%             2.05%
                                     SU   Portfolio Architect L         1.70%     0.15%     0.20%                      2.05%
                                      R   Portfolio Architect L         1.90%     0.15%                                2.05%
                                     SU   Pioneer AnnuiStar Flex        1.70%     0.15%     0.20%                      2.05%
                                      R   Pioneer AnnuiStar Flex        1.90%     0.15%                                2.05%
                                      R   Vintage L                     1.90%     0.15%                                2.05%
                                          Portfolio Architect 3         1.70%     0.15%     0.20%                      2.05%
                                          Vintage 3                     1.70%     0.15%     0.20%                      2.05%

Separate Account Charge 2.10%         R   Vintage II (Series II)        1.55%     0.15%              0.40%             2.10%

Separate Account Charge 2.15%         R   Vintage II                    1.40%     0.15%     0.20%    0.40%             2.15%
                                      D   Portfolio Architect L         1.60%     0.15%              0.40%             2.15%

Separate Account Charge 2.20%         R   Vintage L                     1.90%     0.15%     0.15%                      2.20%

Separate Account Charge 2.25%         R   Vintage II (Series II)        1.55%     0.15%     0.15%    0.40%             2.25%
                                     SU   Portfolio Architect L         1.70%     0.15%              0.40%             2.25%
                                      R   Portfolio Architect L         1.90%     0.15%     0.20%                      2.25%
                                     SU   Pioneer AnnuiStar Flex        1.70%     0.15%              0.40%             2.25%
                                      R   Pioneer AnnuiStar Flex        1.90%     0.15%     0.20%                      2.25%
                                     SU   Vintage L                     1.70%     0.15%              0.40%             2.25%
                                          Portfolio Architect 3         1.70%     0.15%              0.40%             2.25%
                                          Vintage 3                     1.70%     0.15%              0.40%             2.25%

Separate Account Charge 2.35%         D   Portfolio Architect L         1.60%     0.15%     0.20%    0.40%             2.35%

Separate Account Charge 2.40%        SU   Vintage L                     1.70%     0.15%     0.15%    0.40%             2.40%

Separate Account Charge 2.45%        SU   Portfolio Architect L         1.70%     0.15%     0.20%    0.40%             2.45%
                                     SU   Pioneer AnnuiStar Flex        1.70%     0.15%     0.20%    0.40%             2.45%
                                      R   Pioneer AnnuiStar Flex        1.90%     0.15%              0.40%             2.45%
                                      R   Vintage L                     1.90%     0.15%              0.40%             2.45%
                                          Portfolio Architect 3         1.70%     0.15%     0.20%    0.40%             2.45%
                                          Vintage 3                     1.70%     0.15%     0.20%    0.40%             2.45%

Separate Account Charge 2.60%         R   Vintage L                     1.90%     0.15%     0.15%    0.40%             2.60%

Separate Account Charge 2.65%         R   Portfolio Architect L         1.90%     0.15%     0.20%    0.40%             2.65%
                                      R   Pioneer AnnuiStar Flex        1.90%     0.15%     0.20%    0.40%             2.65%
------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 4.
------------------------------------------------------------------------------------------------------------------------------------

For contracts in the accumulation phase with a value less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments are withdrawn prior to the specified time periods listed below. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge assessed if withdrawals are taken within the same specified time periods listed below. These charges are assessed through the redemption of units.

-----------------------------------------------------------------------------------------------------------
Product                              Withdrawal/Surrender Charges (as a percentage of the amount withdrawn)
-----------------------------------------------------------------------------------------------------------
Pioneer AnnuiStar Flex               Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect L                Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect 3                Up to 6% decreasing to 0% in years 4 and later
Vintage L                            Up to 6% decreasing to 0% in years 5 and later
Vintage II                           Up to 6% decreasing to 0% in years 8 and later
Vintage II (Series II)               Up to 6% decreasing to 0% in years 8 and later
Vintage 3                            Up to 6% decreasing to 0% in years 4 and later
-----------------------------------------------------------------------------------------------------------

Withdrawal/surrender charges assessed were, $412,082 and $659,734 for the years ended December 31, 2003 and December 31, 2002 respectively. These charges are included in contract surrenders and other payments to participants on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Capital Appreciation Fund
   Separate Account Charges 1.30% ................               --              --   $ 0.962       $          --          $     --
   Separate Account Charges 1.40% ................               --              --     0.960                  --                --
   Separate Account Charges 1.50% ................               --              --     0.958                  --                --
   Separate Account Charges 1.55% ................               --              --     0.957                  --                --
   Separate Account Charges 1.60% ................               --              --     0.957                  --                --
   Separate Account Charges 1.65% ................               --              --     1.147                  --                --
   Separate Account Charges 1.70% ................               --              --     1.189                  --                --
   Separate Account Charges 1.75% ................               --              --     0.954                  --                --
   Separate Account Charges 1.80% ................               --              --     1.188                  --                --
   Separate Account Charges 1.85% ................          276,632              --     0.952             263,441                --
   Separate Account Charges 1.90% ................               --              --     1.187                  --                --
   Separate Account Charges 1.95% ................               --              --     1.186                  --                --
   Separate Account Charges 2.00% ................               --              --     1.186                  --                --
   Separate Account Charges 2.05% ................           47,448              --     0.949              45,026                --
   Separate Account Charges 2.10% ................               --              --     1.145                  --                --
   Separate Account Charges 2.15% ................               --              --     1.184                  --                --
   Separate Account Charges 2.20% ................               --              --     1.144                  --                --
   Separate Account Charges 2.25% ................           62,961              --     1.183              74,460                --
   Separate Account Charges 2.40% ................               --              --     1.143                  --                --
   Separate Account Charges 2.45% ................              785              --     1.180                 926                --
   Separate Account Charges 2.60% ................               --              --     1.142                  --                --

Money Market Portfolio
   Separate Account Charges 1.30% ................               --              --     0.995                  --                --
   Separate Account Charges 1.40% ................               --              --     0.993                  --                --
   Separate Account Charges 1.50% ................               --              --     0.992                  --                --
   Separate Account Charges 1.55% ................               --              --     0.991                  --                --
   Separate Account Charges 1.60% ................               --              --     0.990                  --                --
   Separate Account Charges 1.65% ................               --              --     0.996                  --                --
   Separate Account Charges 1.70% ................               --              --     0.991                  --                --
   Separate Account Charges 1.75% ................               --              --     0.987                  --                --
   Separate Account Charges 1.80% ................               --              --     0.989                  --                --
   Separate Account Charges 1.85% ................          855,860              --     0.986             843,536                --
   Separate Account Charges 1.90% ................               --              --     0.988                  --                --
   Separate Account Charges 1.95% ................               --              --     0.988                  --                --
   Separate Account Charges 2.00% ................               --              --     0.987                  --                --
   Separate Account Charges 2.05% ................          486,707              --     0.982             478,017                --
   Separate Account Charges 2.10% ................               --              --     0.994                  --                --
   Separate Account Charges 2.15% ................          477,541              --     0.986             470,821                --
   Separate Account Charges 2.20% ................               --              --     0.994                  --                --
   Separate Account Charges 2.25% ................          536,126              --     0.985             528,033                --
   Separate Account Charges 2.40% ................               --              --     0.993                  --                --
   Separate Account Charges 2.45% ................           11,760              --     0.983              11,559                --
   Separate Account Charges 2.60% ................               --              --     0.992                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
   Separate Account Charges 1.30% ..................        224,709              --   $ 0.753       $     169,133          $     --
   Separate Account Charges 1.40% ..................        151,552              --     0.751             113,766                --
   Separate Account Charges 1.50% ..................             --              --     0.769                  --                --
   Separate Account Charges 1.55% ..................        473,825              --     0.748             354,264                --
   Separate Account Charges 1.60% ..................         13,599              --     0.767              10,426                --
   Separate Account Charges 1.65% ..................             --              --     1.114                  --                --
   Separate Account Charges 1.70% ..................          7,513              --     1.184               8,899                --
   Separate Account Charges 1.75% ..................             --              --     0.764                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.183                  --                --
   Separate Account Charges 1.85% ..................        443,311              --     0.960             425,713                --
   Separate Account Charges 1.90% ..................             --              --     1.182                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.181                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.181                  --                --
   Separate Account Charges 2.05% ..................        329,058              --     0.956             314,569                --
   Separate Account Charges 2.10% ..................             --              --     1.112                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.179                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.111                  --                --
   Separate Account Charges 2.25% ..................         26,411              --     1.178              31,102                --
   Separate Account Charges 2.40% ..................             --              --     1.110                  --                --
   Separate Account Charges 2.45% ..................         19,935              --     1.175              23,426                --
   Separate Account Charges 2.60% ..................             --              --     1.110                  --                --

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
   Separate Account Charges 1.30% ..................        202,171              --     1.029             208,002                --
   Separate Account Charges 1.40% ..................        354,634              --     1.027             364,254                --
   Separate Account Charges 1.50% ..................            868              --     1.025                 890                --
   Separate Account Charges 1.55% ..................         76,133              --     1.025              78,001                --
   Separate Account Charges 1.60% ..................         17,723              --     1.024              18,143                --
   Separate Account Charges 1.65% ..................             --              --     1.122                  --                --
   Separate Account Charges 1.70% ..................        274,945              --     1.248             343,135                --
   Separate Account Charges 1.75% ..................          7,774              --     1.021               7,938                --
   Separate Account Charges 1.80% ..................        121,106              --     1.247             150,985                --
   Separate Account Charges 1.85% ..................      1,180,761              --     1.019           1,203,713                --
   Separate Account Charges 1.90% ..................         17,824              --     1.245              22,199                --
   Separate Account Charges 1.95% ..................         17,243              --     1.245              21,463                --
   Separate Account Charges 2.00% ..................          2,259              --     1.244               2,811                --
   Separate Account Charges 2.05% ..................        182,023              --     1.016             184,944                --
   Separate Account Charges 2.10% ..................             --              --     1.120                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.242                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.119                  --                --
   Separate Account Charges 2.25% ..................        854,793              --     1.241           1,060,704                --
   Separate Account Charges 2.40% ..................          2,538              --     1.119               2,839                --
   Separate Account Charges 2.45% ..................         88,029              --     1.238             109,007                --
   Separate Account Charges 2.60% ..................             --              --     1.118                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
AllianceBernstein Variable Product Series Fund, Inc. (continued)
  AllianceBernstein Premier Growth Portfolio - Class B
   Separate Account Charges 1.30% ..................      4,417,255              --   $ 0.628       $   2,772,553          $     --
   Separate Account Charges 1.40% ..................      3,382,923              --     0.625           2,114,518                --
   Separate Account Charges 1.50% ..................         18,349              --     0.734              13,464                --
   Separate Account Charges 1.55% ..................      1,149,526              --     0.621             714,047                --
   Separate Account Charges 1.60% ..................         43,618              --     0.732              31,926                --
   Separate Account Charges 1.65% ..................             --              --     1.095                  --                --
   Separate Account Charges 1.70% ..................         30,046              --     1.150              34,540                --
   Separate Account Charges 1.75% ..................             --              --     0.729                  --                --
   Separate Account Charges 1.80% ..................         62,953              --     1.148              72,293                --
   Separate Account Charges 1.85% ..................        483,364              --     0.973             470,106                --
   Separate Account Charges 1.90% ..................             --              --     1.147                  --                --
   Separate Account Charges 1.95% ..................          4,728              --     1.147               5,421                --
   Separate Account Charges 2.00% ..................             --              --     1.146                  --                --
   Separate Account Charges 2.05% ..................        394,719              --     0.968             382,158                --
   Separate Account Charges 2.10% ..................             --              --     1.093                  --                --
   Separate Account Charges 2.15% ..................          1,664              --     1.144               1,903                --
   Separate Account Charges 2.20% ..................             --              --     1.092                  --                --
   Separate Account Charges 2.25% ..................        168,663              --     1.143             192,781                --
   Separate Account Charges 2.40% ..................         54,932              --     1.092              59,960                --
   Separate Account Charges 2.45% ..................         27,611              --     1.141              31,493                --
   Separate Account Charges 2.60% ..................             --              --     1.091                  --                --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
   Separate Account Charges 1.30% ..................      4,013,956              --     0.924           3,707,508                --
   Separate Account Charges 1.40% ..................      6,679,967              --     0.920           6,144,636                --
   Separate Account Charges 1.50% ..................         76,683              --     1.002              76,807                --
   Separate Account Charges 1.55% ..................      1,189,877              --     0.914           1,087,751                --
   Separate Account Charges 1.60% ..................        106,944              --     0.999             106,843                --
   Separate Account Charges 1.65% ..................          2,250              --     1.189               2,676                --
   Separate Account Charges 1.70% ..................        654,083              --     1.309             856,474                --
   Separate Account Charges 1.75% ..................         44,490              --     0.995              44,278                --
   Separate Account Charges 1.80% ..................        383,912              --     1.308             502,184                --
   Separate Account Charges 1.85% ..................      1,577,762              --     1.322           2,085,372                --
   Separate Account Charges 1.90% ..................         43,010              --     1.307              56,201                --
   Separate Account Charges 1.95% ..................             --              --     1.306                  --                --
   Separate Account Charges 2.00% ..................         19,446              --     1.305              25,385                --
   Separate Account Charges 2.05% ..................      1,046,278              --     1.316           1,376,640                --
   Separate Account Charges 2.10% ..................         75,501              --     1.187              89,644                --
   Separate Account Charges 2.15% ..................         36,452              --     1.303              47,509                --
   Separate Account Charges 2.20% ..................             --              --     1.187                  --                --
   Separate Account Charges 2.25% ..................      2,711,712              --     1.302           3,530,587                --
   Separate Account Charges 2.40% ..................         42,498              --     1.186              50,400                --
   Separate Account Charges 2.45% ..................        579,425              --     1.299             752,831                --
   Separate Account Charges 2.60% ..................         14,783              --     1.185              17,519                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
American Funds Insurance Series (continued)
  Growth Fund - Class 2 Shares
   Separate Account Charges 1.30% ..................      9,674,784              --   $ 0.979       $   9,473,713          $     --
   Separate Account Charges 1.40% ..................      8,937,082              --     0.975           8,715,300                --
   Separate Account Charges 1.50% ..................        268,895              --     0.875             235,275                --
   Separate Account Charges 1.55% ..................      3,511,737              --     0.969           3,403,340                --
   Separate Account Charges 1.60% ..................        285,805              --     0.873             249,430                --
   Separate Account Charges 1.65% ..................          8,969              --     1.151              10,323                --
   Separate Account Charges 1.70% ..................      2,250,697              --     1.292           2,908,308                --
   Separate Account Charges 1.75% ..................        282,266              --     0.869             245,394                --
   Separate Account Charges 1.80% ..................      1,793,446              --     1.291           2,315,048                --
   Separate Account Charges 1.85% ..................      6,289,036              --     1.233           7,754,946                --
   Separate Account Charges 1.90% ..................        185,151              --     1.289             238,750                --
   Separate Account Charges 1.95% ..................        233,269              --     1.289             300,640                --
   Separate Account Charges 2.00% ..................         44,303              --     1.288              57,069                --
   Separate Account Charges 2.05% ..................      2,615,035              --     1.227           3,209,916                --
   Separate Account Charges 2.10% ..................         87,646              --     1.149             100,695                --
   Separate Account Charges 2.15% ..................         70,233              --     1.286              90,330                --
   Separate Account Charges 2.20% ..................         37,830              --     1.148              43,444                --
   Separate Account Charges 2.25% ..................     10,866,088              --     1.285          13,960,728                --
   Separate Account Charges 2.40% ..................         77,164              --     1.148              88,549                --
   Separate Account Charges 2.45% ..................      1,571,576              --     1.282           2,014,989                --
   Separate Account Charges 2.60% ..................         52,996              --     1.147              60,767                --
  Growth-Income Fund - Class 2 Shares
   Separate Account Charges 1.30% ..................      9,723,749              --     1.181          11,485,050                --
   Separate Account Charges 1.40% ..................      9,670,875              --     1.176          11,374,862                --
   Separate Account Charges 1.50% ..................        591,132              --     1.005             594,370                --
   Separate Account Charges 1.55% ..................      2,496,903              --     1.169           2,918,670                --
   Separate Account Charges 1.60% ..................        236,279              --     1.003             236,965                --
   Separate Account Charges 1.65% ..................         13,704              --     1.149              15,739                --
   Separate Account Charges 1.70% ..................      2,663,026              --     1.265           3,367,846                --
   Separate Account Charges 1.75% ..................        346,058              --     0.999             345,737                --
   Separate Account Charges 1.80% ..................      2,198,088              --     1.263           2,776,974                --
   Separate Account Charges 1.85% ..................      6,886,746              --     1.191           8,203,738                --
   Separate Account Charges 1.90% ..................        203,537              --     1.262             256,873                --
   Separate Account Charges 1.95% ..................        359,401              --     1.261             453,342                --
   Separate Account Charges 2.00% ..................         44,174              --     1.261              55,691                --
   Separate Account Charges 2.05% ..................      4,287,113              --     1.186           5,083,868                --
   Separate Account Charges 2.10% ..................         87,906              --     1.147             100,788                --
   Separate Account Charges 2.15% ..................        144,983              --     1.259             182,499                --
   Separate Account Charges 2.20% ..................         38,300              --     1.146              43,896                --
   Separate Account Charges 2.25% ..................     13,557,952              --     1.257          17,048,620                --
   Separate Account Charges 2.40% ..................        266,304              --     1.145             304,976                --
   Separate Account Charges 2.45% ..................      2,119,583              --     1.255           2,659,747                --
   Separate Account Charges 2.60% ..................         90,555              --     1.144             103,625                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Credit Suisse Trust
  Emerging Markets Portfolio
   Separate Account Charges 1.30% ..................             --              --   $ 1.134       $          --          $     --
   Separate Account Charges 1.40% ..................             --              --     1.132                  --                --
   Separate Account Charges 1.50% ..................             --              --     1.130                  --                --
   Separate Account Charges 1.55% ..................             --              --     1.129                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.128                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.225                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.380                  --                --
   Separate Account Charges 1.75% ..................             --              --     1.125                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.378                  --                --
   Separate Account Charges 1.85% ..................        107,770              --     1.123             121,040                --
   Separate Account Charges 1.90% ..................             --              --     1.377                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.376                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.375                  --                --
   Separate Account Charges 2.05% ..................          3,768              --     1.119               4,218                --
   Separate Account Charges 2.10% ..................             --              --     1.223                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.373                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.223                  --                --
   Separate Account Charges 2.25% ..................             --              --     1.372                  --                --
   Separate Account Charges 2.40% ..................             --              --     1.222                  --                --
   Separate Account Charges 2.45% ..................          2,067              --     1.369               2,830                --
   Separate Account Charges 2.60% ..................             --              --     1.221                  --                --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
   Separate Account Charges 1.30% ..................             --              --     1.267                  --                --
   Separate Account Charges 1.40% ..................             --              --     1.265                  --                --
   Separate Account Charges 1.50% ..................             --              --     1.262                  --                --
   Separate Account Charges 1.55% ..................             --              --     1.261                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.260                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.145                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.325                  --                --
   Separate Account Charges 1.75% ..................             --              --     1.257                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.323                  --                --
   Separate Account Charges 1.85% ..................        420,706              --     1.255             527,798                --
   Separate Account Charges 1.90% ..................             --              --     1.322                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.321                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.321                  --                --
   Separate Account Charges 2.05% ..................        324,500              --     1.250             405,675                --
   Separate Account Charges 2.10% ..................             --              --     1.143                  --                --
   Separate Account Charges 2.15% ..................          4,827              --     1.319               6,364                --
   Separate Account Charges 2.20% ..................             --              --     1.142                  --                --
   Separate Account Charges 2.25% ..................        376,156              --     1.317             495,458                --
   Separate Account Charges 2.40% ..................             --              --     1.142                  --                --
   Separate Account Charges 2.45% ..................        116,510              --     1.314             153,142                --
   Separate Account Charges 2.60% ..................             --              --     1.141                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
   Separate Account Charges 1.30% ..................             --              --   $ 0.960       $          --          $     --
   Separate Account Charges 1.40% ..................             --              --     0.958                  --                --
   Separate Account Charges 1.50% ..................             --              --     0.957                  --                --
   Separate Account Charges 1.55% ..................             --              --     0.956                  --                --
   Separate Account Charges 1.60% ..................             --              --     0.955                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.114                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.157                  --                --
   Separate Account Charges 1.75% ..................             --              --     0.953                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.156                  --                --
   Separate Account Charges 1.85% ..................        229,583              --     0.951             218,315                --
   Separate Account Charges 1.90% ..................             --              --     1.154                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.154                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.153                  --                --
   Separate Account Charges 2.05% ..................         48,091              --     0.948              45,570                --
   Separate Account Charges 2.10% ..................             --              --     1.112                  --                --
   Separate Account Charges 2.15% ..................          1,366              --     1.151               1,573                --
   Separate Account Charges 2.20% ..................             --              --     1.112                  --                --
   Separate Account Charges 2.25% ..................        136,435              --     1.150             156,924                --
   Separate Account Charges 2.40% ..................             --              --     1.111                  --                --
   Separate Account Charges 2.45% ..................          2,694              --     1.148               3,093                --
   Separate Account Charges 2.60% ..................             --              --     1.110                  --                --
  Dreyfus VIF Developing Leaders Portfolio - Initial
    Shares
   Separate Account Charges 1.30% ..................             --              --     0.982                  --                --
   Separate Account Charges 1.40% ..................             --              --     0.980                  --                --
   Separate Account Charges 1.50% ..................             --              --     0.978                  --                --
   Separate Account Charges 1.55% ..................             --              --     0.977                  --                --
   Separate Account Charges 1.60% ..................             --              --     0.977                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.150                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.264                  --                --
   Separate Account Charges 1.75% ..................             --              --     0.974                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.263                  --                --
   Separate Account Charges 1.85% ..................        795,333              --     0.972             773,261                --
   Separate Account Charges 1.90% ..................             --              --     1.262                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.261                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.260                  --                --
   Separate Account Charges 2.05% ..................         87,565              --     0.969              84,834                --
   Separate Account Charges 2.10% ..................             --              --     1.148                  --                --
   Separate Account Charges 2.15% ..................         17,946              --     1.258              22,582                --
   Separate Account Charges 2.20% ..................             --              --     1.148                  --                --
   Separate Account Charges 2.25% ..................        230,557              --     1.257             289,821                --
   Separate Account Charges 2.40% ..................             --              --     1.147                  --                --
   Separate Account Charges 2.45% ..................          3,495              --     1.254               4,384                --
   Separate Account Charges 2.60% ..................             --              --     1.146                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
   Separate Account Charges 1.30% ..................      2,521,774              --   $ 0.799       $   2,013,968          $     --
   Separate Account Charges 1.40% ..................      1,673,524              --     0.795           1,330,976                --
   Separate Account Charges 1.50% ..................         28,472              --     0.884              25,171                --
   Separate Account Charges 1.55% ..................      1,130,463              --     0.790             893,527                --
   Separate Account Charges 1.60% ..................         75,119              --     0.882              66,240                --
   Separate Account Charges 1.65% ..................             --              --     1.194                  --                --
   Separate Account Charges 1.70% ..................        253,481              --     1.307             331,370                --
   Separate Account Charges 1.75% ..................         60,977              --     0.878              53,563                --
   Separate Account Charges 1.80% ..................        359,119              --     1.306             468,978                --
   Separate Account Charges 1.85% ..................        907,594              --     1.158           1,050,845                --
   Separate Account Charges 1.90% ..................         46,073              --     1.305              60,105                --
   Separate Account Charges 1.95% ..................         47,809              --     1.304              62,337                --
   Separate Account Charges 2.00% ..................         12,822              --     1.303              16,709                --
   Separate Account Charges 2.05% ..................        155,747              --     1.153             179,517                --
   Separate Account Charges 2.10% ..................         72,821              --     1.192              86,826                --
   Separate Account Charges 2.15% ..................          9,365              --     1.301              12,186                --
   Separate Account Charges 2.20% ..................             --              --     1.192                  --                --
   Separate Account Charges 2.25% ..................      2,045,533              --     1.300           2,658,802                --
   Separate Account Charges 2.40% ..................         32,847              --     1.191              39,119                --
   Separate Account Charges 2.45% ..................        328,001              --     1.297             425,454                --
   Separate Account Charges 2.60% ..................          4,453              --     1.190               5,299                --
  Mutual Shares Securities Fund - Class 2 Shares
   Separate Account Charges 1.30% ..................        329,118              --     1.044             343,697                --
   Separate Account Charges 1.40% ..................        528,951              --     1.043             551,452                --
   Separate Account Charges 1.50% ..................         20,308              --     1.041              21,136                --
   Separate Account Charges 1.55% ..................        114,927              --     1.040             119,518                --
   Separate Account Charges 1.60% ..................         18,273              --     1.039              18,987                --
   Separate Account Charges 1.65% ..................             --              --     1.119                  --                --
   Separate Account Charges 1.70% ..................        626,085              --     1.223             766,001                --
   Separate Account Charges 1.75% ..................             --              --     1.036                  --                --
   Separate Account Charges 1.80% ..................        708,807              --     1.222             866,317                --
   Separate Account Charges 1.85% ..................      1,608,369              --     1.035           1,664,280                --
   Separate Account Charges 1.90% ..................         30,032              --     1.221              36,667                --
   Separate Account Charges 1.95% ..................         37,934              --     1.220              46,291                --
   Separate Account Charges 2.00% ..................         13,197              --     1.220              16,096                --
   Separate Account Charges 2.05% ..................        406,480              --     1.031             419,206                --
   Separate Account Charges 2.10% ..................             --              --     1.117                  --                --
   Separate Account Charges 2.15% ..................         60,706              --     1.218              73,926                --
   Separate Account Charges 2.20% ..................             --              --     1.117                  --                --
   Separate Account Charges 2.25% ..................      3,312,164              --     1.217           4,029,267                --
   Separate Account Charges 2.40% ..................          2,701              --     1.116               3,013                --
   Separate Account Charges 2.45% ..................        458,930              --     1.214             557,132                --
   Separate Account Charges 2.60% ..................         24,126              --     1.115              26,901                --
  Templeton Developing Markets Securities Fund -
    Class 2 Shares
   Separate Account Charges 1.30% ..................         82,956              --     1.449             120,189                --
   Separate Account Charges 1.40% ..................         27,124              --     1.448              39,272                --
   Separate Account Charges 1.50% ..................          4,464              --     1.447               6,460                --
   Separate Account Charges 1.55% ..................         45,169              --     1.446              65,333                --
   Separate Account Charges 1.60% ..................             --              --     1.446                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.265                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Developing Markets Securities Fund - Class 2 Shares (continued)
   Separate Account Charges 1.70% ..................         17,279              --   $ 1.445       $      24,968          $     --
   Separate Account Charges 1.75% ..................             --              --     1.444                  --                --
   Separate Account Charges 1.80% ..................         35,449              --     1.444              51,189                --
   Separate Account Charges 1.85% ..................         73,437              --     1.444             106,007                --
   Separate Account Charges 1.90% ..................          2,519              --     1.443               3,635                --
   Separate Account Charges 1.95% ..................             --              --     1.443                  --                --
   Separate Account Charges 2.00% ..................         10,805              --     1.442              15,581                --
   Separate Account Charges 2.05% ..................         22,887              --     1.442              32,994                --
   Separate Account Charges 2.10% ..................             --              --     1.263                  --                --
   Separate Account Charges 2.15% ..................          7,709              --     1.441              11,106                --
   Separate Account Charges 2.20% ..................             --              --     1.262                  --                --
   Separate Account Charges 2.25% ..................        368,518              --     1.440             530,549                --
   Separate Account Charges 2.40% ..................          9,470              --     1.261              11,944                --
   Separate Account Charges 2.45% ..................         44,071              --     1.438              63,363                --
   Separate Account Charges 2.60% ..................             --              --     1.260                  --                --
  Templeton Foreign Securities Fund - Class 2 Shares
   Separate Account Charges 1.30% ..................      2,404,710              --     0.935           2,247,353                --
   Separate Account Charges 1.40% ..................      1,285,352              --     0.931           1,196,221                --
   Separate Account Charges 1.50% ..................         26,203              --     0.935              24,502                --
   Separate Account Charges 1.55% ..................        618,363              --     0.925             571,911                --
   Separate Account Charges 1.60% ..................         10,221              --     0.933               9,533                --
   Separate Account Charges 1.65% ..................          2,264              --     1.177               2,666                --
   Separate Account Charges 1.70% ..................        211,934              --     1.285             272,411                --
   Separate Account Charges 1.75% ..................         77,269              --     0.929              71,794                --
   Separate Account Charges 1.80% ..................        455,252              --     1.284             584,557                --
   Separate Account Charges 1.85% ..................      1,293,188              --     1.177           1,521,930                --
   Separate Account Charges 1.90% ..................         26,793              --     1.283              34,367                --
   Separate Account Charges 1.95% ..................         45,162              --     1.282              57,899                --
   Separate Account Charges 2.00% ..................         42,256              --     1.281              54,145                --
   Separate Account Charges 2.05% ..................        503,783              --     1.172             590,215                --
   Separate Account Charges 2.10% ..................             --              --     1.175                  --                --
   Separate Account Charges 2.15% ..................         18,112              --     1.279              23,172                --
   Separate Account Charges 2.20% ..................             --              --     1.175                  --                --
   Separate Account Charges 2.25% ..................      2,193,501              --     1.278           2,803,371                --
   Separate Account Charges 2.40% ..................         90,643              --     1.174             106,410                --
   Separate Account Charges 2.45% ..................        252,135              --     1.275             321,569                --
   Separate Account Charges 2.60% ..................         13,468              --     1.173              15,798                --
  Templeton Growth Securities Fund - Class 2 Shares
   Separate Account Charges 1.30% ..................             --              --     1.033                  --                --
   Separate Account Charges 1.40% ..................             --              --     1.032                  --                --
   Separate Account Charges 1.50% ..................             --              --     1.030                  --                --
   Separate Account Charges 1.55% ..................             --              --     1.029                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.028                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.163                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.269                  --                --
   Separate Account Charges 1.75% ..................         34,635              --     1.026              35,520                --
   Separate Account Charges 1.80% ..................             --              --     1.267                  --                --
   Separate Account Charges 1.85% ..................        314,762              --     1.024             322,274                --
   Separate Account Charges 1.90% ..................             --              --     1.266                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Growth Securities Fund - Class 2 Shares (continued)
   Separate Account Charges 1.95% ..................             --              --   $ 1.265       $          --          $     --
   Separate Account Charges 2.00% ..................             --              --     1.265                  --                --
   Separate Account Charges 2.05% ..................         27,006              --     1.020              27,559                --
   Separate Account Charges 2.10% ..................             --              --     1.161                  --                --
   Separate Account Charges 2.15% ..................         41,590              --     1.263              52,521                --
   Separate Account Charges 2.20% ..................             --              --     1.161                  --                --
   Separate Account Charges 2.25% ..................         87,223              --     1.262             110,035                --
   Separate Account Charges 2.40% ..................             --              --     1.160                  --                --
   Separate Account Charges 2.45% ..................          2,057              --     1.259               2,589                --
   Separate Account Charges 2.60% ..................             --              --     1.159                  --                --

Greenwich Street Series Fund
  Appreciation Portfolio
   Separate Account Charges 1.30% ..................      3,621,952              --     0.974           3,526,982                --
   Separate Account Charges 1.40% ..................      5,893,049              --     0.970           5,714,831                --
   Separate Account Charges 1.50% ..................        202,023              --     0.936             189,064                --
   Separate Account Charges 1.55% ..................      1,795,814              --     0.964           1,730,686                --
   Separate Account Charges 1.60% ..................         99,884              --     0.933              93,236                --
   Separate Account Charges 1.65% ..................             --              --     1.121                  --                --
   Separate Account Charges 1.70% ..................      1,568,279              --     1.196           1,876,322                --
   Separate Account Charges 1.75% ..................        434,776              --     0.930             404,292                --
   Separate Account Charges 1.80% ..................      1,334,981              --     1.195           1,595,526                --
   Separate Account Charges 1.85% ..................      3,133,227              --     1.125           3,526,273                --
   Separate Account Charges 1.90% ..................        261,139              --     1.194             311,782                --
   Separate Account Charges 1.95% ..................        388,958              --     1.193             464,148                --
   Separate Account Charges 2.00% ..................             --              --     1.193                  --                --
   Separate Account Charges 2.05% ..................      1,269,264              --     1.120           1,422,028                --
   Separate Account Charges 2.10% ..................             --              --     1.119                  --                --
   Separate Account Charges 2.15% ..................         33,097              --     1.191              39,412                --
   Separate Account Charges 2.20% ..................         35,980              --     1.119              40,258                --
   Separate Account Charges 2.25% ..................      3,761,358              --     1.190           4,474,479                --
   Separate Account Charges 2.40% ..................         34,635              --     1.118              38,723                --
   Separate Account Charges 2.45% ..................        501,351              --     1.187             595,167                --
   Separate Account Charges 2.60% ..................         16,356              --     1.117              18,272                --
  Diversified Strategic Income Portfolio
   Separate Account Charges 1.30% ..................      3,034,833              --     1.178           3,576,245                --
   Separate Account Charges 1.40% ..................      1,695,778              --     1.174           1,990,039                --
   Separate Account Charges 1.50% ..................         25,126              --     1.133              28,461                --
   Separate Account Charges 1.55% ..................        595,399              --     1.166             694,383                --
   Separate Account Charges 1.60% ..................          8,632              --     1.130               9,753                --
   Separate Account Charges 1.65% ..................          4,821              --     1.059               5,106                --
   Separate Account Charges 1.70% ..................        402,450              --     1.110             446,655                --
   Separate Account Charges 1.75% ..................        100,103              --     1.126             112,667                --
   Separate Account Charges 1.80% ..................        471,173              --     1.109             522,386                --
   Separate Account Charges 1.85% ..................      1,747,167              --     1.142           1,995,424                --
   Separate Account Charges 1.90% ..................         54,869              --     1.108              60,769                --
   Separate Account Charges 1.95% ..................        110,657              --     1.107             122,494                --
   Separate Account Charges 2.00% ..................             --              --     1.106                  --                --
   Separate Account Charges 2.05% ..................        641,867              --     1.137             729,744                --
   Separate Account Charges 2.10% ..................             --              --     1.057                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Greenwich Street Series Fund (continued)
  Diversified Strategic Income Portfolio (continued)
   Separate Account Charges 2.15% ..................          9,539              --   $ 1.105       $      10,537          $     --
   Separate Account Charges 2.20% ..................             --              --     1.057                  --                --
   Separate Account Charges 2.25% ..................      2,322,849              --     1.103           2,563,219                --
   Separate Account Charges 2.40% ..................             --              --     1.056                  --                --
   Separate Account Charges 2.45% ..................        256,584              --     1.101             282,553                --
   Separate Account Charges 2.60% ..................          6,423              --     1.055               6,777                --
  Equity Index Portfolio - Class II Shares
   Separate Account Charges 1.30% ..................      2,780,248              --     0.798           2,219,088                --
   Separate Account Charges 1.40% ..................      1,910,575              --     0.795           1,518,628                --
   Separate Account Charges 1.50% ..................         14,429              --     0.878              12,675                --
   Separate Account Charges 1.55% ..................        687,394              --     0.790             542,994                --
   Separate Account Charges 1.60% ..................          2,474              --     0.876               2,168                --
   Separate Account Charges 1.65% ..................             --              --     1.132                  --                --
   Separate Account Charges 1.70% ..................        584,084              --     1.214             709,330                --
   Separate Account Charges 1.75% ..................             --              --     0.873                  --                --
   Separate Account Charges 1.80% ..................        656,853              --     1.213             796,877                --
   Separate Account Charges 1.85% ..................      2,036,010              --     1.091           2,220,537                --
   Separate Account Charges 1.90% ..................        332,454              --     1.212             402,903                --
   Separate Account Charges 1.95% ..................        105,766              --     1.211             128,112                --
   Separate Account Charges 2.00% ..................             --              --     1.211                  --                --
   Separate Account Charges 2.05% ..................        389,159              --     1.086             422,507                --
   Separate Account Charges 2.10% ..................             --              --     1.130                  --                --
   Separate Account Charges 2.15% ..................         48,170              --     1.209              58,227                --
   Separate Account Charges 2.20% ..................             --              --     1.129                  --                --
   Separate Account Charges 2.25% ..................      2,335,616              --     1.208           2,820,269                --
   Separate Account Charges 2.40% ..................             --              --     1.128                  --                --
   Separate Account Charges 2.45% ..................         65,914              --     1.205              79,427                --
   Separate Account Charges 2.60% ..................         19,639              --     1.127              22,141                --
  Fundamental Value Portfolio
   Separate Account Charges 1.30% ..................      5,064,535              --     1.226           6,209,773                --
   Separate Account Charges 1.40% ..................      6,391,317              --     1.221           7,804,648                --
   Separate Account Charges 1.50% ..................        720,355              --     0.970             698,887                --
   Separate Account Charges 1.55% ..................      2,047,218              --     1.214           2,484,757                --
   Separate Account Charges 1.60% ..................        224,915              --     0.968             217,655                --
   Separate Account Charges 1.65% ..................          8,914              --     1.171              10,434                --
   Separate Account Charges 1.70% ..................      1,209,826              --     1.316           1,592,683                --
   Separate Account Charges 1.75% ..................        406,144              --     0.964             391,526                --
   Separate Account Charges 1.80% ..................        729,529              --     1.315             959,394                --
   Separate Account Charges 1.85% ..................      4,860,962              --     1.233           5,993,765                --
   Separate Account Charges 1.90% ..................         85,334              --     1.314             112,105                --
   Separate Account Charges 1.95% ..................         21,353              --     1.313              28,037                --
   Separate Account Charges 2.00% ..................             --              --     1.312                  --                --
   Separate Account Charges 2.05% ..................      1,862,138              --     1.227           2,285,703                --
   Separate Account Charges 2.10% ..................          2,903              --     1.169               3,392                --
   Separate Account Charges 2.15% ..................          8,642              --     1.310              11,323                --
   Separate Account Charges 2.20% ..................             --              --     1.168                  --                --
   Separate Account Charges 2.25% ..................      5,155,503              --     1.309           6,748,337                --
   Separate Account Charges 2.40% ..................             --              --     1.167                  --                --
   Separate Account Charges 2.45% ..................        799,789              --     1.306           1,044,703                --
   Separate Account Charges 2.60% ..................         52,593              --     1.166              61,336                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Emerging Growth Fund -
    Class I Shares
   Separate Account Charges 1.30% ..................             --              --   $ 1.049       $          --          $     --
   Separate Account Charges 1.40% ..................             --              --     1.047                  --                --
   Separate Account Charges 1.50% ..................             --              --     1.045                  --                --
   Separate Account Charges 1.55% ..................             --              --     1.044                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.043                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.147                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.308                  --                --
   Separate Account Charges 1.75% ..................             --              --     1.041                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.306                  --                --
   Separate Account Charges 1.85% ..................         48,254              --     1.039              50,133                --
   Separate Account Charges 1.90% ..................             --              --     1.305                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.304                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.304                  --                --
   Separate Account Charges 2.05% ..................          5,467              --     1.035               5,661                --
   Separate Account Charges 2.10% ..................             --              --     1.145                  --                --
   Separate Account Charges 2.15% ..................         21,834              --     1.302              28,421                --
   Separate Account Charges 2.20% ..................             --              --     1.144                  --                --
   Separate Account Charges 2.25% ..................        214,408              --     1.300             278,801                --
   Separate Account Charges 2.40% ..................             --              --     1.144                  --                --
   Separate Account Charges 2.45% ..................          1,981              --     1.298               2,571                --
   Separate Account Charges 2.60% ..................             --              --     1.143                  --                --
  Salomon Brothers Variable Emerging Growth Fund -
    Class II Shares
   Separate Account Charges 1.30% ..................             --              --     1.057                  --                --
   Separate Account Charges 1.40% ..................             --              --     1.057                  --                --
   Separate Account Charges 1.50% ..................             --              --     1.057                  --                --
   Separate Account Charges 1.55% ..................             --              --     1.057                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.057                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.057                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.057                  --                --
   Separate Account Charges 1.75% ..................         12,551              --     1.057              13,262                --
   Separate Account Charges 1.80% ..................             --              --     1.057                  --                --
   Separate Account Charges 1.85% ..................             --              --     1.057                  --                --
   Separate Account Charges 1.90% ..................             --              --     1.057                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.056                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.056                  --                --
   Separate Account Charges 2.05% ..................             --              --     1.056                  --                --
   Separate Account Charges 2.10% ..................             --              --     1.056                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.056                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.056                  --                --
   Separate Account Charges 2.25% ..................             --              --     1.056                  --                --
   Separate Account Charges 2.40% ..................             --              --     1.056                  --                --
   Separate Account Charges 2.45% ..................             --              --     1.056                  --                --
   Separate Account Charges 2.60% ..................             --              --     1.056                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
   Separate Account Charges 1.30% ..................             --              --   $ 1.029       $          --          $     --
   Separate Account Charges 1.40% ..................             --              --     1.027                  --                --
   Separate Account Charges 1.50% ..................             --              --     1.025                  --                --
   Separate Account Charges 1.55% ..................             --              --     1.024                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.024                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.127                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.238                  --                --
   Separate Account Charges 1.75% ..................             --              --     1.021                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.237                  --                --
   Separate Account Charges 1.85% ..................         31,671              --     1.019              32,283                --
   Separate Account Charges 1.90% ..................             --              --     1.235                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.235                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.234                  --                --
   Separate Account Charges 2.05% ..................          2,931              --     1.016               2,977                --
   Separate Account Charges 2.10% ..................             --              --     1.125                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.232                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.124                  --                --
   Separate Account Charges 2.25% ..................         33,306              --     1.231              40,994                --
   Separate Account Charges 2.40% ..................             --              --     1.124                  --                --
   Separate Account Charges 2.45% ..................            211              --     1.228                 260                --
   Separate Account Charges 2.60% ..................             --              --     1.123                  --                --

Janus Aspen Series
  Balanced Portfolio - Service Shares
   Separate Account Charges 1.30% ..................             --              --     1.028                  --                --
   Separate Account Charges 1.40% ..................             --              --     1.026                  --                --
   Separate Account Charges 1.50% ..................             --              --     1.024                  --                --
   Separate Account Charges 1.55% ..................             --              --     1.024                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.023                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.078                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.112                  --                --
   Separate Account Charges 1.75% ..................             --              --     1.020                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.111                  --                --
   Separate Account Charges 1.85% ..................        226,802              --     1.018             230,910                --
   Separate Account Charges 1.90% ..................             --              --     1.109                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.109                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.108                  --                --
   Separate Account Charges 2.05% ..................         12,720              --     1.015              12,905                --
   Separate Account Charges 2.10% ..................             --              --     1.077                  --                --
   Separate Account Charges 2.15% ..................          2,886              --     1.106               3,194                --
   Separate Account Charges 2.20% ..................             --              --     1.076                  --                --
   Separate Account Charges 2.25% ..................        675,884              --     1.105             747,078                --
   Separate Account Charges 2.40% ..................             --              --     1.075                  --                --
   Separate Account Charges 2.45% ..................         27,518              --     1.103              30,353                --
   Separate Account Charges 2.60% ..................             --              --     1.074                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Janus Aspen Series (continued)
  Global Life Sciences Portfolio - Service Shares
   Separate Account Charges 1.30% ..................             --              --   $ 0.919       $          --          $     --
   Separate Account Charges 1.40% ..................             --              --     0.917                  --                --
   Separate Account Charges 1.50% ..................             --              --     0.915                  --                --
   Separate Account Charges 1.55% ..................             --              --     0.915                  --                --
   Separate Account Charges 1.60% ..................             --              --     0.914                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.119                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.226                  --                --
   Separate Account Charges 1.75% ..................             --              --     0.911                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.225                  --                --
   Separate Account Charges 1.85% ..................         12,999              --     0.910              11,827                --
   Separate Account Charges 1.90% ..................             --              --     1.224                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.223                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.223                  --                --
   Separate Account Charges 2.05% ..................             --              --     0.907                  --                --
   Separate Account Charges 2.10% ..................             --              --     1.117                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.221                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.116                  --                --
   Separate Account Charges 2.25% ..................         34,672              --     1.219              42,278                --
   Separate Account Charges 2.40% ..................             --              --     1.115                  --                --
   Separate Account Charges 2.45% ..................          2,687              --     1.217               3,270                --
   Separate Account Charges 2.60% ..................             --              --     1.115                  --                --
  Global Technology Portfolio - Service Shares
   Separate Account Charges 1.30% ..................             --              --     0.905                  --                --
   Separate Account Charges 1.40% ..................             --              --     0.904                  --                --
   Separate Account Charges 1.50% ..................             --              --     0.902                  --                --
   Separate Account Charges 1.55% ..................             --              --     0.902                  --                --
   Separate Account Charges 1.60% ..................             --              --     0.901                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.201                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.360                  --                --
   Separate Account Charges 1.75% ..................             --              --     0.898                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.359                  --                --
   Separate Account Charges 1.85% ..................        111,827              --     0.897             100,280                --
   Separate Account Charges 1.90% ..................             --              --     1.357                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.357                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.356                  --                --
   Separate Account Charges 2.05% ..................         36,011              --     0.894              32,180                --
   Separate Account Charges 2.10% ..................             --              --     1.199                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.354                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.199                  --                --
   Separate Account Charges 2.25% ..................         31,662              --     1.352              42,819                --
   Separate Account Charges 2.40% ..................             --              --     1.198                  --                --
   Separate Account Charges 2.45% ..................            664              --     1.350                 896                --
   Separate Account Charges 2.60% ..................             --              --     1.197                  --                --
  Mid Cap Growth Portfolio - Service Shares
   Separate Account Charges 1.30% ..................      2,307,386              --     0.379             875,518                --
   Separate Account Charges 1.40% ..................      1,971,237              --     0.378             745,230                --
   Separate Account Charges 1.50% ..................        223,802              --     0.739             165,339                --
   Separate Account Charges 1.55% ..................        691,034              --     0.376             259,807                --
   Separate Account Charges 1.60% ..................             --              --     0.737                  --                --
   Separate Account Charges 1.65% ..................         10,247              --     1.144              11,719                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Janus Aspen Series (continued)
  Mid Cap Growth Portfolio - Service Shares (continued)
   Separate Account Charges 1.70% ..................         38,596              --   $ 1.302       $      50,266          $     --
   Separate Account Charges 1.75% ..................             --              --     0.734                  --                --
   Separate Account Charges 1.80% ..................         46,880              --     1.301              60,993                --
   Separate Account Charges 1.85% ..................        160,435              --     1.081             173,460                --
   Separate Account Charges 1.90% ..................         13,120              --     1.300              17,052                --
   Separate Account Charges 1.95% ..................             --              --     1.299                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.298                  --                --
   Separate Account Charges 2.05% ..................         41,944              --     1.076              45,143                --
   Separate Account Charges 2.10% ..................             --              --     1.142                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.296                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.141                  --                --
   Separate Account Charges 2.25% ..................        210,735              --     1.295             272,892                --
   Separate Account Charges 2.40% ..................             --              --     1.140                  --                --
   Separate Account Charges 2.45% ..................         61,684              --     1.292              79,712                --
   Separate Account Charges 2.60% ..................             --              --     1.139                  --                --
  Worldwide Growth Portfolio - Service Shares
   Separate Account Charges 1.30% ..................             --              --     0.906                  --                --
   Separate Account Charges 1.40% ..................             --              --     0.905                  --                --
   Separate Account Charges 1.50% ..................             --              --     0.903                  --                --
   Separate Account Charges 1.55% ..................             --              --     0.902                  --                --
   Separate Account Charges 1.60% ..................             --              --     0.902                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.143                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.192                  --                --
   Separate Account Charges 1.75% ..................             --              --     0.899                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.190                  --                --
   Separate Account Charges 1.85% ..................         71,689              --     0.898              64,349                --
   Separate Account Charges 1.90% ..................             --              --     1.189                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.188                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.188                  --                --
   Separate Account Charges 2.05% ..................         17,668              --     0.894              15,803                --
   Separate Account Charges 2.10% ..................             --              --     1.141                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.186                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.141                  --                --
   Separate Account Charges 2.25% ..................        190,178              --     1.185             225,317                --
   Separate Account Charges 2.40% ..................             --              --     1.140                  --                --
   Separate Account Charges 2.45% ..................         27,591              --     1.182              32,621                --
   Separate Account Charges 2.60% ..................             --              --     1.139                  --                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
   Separate Account Charges 1.30% ..................         60,086              --     1.337              80,317                --
   Separate Account Charges 1.40% ..................         32,469              --     1.336              43,373                --
   Separate Account Charges 1.50% ..................             --              --     1.335                  --                --
   Separate Account Charges 1.55% ..................          3,288              --     1.334               4,388                --
   Separate Account Charges 1.60% ..................             --              --     1.334                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.175                  --                --
   Separate Account Charges 1.70% ..................         17,332              --     1.333              23,106                --
   Separate Account Charges 1.75% ..................             --              --     1.333                  --                --
   Separate Account Charges 1.80% ..................         34,796              --     1.332              46,356                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Lazard Retirement Series, Inc. (continued)
  Lazard Retirement Small Cap Portfolio (continued)
   Separate Account Charges 1.85% ..................         80,414              --   $ 1.332       $     107,096          $     --
   Separate Account Charges 1.90% ..................          5,427              --     1.331               7,225                --
   Separate Account Charges 1.95% ..................         21,288              --     1.331              28,332                --
   Separate Account Charges 2.00% ..................             --              --     1.330                  --                --
   Separate Account Charges 2.05% ..................          4,618              --     1.330               6,142                --
   Separate Account Charges 2.10% ..................             --              --     1.173                  --                --
   Separate Account Charges 2.15% ..................         13,380              --     1.329              17,784                --
   Separate Account Charges 2.20% ..................             --              --     1.172                  --                --
   Separate Account Charges 2.25% ..................        316,143              --     1.328             419,918                --
   Separate Account Charges 2.40% ..................             --              --     1.172                  --                --
   Separate Account Charges 2.45% ..................         85,337              --     1.326             113,200                --
   Separate Account Charges 2.60% ..................             --              --     1.171                  --                --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
   Separate Account Charges 1.30% ..................         52,729              --     1.245              65,661                --
   Separate Account Charges 1.40% ..................         64,093              --     1.244              79,760                --
   Separate Account Charges 1.50% ..................             --              --     1.244                  --                --
   Separate Account Charges 1.55% ..................         79,663              --     1.243              99,036                --
   Separate Account Charges 1.60% ..................             --              --     1.243                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.142                  --                --
   Separate Account Charges 1.70% ..................        165,186              --     1.242             205,151                --
   Separate Account Charges 1.75% ..................             --              --     1.242                  --                --
   Separate Account Charges 1.80% ..................         99,878              --     1.241             123,959                --
   Separate Account Charges 1.85% ..................        244,665              --     1.241             303,555                --
   Separate Account Charges 1.90% ..................             --              --     1.240                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.240                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.239                  --                --
   Separate Account Charges 2.05% ..................        136,043              --     1.239             168,563                --
   Separate Account Charges 2.10% ..................             --              --     1.140                  --                --
   Separate Account Charges 2.15% ..................         18,755              --     1.238              23,223                --
   Separate Account Charges 2.20% ..................             --              --     1.140                  --                --
   Separate Account Charges 2.25% ..................      2,342,808              --     1.237           2,898,972                --
   Separate Account Charges 2.40% ..................             --              --     1.139                  --                --
   Separate Account Charges 2.45% ..................        321,133              --     1.236             396,839                --
   Separate Account Charges 2.60% ..................         34,762              --     1.138              39,561                --
  Mid-Cap Value Portfolio
   Separate Account Charges 1.30% ..................        163,255              --     1.260             205,775                --
   Separate Account Charges 1.40% ..................        149,364              --     1.260             188,141                --
   Separate Account Charges 1.50% ..................         21,310              --     1.259              26,825                --
   Separate Account Charges 1.55% ..................         44,004              --     1.258              55,373                --
   Separate Account Charges 1.60% ..................          1,147              --     1.258               1,443                --
   Separate Account Charges 1.65% ..................          2,357              --     1.158               2,728                --
   Separate Account Charges 1.70% ..................        233,188              --     1.257             293,138                --
   Separate Account Charges 1.75% ..................             --              --     1.257                  --                --
   Separate Account Charges 1.80% ..................        241,209              --     1.256             303,021                --
   Separate Account Charges 1.85% ..................        316,447              --     1.256             397,407                --
   Separate Account Charges 1.90% ..................          1,278              --     1.255               1,604                --
   Separate Account Charges 1.95% ..................         29,801              --     1.255              37,401                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Lord Abbett Series Fund, Inc. (continued)
  Mid-Cap Value Portfolio (continued)
   Separate Account Charges 2.00% ..................             --              --   $ 1.255       $          --          $     --
   Separate Account Charges 2.05% ..................        241,207              --     1.254             302,512                --
   Separate Account Charges 2.10% ..................             --              --     1.156                  --                --
   Separate Account Charges 2.15% ..................         30,096              --     1.253              37,721                --
   Separate Account Charges 2.20% ..................         32,578              --     1.155              37,636                --
   Separate Account Charges 2.25% ..................      1,952,790              --     1.252           2,445,851                --
   Separate Account Charges 2.40% ..................         22,683              --     1.154              26,185                --
   Separate Account Charges 2.45% ..................        204,552              --     1.251             255,856                --
   Separate Account Charges 2.60% ..................         14,386              --     1.153              16,594                --

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
   Separate Account Charges 1.30% ..................             --              --     1.075                  --                --
   Separate Account Charges 1.40% ..................             --              --     1.074                  --                --
   Separate Account Charges 1.50% ..................             --              --     1.074                  --                --
   Separate Account Charges 1.55% ..................             --              --     1.074                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.074                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.074                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.074                  --                --
   Separate Account Charges 1.75% ..................             --              --     1.074                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.074                  --                --
   Separate Account Charges 1.85% ..................          5,122              --     1.074               5,500                --
   Separate Account Charges 1.90% ..................             --              --     1.074                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.074                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.074                  --                --
   Separate Account Charges 2.05% ..................             --              --     1.074                  --                --
   Separate Account Charges 2.10% ..................             --              --     1.074                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.073                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.073                  --                --
   Separate Account Charges 2.25% ..................         14,159              --     1.073              15,197                --
   Separate Account Charges 2.40% ..................             --              --     1.073                  --                --
   Separate Account Charges 2.45% ..................          2,903              --     1.073               3,115                --
   Separate Account Charges 2.60% ..................             --              --     1.073                  --                --
  Merrill Lynch Small Cap Value V.I. Fund - Class III
   Separate Account Charges 1.30% ..................             --              --     1.068                  --                --
   Separate Account Charges 1.40% ..................             --              --     1.068                  --                --
   Separate Account Charges 1.50% ..................             --              --     1.068                  --                --
   Separate Account Charges 1.55% ..................             --              --     1.067                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.067                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.067                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.067                  --                --
   Separate Account Charges 1.75% ..................             --              --     1.067                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.067                  --                --
   Separate Account Charges 1.85% ..................             --              --     1.067                  --                --
   Separate Account Charges 1.90% ..................             --              --     1.067                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.067                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.067                  --                --
   Separate Account Charges 2.05% ..................             --              --     1.067                  --                --
   Separate Account Charges 2.10% ..................             --              --     1.067                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Merrill Lynch Variable Series Funds, Inc. (continued)
  Merrill Lynch Small Cap Value V.I. Fund - Class III (continued)
   Separate Account Charges 2.15% ..................             --              --   $ 1.067       $          --          $     --
   Separate Account Charges 2.20% ..................             --              --     1.067                  --                --
   Separate Account Charges 2.25% ..................         10,036              --     1.067              10,704                --
   Separate Account Charges 2.40% ..................             --              --     1.066                  --                --
   Separate Account Charges 2.45% ..................            240              --     1.066                 256                --
   Separate Account Charges 2.60% ..................             --              --     1.066                  --                --

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
   Separate Account Charges 1.30% ..................        202,392              --     1.049             212,233                --
   Separate Account Charges 1.40% ..................        245,014              --     1.048             256,755                --
   Separate Account Charges 1.50% ..................         16,532              --     1.047              17,313                --
   Separate Account Charges 1.55% ..................         21,011              --     1.047              21,995                --
   Separate Account Charges 1.60% ..................             --              --     1.046                  --                --
   Separate Account Charges 1.65% ..................         14,532              --     1.048              15,224                --
   Separate Account Charges 1.70% ..................        441,127              --     1.046             461,335                --
   Separate Account Charges 1.75% ..................             --              --     1.045                  --                --
   Separate Account Charges 1.80% ..................        468,570              --     1.045             489,706                --
   Separate Account Charges 1.85% ..................      1,039,141              --     1.045           1,085,657                --
   Separate Account Charges 1.90% ..................         23,588              --     1.044              24,635                --
   Separate Account Charges 1.95% ..................         57,878              --     1.044              60,428                --
   Separate Account Charges 2.00% ..................          5,270              --     1.044               5,500                --
   Separate Account Charges 2.05% ..................        162,740              --     1.043             169,797                --
   Separate Account Charges 2.10% ..................          4,700              --     1.046               4,915                --
   Separate Account Charges 2.15% ..................          6,497              --     1.043               6,774                --
   Separate Account Charges 2.20% ..................             --              --     1.045                  --                --
   Separate Account Charges 2.25% ..................      2,203,110              --     1.042           2,295,562                --
   Separate Account Charges 2.40% ..................         27,851              --     1.044              29,092                --
   Separate Account Charges 2.45% ..................        397,813              --     1.041             413,951                --
   Separate Account Charges 2.60% ..................          8,388              --     1.044               8,755                --
  Total Return Portfolio - Administrative Class
   Separate Account Charges 1.30% ..................      5,407,443              --     1.176           6,360,089                --
   Separate Account Charges 1.40% ..................      5,042,843              --     1.173           5,915,481                --
   Separate Account Charges 1.50% ..................        146,666              --     1.159             169,945                --
   Separate Account Charges 1.55% ..................      2,368,710              --     1.168           2,767,490                --
   Separate Account Charges 1.60% ..................         65,570              --     1.156              75,783                --
   Separate Account Charges 1.65% ..................             --              --     1.026                  --                --
   Separate Account Charges 1.70% ..................      1,565,806              --     1.045           1,636,498                --
   Separate Account Charges 1.75% ..................        311,064              --     1.151             358,138                --
   Separate Account Charges 1.80% ..................      2,297,428              --     1.044           2,398,638                --
   Separate Account Charges 1.85% ..................     14,489,686              --     1.107          16,042,525                --
   Separate Account Charges 1.90% ..................        127,154              --     1.043             132,618                --
   Separate Account Charges 1.95% ..................        151,979              --     1.042             158,426                --
   Separate Account Charges 2.00% ..................         77,212              --     1.042              80,446                --
   Separate Account Charges 2.05% ..................      5,603,583              --     1.102           6,176,008                --
   Separate Account Charges 2.10% ..................         10,207              --     1.024              10,458                --
   Separate Account Charges 2.15% ..................         52,717              --     1.040              54,838                --
   Separate Account Charges 2.20% ..................             --              --     1.024                  --                --
   Separate Account Charges 2.25% ..................     11,776,641              --     1.039          12,237,875                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
PIMCO Variable Insurance Trust (continued)
  Total Return Portfolio - Administrative Class (continued)
   Separate Account Charges 2.40% ..................         55,309              --   $ 1.023       $      56,598          $     --
   Separate Account Charges 2.45% ..................      1,779,865              --     1.037           1,845,720                --
   Separate Account Charges 2.60% ..................         18,097              --     1.022              18,504                --

Pioneer Variable Contracts Trust
  Pioneer Fund VCT Portfolio - Class II Shares
   Separate Account Charges 1.30% ..................             --              --     1.054                  --                --
   Separate Account Charges 1.40% ..................             --              --     1.054                  --                --
   Separate Account Charges 1.50% ..................             --              --     1.054                  --                --
   Separate Account Charges 1.55% ..................             --              --     1.053                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.053                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.053                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.053                  --                --
   Separate Account Charges 1.75% ..................         12,553              --     1.053              13,221                --
   Separate Account Charges 1.80% ..................             --              --     1.053                  --                --
   Separate Account Charges 1.85% ..................             --              --     1.053                  --                --
   Separate Account Charges 1.90% ..................             --              --     1.053                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.053                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.053                  --                --
   Separate Account Charges 2.05% ..................             --              --     1.053                  --                --
   Separate Account Charges 2.10% ..................             --              --     1.053                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.053                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.053                  --                --
   Separate Account Charges 2.25% ..................             --              --     1.053                  --                --
   Separate Account Charges 2.40% ..................             --              --     1.053                  --                --
   Separate Account Charges 2.45% ..................             --              --     1.052                  --                --
   Separate Account Charges 2.60% ..................             --              --     1.052                  --                --
  Pioneer High Yield VCT Portfolio - Class II
    Shares
   Separate Account Charges 1.30% ..................             --              --     1.025                  --                --
   Separate Account Charges 1.40% ..................             --              --     1.025                  --                --
   Separate Account Charges 1.50% ..................             --              --     1.025                  --                --
   Separate Account Charges 1.55% ..................             --              --     1.025                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.025                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.025                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.025                  --                --
   Separate Account Charges 1.75% ..................         12,731              --     1.025              13,046                --
   Separate Account Charges 1.80% ..................             --              --     1.025                  --                --
   Separate Account Charges 1.85% ..................             --              --     1.025                  --                --
   Separate Account Charges 1.90% ..................             --              --     1.025                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.025                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.025                  --                --
   Separate Account Charges 2.05% ..................             --              --     1.024                  --                --
   Separate Account Charges 2.10% ..................             --              --     1.024                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.024                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.024                  --                --
   Separate Account Charges 2.25% ..................             --              --     1.024                  --                --
   Separate Account Charges 2.40% ..................             --              --     1.024                  --                --
   Separate Account Charges 2.45% ..................             --              --     1.024                  --                --
   Separate Account Charges 2.60% ..................             --              --     1.024                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
   Separate Account Charges 1.30% ..................         84,884              --   $ 0.730       $      61,979          $     --
   Separate Account Charges 1.40% ..................         50,699              --     0.728              36,920                --
   Separate Account Charges 1.50% ..................             --              --     0.735                  --                --
   Separate Account Charges 1.55% ..................             --              --     0.725                  --                --
   Separate Account Charges 1.60% ..................         12,155              --     0.733               8,908                --
   Separate Account Charges 1.65% ..................             --              --     1.128                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.244                  --                --
   Separate Account Charges 1.75% ..................             --              --     0.730                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.242                  --                --
   Separate Account Charges 1.85% ..................        176,949              --     1.105             195,497                --
   Separate Account Charges 1.90% ..................             --              --     1.241                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.240                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.240                  --                --
   Separate Account Charges 2.05% ..................        172,685              --     1.100             189,918                --
   Separate Account Charges 2.10% ..................             --              --     1.126                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.238                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.125                  --                --
   Separate Account Charges 2.25% ..................          4,520              --     1.237               5,590                --
   Separate Account Charges 2.40% ..................             --              --     1.125                  --                --
   Separate Account Charges 2.45% ..................             --              --     1.234                  --                --
   Separate Account Charges 2.60% ..................             --              --     1.124                  --                --
  Putnam VT International Equity Fund - Class IB
    Shares
   Separate Account Charges 1.30% ..................        181,635              --     0.884             160,648                --
   Separate Account Charges 1.40% ..................        153,350              --     0.882             135,268                --
   Separate Account Charges 1.50% ..................             --              --     0.922                  --                --
   Separate Account Charges 1.55% ..................        171,882              --     0.879             151,009                --
   Separate Account Charges 1.60% ..................         30,477              --     0.920              28,026                --
   Separate Account Charges 1.65% ..................             --              --     1.182                  --                --
   Separate Account Charges 1.70% ..................         71,934              --     1.257              90,390                --
   Separate Account Charges 1.75% ..................         97,804              --     0.916              89,594                --
   Separate Account Charges 1.80% ..................        135,327              --     1.255             169,873                --
   Separate Account Charges 1.85% ..................        603,425              --     1.160             700,103                --
   Separate Account Charges 1.90% ..................             --              --     1.254                  --                --
   Separate Account Charges 1.95% ..................         72,597              --     1.253              90,988                --
   Separate Account Charges 2.00% ..................             --              --     1.253                  --                --
   Separate Account Charges 2.05% ..................        262,992              --     1.155             303,747                --
   Separate Account Charges 2.10% ..................             --              --     1.180                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.251                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.180                  --                --
   Separate Account Charges 2.25% ..................        639,013              --     1.249             798,395                --
   Separate Account Charges 2.40% ..................             --              --     1.179                  --                --
   Separate Account Charges 2.45% ..................        141,914              --     1.247             176,939                --
   Separate Account Charges 2.60% ..................             --              --     1.178                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Putnam Variable Trust (continued)
  Putnam VT Small Cap Value Fund - Class IB Shares
   Separate Account Charges 1.30% ..................        531,891              --   $ 1.298       $     690,372          $     --
   Separate Account Charges 1.40% ..................        344,427              --     1.294             445,859                --
   Separate Account Charges 1.50% ..................          9,041              --     1.223              11,054                --
   Separate Account Charges 1.55% ..................        321,040              --     1.289             413,923                --
   Separate Account Charges 1.60% ..................          2,757              --     1.220               3,362                --
   Separate Account Charges 1.65% ..................          2,258              --     1.238               2,796                --
   Separate Account Charges 1.70% ..................        158,071              --     1.437             227,182                --
   Separate Account Charges 1.75% ..................         16,949              --     1.215              20,590                --
   Separate Account Charges 1.80% ..................        128,328              --     1.436             184,242                --
   Separate Account Charges 1.85% ..................      1,081,087              --     1.439           1,555,734                --
   Separate Account Charges 1.90% ..................          3,685              --     1.434               5,285                --
   Separate Account Charges 1.95% ..................          8,360              --     1.433              11,984                --
   Separate Account Charges 2.00% ..................         19,985              --     1.433              28,634                --
   Separate Account Charges 2.05% ..................        407,261              --     1.433             583,419                --
   Separate Account Charges 2.10% ..................          1,436              --     1.236               1,775                --
   Separate Account Charges 2.15% ..................         11,692              --     1.431              16,726                --
   Separate Account Charges 2.20% ..................             --              --     1.236                  --                --
   Separate Account Charges 2.25% ..................        798,826              --     1.429           1,141,538                --
   Separate Account Charges 2.40% ..................         40,678              --     1.235              50,225                --
   Separate Account Charges 2.45% ..................         48,389              --     1.426              69,005                --
   Separate Account Charges 2.60% ..................          4,533              --     1.234               5,593                --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
   Separate Account Charges 1.30% ..................      1,888,455              --     1.231           2,324,604                --
   Separate Account Charges 1.40% ..................      2,762,940              --     1.226           3,387,132                --
   Separate Account Charges 1.50% ..................        166,580              --     0.952             158,525                --
   Separate Account Charges 1.55% ..................        834,515              --     1.218           1,016,787                --
   Separate Account Charges 1.60% ..................         55,930              --     0.949              53,090                --
   Separate Account Charges 1.65% ..................          8,908              --     1.172              10,439                --
   Separate Account Charges 1.70% ..................        241,329              --     1.312             316,689                --
   Separate Account Charges 1.75% ..................         96,506              --     0.946              91,255                --
   Separate Account Charges 1.80% ..................        104,794              --     1.311             137,376                --
   Separate Account Charges 1.85% ..................      2,830,330              --     1.132           3,203,824                --
   Separate Account Charges 1.90% ..................             --              --     1.310                  --                --
   Separate Account Charges 1.95% ..................         40,379              --     1.309              52,851                --
   Separate Account Charges 2.00% ..................          2,252              --     1.308               2,946                --
   Separate Account Charges 2.05% ..................        867,910              --     1.127             977,998                --
   Separate Account Charges 2.10% ..................             --              --     1.170                  --                --
   Separate Account Charges 2.15% ..................          2,066              --     1.306               2,699                --
   Separate Account Charges 2.20% ..................             --              --     1.169                  --                --
   Separate Account Charges 2.25% ..................      1,724,848              --     1.305           2,250,560                --
   Separate Account Charges 2.40% ..................          1,623              --     1.168               1,896                --
   Separate Account Charges 2.45% ..................        167,690              --     1.302             218,348                --
   Separate Account Charges 2.60% ..................             --              --     1.168                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Investors Fund - Class I
   Separate Account Charges 1.30% ..................      1,393,911              --   $ 1.099       $   1,532,231          $     --
   Separate Account Charges 1.40% ..................      1,478,433              --     1.095           1,618,403                --
   Separate Account Charges 1.50% ..................         53,797              --     0.920              49,471                --
   Separate Account Charges 1.55% ..................        555,621              --     1.088             604,460                --
   Separate Account Charges 1.60% ..................        115,705              --     0.917             106,133                --
   Separate Account Charges 1.65% ..................             --              --     1.149                  --                --
   Separate Account Charges 1.70% ..................        304,233              --     1.247             379,445                --
   Separate Account Charges 1.75% ..................        178,682              --     0.914             163,273                --
   Separate Account Charges 1.80% ..................        604,358              --     1.246             752,980                --
   Separate Account Charges 1.85% ..................        997,741              --     1.112           1,109,878                --
   Separate Account Charges 1.90% ..................          2,766              --     1.245               3,442                --
   Separate Account Charges 1.95% ..................          3,053              --     1.244               3,797                --
   Separate Account Charges 2.00% ..................             --              --     1.243                  --                --
   Separate Account Charges 2.05% ..................        636,125              --     1.107             704,408                --
   Separate Account Charges 2.10% ..................             --              --     1.147                  --                --
   Separate Account Charges 2.15% ..................          2,898              --     1.241               3,598                --
   Separate Account Charges 2.20% ..................             --              --     1.146                  --                --
   Separate Account Charges 2.25% ..................      1,330,719              --     1.240           1,650,213                --
   Separate Account Charges 2.40% ..................         18,100              --     1.146              20,733                --
   Separate Account Charges 2.45% ..................        171,462              --     1.238             212,189                --
   Separate Account Charges 2.60% ..................             --              --     1.145                  --                --
  Large Cap Growth Fund - Class I
   Separate Account Charges 1.30% ..................             --              --     1.142                  --                --
   Separate Account Charges 1.40% ..................             --              --     1.140                  --                --
   Separate Account Charges 1.50% ..................             --              --     1.139                  --                --
   Separate Account Charges 1.55% ..................             --              --     1.138                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.137                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.164                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.365                  --                --
   Separate Account Charges 1.75% ..................             --              --     1.134                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.364                  --                --
   Separate Account Charges 1.85% ..................         90,125              --     1.132             102,011                --
   Separate Account Charges 1.90% ..................             --              --     1.363                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.362                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.361                  --                --
   Separate Account Charges 2.05% ..................         24,323              --     1.128              27,439                --
   Separate Account Charges 2.10% ..................             --              --     1.162                  --                --
   Separate Account Charges 2.15% ..................            758              --     1.359               1,031                --
   Separate Account Charges 2.20% ..................             --              --     1.162                  --                --
   Separate Account Charges 2.25% ..................         45,068              --     1.358              61,185                --
   Separate Account Charges 2.40% ..................             --              --     1.161                  --                --
   Separate Account Charges 2.45% ..................          1,697              --     1.355               2,299                --
   Separate Account Charges 2.60% ..................             --              --     1.160                  --                --
  Small Cap Growth Fund - Class I
   Separate Account Charges 1.30% ..................        502,580              --     1.141             573,413                --
   Separate Account Charges 1.40% ..................        629,419              --     1.136             715,178                --
   Separate Account Charges 1.50% ..................         57,663              --     0.881              50,803                --
   Separate Account Charges 1.55% ..................        151,638              --     1.129             171,240                --
   Separate Account Charges 1.60% ..................         14,228              --     0.879              12,503                --
   Separate Account Charges 1.65% ..................             --              --     1.239                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Small Cap Growth Fund - Class I (continued)
   Separate Account Charges 1.70% ..................        189,226              --   $ 1.420       $     268,676          $     --
   Separate Account Charges 1.75% ..................         84,031              --     0.875              73,562                --
   Separate Account Charges 1.80% ..................        134,020              --     1.418             190,092                --
   Separate Account Charges 1.85% ..................      1,094,670              --     1.176           1,287,458                --
   Separate Account Charges 1.90% ..................          5,028              --     1.417               7,124                --
   Separate Account Charges 1.95% ..................             --              --     1.416                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.415                  --                --
   Separate Account Charges 2.05% ..................        295,575              --     1.171             346,055                --
   Separate Account Charges 2.10% ..................             --              --     1.236                  --                --
   Separate Account Charges 2.15% ..................         14,928              --     1.413              21,097                --
   Separate Account Charges 2.20% ..................             --              --     1.236                  --                --
   Separate Account Charges 2.25% ..................        943,187              --     1.412           1,331,561                --
   Separate Account Charges 2.40% ..................             --              --     1.235                  --                --
   Separate Account Charges 2.45% ..................        117,984              --     1.409             166,219                --
   Separate Account Charges 2.60% ..................         12,808              --     1.234              15,804                --
  Total Return Fund - Class II
   Separate Account Charges 1.30% ..................             --              --     1.039                  --                --
   Separate Account Charges 1.40% ..................             --              --     1.039                  --                --
   Separate Account Charges 1.50% ..................             --              --     1.039                  --                --
   Separate Account Charges 1.55% ..................             --              --     1.039                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.039                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.039                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.038                  --                --
   Separate Account Charges 1.75% ..................         12,647              --     1.038              13,134                --
   Separate Account Charges 1.80% ..................             --              --     1.038                  --                --
   Separate Account Charges 1.85% ..................             --              --     1.038                  --                --
   Separate Account Charges 1.90% ..................             --              --     1.038                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.038                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.038                  --                --
   Separate Account Charges 2.05% ..................             --              --     1.038                  --                --
   Separate Account Charges 2.10% ..................             --              --     1.038                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.038                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.038                  --                --
   Separate Account Charges 2.25% ..................             --              --     1.038                  --                --
   Separate Account Charges 2.40% ..................             --              --     1.038                  --                --
   Separate Account Charges 2.45% ..................             --              --     1.038                  --                --
   Separate Account Charges 2.60% ..................             --              --     1.038                  --                --

Smith Barney Investment Series
  Smith Barney Large Cap Core Portfolio
   Separate Account Charges 1.30% ..................        148,027              --     0.796             117,836                --
   Separate Account Charges 1.40% ..................        159,848              --     0.794             126,905                --
   Separate Account Charges 1.50% ..................             --              --     0.798                  --                --
   Separate Account Charges 1.55% ..................        131,894              --     0.791             104,295                --
   Separate Account Charges 1.60% ..................         13,873              --     0.796              11,037                --
   Separate Account Charges 1.65% ..................             --              --     1.103                  --                --
   Separate Account Charges 1.70% ..................        142,220              --     1.169             166,294                --
   Separate Account Charges 1.75% ..................             --              --     0.793                  --                --
   Separate Account Charges 1.80% ..................         41,999              --     1.168              49,058                --
   Separate Account Charges 1.85% ..................        237,783              --     0.993             236,176                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Smith Barney Investment Series (continued)
  Smith Barney Large Cap Core Portfolio (continued)
   Separate Account Charges 1.90% ..................         26,151              --   $ 1.167       $      30,514          $     --
   Separate Account Charges 1.95% ..................          8,935              --     1.166              10,421                --
   Separate Account Charges 2.00% ..................             --              --     1.166                  --                --
   Separate Account Charges 2.05% ..................        111,489              --     0.989             110,234                --
   Separate Account Charges 2.10% ..................             --              --     1.101                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.164                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.101                  --                --
   Separate Account Charges 2.25% ..................        803,964              --     1.163             934,690                --
   Separate Account Charges 2.40% ..................             --              --     1.100                  --                --
   Separate Account Charges 2.45% ..................         20,788              --     1.160              24,118                --
   Separate Account Charges 2.60% ..................             --              --     1.099                  --                --
  Smith Barney Premier Selections All Cap Growth
    Portfolio
   Separate Account Charges 1.30% ..................        277,969              --     0.857             238,321                --
   Separate Account Charges 1.40% ..................        304,336              --     0.855             260,229                --
   Separate Account Charges 1.50% ..................             --              --     0.869                  --                --
   Separate Account Charges 1.55% ..................        197,660              --     0.852             168,338                --
   Separate Account Charges 1.60% ..................             --              --     0.867                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.153                  --                --
   Separate Account Charges 1.70% ..................         65,605              --     1.267              83,145                --
   Separate Account Charges 1.75% ..................             --              --     0.864                  --                --
   Separate Account Charges 1.80% ..................         85,206              --     1.266             107,876                --
   Separate Account Charges 1.85% ..................        822,580              --     1.135             933,405                --
   Separate Account Charges 1.90% ..................          6,191              --     1.265               7,830                --
   Separate Account Charges 1.95% ..................             --              --     1.264                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.263                  --                --
   Separate Account Charges 2.05% ..................         94,650              --     1.130             106,918                --
   Separate Account Charges 2.10% ..................             --              --     1.151                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.261                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.151                  --                --
   Separate Account Charges 2.25% ..................        343,672              --     1.260             433,074                --
   Separate Account Charges 2.40% ..................             --              --     1.150                  --                --
   Separate Account Charges 2.45% ..................        127,274              --     1.258             160,050                --
   Separate Account Charges 2.60% ..................             --              --     1.149                  --                --

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth
    and Value
   Separate Account Charges 1.30% ..................      1,260,241              --     1.377           1,735,901                --
   Separate Account Charges 1.40% ..................        995,800              --     1.376           1,369,924                --
   Separate Account Charges 1.50% ..................        386,731              --     1.374             531,364                --
   Separate Account Charges 1.55% ..................         85,870              --     1.373             117,911                --
   Separate Account Charges 1.60% ..................         38,332              --     1.372              52,603                --
   Separate Account Charges 1.65% ..................         54,893              --     1.131              62,061                --
   Separate Account Charges 1.70% ..................      5,473,174              --     1.253           6,855,926                --
   Separate Account Charges 1.75% ..................         47,472              --     1.370              65,023                --
   Separate Account Charges 1.80% ..................      5,104,421              --     1.251           6,387,360                --
   Separate Account Charges 1.85% ..................      5,312,500              --     1.368           7,267,508                --
   Separate Account Charges 1.90% ..................        349,220              --     1.250             436,535                --
   Separate Account Charges 1.95% ..................        412,874              --     1.249             515,839                --
   Separate Account Charges 2.00% ..................         55,634              --     1.249              69,473                --
   Separate Account Charges 2.05% ..................      1,487,421              --     1.365           2,029,706                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - All Cap Growth and Value (continued)
   Separate Account Charges 2.10% ..................        120,387              --   $ 1.129       $     135,870          $     --
   Separate Account Charges 2.15% ..................        128,588              --     1.247             160,321                --
   Separate Account Charges 2.20% ..................             --              --     1.128                  --                --
   Separate Account Charges 2.25% ..................     27,451,414              --     1.245          34,190,480                --
   Separate Account Charges 2.40% ..................        275,157              --     1.127             310,182                --
   Separate Account Charges 2.45% ..................      1,911,734              --     1.243           2,376,107                --
   Separate Account Charges 2.60% ..................        148,388              --     1.126             167,147                --
  Multiple Discipline Portfolio - Balanced All Cap
    Growth and Value
   Separate Account Charges 1.30% ..................      2,075,139              --     1.250           2,594,149                --
   Separate Account Charges 1.40% ..................        764,994              --     1.249             955,134                --
   Separate Account Charges 1.50% ..................         16,875              --     1.247              21,043                --
   Separate Account Charges 1.55% ..................        153,494              --     1.246             191,287                --
   Separate Account Charges 1.60% ..................             --              --     1.245                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.091                  --                --
   Separate Account Charges 1.70% ..................      4,077,904              --     1.174           4,788,686                --
   Separate Account Charges 1.75% ..................             --              --     1.243                  --                --
   Separate Account Charges 1.80% ..................      2,620,742              --     1.173           3,074,300                --
   Separate Account Charges 1.85% ..................      5,886,565              --     1.242           7,308,504                --
   Separate Account Charges 1.90% ..................        420,318              --     1.172             492,553                --
   Separate Account Charges 1.95% ..................      1,453,485              --     1.171           1,702,394                --
   Separate Account Charges 2.00% ..................             --              --     1.171                  --                --
   Separate Account Charges 2.05% ..................      1,222,514              --     1.238           1,514,046                --
   Separate Account Charges 2.10% ..................          1,107              --     1.089               1,206                --
   Separate Account Charges 2.15% ..................        197,996              --     1.169             231,422                --
   Separate Account Charges 2.20% ..................             --              --     1.088                  --                --
   Separate Account Charges 2.25% ..................     21,544,810              --     1.168          25,155,805                --
   Separate Account Charges 2.40% ..................        159,079              --     1.088             173,017                --
   Separate Account Charges 2.45% ..................      1,583,911              --     1.165           1,845,535                --
   Separate Account Charges 2.60% ..................         83,053              --     1.087              90,259                --
  Multiple Discipline Portfolio - Global All Cap
    Growth and Value
   Separate Account Charges 1.30% ..................        183,455              --     1.395             255,988                --
   Separate Account Charges 1.40% ..................         51,838              --     1.394              72,243                --
   Separate Account Charges 1.50% ..................          8,661              --     1.392              12,055                --
   Separate Account Charges 1.55% ..................          6,060              --     1.391               8,429                --
   Separate Account Charges 1.60% ..................             --              --     1.390                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.142                  --                --
   Separate Account Charges 1.70% ..................        651,484              --     1.245             811,193                --
   Separate Account Charges 1.75% ..................             --              --     1.388                  --                --
   Separate Account Charges 1.80% ..................        937,750              --     1.244           1,166,428                --
   Separate Account Charges 1.85% ..................        374,914              --     1.386             519,566                --
   Separate Account Charges 1.90% ..................        234,892              --     1.243             291,865                --
   Separate Account Charges 1.95% ..................        100,626              --     1.242             124,968                --
   Separate Account Charges 2.00% ..................         69,345              --     1.241              86,076                --
   Separate Account Charges 2.05% ..................        269,336              --     1.382             372,324                --
   Separate Account Charges 2.10% ..................             --              --     1.140                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.239                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.140                  --                --
   Separate Account Charges 2.25% ..................      2,247,747              --     1.238           2,782,797                --
   Separate Account Charges 2.40% ..................         86,060              --     1.139              97,992                --
   Separate Account Charges 2.45% ..................         57,917              --     1.235              71,554                --
   Separate Account Charges 2.60% ..................         24,738              --     1.138              28,146                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - Large Cap Growth and Value
   Separate Account Charges 1.30% ..................         54,011              --   $ 1.362       $      73,558          $     --
   Separate Account Charges 1.40% ..................        344,366              --     1.360             468,414                --
   Separate Account Charges 1.50% ..................          7,342              --     1.359               9,974                --
   Separate Account Charges 1.55% ..................         25,286              --     1.358              34,331                --
   Separate Account Charges 1.60% ..................         23,084              --     1.357              31,321                --
   Separate Account Charges 1.65% ..................             --              --     1.124                  --                --
   Separate Account Charges 1.70% ..................        464,788              --     1.220             566,873                --
   Separate Account Charges 1.75% ..................             --              --     1.354                  --                --
   Separate Account Charges 1.80% ..................      1,038,728              --     1.218           1,265,569                --
   Separate Account Charges 1.85% ..................        261,444              --     1.353             353,629                --
   Separate Account Charges 1.90% ..................         85,326              --     1.217             103,852                --
   Separate Account Charges 1.95% ..................         98,943              --     1.216             120,362                --
   Separate Account Charges 2.00% ..................         88,545              --     1.216             107,657                --
   Separate Account Charges 2.05% ..................         54,230              --     1.349              73,169                --
   Separate Account Charges 2.10% ..................             --              --     1.122                  --                --
   Separate Account Charges 2.15% ..................         30,431              --     1.214              36,942                --
   Separate Account Charges 2.20% ..................             --              --     1.122                  --                --
   Separate Account Charges 2.25% ..................      2,004,820              --     1.213           2,431,228                --
   Separate Account Charges 2.40% ..................             --              --     1.121                  --                --
   Separate Account Charges 2.45% ..................         95,903              --     1.210             116,060                --
   Separate Account Charges 2.60% ..................             --              --     1.120                  --                --

The Travelers Series Trust
  Convertible Securities Portfolio
   Separate Account Charges 1.30% ..................             --              --     1.172                  --                --
   Separate Account Charges 1.40% ..................             --              --     1.170                  --                --
   Separate Account Charges 1.50% ..................             --              --     1.167                  --                --
   Separate Account Charges 1.55% ..................             --              --     1.166                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.165                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.105                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.236                  --                --
   Separate Account Charges 1.75% ..................             --              --     1.162                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.235                  --                --
   Separate Account Charges 1.85% ..................        639,427              --     1.160             741,912                --
   Separate Account Charges 1.90% ..................             --              --     1.233                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.233                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.232                  --                --
   Separate Account Charges 2.05% ..................        108,925              --     1.156             125,937                --
   Separate Account Charges 2.10% ..................             --              --     1.103                  --                --
   Separate Account Charges 2.15% ..................          5,021              --     1.230               6,177                --
   Separate Account Charges 2.20% ..................             --              --     1.103                  --                --
   Separate Account Charges 2.25% ..................        509,953              --     1.229             626,685                --
   Separate Account Charges 2.40% ..................             --              --     1.102                  --                --
   Separate Account Charges 2.45% ..................         11,156              --     1.226              13,681                --
   Separate Account Charges 2.60% ..................             --              --     1.101                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
The Travelers Series Trust (continued)
  Disciplined Mid Cap Stock Portfolio
   Separate Account Charges 1.30% ..................             --              --   $ 1.052       $          --          $     --
   Separate Account Charges 1.40% ..................             --              --     1.050                  --                --
   Separate Account Charges 1.50% ..................             --              --     1.048                  --                --
   Separate Account Charges 1.55% ..................             --              --     1.047                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.046                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.174                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.285                  --                --
   Separate Account Charges 1.75% ..................             --              --     1.043                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.284                  --                --
   Separate Account Charges 1.85% ..................        313,401              --     1.042             326,448                --
   Separate Account Charges 1.90% ..................             --              --     1.282                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.282                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.281                  --                --
   Separate Account Charges 2.05% ..................        112,878              --     1.038             117,163                --
   Separate Account Charges 2.10% ..................             --              --     1.172                  --                --
   Separate Account Charges 2.15% ..................         17,863              --     1.279              22,845                --
   Separate Account Charges 2.20% ..................             --              --     1.172                  --                --
   Separate Account Charges 2.25% ..................        155,088              --     1.278             198,147                --
   Separate Account Charges 2.40% ..................             --              --     1.171                  --                --
   Separate Account Charges 2.45% ..................         55,380              --     1.275              70,608                --
   Separate Account Charges 2.60% ..................             --              --     1.170                  --                --
  Equity Income Portfolio
   Separate Account Charges 1.30% ..................      1,414,340              --     1.107           1,565,241                --
   Separate Account Charges 1.40% ..................      1,882,544              --     1.102           2,074,838                --
   Separate Account Charges 1.50% ..................         41,127              --     1.027              42,250                --
   Separate Account Charges 1.55% ..................        528,737              --     1.095             579,174                --
   Separate Account Charges 1.60% ..................         50,242              --     1.025              51,482                --
   Separate Account Charges 1.65% ..................             --              --     1.134                  --                --
   Separate Account Charges 1.70% ..................        442,757              --     1.236             547,276                --
   Separate Account Charges 1.75% ..................         30,906              --     1.021              31,548                --
   Separate Account Charges 1.80% ..................        420,300              --     1.235             518,977                --
   Separate Account Charges 1.85% ..................      1,969,032              --     1.229           2,420,475                --
   Separate Account Charges 1.90% ..................         61,717              --     1.234              76,129                --
   Separate Account Charges 1.95% ..................         75,794              --     1.233              93,444                --
   Separate Account Charges 2.00% ..................         48,026              --     1.232              59,178                --
   Separate Account Charges 2.05% ..................        607,249              --     1.224             743,096                --
   Separate Account Charges 2.10% ..................             --              --     1.132                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.230                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.132                  --                --
   Separate Account Charges 2.25% ..................      2,689,774              --     1.229           3,305,793                --
   Separate Account Charges 2.40% ..................             --              --     1.131                  --                --
   Separate Account Charges 2.45% ..................        228,153              --     1.226             279,822                --
   Separate Account Charges 2.60% ..................          3,725              --     1.130               4,210                --
  Federated High Yield Portfolio
   Separate Account Charges 1.30% ..................             --              --     1.203                  --                --
   Separate Account Charges 1.40% ..................             --              --     1.201                  --                --
   Separate Account Charges 1.50% ..................             --              --     1.199                  --                --
   Separate Account Charges 1.55% ..................             --              --     1.198                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.196                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.093                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
The Travelers Series Trust (continued)
  Federated High Yield Portfolio (continued)
   Separate Account Charges 1.70% ..................             --              --   $ 1.208       $          --          $     --
   Separate Account Charges 1.75% ..................             --              --     1.193                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.206                  --                --
   Separate Account Charges 1.85% ..................        960,744              --     1.191           1,144,458                --
   Separate Account Charges 1.90% ..................             --              --     1.205                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.205                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.204                  --                --
   Separate Account Charges 2.05% ..................        218,017              --     1.187             258,793                --
   Separate Account Charges 2.10% ..................             --              --     1.091                  --                --
   Separate Account Charges 2.15% ..................         44,036              --     1.202              52,931                --
   Separate Account Charges 2.20% ..................             --              --     1.090                  --                --
   Separate Account Charges 2.25% ..................        390,190              --     1.201             468,519                --
   Separate Account Charges 2.40% ..................             --              --     1.089                  --                --
   Separate Account Charges 2.45% ..................         22,819              --     1.198              27,343                --
   Separate Account Charges 2.60% ..................             --              --     1.089                  --                --
  Federated Stock Portfolio
   Separate Account Charges 1.30% ..................             --              --     0.990                  --                --
   Separate Account Charges 1.40% ..................             --              --     0.988                  --                --
   Separate Account Charges 1.50% ..................             --              --     0.986                  --                --
   Separate Account Charges 1.55% ..................             --              --     0.985                  --                --
   Separate Account Charges 1.60% ..................             --              --     0.984                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.148                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.227                  --                --
   Separate Account Charges 1.75% ..................             --              --     0.982                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.225                  --                --
   Separate Account Charges 1.85% ..................         84,271              --     0.980              82,584                --
   Separate Account Charges 1.90% ..................             --              --     1.224                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.224                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.223                  --                --
   Separate Account Charges 2.05% ..................            553              --     0.977                 540                --
   Separate Account Charges 2.10% ..................             --              --     1.146                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.221                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.146                  --                --
   Separate Account Charges 2.25% ..................         12,504              --     1.220              15,251                --
   Separate Account Charges 2.40% ..................             --              --     1.145                  --                --
   Separate Account Charges 2.45% ..................             --              --     1.217                  --                --
   Separate Account Charges 2.60% ..................             --              --     1.144                  --                --
  Large Cap Portfolio
   Separate Account Charges 1.30% ..................      2,365,088              --     0.688           1,627,971                --
   Separate Account Charges 1.40% ..................      2,172,649              --     0.686           1,489,427                --
   Separate Account Charges 1.50% ..................         31,951              --     0.823              26,299                --
   Separate Account Charges 1.55% ..................        279,545              --     0.681             190,462                --
   Separate Account Charges 1.60% ..................         34,230              --     0.821              28,102                --
   Separate Account Charges 1.65% ..................             --              --     1.125                  --                --
   Separate Account Charges 1.70% ..................         80,851              --     1.185              95,798                --
   Separate Account Charges 1.75% ..................          4,899              --     0.818               4,007                --
   Separate Account Charges 1.80% ..................         13,039              --     1.184              15,433                --
   Separate Account Charges 1.85% ..................        794,841              --     1.055             838,628                --
   Separate Account Charges 1.90% ..................         13,798              --     1.182              16,315                --
   Separate Account Charges 1.95% ..................             --              --     1.182                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
The Travelers Series Trust (continued)
  Large Cap Portfolio (continued)
   Separate Account Charges 2.00% ..................             --              --   $ 1.181       $          --          $     --
   Separate Account Charges 2.05% ..................        147,137              --     1.050             154,540                --
   Separate Account Charges 2.10% ..................             --              --     1.123                  --                --
   Separate Account Charges 2.15% ..................          2,446              --     1.179               2,884                --
   Separate Account Charges 2.20% ..................             --              --     1.123                  --                --
   Separate Account Charges 2.25% ..................        533,101              --     1.178             628,054                --
   Separate Account Charges 2.40% ..................             --              --     1.122                  --                --
   Separate Account Charges 2.45% ..................        100,664              --     1.176             118,346                --
   Separate Account Charges 2.60% ..................             --              --     1.121                  --                --
  Lazard International Stock Portfolio
   Separate Account Charges 1.30% ..................        132,493              --     1.074             142,351                --
   Separate Account Charges 1.40% ..................         76,847              --     1.073              82,420                --
   Separate Account Charges 1.50% ..................         12,070              --     1.071              12,923                --
   Separate Account Charges 1.55% ..................          4,455              --     1.070               4,765                --
   Separate Account Charges 1.60% ..................             --              --     1.069                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.160                  --                --
   Separate Account Charges 1.70% ..................        159,369              --     1.266             201,771                --
   Separate Account Charges 1.75% ..................             --              --     1.066                  --                --
   Separate Account Charges 1.80% ..................        118,417              --     1.265             149,765                --
   Separate Account Charges 1.85% ..................        261,140              --     1.064             277,867                --
   Separate Account Charges 1.90% ..................         49,246              --     1.263              62,219                --
   Separate Account Charges 1.95% ..................         67,374              --     1.263              85,077                --
   Separate Account Charges 2.00% ..................          6,515              --     1.262               8,222                --
   Separate Account Charges 2.05% ..................        377,074              --     1.060             399,821                --
   Separate Account Charges 2.10% ..................             --              --     1.158                  --                --
   Separate Account Charges 2.15% ..................          8,954              --     1.260              11,284                --
   Separate Account Charges 2.20% ..................             --              --     1.158                  --                --
   Separate Account Charges 2.25% ..................        577,730              --     1.259             727,263                --
   Separate Account Charges 2.40% ..................          8,972              --     1.157              10,381                --
   Separate Account Charges 2.45% ..................         42,730              --     1.256              53,678                --
   Separate Account Charges 2.60% ..................             --              --     1.156                  --                --
  Merrill Lynch Large Cap Core Portfolio
   Separate Account Charges 1.30% ..................      1,037,347              --     0.669             693,885                --
   Separate Account Charges 1.40% ..................        740,730              --     0.666             493,432                --
   Separate Account Charges 1.50% ..................         28,327              --     0.761              21,551                --
   Separate Account Charges 1.55% ..................        228,040              --     0.662             150,970                --
   Separate Account Charges 1.60% ..................         41,110              --     0.759              31,196                --
   Separate Account Charges 1.65% ..................             --              --     1.091                  --                --
   Separate Account Charges 1.70% ..................          1,167              --     1.159               1,353                --
   Separate Account Charges 1.75% ..................             --              --     0.756                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.158                  --                --
   Separate Account Charges 1.85% ..................        172,694              --     1.006             173,779                --
   Separate Account Charges 1.90% ..................             --              --     1.157                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.156                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.156                  --                --
   Separate Account Charges 2.05% ..................        264,799              --     1.002             265,256                --
   Separate Account Charges 2.10% ..................             --              --     1.090                  --                --
   Separate Account Charges 2.15% ..................          6,398              --     1.154               7,383                --
   Separate Account Charges 2.20% ..................             --              --     1.089                  --                --
   Separate Account Charges 2.25% ..................        231,169              --     1.153             266,490                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
The Travelers Series Trust (continued)
  Merrill Lynch Large Cap Core Portfolio (continued)
   Separate Account Charges 2.40% ..................             --              --   $ 1.088       $          --          $     --
   Separate Account Charges 2.45% ..................         85,949              --     1.150              98,875                --
   Separate Account Charges 2.60% ..................             --              --     1.087                  --                --
  MFS Emerging Growth Portfolio
   Separate Account Charges 1.30% ..................      3,170,351              --     0.589           1,866,569                --
   Separate Account Charges 1.40% ..................      1,639,605              --     0.586             961,301                --
   Separate Account Charges 1.50% ..................         50,505              --     0.689              34,815                --
   Separate Account Charges 1.55% ..................        943,023              --     0.583             549,464                --
   Separate Account Charges 1.60% ..................             --              --     0.688                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.107                  --                --
   Separate Account Charges 1.70% ..................        185,439              --     1.233             228,661                --
   Separate Account Charges 1.75% ..................             --              --     0.685                  --                --
   Separate Account Charges 1.80% ..................          3,309              --     1.232               4,076                --
   Separate Account Charges 1.85% ..................        275,657              --     0.997             274,914                --
   Separate Account Charges 1.90% ..................             --              --     1.231                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.230                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.229                  --                --
   Separate Account Charges 2.05% ..................        185,305              --     0.993             183,973                --
   Separate Account Charges 2.10% ..................             --              --     1.105                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.227                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.105                  --                --
   Separate Account Charges 2.25% ..................        262,977              --     1.226             322,425                --
   Separate Account Charges 2.40% ..................             --              --     1.104                  --                --
   Separate Account Charges 2.45% ..................         18,671              --     1.223              22,844                --
   Separate Account Charges 2.60% ..................             --              --     1.103                  --                --
  MFS Mid Cap Growth Portfolio
   Separate Account Charges 1.30% ..................             --              --     0.745                  --                --
   Separate Account Charges 1.40% ..................             --              --     0.744                  --                --
   Separate Account Charges 1.50% ..................             --              --     0.743                  --                --
   Separate Account Charges 1.55% ..................             --              --     0.742                  --                --
   Separate Account Charges 1.60% ..................             --              --     0.741                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.134                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.313                  --                --
   Separate Account Charges 1.75% ..................             --              --     0.740                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.311                  --                --
   Separate Account Charges 1.85% ..................        783,843              --     0.738             578,655                --
   Separate Account Charges 1.90% ..................             --              --     1.310                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.309                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.308                  --                --
   Separate Account Charges 2.05% ..................         29,675              --     0.736              21,830                --
   Separate Account Charges 2.10% ..................             --              --     1.132                  --                --
   Separate Account Charges 2.15% ..................          6,590              --     1.306               8,610                --
   Separate Account Charges 2.20% ..................             --              --     1.131                  --                --
   Separate Account Charges 2.25% ..................        225,887              --     1.305             294,802                --
   Separate Account Charges 2.40% ..................             --              --     1.130                  --                --
   Separate Account Charges 2.45% ..................          5,936              --     1.302               7,730                --
   Separate Account Charges 2.60% ..................             --              --     1.130                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
The Travelers Series Trust (continued)
  Pioneer Fund Portfolio
   Separate Account Charges 1.30% ..................          1,217              --   $ 1.218       $       1,482          $     --
   Separate Account Charges 1.40% ..................          1,061              --     1.217               1,291                --
   Separate Account Charges 1.50% ..................          1,661              --     1.216               2,020                --
   Separate Account Charges 1.55% ..................             --              --     1.216                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.215                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.129                  --                --
   Separate Account Charges 1.70% ..................         81,924              --     1.214              99,487                --
   Separate Account Charges 1.75% ..................             --              --     1.214                  --                --
   Separate Account Charges 1.80% ..................         48,343              --     1.214              58,668                --
   Separate Account Charges 1.85% ..................         22,941              --     1.213              27,832                --
   Separate Account Charges 1.90% ..................             --              --     1.213                  --                --
   Separate Account Charges 1.95% ..................          6,531              --     1.212               7,918                --
   Separate Account Charges 2.00% ..................             --              --     1.212                  --                --
   Separate Account Charges 2.05% ..................             --              --     1.212                  --                --
   Separate Account Charges 2.10% ..................             --              --     1.127                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.211                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.126                  --                --
   Separate Account Charges 2.25% ..................        181,376              --     1.210             219,457                --
   Separate Account Charges 2.40% ..................             --              --     1.126                  --                --
   Separate Account Charges 2.45% ..................         15,008              --     1.208              18,135                --
   Separate Account Charges 2.60% ..................             --              --     1.125                  --                --
  Travelers Quality Bond Portfolio
   Separate Account Charges 1.30% ..................             --              --     1.119                  --                --
   Separate Account Charges 1.40% ..................             --              --     1.117                  --                --
   Separate Account Charges 1.50% ..................             --              --     1.115                  --                --
   Separate Account Charges 1.55% ..................             --              --     1.114                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.113                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.026                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.067                  --                --
   Separate Account Charges 1.75% ..................         56,643              --     1.110              62,893                --
   Separate Account Charges 1.80% ..................             --              --     1.066                  --                --
   Separate Account Charges 1.85% ..................      1,212,575              --     1.108           1,343,988                --
   Separate Account Charges 1.90% ..................             --              --     1.064                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.064                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.063                  --                --
   Separate Account Charges 2.05% ..................         74,097              --     1.104              81,839                --
   Separate Account Charges 2.10% ..................             --              --     1.024                  --                --
   Separate Account Charges 2.15% ..................         22,079              --     1.062              23,442                --
   Separate Account Charges 2.20% ..................             --              --     1.024                  --                --
   Separate Account Charges 2.25% ..................        399,571              --     1.061             423,791                --
   Separate Account Charges 2.40% ..................             --              --     1.023                  --                --
   Separate Account Charges 2.45% ..................         13,167              --     1.058              13,936                --
   Separate Account Charges 2.60% ..................             --              --     1.022                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
   Separate Account Charges 1.30% ..................        515,789              --   $ 0.829       $     427,688          $     --
   Separate Account Charges 1.40% ..................      2,463,743              --     0.827           2,037,476                --
   Separate Account Charges 1.50% ..................             --              --     0.844                  --                --
   Separate Account Charges 1.55% ..................        126,065              --     0.824             103,836                --
   Separate Account Charges 1.60% ..................             --              --     0.842                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.138                  --                --
   Separate Account Charges 1.70% ..................         24,862              --     1.229              30,563                --
   Separate Account Charges 1.75% ..................          7,409              --     0.838               6,212                --
   Separate Account Charges 1.80% ..................         12,960              --     1.228              15,916                --
   Separate Account Charges 1.85% ..................        327,479              --     1.144             374,745                --
   Separate Account Charges 1.90% ..................          8,288              --     1.227              10,167                --
   Separate Account Charges 1.95% ..................         20,979              --     1.226              25,723                --
   Separate Account Charges 2.00% ..................             --              --     1.226                  --                --
   Separate Account Charges 2.05% ..................        100,587              --     1.139             114,586                --
   Separate Account Charges 2.10% ..................             --              --     1.136                  --                --
   Separate Account Charges 2.15% ..................         11,023              --     1.224              13,488                --
   Separate Account Charges 2.20% ..................             --              --     1.136                  --                --
   Separate Account Charges 2.25% ..................        259,207              --     1.222             316,837                --
   Separate Account Charges 2.40% ..................             --              --     1.135                  --                --
   Separate Account Charges 2.45% ..................         89,135              --     1.220             108,726                --
   Separate Account Charges 2.60% ..................            791              --     1.134                 897                --
  MFS Total Return Portfolio
   Separate Account Charges 1.30% ..................      7,058,378              --     1.221           8,618,174                --
   Separate Account Charges 1.40% ..................      5,765,761              --     1.216           7,011,194                --
   Separate Account Charges 1.50% ..................        209,447              --     1.044             218,723                --
   Separate Account Charges 1.55% ..................      2,856,766              --     1.209           3,452,551                --
   Separate Account Charges 1.60% ..................        103,218              --     1.042             107,513                --
   Separate Account Charges 1.65% ..................         16,798              --     1.080              18,148                --
   Separate Account Charges 1.70% ..................      3,132,765              --     1.130           3,538,471                --
   Separate Account Charges 1.75% ..................         30,718              --     1.038              31,875                --
   Separate Account Charges 1.80% ..................      1,750,171              --     1.128           1,974,775                --
   Separate Account Charges 1.85% ..................      9,375,764              --     1.150          10,778,652                --
   Separate Account Charges 1.90% ..................        384,579              --     1.127             433,484                --
   Separate Account Charges 1.95% ..................        291,870              --     1.127             328,812                --
   Separate Account Charges 2.00% ..................         42,779              --     1.126              48,169                --
   Separate Account Charges 2.05% ..................      2,969,160              --     1.144           3,398,026                --
   Separate Account Charges 2.10% ..................         81,699              --     1.078              88,111                --
   Separate Account Charges 2.15% ..................        129,554              --     1.124             145,650                --
   Separate Account Charges 2.20% ..................             --              --     1.078                  --                --
   Separate Account Charges 2.25% ..................      8,894,291              --     1.123           9,988,717                --
   Separate Account Charges 2.40% ..................         23,587              --     1.077              25,409                --
   Separate Account Charges 2.45% ..................      1,669,877              --     1.121           1,871,481                --
   Separate Account Charges 2.60% ..................         92,014              --     1.076              99,042                --
  SB Adjustable Rate Income Portfolio - Class I Shares
   Separate Account Charges 1.30% ..................        151,639              --     1.000             151,570                --
   Separate Account Charges 1.40% ..................         17,941              --     0.999              17,928                --
   Separate Account Charges 1.50% ..................             --              --     0.999                  --                --
   Separate Account Charges 1.55% ..................             --              --     0.999                  --                --
   Separate Account Charges 1.60% ..................             --              --     0.999                  --                --
   Separate Account Charges 1.65% ..................             --              --     0.999                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Travelers Series Fund Inc. (continued)
  SB Adjustable Rate Income Portfolio - Class I Shares (continued)
   Separate Account Charges 1.70% ..................         12,695              --   $ 0.998       $      12,675          $     --
   Separate Account Charges 1.75% ..................             --              --     0.998                  --                --
   Separate Account Charges 1.80% ..................          5,223              --     0.998               5,213                --
   Separate Account Charges 1.85% ..................        109,660              --     0.998             109,434                --
   Separate Account Charges 1.90% ..................         21,033              --     0.998              20,987                --
   Separate Account Charges 1.95% ..................             --              --     0.998                  --                --
   Separate Account Charges 2.00% ..................             --              --     0.998                  --                --
   Separate Account Charges 2.05% ..................            579              --     0.997                 578                --
   Separate Account Charges 2.10% ..................          2,406              --     0.997               2,400                --
   Separate Account Charges 2.15% ..................         18,897              --     0.997              18,842                --
   Separate Account Charges 2.20% ..................             --              --     0.997                  --                --
   Separate Account Charges 2.25% ..................        143,635              --     0.997             143,174                --
   Separate Account Charges 2.40% ..................             --              --     0.996                  --                --
   Separate Account Charges 2.45% ..................         47,603              --     0.996              47,422                --
   Separate Account Charges 2.60% ..................         29,937              --     0.996              29,811                --
  Smith Barney Aggressive Growth Portfolio
   Separate Account Charges 1.30% ..................      6,709,905           6,952     1.155           7,751,810             8,031
   Separate Account Charges 1.40% ..................      8,530,069              --     1.150           9,813,550                --
   Separate Account Charges 1.50% ..................        488,926              --     0.803             392,689                --
   Separate Account Charges 1.55% ..................      3,306,728              --     1.143           3,780,584                --
   Separate Account Charges 1.60% ..................        241,408              --     0.801             193,397                --
   Separate Account Charges 1.65% ..................          9,106              --     1.138              10,360                --
   Separate Account Charges 1.70% ..................      2,348,327              --     1.258           2,953,282                --
   Separate Account Charges 1.75% ..................        209,506              --     0.798             167,196                --
   Separate Account Charges 1.80% ..................      1,755,981              --     1.256           2,206,037                --
   Separate Account Charges 1.85% ..................      6,029,951              --     1.059           6,386,270                --
   Separate Account Charges 1.90% ..................        428,338              --     1.255             537,566                --
   Separate Account Charges 1.95% ..................         84,794              --     1.254             106,361                --
   Separate Account Charges 2.00% ..................             --              --     1.254                  --                --
   Separate Account Charges 2.05% ..................      2,170,608              --     1.054           2,288,449                --
   Separate Account Charges 2.10% ..................             --              --     1.136                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.252                  --                --
   Separate Account Charges 2.20% ..................         32,549              --     1.135              36,953                --
   Separate Account Charges 2.25% ..................      8,499,680              --     1.250          10,628,360                --
   Separate Account Charges 2.40% ..................        115,226              --     1.134             130,712                --
   Separate Account Charges 2.45% ..................        826,554              --     1.248           1,031,407                --
   Separate Account Charges 2.60% ..................         71,394              --     1.134              80,926                --
  Smith Barney High Income Portfolio
   Separate Account Charges 1.30% ..................      2,428,714              --     1.053           2,558,238                --
   Separate Account Charges 1.40% ..................      1,906,382              --     1.049           1,999,809                --
   Separate Account Charges 1.50% ..................         45,864              --     1.116              51,203                --
   Separate Account Charges 1.55% ..................      1,485,267              --     1.043           1,548,449                --
   Separate Account Charges 1.60% ..................         31,104              --     1.114              34,635                --
   Separate Account Charges 1.65% ..................             --              --     1.103                  --                --
   Separate Account Charges 1.70% ..................      1,324,955              --     1.263           1,673,441                --
   Separate Account Charges 1.75% ..................        112,653              --     1.109             124,964                --
   Separate Account Charges 1.80% ..................        908,907              --     1.262           1,146,767                --
   Separate Account Charges 1.85% ..................      2,202,057              --     1.234           2,716,242                --
   Separate Account Charges 1.90% ..................         90,723              --     1.260             114,347                --
   Separate Account Charges 1.95% ..................         79,359              --     1.260              99,970                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Travelers Series Fund Inc. (continued)
  Smith Barney High Income Portfolio (continued)
   Separate Account Charges 2.00% ..................             --              --   $ 1.259       $          --          $     --
   Separate Account Charges 2.05% ..................        750,091              --     1.228             921,063                --
   Separate Account Charges 2.10% ..................          2,546              --     1.101               2,804                --
   Separate Account Charges 2.15% ..................          9,918              --     1.257              12,469                --
   Separate Account Charges 2.20% ..................             --              --     1.101                  --                --
   Separate Account Charges 2.25% ..................      6,592,357              --     1.256           8,278,645                --
   Separate Account Charges 2.40% ..................         10,679              --     1.100              11,745                --
   Separate Account Charges 2.45% ..................        579,482              --     1.253             726,201                --
   Separate Account Charges 2.60% ..................          2,317              --     1.099               2,546                --
  Smith Barney International All Cap Growth Portfolio
   Separate Account Charges 1.30% ..................      1,815,361              --     0.569           1,032,846                --
   Separate Account Charges 1.40% ..................      1,114,428              --     0.567             631,451                --
   Separate Account Charges 1.50% ..................             --              --     0.761                  --                --
   Separate Account Charges 1.55% ..................        348,478              --     0.563             196,230                --
   Separate Account Charges 1.60% ..................             --              --     0.759                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.176                  --                --
   Separate Account Charges 1.70% ..................          7,447              --     1.235               9,199                --
   Separate Account Charges 1.75% ..................             --              --     0.756                  --                --
   Separate Account Charges 1.80% ..................          7,224              --     1.234               8,914                --
   Separate Account Charges 1.85% ..................        329,998              --     1.067             352,050                --
   Separate Account Charges 1.90% ..................             --              --     1.233                  --                --
   Separate Account Charges 1.95% ..................         27,987              --     1.232              34,481                --
   Separate Account Charges 2.00% ..................             --              --     1.231                  --                --
   Separate Account Charges 2.05% ..................         12,092              --     1.062              12,841                --
   Separate Account Charges 2.10% ..................             --              --     1.173                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.230                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.173                  --                --
   Separate Account Charges 2.25% ..................         94,348              --     1.228             115,882                --
   Separate Account Charges 2.40% ..................             --              --     1.172                  --                --
   Separate Account Charges 2.45% ..................         14,449              --     1.226              17,710                --
   Separate Account Charges 2.60% ..................             --              --     1.171                  --                --
  Smith Barney Large Cap Value Portfolio
   Separate Account Charges 1.30% ..................      3,144,755              --     0.904           2,844,373                --
   Separate Account Charges 1.40% ..................      2,519,108              --     0.901           2,269,132                --
   Separate Account Charges 1.50% ..................         17,876              --     0.838              14,986                --
   Separate Account Charges 1.55% ..................      1,322,176              --     0.895           1,183,625                --
   Separate Account Charges 1.60% ..................         28,354              --     0.836              23,708                --
   Separate Account Charges 1.65% ..................             --              --     1.149                  --                --
   Separate Account Charges 1.70% ..................         50,490              --     1.216              61,390                --
   Separate Account Charges 1.75% ..................        217,414              --     0.833             181,097                --
   Separate Account Charges 1.80% ..................         96,595              --     1.215             117,326                --
   Separate Account Charges 1.85% ..................      1,356,296              --     1.010           1,369,570                --
   Separate Account Charges 1.90% ..................             --              --     1.213                  --                --
   Separate Account Charges 1.95% ..................         73,060              --     1.213              88,603                --
   Separate Account Charges 2.00% ..................             --              --     1.212                  --                --
   Separate Account Charges 2.05% ..................        357,237              --     1.005             359,103                --
   Separate Account Charges 2.10% ..................             --              --     1.147                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.210                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.146                  --                --
   Separate Account Charges 2.25% ..................        190,901              --     1.209             230,788                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Travelers Series Fund Inc. (continued)
  Smith Barney Large Cap Value Portfolio (continued)
   Separate Account Charges 2.40% ..................             --              --   $ 1.145       $          --          $     --
   Separate Account Charges 2.45% ..................         10,808              --     1.206              13,039                --
   Separate Account Charges 2.60% ..................             --              --     1.145                  --                --
  Smith Barney Large Capitalization Growth Portfolio
   Separate Account Charges 1.30% ..................      6,283,234              --     0.935           5,875,681                --
   Separate Account Charges 1.40% ..................      4,986,323              --     0.931           4,643,580                --
   Separate Account Charges 1.50% ..................        114,140              --     0.995             113,560                --
   Separate Account Charges 1.55% ..................      2,553,696              --     0.925           2,363,303                --
   Separate Account Charges 1.60% ..................         80,075              --     0.992              79,464                --
   Separate Account Charges 1.65% ..................             --              --     1.171                  --                --
   Separate Account Charges 1.70% ..................      1,211,949              --     1.373           1,663,738                --
   Separate Account Charges 1.75% ..................        339,703              --     0.989             335,825                --
   Separate Account Charges 1.80% ..................      1,093,263              --     1.371           1,499,238                --
   Separate Account Charges 1.85% ..................      2,146,063              --     1.264           2,712,378                --
   Separate Account Charges 1.90% ..................         26,255              --     1.370              35,967                --
   Separate Account Charges 1.95% ..................        105,885              --     1.369             144,980                --
   Separate Account Charges 2.00% ..................             --              --     1.369                  --                --
   Separate Account Charges 2.05% ..................        566,137              --     1.258             712,299                --
   Separate Account Charges 2.10% ..................             --              --     1.169                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.366                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.168                  --                --
   Separate Account Charges 2.25% ..................      5,833,245              --     1.365           7,962,004                --
   Separate Account Charges 2.40% ..................         78,921              --     1.167              92,115                --
   Separate Account Charges 2.45% ..................        394,331              --     1.362             537,125                --
   Separate Account Charges 2.60% ..................         24,722              --     1.166              28,832                --
  Smith Barney Mid Cap Core Portfolio
   Separate Account Charges 1.30% ..................      2,867,512           3,737     1.239           3,552,829             4,630
   Separate Account Charges 1.40% ..................      2,233,468              --     1.234           2,755,781                --
   Separate Account Charges 1.50% ..................         24,376              --     0.946              23,057                --
   Separate Account Charges 1.55% ..................      1,034,561              --     1.226           1,268,544                --
   Separate Account Charges 1.60% ..................        107,357              --     0.943             101,285                --
   Separate Account Charges 1.65% ..................             --              --     1.160                  --                --
   Separate Account Charges 1.70% ..................        637,653              --     1.246             794,624                --
   Separate Account Charges 1.75% ..................         86,510              --     0.940              81,305                --
   Separate Account Charges 1.80% ..................        501,371              --     1.245             624,148                --
   Separate Account Charges 1.85% ..................      1,440,600              --     1.247           1,796,277                --
   Separate Account Charges 1.90% ..................         21,360              --     1.244              26,563                --
   Separate Account Charges 1.95% ..................         49,273              --     1.243              61,242                --
   Separate Account Charges 2.00% ..................         43,154              --     1.242              53,610                --
   Separate Account Charges 2.05% ..................        546,831              --     1.241             678,752                --
   Separate Account Charges 2.10% ..................             --              --     1.158                  --                --
   Separate Account Charges 2.15% ..................         19,016              --     1.240              23,586                --
   Separate Account Charges 2.20% ..................             --              --     1.158                  --                --
   Separate Account Charges 2.25% ..................      1,359,130              --     1.239           1,684,039                --
   Separate Account Charges 2.40% ..................          4,542              --     1.157               5,255                --
   Separate Account Charges 2.45% ..................        311,907              --     1.236             385,665                --
   Separate Account Charges 2.60% ..................             --              --     1.156                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Travelers Series Fund Inc. (continued)
  Smith Barney Money Market Portfolio
   Separate Account Charges 1.30% ..................      5,977,716              --   $ 1.070       $   6,399,045          $     --
   Separate Account Charges 1.40% ..................      3,392,033              --     1.066           3,616,036                --
   Separate Account Charges 1.50% ..................         47,831              --     0.996              47,633                --
   Separate Account Charges 1.55% ..................      1,074,514              --     1.059           1,138,380                --
   Separate Account Charges 1.60% ..................         76,215              --     0.993              75,705                --
   Separate Account Charges 1.65% ..................          7,502              --     0.996               7,470                --
   Separate Account Charges 1.70% ..................        409,539              --     0.989             405,167                --
   Separate Account Charges 1.75% ..................        207,678              --     0.989             205,497                --
   Separate Account Charges 1.80% ..................        690,701              --     0.988             682,628                --
   Separate Account Charges 1.85% ..................      7,405,806              --     0.983           7,279,233                --
   Separate Account Charges 1.90% ..................         21,211              --     0.987              20,941                --
   Separate Account Charges 1.95% ..................         91,329              --     0.987              90,120                --
   Separate Account Charges 2.00% ..................             --              --     0.986                  --                --
   Separate Account Charges 2.05% ..................      1,139,300              --     0.978           1,114,753                --
   Separate Account Charges 2.10% ..................             --              --     0.994                  --                --
   Separate Account Charges 2.15% ..................         24,852              --     0.985              24,472                --
   Separate Account Charges 2.20% ..................             --              --     0.994                  --                --
   Separate Account Charges 2.25% ..................      1,823,049              --     0.984           1,793,277                --
   Separate Account Charges 2.40% ..................        355,494              --     0.993             352,943                --
   Separate Account Charges 2.45% ..................        611,970              --     0.982             600,713                --
   Separate Account Charges 2.60% ..................             --              --     0.992                  --                --
  Strategic Equity Portfolio
   Separate Account Charges 1.30% ..................      5,209,330              --     0.670           3,492,181                --
   Separate Account Charges 1.40% ..................      2,656,535              --     0.668           1,773,510                --
   Separate Account Charges 1.50% ..................         45,975              --     0.727              33,402                --
   Separate Account Charges 1.55% ..................      1,402,850              --     0.663             930,740                --
   Separate Account Charges 1.60% ..................             --              --     0.725                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.118                  --                --
   Separate Account Charges 1.70% ..................         98,016              --     1.263             123,840                --
   Separate Account Charges 1.75% ..................         51,790              --     0.722              37,386                --
   Separate Account Charges 1.80% ..................        127,144              --     1.262             160,476                --
   Separate Account Charges 1.85% ..................        875,860              --     0.974             853,202                --
   Separate Account Charges 1.90% ..................          8,052              --     1.261              10,153                --
   Separate Account Charges 1.95% ..................          8,608              --     1.260              10,847                --
   Separate Account Charges 2.00% ..................         22,642              --     1.260              28,519                --
   Separate Account Charges 2.05% ..................        343,430              --     0.970             333,029                --
   Separate Account Charges 2.10% ..................             --              --     1.116                  --                --
   Separate Account Charges 2.15% ..................         18,537              --     1.258              23,312                --
   Separate Account Charges 2.20% ..................             --              --     1.116                  --                --
   Separate Account Charges 2.25% ..................        432,677              --     1.256             543,555                --
   Separate Account Charges 2.40% ..................             --              --     1.115                  --                --
   Separate Account Charges 2.45% ..................         36,786              --     1.254              46,117                --
   Separate Account Charges 2.60% ..................          3,281              --     1.114               3,656                --
  Travelers Managed Income Portfolio
   Separate Account Charges 1.30% ..................      2,671,175              --     1.204           3,216,279                --
   Separate Account Charges 1.40% ..................      2,324,626              --     1.199           2,787,458                --
   Separate Account Charges 1.50% ..................         72,610              --     1.084              78,705                --
   Separate Account Charges 1.55% ..................      1,221,287              --     1.192           1,455,402                --
   Separate Account Charges 1.60% ..................         18,683              --     1.081              20,199                --
   Separate Account Charges 1.65% ..................             --              --     1.031                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Travelers Series Fund Inc. (continued)
  Travelers Managed Income Portfolio (continued)
   Separate Account Charges 1.70% ..................        746,549              --   $ 1.081       $     807,150          $     --
   Separate Account Charges 1.75% ..................         27,799              --     1.077              29,940                --
   Separate Account Charges 1.80% ..................        790,555              --     1.080             853,840                --
   Separate Account Charges 1.85% ..................      4,096,730              --     1.047           4,289,493                --
   Separate Account Charges 1.90% ..................             --              --     1.079                  --                --
   Separate Account Charges 1.95% ..................        275,876              --     1.078             297,497                --
   Separate Account Charges 2.00% ..................             --              --     1.078                  --                --
   Separate Account Charges 2.05% ..................      1,082,482              --     1.042           1,128,295                --
   Separate Account Charges 2.10% ..................             --              --     1.029                  --                --
   Separate Account Charges 2.15% ..................         53,668              --     1.076              57,753                --
   Separate Account Charges 2.20% ..................             --              --     1.029                  --                --
   Separate Account Charges 2.25% ..................      3,045,121              --     1.075           3,273,508                --
   Separate Account Charges 2.40% ..................         26,182              --     1.028              26,908                --
   Separate Account Charges 2.45% ..................        888,204              --     1.073             952,837                --
   Separate Account Charges 2.60% ..................             --              --     1.027                  --                --
  Van Kampen Enterprise Portfolio
   Separate Account Charges 1.30% ..................      1,519,148              --     0.648             984,479                --
   Separate Account Charges 1.40% ..................        824,262              --     0.645             531,932                --
   Separate Account Charges 1.50% ..................             --              --     0.795                  --                --
   Separate Account Charges 1.55% ..................        629,942              --     0.641             404,023                --
   Separate Account Charges 1.60% ..................             --              --     0.793                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.130                  --                --
   Separate Account Charges 1.70% ..................         63,188              --     1.193              75,397                --
   Separate Account Charges 1.75% ..................          2,263              --     0.790               1,788                --
   Separate Account Charges 1.80% ..................         40,559              --     1.192              48,345                --
   Separate Account Charges 1.85% ..................         65,519              --     1.021              66,887                --
   Separate Account Charges 1.90% ..................             --              --     1.191                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.190                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.190                  --                --
   Separate Account Charges 2.05% ..................        101,564              --     1.016             103,214                --
   Separate Account Charges 2.10% ..................             --              --     1.128                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.188                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.128                  --                --
   Separate Account Charges 2.25% ..................        100,752              --     1.186             119,533                --
   Separate Account Charges 2.40% ..................             --              --     1.127                  --                --
   Separate Account Charges 2.45% ..................         12,206              --     1.184              14,451                --
   Separate Account Charges 2.60% ..................             --              --     1.126                  --                --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
   Separate Account Charges 1.30% ..................             --              --     0.993                  --                --
   Separate Account Charges 1.40% ..................             --              --     0.991                  --                --
   Separate Account Charges 1.50% ..................             --              --     0.989                  --                --
   Separate Account Charges 1.55% ..................             --              --     0.988                  --                --
   Separate Account Charges 1.60% ..................             --              --     0.987                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.138                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.253                  --                --
   Separate Account Charges 1.75% ..................             --              --     0.985                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.252                  --                --
   Separate Account Charges 1.85% ..................      1,094,511              --     0.983           1,075,836                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Van Kampen Life Investment Trust (continued)
  Comstock Portfolio - Class II Shares (continued)
   Separate Account Charges 1.90% ..................             --              --   $ 1.250       $          --          $     --
   Separate Account Charges 1.95% ..................             --              --     1.250                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.249                  --                --
   Separate Account Charges 2.05% ..................        277,386              --     0.979             271,690                --
   Separate Account Charges 2.10% ..................             --              --     1.136                  --                --
   Separate Account Charges 2.15% ..................          6,856              --     1.247               8,551                --
   Separate Account Charges 2.20% ..................             --              --     1.136                  --                --
   Separate Account Charges 2.25% ..................        914,063              --     1.246           1,138,835                --
   Separate Account Charges 2.40% ..................             --              --     1.135                  --                --
   Separate Account Charges 2.45% ..................        235,475              --     1.243             292,769                --
   Separate Account Charges 2.60% ..................             --              --     1.134                  --                --
  Emerging Growth Portfolio - Class I Shares
   Separate Account Charges 1.30% ..................      3,851,217              --     0.675           2,601,190                --
   Separate Account Charges 1.40% ..................      3,368,027              --     0.673           2,265,444                --
   Separate Account Charges 1.50% ..................         38,020              --     0.706              26,846                --
   Separate Account Charges 1.55% ..................      1,166,632              --     0.668             779,846                --
   Separate Account Charges 1.60% ..................         58,238              --     0.704              41,017                --
   Separate Account Charges 1.65% ..................             --              --     1.117                  --                --
   Separate Account Charges 1.70% ..................        108,743              --     1.201             130,647                --
   Separate Account Charges 1.75% ..................         42,070              --     0.702              29,517                --
   Separate Account Charges 1.80% ..................        127,413              --     1.200             152,917                --
   Separate Account Charges 1.85% ..................        350,889              --     0.940             329,741                --
   Separate Account Charges 1.90% ..................          4,866              --     1.199               5,834                --
   Separate Account Charges 1.95% ..................          5,118              --     1.198               6,134                --
   Separate Account Charges 2.00% ..................             --              --     1.198                  --                --
   Separate Account Charges 2.05% ..................        194,819              --     0.935             182,248                --
   Separate Account Charges 2.10% ..................          2,893              --     1.115               3,227                --
   Separate Account Charges 2.15% ..................             --              --     1.196                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.115                  --                --
   Separate Account Charges 2.25% ..................        456,247              --     1.195             545,022                --
   Separate Account Charges 2.40% ..................            229              --     1.114                 255                --
   Separate Account Charges 2.45% ..................        139,962              --     1.192             166,849                --
   Separate Account Charges 2.60% ..................         14,111              --     1.113              15,708                --
  Enterprise Portfolio - Class II Shares
   Separate Account Charges 1.30% ..................             --              --     0.901                  --                --
   Separate Account Charges 1.40% ..................             --              --     0.900                  --                --
   Separate Account Charges 1.50% ..................             --              --     0.898                  --                --
   Separate Account Charges 1.55% ..................             --              --     0.897                  --                --
   Separate Account Charges 1.60% ..................             --              --     0.896                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.135                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.194                  --                --
   Separate Account Charges 1.75% ..................             --              --     0.894                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.193                  --                --
   Separate Account Charges 1.85% ..................         71,388              --     0.893              63,717                --
   Separate Account Charges 1.90% ..................             --              --     1.191                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.191                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.190                  --                --
   Separate Account Charges 2.05% ..................            899              --     0.889                 799                --
   Separate Account Charges 2.10% ..................             --              --     1.133                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Van Kampen Life Investment Trust (continued)
  Enterprise Portfolio - Class II Shares (continued)
   Separate Account Charges 2.15% ..................             --              --   $ 1.188       $          --          $     --
   Separate Account Charges 2.20% ..................             --              --     1.132                  --                --
   Separate Account Charges 2.25% ..................         13,154              --     1.187              15,614                --
   Separate Account Charges 2.40% ..................             --              --     1.131                  --                --
   Separate Account Charges 2.45% ..................             --              --     1.185                  --                --
   Separate Account Charges 2.60% ..................             --              --     1.130                  --                --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
   Separate Account Charges 1.30% ..................        146,775           4,797     0.973             142,739             4,666
   Separate Account Charges 1.40% ..................        209,065              --     0.970             202,775                --
   Separate Account Charges 1.50% ..................         27,453              --     0.959              26,338                --
   Separate Account Charges 1.55% ..................         63,365              --     0.966              61,213                --
   Separate Account Charges 1.60% ..................         22,095              --     0.957              21,144                --
   Separate Account Charges 1.65% ..................             --              --     1.237                  --                --
   Separate Account Charges 1.70% ..................        839,937              --     1.360           1,142,674                --
   Separate Account Charges 1.75% ..................         15,043              --     0.953              14,341                --
   Separate Account Charges 1.80% ..................        631,719              --     1.359             858,513                --
   Separate Account Charges 1.85% ..................        793,268              --     1.236             980,575                --
   Separate Account Charges 1.90% ..................         29,774              --     1.358              40,421                --
   Separate Account Charges 1.95% ..................         24,165              --     1.357              32,790                --
   Separate Account Charges 2.00% ..................         27,696              --     1.356              37,561                --
   Separate Account Charges 2.05% ..................         78,919              --     1.231              97,110                --
   Separate Account Charges 2.10% ..................          1,397              --     1.234               1,724                --
   Separate Account Charges 2.15% ..................             --              --     1.354                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.234                  --                --
   Separate Account Charges 2.25% ..................      1,932,845              --     1.353           2,614,489                --
   Separate Account Charges 2.40% ..................             --              --     1.233                  --                --
   Separate Account Charges 2.45% ..................         66,935              --     1.350              90,353                --
   Separate Account Charges 2.60% ..................          3,347              --     1.232               4,124                --

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class
   Separate Account Charges 1.30% ..................      1,395,025              --     1.027           1,432,936                --
   Separate Account Charges 1.40% ..................      1,831,279              --     1.023           1,873,223                --
   Separate Account Charges 1.50% ..................         41,891              --     1.064              44,581                --
   Separate Account Charges 1.55% ..................        543,203              --     1.017             552,185                --
   Separate Account Charges 1.60% ..................         13,658              --     1.061              14,498                --
   Separate Account Charges 1.65% ..................             --              --     1.143                  --                --
   Separate Account Charges 1.70% ..................        351,457              --     1.251             439,799                --
   Separate Account Charges 1.75% ..................         66,766              --     1.057              70,601                --
   Separate Account Charges 1.80% ..................        168,572              --     1.250             210,725                --
   Separate Account Charges 1.85% ..................        733,222              --     1.254             919,151                --
   Separate Account Charges 1.90% ..................         15,585              --     1.249              19,462                --
   Separate Account Charges 1.95% ..................         18,611              --     1.248              23,229                --
   Separate Account Charges 2.00% ..................         18,902              --     1.247              23,579                --
   Separate Account Charges 2.05% ..................        287,237              --     1.248             358,444                --
   Separate Account Charges 2.10% ..................             --              --     1.141                  --                --
   Separate Account Charges 2.15% ..................          9,433              --     1.246              11,748                --
   Separate Account Charges 2.20% ..................             --              --     1.140                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Variable Insurance Products Fund II (continued)
  Contrafund(R) Portfolio - Service Class (continued)
   Separate Account Charges 2.25% ..................      1,545,964              --   $ 1.244       $   1,923,514          $     --
   Separate Account Charges 2.40% ..................         12,030              --     1.139              13,708                --
   Separate Account Charges 2.45% ..................        213,718              --     1.242             265,358                --
   Separate Account Charges 2.60% ..................         23,369              --     1.139              26,608                --
  Contrafund(R) Portfolio - Service Class 2
   Separate Account Charges 1.30% ..................             --              --     1.101                  --                --
   Separate Account Charges 1.40% ..................             --              --     1.099                  --                --
   Separate Account Charges 1.50% ..................             --              --     1.098                  --                --
   Separate Account Charges 1.55% ..................             --              --     1.097                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.096                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.143                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.249                  --                --
   Separate Account Charges 1.75% ..................             --              --     1.093                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.248                  --                --
   Separate Account Charges 1.85% ..................        530,106              --     1.091             578,240                --
   Separate Account Charges 1.90% ..................             --              --     1.247                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.246                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.245                  --                --
   Separate Account Charges 2.05% ..................        167,866              --     1.087             182,465                --
   Separate Account Charges 2.10% ..................             --              --     1.141                  --                --
   Separate Account Charges 2.15% ..................         36,351              --     1.243              45,194                --
   Separate Account Charges 2.20% ..................             --              --     1.140                  --                --
   Separate Account Charges 2.25% ..................        597,035              --     1.242             741,509                --
   Separate Account Charges 2.40% ..................             --              --     1.139                  --                --
   Separate Account Charges 2.45% ..................         17,573              --     1.239              21,780                --
   Separate Account Charges 2.60% ..................             --              --     1.138                  --                --

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
   Separate Account Charges 1.30% ..................             --              --     1.069                  --                --
   Separate Account Charges 1.40% ..................             --              --     1.067                  --                --
   Separate Account Charges 1.50% ..................             --              --     1.065                  --                --
   Separate Account Charges 1.55% ..................             --              --     1.064                  --                --
   Separate Account Charges 1.60% ..................             --              --     1.063                  --                --
   Separate Account Charges 1.65% ..................             --              --     1.107                  --                --
   Separate Account Charges 1.70% ..................             --              --     1.171                  --                --
   Separate Account Charges 1.75% ..................             --              --     1.061                  --                --
   Separate Account Charges 1.80% ..................             --              --     1.170                  --                --
   Separate Account Charges 1.85% ..................        189,423              --     1.059             200,533                --
   Separate Account Charges 1.90% ..................             --              --     1.169                  --                --
   Separate Account Charges 1.95% ..................             --              --     1.168                  --                --
   Separate Account Charges 2.00% ..................             --              --     1.167                  --                --
   Separate Account Charges 2.05% ..................             --              --     1.055                  --                --
   Separate Account Charges 2.10% ..................             --              --     1.105                  --                --
   Separate Account Charges 2.15% ..................             --              --     1.166                  --                --
   Separate Account Charges 2.20% ..................             --              --     1.105                  --                --
   Separate Account Charges 2.25% ..................         24,304              --     1.164              28,299                --
   Separate Account Charges 2.40% ..................             --              --     1.104                  --                --
   Separate Account Charges 2.45% ..................             --              --     1.162                  --                --
   Separate Account Charges 2.60% ..................             --              --     1.103                  --                --

                                                                                     DECEMBER 31, 2003
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     --------------   -------------  ---------  -----------------  -----------------
Variable Insurance Products Fund III (continued)
  Mid Cap Portfolio - Service Class 2
   Separate Account Charges 1.30% ..................        533,777              --   $ 1.170       $     624,656          $     --
   Separate Account Charges 1.40% ..................        246,983              --     1.168             288,528                --
   Separate Account Charges 1.50% ..................         13,063              --     1.166              15,233                --
   Separate Account Charges 1.55% ..................         66,472              --     1.165              77,447                --
   Separate Account Charges 1.60% ..................         10,595              --     1.164              12,333                --
   Separate Account Charges 1.65% ..................             --              --     1.200                  --                --
   Separate Account Charges 1.70% ..................        297,852              --     1.341             399,310                --
   Separate Account Charges 1.75% ..................         29,607              --     1.161              34,374                --
   Separate Account Charges 1.80% ..................        815,759              --     1.339           1,092,498                --
   Separate Account Charges 1.85% ..................      1,521,044              --     1.159           1,762,849                --
   Separate Account Charges 1.90% ..................         18,971              --     1.338              25,380                --
   Separate Account Charges 1.95% ..................         21,215              --     1.337              28,368                --
   Separate Account Charges 2.00% ..................         29,069              --     1.336              38,849                --
   Separate Account Charges 2.05% ..................        255,006              --     1.155             294,508                --
   Separate Account Charges 2.10% ..................             --              --     1.198                  --                --
   Separate Account Charges 2.15% ..................         43,499              --     1.334              58,044                --
   Separate Account Charges 2.20% ..................             --              --     1.197                  --                --
   Separate Account Charges 2.25% ..................      1,911,506              --     1.333           2,548,004                --
   Separate Account Charges 2.40% ..................         14,418              --     1.196              17,249                --
   Separate Account Charges 2.45% ..................        212,265              --     1.330             282,356                --
   Separate Account Charges 2.60% ..................             --              --     1.195                  --                --
                                                                                                    -------------          --------

Net Contract Owners' Equity ........................                                                $ 830,187,793          $ 17,327
                                                                                                    =============          ========

5. STATEMENT OF INVESTMENTS                                                        FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                         ---------------------------------------------------------
INVESTMENTS                                                                 NO. OF         MARKET        COST OF        PROCEEDS
                                                                            SHARES         VALUE        PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------
CAPITAL APPRECIATION FUND (0.0%)
    Total (Cost $323,029)                                                       6,929   $    383,955   $    211,534   $     86,209
                                                                         ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (0.3%)
    Total (Cost $2,332,034)                                                 2,332,034      2,332,034      2,836,879      1,490,313
                                                                         ------------   ------------   ------------   ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.2%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $1,313,329)                                                    71,757      1,451,640        449,358        309,398
                                                                         ------------   ------------   ------------   ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (1.3%)
  AllianceBernstein Growth and Income Portfolio - Class B
    (Cost $3,230,528)                                                         174,838      3,779,999      3,009,472        370,631
  AllianceBernstein Premier Growth Portfolio - Class B
    (Cost $10,417,037)                                                        323,420      6,898,555        524,638        939,969
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $13,647,565)                                                  498,258     10,678,554      3,534,110      1,310,600
                                                                         ------------   ------------   ------------   ------------

AMERICAN FUNDS INSURANCE SERIES (17.3%)
  Global Growth Fund - Class 2 Shares (Cost $20,009,529)                    1,348,587     20,565,954      7,346,780        949,568
  Growth Fund - Class 2 Shares (Cost $56,637,421)                           1,219,569     55,490,376     27,048,882      1,427,084
  Growth-Income Fund - Class 2 Shares (Cost $61,192,410)                    2,020,021     67,630,306     32,357,867      1,166,205
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $137,839,360)                                               4,588,177    143,686,636     66,753,529      3,542,857
                                                                         ------------   ------------   ------------   ------------

CREDIT SUISSE TRUST (0.0%)
  Emerging Markets Portfolio
  Total (Cost $98,561)                                                         12,053        128,120         58,840          6,580
                                                                         ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (0.2%)
  Delaware VIP REIT Series - Standard Class
  Total (Cost $1,316,294)                                                     104,946      1,588,889      1,055,786        148,795
                                                                         ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (0.2%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $372,391)          12,365        425,592        276,728         18,368
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $963,219)                                                            31,431      1,175,198        667,428         60,470
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $1,335,610)                                                    43,796      1,600,790        944,156         78,838
                                                                         ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (3.8%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $9,673,908)                  561,295      9,783,366      5,019,269        992,860
  Mutual Shares Securities Fund - Class 2 Shares (Cost $8,459,887)            642,208      9,562,476      7,745,805        111,159
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $940,246)                                                           152,733      1,082,876        950,127         10,885
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $9,754,913)        858,853     10,512,367      4,774,372        182,981
  Templeton Growth Securities Fund - Class 2 Shares (Cost $477,799)            49,208        550,640        424,288         77,349
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $29,306,753)                                                2,264,297     31,491,725     18,913,861      1,375,234
                                                                         ------------   ------------   ------------   ------------

GREENWICH STREET SERIES FUND (10.6%)
  Appreciation Portfolio (Cost $24,045,825)                                 1,197,409     26,067,584     12,061,168        504,281
  Diversified Strategic Income Portfolio (Cost $13,390,516)                 1,438,281     13,160,269      7,206,825        680,492
  Equity Index Portfolio - Class II Shares (Cost $11,276,115)                 440,794     11,958,754      6,476,707        665,427
  Fundamental Value Portfolio (Cost $33,420,258)                            1,826,048     36,667,053     12,522,789      1,252,189
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    (Cost $335,638)                                                            18,792        365,696        335,222          1,718
  Salomon Brothers Variable Emerging Growth Fund - Class II Shares
    (Cost $12,997)                                                                686         13,265         13,000              3
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $66,303)                                                             16,747         76,535         55,138          1,429
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $82,547,652)                                                4,938,757     88,309,156     38,670,849      3,105,539
                                                                         ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                     FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                         -----------------------------------------------------
INVESTMENTS                                                                 NO. OF        MARKET       COST OF       PROCEEDS
                                                                            SHARES        VALUE       PURCHASES     FROM SALES
                                                                         -----------   -----------   -----------   -----------
JANUS ASPEN SERIES (0.5%)
  Balanced Portfolio - Service Shares (Cost $975,894)                         43,020   $ 1,024,739   $   875,065   $    82,049
  Global Life Sciences Portfolio - Service Shares (Cost $51,655)               8,330        57,392        50,856         1,045
  Global Technology Portfolio - Service Shares (Cost $156,857)                49,921       176,223       159,143         9,531
  Mid Cap Growth Portfolio - Service Shares (Cost $3,676,078)                131,008     2,757,717       921,875       589,228
  Worldwide Growth Portfolio - Service Shares (Cost $300,656)                 13,159       338,184       244,489        39,066
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $5,161,140)                                                  245,438     4,354,255     2,251,428       720,919
                                                                         -----------   -----------   -----------   -----------

LAZARD RETIREMENT SERIES, INC. (0.1%)
  Lazard Retirement Small Cap Portfolio
  Total (Cost $807,780)                                                       61,012       897,480       808,824         1,125
                                                                         -----------   -----------   -----------   -----------

LORD ABBETT SERIES FUND, INC. (1.1%)
  Growth and Income Portfolio (Cost $3,995,231)                              179,672     4,405,557     4,072,102        79,849
  Mid-Cap Value Portfolio (Cost $4,255,045)                                  272,095     4,636,492     4,293,595        40,512
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $8,250,276)                                                  451,767     9,042,049     8,365,697       120,361
                                                                         -----------   -----------   -----------   -----------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (0.0%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $23,900)         2,277        23,818        23,903             3
  Merrill Lynch Small Cap Value V.I. Fund - Class III (Cost $10,633)           1,027        10,963        10,641             8
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $34,533)                                                       3,304        34,781        34,544            11
                                                                         -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (7.5%)
  Real Return Portfolio - Administrative Class (Cost $5,564,356)             451,549     5,581,151     5,859,799       295,518
  Total Return Portfolio - Administrative Class (Cost $55,834,013)         5,454,669    56,510,368    33,365,819     2,744,220
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $61,398,369)                                               5,906,218    62,091,519    39,225,618     3,039,738
                                                                         -----------   -----------   -----------   -----------

PIONEER VARIABLE CONTRACTS TRUST (0.0%)
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $12,998)                    709        13,224        13,000             2
  Pioneer High Yield VCT Portfolio - Class II Shares (Cost $13,015)            1,140        13,049        13,018             3
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $26,013)                                                       1,849        26,273        26,018             5
                                                                         -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (1.1%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $412,768)          107,995       498,936       252,263       135,404
  Putnam VT International Equity Fund - Class IB Shares
    (Cost $2,364,834)                                                        225,349     2,895,736     1,792,265       226,510
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $4,328,710)         301,914     5,470,679     2,748,816       560,991
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $7,106,312)                                                  635,258     8,865,351     4,793,344       922,905
                                                                         -----------   -----------   -----------   -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (3.4%)
  All Cap Fund - Class I (Cost $12,541,533)                                  909,751    14,210,306     4,195,026       959,263
  Investors Fund - Class I (Cost $8,079,712)                                 702,660     8,916,757     4,794,593     1,666,389
  Large Cap Growth Fund - Class I (Cost $163,694)                             16,625       194,017       173,279        28,811
  Small Cap Growth Fund - Class I (Cost $4,611,484)                          427,459     5,232,093     3,891,140     1,170,947
  Total Return Fund - Class II (Cost $13,184)                                  1,209        13,137        13,187             3
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $25,409,607)                                               2,057,704    28,566,310    13,067,225     3,825,413
                                                                         -----------   -----------   -----------   -----------

SMITH BARNEY INVESTMENT SERIES (0.5%)
  Smith Barney Large Cap Core Portfolio (Cost $1,783,209)                    221,694     1,922,086     1,675,618       202,828
  Smith Barney Premier Selections All Cap Growth Portfolio
    (Cost $2,186,871)                                                        212,028     2,499,813     1,319,916       310,552
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $3,970,080)                                                  433,722     4,421,899     2,995,534       513,380
                                                                         -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                         FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                          ---------------------------------------------------------
INVESTMENTS                                                                  NO. OF         MARKET        COST OF        PROCEEDS
                                                                             SHARES         VALUE        PURCHASES      FROM SALES
                                                                          ------------   ------------   ------------   ------------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST (15.4%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $57,671,062)                                                       4,635,816   $ 64,855,069   $ 56,700,694   $    443,998
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $46,084,866)                                                       3,958,411     50,153,063     44,769,155        104,969
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $6,045,999)                                                          475,084      6,703,430      5,868,075        113,667
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $5,218,169)                                                          421,722      5,794,465      5,421,193        338,024
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $115,020,096)                                                9,491,033    127,506,027    112,759,117      1,000,658
                                                                          ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (4.1%)
  Convertible Securities Portfolio (Cost $1,395,464)                           127,617      1,514,810      1,221,361         10,640
  Disciplined Mid Cap Stock Portfolio (Cost $602,669)                           42,048        735,417        560,932         55,964
  Equity Income Portfolio (Cost $10,840,844)                                   747,196     12,395,975      6,667,939        580,207
  Federated High Yield Portfolio (Cost $1,910,511)                             232,173      1,952,575      1,870,074        157,762
  Federated Stock Portfolio (Cost $82,377)                                       6,478         98,401         79,663         12,097
  Large Cap Portfolio (Cost $5,716,925)                                        397,375      5,237,404      2,056,977        343,372
  Lazard International Stock Portfolio (Cost $2,015,247)                       222,817      2,230,395      1,980,804          5,062
  Merrill Lynch Large Cap Core Portfolio (Cost $2,764,561)                     280,849      2,204,664        476,141        272,473
  MFS Emerging Growth Portfolio (Cost $8,084,080)                              475,931      4,449,958        714,866        606,943
  MFS Mid Cap Growth Portfolio (Cost $792,395)                                 132,540        911,874        742,382         87,377
  Pioneer Fund Portfolio (Cost $403,279)                                        39,964        436,410        419,504         17,195
  Travelers Quality Bond Portfolio (Cost $1,991,705)                           173,988      1,950,410      1,541,923        169,703
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $36,600,057)                                                 2,878,976     34,118,293     18,332,566      2,318,795
                                                                          ------------   ------------   ------------   ------------

TRAVELERS SERIES FUND INC. (28.3%)
  AIM Capital Appreciation Portfolio (Cost $3,450,509)                         356,623      3,587,631        897,264        117,742
  MFS Total Return Portfolio (Cost $50,482,250)                              3,217,608     52,189,608     26,712,401        988,236
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $560,923)          56,017        560,172        611,648         50,750
  Smith Barney Aggressive Growth Portfolio (Cost $47,370,637)                3,989,755     48,515,421     20,226,301      1,129,036
  Smith Barney High Income Portfolio (Cost $22,259,065)                      2,964,900     22,029,204     17,615,976      1,653,411
  Smith Barney International All Cap Growth Portfolio (Cost $1,976,476)        217,306      2,412,094     16,442,865     19,106,409
  Smith Barney Large Cap Value Portfolio (Cost $9,439,086)                     527,306      8,758,554      1,179,199        848,566
  Smith Barney Large Capitalization Growth Portfolio (Cost $27,216,208)      2,004,647     28,806,771     14,231,361      1,752,007
  Smith Barney Mid Cap Core Portfolio (Cost $12,862,598)                     1,075,239     13,924,341      4,719,016        792,150
  Smith Barney Money Market Portfolio (Cost $23,854,290)                    23,854,290     23,854,290     57,286,138     57,904,604
  Strategic Equity Portfolio (Cost $11,990,953)                                521,120      8,405,671      1,001,503        939,277
  Travelers Managed Income Portfolio (Cost $19,819,141)                      1,675,061     19,279,947     11,478,972      3,536,404
  Van Kampen Enterprise Portfolio (Cost $3,990,308)                            205,465      2,350,525        348,064        229,533
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $235,272,444)                                               40,665,337    234,674,229    172,750,708     89,048,125
                                                                          ------------   ------------   ------------   ------------

VAN KAMPEN LIFE INVESTMENT TRUST (1.2%)
  Comstock Portfolio - Class II Shares (Cost $2,356,413)                       237,317      2,788,473      1,940,642        157,166
  Emerging Growth Portfolio - Class I Shares (Cost $11,918,076)                299,628      7,283,949      1,112,583        499,562
  Enterprise Portfolio - Class II Shares (Cost $68,247)                          6,109         80,151         57,452         51,070
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $14,342,736)                                                   543,054     10,152,573      3,110,677        707,798
                                                                          ------------   ------------   ------------   ------------

VARIABLE ANNUITY PORTFOLIOS (0.8%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $5,886,844)                                                    632,450      6,375,098      6,457,814      1,159,082
                                                                          ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND II (1.2%)
  Contrafund(R) Portfolio - Service Class (Cost $7,531,214)                    356,691      8,225,284      3,465,567        232,465
  Contrafund(R) Portfolio - Service Class 2 (Cost $1,358,477)                   68,453      1,569,625      1,049,804         35,877
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $8,889,691)                                                    425,144      9,794,909      4,515,371        268,342
                                                                          ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                           FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                             ---------------------------------------------------------
INVESTMENTS                                                     NO. OF         MARKET        COST OF        PROCEEDS
                                                                SHARES         VALUE        PURCHASES      FROM SALES
                                                             ------------   ------------   ------------   ------------
VARIABLE INSURANCE PRODUCTS FUND III (0.9%)
  Dynamic Capital Appreciation Portfolio - Service Class 2
    (Cost $173,190)                                                32,606   $    228,891   $     50,612   $      2,951
  Mid Cap Portfolio - Service Class 2 (Cost $6,165,433)           317,145      7,601,971      5,752,484        390,167
                                                             ------------   ------------   ------------   ------------
    Total (Cost $6,338,623)                                       349,751      7,830,862      5,803,096        393,118
                                                             ------------   ------------   ------------   ------------

TOTAL INVESTMENTS (100%)
  (COST $804,574,788)                                                       $830,403,407   $528,726,483   $115,494,138
                                                                            ============   ============   ============

6. FINANCIAL HIGHLIGHTS

                                                                                                      EXPENSE            TOTAL
                                            YEAR              UNIT VALUE      NET    INVESTMENT (1)   RATIO (2)        RETURN (3)
                                            ENDED    UNITS    LOWEST TO     ASSETS       INCOME       LOWEST TO        LOWEST TO
                                            DEC 31  (000S)    HIGHEST ($)   ($000S)     RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                            ------  ------   -------------  -------  --------------  -----------  -----------------
CAPITAL APPRECIATION FUND                     2003     388   0.949 - 1.183      384         0.06     1.85 - 2.45      20.04 - 26.52
                                              2002     237   0.775 - 0.777      184         1.79     1.85 - 2.05   (11.40) - (6.17)

MONEY MARKET PORTFOLIO                        2003   2,368   0.982 - 0.986    2,332         0.77     1.85 - 2.45    (1.31) - (0.10)
                                              2002     990   0.995 - 0.996      986         0.74     1.85 - 2.05    (0.40) - (0.30)
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund - Series I     2003   1,690   0.748 - 1.184    1,451         0.30     1.30 - 2.45      21.01 - 27.35
                                              2002   1,460   0.607 - 0.782    1,007         0.59     1.30 - 2.05  (31.70) - (25.57)
                                              2001     343   0.884 - 1.142      341         0.35     1.30 - 2.05     (10.43) - 2.42
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                       2003   3,401   1.016 - 1.248    3,779         0.77     1.30 - 2.45       1.63 - 35.78
                                              2002     702   0.785 - 0.788      552         0.05     1.30 - 2.05   (20.47) - (3.79)
AllianceBernstein Premier Growth
    Portfolio - Class B                       2003  10,240   0.621 - 1.150    6,897           --     1.30 - 2.45       3.61 - 30.83
                                              2002  11,167   0.511 - 0.803    5,997           --     1.30 - 2.05  (32.23) - (31.74)
                                              2001  12,139   0.751 - 1.183    9,240           --     1.30 - 2.05     (18.72) - 3.59
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares         2003  19,299   0.914 - 1.322   20,561         0.39     1.30 - 2.60       5.52 - 41.36
                                              2002  13,460   0.686 - 0.995    9,782         0.91     1.30 - 2.05     (16.34) - 0.80
                                              2001  11,365   0.817 - 1.188    9,408         0.71     1.30 - 2.05    (15.51) - 11.44

  Growth Fund - Class 2 Shares                2003  49,144   0.869 - 1.292   55,477         0.15     1.30 - 2.60       4.54 - 43.44
                                              2002  25,489   0.647 - 0.918   19,272         0.03     1.30 - 2.05  (25.95) - (25.41)
                                              2001  19,783   0.871 - 1.238   19,531         0.48     1.30 - 2.05     (19.42) - 9.37

  Growth-Income Fund - Class 2 Shares         2003  56,026   0.999 - 1.265   67,614         1.37     1.30 - 2.60       6.41 - 37.73
                                              2002  27,289   0.768 - 0.916   24,585         1.12     1.30 - 2.05  (20.03) - (19.36)
                                              2001  17,284   0.957 - 1.143   19,305         1.88     1.30 - 2.05     (1.54) - 14.46
CREDIT SUISSE TRUST
  Emerging Markets Portfolio                  2003     114   1.119 - 1.369      128           --     1.85 - 2.45      40.05 - 41.57
                                              2002      54   0.799 - 0.801       43         0.30     1.85 - 2.05   (13.50) - (1.48)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class   2003   1,243   1.250 - 1.319    1,588         1.47     1.85 - 2.45       6.11 - 34.94
                                              2002     423   0.952 - 0.953      403           --     1.85 - 2.05    (8.89) - (4.13)
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                            2003     418   0.948 - 1.151      425         1.89     1.85 - 2.45       5.31 - 20.80
                                              2002     136           0.799      109         2.20            1.85             (4.54)
Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                2003   1,135   0.969 - 1.258    1,175         0.04     1.85 - 2.45       2.28 - 33.87
                                              2002     460   0.751 - 0.752      346         0.03     1.85 - 2.05  (19.49) - (10.91)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2 Shares    2003   9,766   0.790 - 1.307    9,781           --     1.30 - 2.60       3.66 - 46.36
                                              2002   6,103   0.585 - 0.859    3,772         0.25     1.30 - 2.05  (30.15) - (29.63)
                                              2001   4,786   0.833 - 1.228    4,016         0.38     1.30 - 2.05    (16.53) - 15.53

  Mutual Shares Securities Fund -
    Class 2 Shares                            2003   8,301   1.031 - 1.223    9,560         0.85     1.30 - 2.60       7.62 - 28.23
                                              2002     976   0.841 - 0.845      822         0.03     1.30 - 2.05   (15.72) - (3.10)

                                                                                                      EXPENSE            TOTAL
                                            YEAR              UNIT VALUE      NET    INVESTMENT (1)   RATIO (2)        RETURN (3)
                                            ENDED    UNITS    LOWEST TO     ASSETS       INCOME       LOWEST TO        LOWEST TO
                                            DEC 31  (000S)    HIGHEST ($)   ($000S)     RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                            ------  ------   -------------  -------  --------------  -----------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares          2003     752   1.261 - 1.449    1,083         0.13     1.30 - 2.45       3.87 - 44.90
  Templeton Foreign Securities Fund -
    Class 2 Shares                            2003   9,571   0.925 - 1.285   10,510         1.68     1.30 - 2.60       6.25 - 43.08
                                              2002   5,263   0.710 - 0.907    3,935         1.58     1.30 - 2.05  (20.28) - (19.64)
                                              2001   4,357   0.886 - 1.134    3,895         2.86     1.30 - 2.05     (17.27) - 3.28
  Templeton Growth Securities Fund -
    Class 2 Shares                            2003     507   1.020 - 1.263      550         1.43     1.75 - 2.45       1.18 - 32.15
                                              2002     149   0.788 - 0.789      117           --     1.85 - 2.05    (6.08) - (5.05)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                      2003  24,386   0.930 - 1.196   26,061         0.88     1.30 - 2.60       3.33 - 30.14
                                              2002  12,922   0.760 - 0.920   10,564         1.71     1.30 - 2.05  (19.19) - (18.17)
                                              2001   7,414   0.937 - 1.137    7,265         1.26     1.30 - 2.05      (5.47) - 2.99

  Diversified Strategic Income Portfolio      2003  11,488   1.055 - 1.178   13,157         7.81     1.30 - 2.60       1.47 - 10.30
                                              2002   5,981   1.025 - 1.068    6,350        10.31     1.30 - 2.05        2.77 - 3.49
                                              2001   4,971   0.995 - 1.032    5,112         8.80     1.30 - 2.05      (0.20) - 1.78

  Equity Index Portfolio - Class II Shares    2003  11,969   0.790 - 1.214   11,956         1.43     1.30 - 2.60       5.41 - 32.75
                                              2002   6,316   0.628 - 0.870    4,244         2.01     1.30 - 2.05  (23.75) - (21.47)
                                              2001   5,015   0.822 - 1.141    4,154         0.68     1.30 - 1.85     (13.66) - 5.55

  Fundamental Value Portfolio                 2003  29,652   0.964 - 1.316   36,658         0.78     1.30 - 2.60       6.17 - 47.26
                                              2002  19,474   0.708 - 0.906   17,252         1.19     1.30 - 2.05  (22.87) - (22.29)
                                              2001  12,058   0.915 - 1.173   13,803         0.72     1.30 - 2.05      (6.75) - 9.63
  Salomon Brothers Variable Emerging
    Growth Fund - Class I Shares              2003     292   1.035 - 1.302      366           --     1.85 - 2.45       6.46 - 37.62
                                              2002       3           0.755        2           --            1.85             (2.83)
  Salomon Brothers Variable Emerging
    Growth Fund - Class II Shares             2003      13           1.057       13           --            1.75               2.03
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares              2003      68   1.016 - 1.231       77         0.59     1.85 - 2.45       1.74 - 32.51
                                              2002      16           0.798       13         0.10            1.85               5.00
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares         2003     946   1.015 - 1.106    1,024         2.95     1.85 - 2.45       2.69 - 12.76
                                              2002     197   0.911 - 0.912      180         2.89     1.85 - 2.05    (1.19) - (1.08)
  Global Life Sciences Portfolio -
    Service Shares                            2003      50   0.910 - 1.219       57           --     1.85 - 2.45      11.53 - 23.98
                                              2002       2           0.734        2           --            1.85             (5.05)

  Global Technology Portfolio - Service
    Shares                                    2003     180   0.894 - 1.352      176           --     1.85 - 2.45      19.84 - 43.75
                                              2002      10           0.624        6           --            1.85             (5.02)

  Mid Cap Growth Portfolio - Service Shares   2003   5,777   0.376 - 1.302    2,757           --     1.30 - 2.45       3.44 - 35.60
                                              2002   5,698   0.283 - 0.817    1,756           --     1.30 - 2.05  (29.62) - (29.10)
                                              2001   6,171   0.400 - 1.158    2,539           --     1.30 - 2.05     (40.56) - 5.75

  Worldwide Growth Portfolio - Service
    Shares                                    2003     307   0.894 - 1.185      338         0.94     1.85 - 2.45      21.14 - 27.83
                                              2002     119   0.738 - 0.739       88         0.39     1.85 - 2.05    (2.64) - (1.07)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio       2003     675   1.326 - 1.337      897           --     1.30 - 2.45       2.31 - 30.45
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                 2003   3,560   1.138 - 1.245    4,404         1.33     1.30 - 2.60       5.47 - 23.29

  Mid-Cap Value Portfolio                     2003   3,702   1.153 - 1.260    4,635         1.13     1.30 - 2.60       3.50 - 24.26

                                                                                                      EXPENSE            TOTAL
                                            YEAR              UNIT VALUE      NET    INVESTMENT (1)   RATIO (2)        RETURN (3)
                                            ENDED    UNITS    LOWEST TO     ASSETS       INCOME       LOWEST TO        LOWEST TO
                                            DEC 31  (000S)    HIGHEST ($)   ($000S)     RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                            ------  ------   -------------  -------  --------------  -----------  -----------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Global Allocation V.I.
    Fund - Class III                          2003      22   1.073 - 1.074       24        11.14     1.85 - 2.45        0.00 - 7.73
  Merrill Lynch Small Cap Value V.I.
    Fund - Class III                          2003      10   1.066 - 1.067       11         0.22     2.25 - 2.45        0.47 - 5.02
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative
    Class                                     2003   5,346   1.041 - 1.049    5,580         0.50     1.30 - 2.60      (1.13) - 5.12

  Total Return Portfolio - Administrative
    Class                                     2003  51,348   1.022 - 1.176   56,496         2.78     1.30 - 2.60      (1.14) - 3.70
                                              2002  23,265   1.071 - 1.134   25,547         4.05     1.30 - 2.05        6.89 - 7.90
                                              2001   3,499   1.002 - 1.054    3,651         2.60     1.30 - 2.05      (1.09) - 5.72
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT Portfolio - Class II
    Shares                                    2003      13           1.053       13           --            1.75               1.64
  Pioneer High Yield VCT Portfolio -
    Class II Shares                           2003      13           1.025       13         0.14            1.75               0.39
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                           2003     502   0.725 - 1.244      499           --     1.30 - 2.25      23.70 - 30.36
                                              2002     341   0.558 - 0.853      248           --     1.30 - 2.05   (30.82) - (5.13)
                                              2001      95   0.805 - 1.233       84           --     1.30 - 1.85    (12.68) - 22.90
  Putnam VT International Equity Fund -
    Class IB Shares                           2003   2,562   0.879 - 1.257    2,895         0.55     1.30 - 2.45      22.80 - 37.98
                                              2002     956   0.694 - 0.919      779         0.46     1.30 - 2.05  (19.35) - (18.76)
                                              2001     227   0.856 - 1.138      211           --     1.30 - 2.05     (13.87) - 3.82
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                 2003   3,941   1.215 - 1.439    5,469         0.25     1.30 - 2.60       9.22 - 54.65
                                              2002   1,943   0.826 - 0.980    1,806         0.17     1.30 - 2.05   (26.77) - (1.43)
                                              2001     436   1.087 - 1.221      490           --     1.30 - 2.05      (0.81) - 7.77
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                      2003  11,797   0.946 - 1.312   14,207         0.30     1.30 - 2.45       6.26 - 44.49
                                              2002   8,600   0.692 - 0.897    7,453         0.50     1.30 - 2.05  (26.62) - (25.99)
                                              2001   4,827   0.940 - 1.212    5,776         1.16     1.30 - 2.05      (3.59) - 6.62

  Investors Fund - Class I                    2003   7,848   0.914 - 1.247    8,915         1.78     1.30 - 2.45       3.71 - 37.38
                                              2002   4,823   0.703 - 0.856    4,029         1.33     1.30 - 2.05  (24.62) - (24.10)
                                              2001   3,246   0.929 - 1.134    3,558         1.36     1.30 - 2.05     (5.65) - 17.70

  Large Cap Growth Fund - Class I             2003     162   1.128 - 1.359      194         0.03     1.85 - 2.45       3.03 - 41.85
                                              2002      19   0.797 - 0.798       15           --     1.85 - 2.05      (4.44) - 5.70

  Small Cap Growth Fund - Class I             2003   4,247   0.875 - 1.420    5,231           --     1.30 - 2.60       5.38 - 56.04
                                              2002   1,701   0.598 - 0.805    1,330           --     1.30 - 2.05   (36.10) - (1.97)
                                              2001   1,107   0.933 - 1.255    1,332           --     1.30 - 2.05     (8.69) - 11.36

  Total Return Fund - Class II                2003      13           1.038       13         0.26            1.75               0.97
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio       2003   1,847   0.791 - 1.169    1,922         0.95     1.30 - 2.45       4.66 - 32.13
                                              2002     389   0.650 - 0.819      265         0.79     1.30 - 2.05  (27.39) - (10.81)
                                              2001     122   0.893 - 1.128      116           --     1.30 - 1.85     (13.55) - 5.22
  Smith Barney Premier Selections All
    Cap Growth Portfolio                      2003   2,325   0.852 - 1.267    2,499           --     1.30 - 2.45       3.43 - 40.78
                                              2002   1,350   0.644 - 0.861    1,005         0.08     1.30 - 2.05  (28.24) - (27.71)
                                              2001     221   0.894 - 1.198      198           --     1.30 - 2.05     (11.57) - 1.82

                                                                                                      EXPENSE            TOTAL
                                            YEAR              UNIT VALUE      NET    INVESTMENT (1)   RATIO (2)        RETURN (3)
                                            ENDED    UNITS    LOWEST TO     ASSETS       INCOME       LOWEST TO        LOWEST TO
                                            DEC 31  (000S)    HIGHEST ($)   ($000S)     RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                            ------  ------   -------------  -------  --------------  -----------  -----------------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                      2003  51,100   1.126 - 1.377   64,837         0.12     1.30 - 2.60       1.71 - 34.84
                                              2002   1,294   1.060 - 1.062    1,371           --     1.30 - 2.05      (5.27) - 8.61
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value         2003  42,262   1.087 - 1.250   50,139         0.67     1.30 - 2.60       3.72 - 23.08
                                              2002   1,343   1.037 - 1.039    1,393           --     1.30 - 2.05      (1.80) - 6.13
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value                  2003   5,305   1.138 - 1.395    6,702         0.40     1.30 - 2.60       5.46 - 35.47
                                              2002     259   1.073 - 1.075      278           --     1.30 - 2.05      (6.36) - 3.07
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                      2003   4,677   1.210 - 1.362    5,793         0.64     1.30 - 2.45       7.86 - 32.88
                                              2002     102   1.068 - 1.069      109           --     1.40 - 2.05      (4.39) - 0.09
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio            2003   1,274   1.156 - 1.230    1,514         6.06     1.85 - 2.45       3.27 - 23.93
                                              2002     197   0.935 - 0.936      184        10.89     1.85 - 2.05      (4.00) - 2.63

  Disciplined Mid Cap Stock Portfolio         2003     655   1.038 - 1.279      735         0.46     1.85 - 2.45       2.32 - 39.82
                                              2002     112   0.792 - 0.793       89         0.81     1.85 - 2.05   (10.09) - (2.94)

  Equity Income Portfolio                     2003  10,494   1.021 - 1.236   12,393         1.29     1.30 - 2.60       5.21 - 40.78
                                              2002   4,706   0.792 - 0.955    4,123         1.31     1.30 - 2.05   (15.68) - (4.12)
                                              2001   2,860   1.001 - 1.130    2,878         1.47     1.30 - 2.05      (8.08) - 3.01

  Federated High Yield Portfolio              2003   1,636   1.187 - 1.202    1,952        12.59     1.85 - 2.45       3.00 - 20.18
                                              2002     181   0.990 - 0.991      179        29.91     1.85 - 2.05        5.31 - 7.26

  Federated Stock Portfolio                   2003      97   0.977 - 1.221       98         2.20     1.85 - 2.25      10.40 - 25.32
                                              2002      17           0.782       14         1.67            1.85             (0.76)

  Large Cap Portfolio                         2003   6,574   0.681 - 1.185    5,236         0.50     1.30 - 2.45       3.59 - 27.35
                                              2002   4,594   0.555 - 0.862    2,664         0.50     1.30 - 2.05  (24.36) - (23.77)
                                              2001   4,301   0.730 - 1.138    3,172         0.61     1.30 - 2.05     (18.62) - 4.50

  Lazard International Stock Portfolio        2003   1,903   1.060 - 1.266    2,230         5.52     1.30 - 2.45       3.77 - 26.22
                                              2002      46   0.842 - 0.843       39         2.21     1.85 - 2.05    (6.55) - (0.24)

  Merrill Lynch Large Cap Core Portfolio      2003   2,838   0.662 - 1.159    2,204         0.75     1.30 - 2.45       3.87 - 25.87
                                              2002   2,747   0.555 - 0.846    1,649         0.61     1.30 - 2.05  (26.67) - (26.09)
                                              2001   2,720   0.753 - 1.151    2,067         0.04     1.30 - 2.05    (23.63) - 19.34

  MFS Emerging Growth Portfolio               2003   6,735   0.583 - 1.233    4,449           --     1.30 - 2.45       1.90 - 31.83
                                              2002   7,019   0.458 - 0.787    3,402           --     1.30 - 2.05  (35.55) - (35.11)
                                              2001   7,692   0.708 - 1.219    5,501           --     1.30 - 2.05     (37.12) - 2.35

  MFS Mid Cap Growth Portfolio                2003   1,052   0.736 - 1.306      912           --     1.85 - 2.45       1.87 - 37.37
                                              2002     227   0.548 - 0.549      125           --     1.85 - 2.05   (12.30) - (1.08)

                                                                                                      EXPENSE            TOTAL
                                            YEAR              UNIT VALUE      NET    INVESTMENT (1)   RATIO (2)        RETURN (3)
                                            ENDED    UNITS    LOWEST TO     ASSETS       INCOME       LOWEST TO        LOWEST TO
                                            DEC 31  (000S)    HIGHEST ($)   ($000S)     RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                            ------  ------   -------------  -------  --------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Pioneer Fund Portfolio                      2003     360   1.208 - 1.218      436         3.01     1.30 - 2.45       3.31 - 18.79

  Travelers Quality Bond Portfolio            2003   1,778   1.058 - 1.110    1,950         7.69     1.75 - 2.45      (0.09) - 5.02
                                              2002     565   1.054 - 1.055      597        10.29     1.85 - 2.05        3.13 - 3.94
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio          2003   3,968   0.824 - 1.229    3,587           --     1.30 - 2.60       1.66 - 31.32
                                              2002   3,141   0.647 - 0.901    2,083           --     1.30 - 2.05  (25.46) - (22.54)
                                              2001   2,139   0.863 - 1.206    1,854           --     1.30 - 2.05     (11.66) - 3.25

  MFS Total Return Portfolio                  2003  44,879   1.038 - 1.221   52,177         3.23     1.30 - 2.60       4.65 - 19.58
                                              2002  20,936   0.906 - 1.061   21,749         7.45     1.30 - 2.05    (7.22) - (6.52)
                                              2001  11,386   0.973 - 1.135   12,854         2.72     1.30 - 2.05      (1.57) - 3.54
  SB Adjustable Rate Income Portfolio -
    Class I Shares                            2003     561   0.996 - 1.000      560         0.65     1.30 - 2.60      (0.40) - 0.10

  Smith Barney Aggressive Growth Portfolio    2003  41,866   0.798 - 1.258   48,504           --     1.30 - 2.60       4.12 - 39.78
                                              2002  24,219   0.604 - 0.870   20,422           --     1.30 - 2.05  (33.99) - (33.54)
                                              2001  17,363   0.912 - 1.309   22,416           --     1.30 - 2.05     (8.33) - 12.63

  Smith Barney High Income Portfolio          2003  18,563   1.043 - 1.263   22,024        11.23     1.30 - 2.60       0.46 - 25.81
                                              2002   5,344   0.830 - 0.985    4,647        27.71     1.30 - 2.05    (5.21) - (4.45)
                                              2001   3,763   0.872 - 1.037    3,304        11.71     1.30 - 2.05      (5.22) - 2.57
  Smith Barney International All Cap
    Growth Portfolio                          2003   3,772   0.563 - 1.235    2,412         0.96     1.30 - 2.45      14.93 - 32.61
                                              2002   8,011   0.449 - 0.853    4,559         1.27     1.30 - 2.05  (27.23) - (26.67)
                                              2001   4,380   0.613 - 1.169    2,698           --     1.30 - 2.05     (32.27) - 3.36

  Smith Barney Large Cap Value Portfolio      2003   9,385   0.833 - 1.216    8,757         1.79     1.30 - 2.45      10.68 - 40.26
                                              2002   9,123   0.664 - 0.806    6,658         4.15     1.30 - 2.05  (26.98) - (22.83)
                                              2001   7,887   0.906 - 1.101    7,709         1.38     1.30 - 2.05      (9.60) - 1.66
  Smith Barney Large Capitalization
    Growth Portfolio                          2003  25,838   0.925 - 1.373   28,800         0.03     1.30 - 2.60       2.47 - 51.84
                                              2002  15,605   0.637 - 0.872   10,353         0.35     1.30 - 2.05  (26.33) - (25.78)
                                              2001  15,426   0.860 - 1.181   13,424           --     1.30 - 2.05     (13.83) - 9.10

  Smith Barney Mid Cap Core Portfolio         2003  11,292   0.940 - 1.247   13,921           --     1.30 - 2.45       3.03 - 40.16
                                              2002   7,534   0.737 - 0.979    7,254         0.10     1.30 - 2.05  (20.78) - (20.15)
                                              2001   6,013   0.927 - 1.233    7,263           --     1.30 - 2.05    (11.40) - 12.91

  Smith Barney Money Market Portfolio         2003  23,357   0.978 - 1.070   23,854         0.66     1.30 - 2.45      (1.50) - 0.00
                                              2002  23,533   0.992 - 1.077   24,476         1.25     1.30 - 2.05    (0.80) - (0.09)
                                              2001  20,381   1.000 - 1.078   21,555         3.06     1.30 - 2.05      (0.10) - 2.37

  Strategic Equity Portfolio                  2003  11,342   0.663 - 1.263    8,404           --     1.30 - 2.60       1.53 - 31.24
                                              2002  11,839   0.508 - 0.749    6,281         0.60     1.30 - 2.05  (34.93) - (34.49)
                                              2001  12,146   0.777 - 1.148    9,566         0.21     1.30 - 2.05    (14.71) - 10.40

                                                                                                      EXPENSE            TOTAL
                                            YEAR              UNIT VALUE      NET    INVESTMENT (1)   RATIO (2)        RETURN (3)
                                            ENDED    UNITS    LOWEST TO     ASSETS       INCOME       LOWEST TO        LOWEST TO
                                            DEC 31  (000S)    HIGHEST ($)   ($000S)     RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                            ------  ------   -------------  -------  --------------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Travelers Managed Income Portfolio          2003  17,342   1.028 - 1.204   19,275         4.83     1.30 - 2.45        0.19 - 7.02
                                              2002  10,172   0.981 - 1.125   10,922        12.00     1.30 - 2.05        0.10 - 0.90
                                              2001   7,005   0.980 - 1.115    7,758         4.88     1.30 - 2.05      (2.87) - 5.30

  Van Kampen Enterprise Portfolio             2003   3,359   0.641 - 1.193    2,350         0.17     1.30 - 2.45       9.33 - 27.94
                                              2002   3,316   0.519 - 0.828    1,776         0.73     1.30 - 2.05  (30.76) - (26.94)
                                              2001   3,805   0.746 - 1.193    2,870           --     1.30 - 2.05     (22.45) - 2.21
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares        2003   2,528   0.979 - 1.247    2,788         0.43     1.85 - 2.45       1.55 - 31.02
                                              2002     760   0.764 - 0.766      582           --     1.85 - 2.05     (15.55) - 0.79

  Emerging Growth Portfolio - Class I Shares  2003   9,929   0.668 - 1.201    7,282           --     1.30 - 2.60       0.33 - 28.77
                                              2002   9,507   0.533 - 0.752    5,180         0.36     1.30 - 2.05  (33.86) - (33.37)
                                              2001  10,747   0.802 - 1.134    8,712         0.10     1.30 - 2.05     (32.55) - 3.18

  Enterprise Portfolio - Class II Shares      2003      85   0.889 - 1.187       80         0.32     1.85 - 2.25       8.68 - 23.51
                                              2002      78           0.723       57           --            1.85             (8.25)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                   2003   4,919   0.953 - 1.360    6,374           --     1.30 - 2.60       3.10 - 46.11
                                              2002     531   0.685 - 0.887      420           --     1.30 - 2.05  (27.13) - (23.31)
                                              2001      94   0.945 - 1.215       95           --     1.30 - 1.85      (6.25) - 5.01
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service Class     2003   7,290   1.017 - 1.254    8,223         0.26     1.30 - 2.60       4.59 - 34.23
                                              2002   4,210   0.804 - 0.995    3,538         0.73     1.30 - 2.05   (11.27) - (1.18)
                                              2001   4,260   0.902 - 1.119    3,890         0.62     1.30 - 2.05     (13.68) - 3.61

  Contrafund(R) Portfolio - Service Class 2   2003   1,349   1.087 - 1.243    1,569         0.16     1.85 - 2.45       3.50 - 31.99
                                              2002     389   0.865 - 0.867      337           --     1.85 - 2.05   (11.98) - (2.92)
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                         2003     214   1.059 - 1.164      229           --     1.85 - 2.25      22.71 - 30.35
                                              2002     163           0.863      141         0.20            1.85              10.93

  Mid Cap Portfolio - Service Class 2         2003   6,041   1.155 - 1.341    7,600         0.08     1.30 - 2.45     (0.60) - 45.51
                                              2002     892   0.853 - 0.857      762           --     1.30 - 2.05     (15.12) - 0.94

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                              CAPITAL APPRECIATION              MONEY MARKET             AIM V.I. PREMIER EQUITY
                                                      FUND                       PORTFOLIO                  FUND - SERIES I
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................       237,398             --        989,622             --      1,459,897        343,187
Accumulation units purchased and
  transferred from other funding options       250,558        253,158      3,402,701      1,858,973        620,739      1,496,861
Accumulation units redeemed and
  transferred to other funding options .      (100,130)       (15,760)    (2,024,329)      (869,351)      (390,723)      (380,151)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................       387,826        237,398      2,367,994        989,622      1,689,913      1,459,897
                                          ============   ============   ============   ============   ============   ============

                                                ALLIANCEBERNSTEIN             ALLIANCEBERNSTEIN
                                                GROWTH AND INCOME               PREMIER GROWTH            GLOBAL GROWTH FUND -
                                               PORTFOLIO - CLASS B           PORTFOLIO - CLASS B             CLASS 2 SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................       702,024             --     11,167,220     12,139,279     13,459,933     11,364,834
Accumulation units purchased and
  transferred from other funding options     3,115,128        703,901        735,469      1,529,883      7,407,130      4,039,548
Accumulation units redeemed and
  transferred to other funding options .      (416,328)        (1,877)    (1,662,338)    (2,501,942)    (1,568,034)    (1,944,449)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     3,400,824        702,024     10,240,351     11,167,220     19,299,029     13,459,933
                                          ============   ============   ============   ============   ============   ============

                                                GROWTH FUND -               GROWTH-INCOME FUND -              EMERGING MARKETS
                                               CLASS 2 SHARES                  CLASS 2 SHARES                    PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................    25,489,125     19,783,344     27,288,715     17,284,291         54,048             --
Accumulation units purchased and
  transferred from other funding options    27,831,169      8,696,674     33,020,091     13,296,068         65,088         54,471
Accumulation units redeemed and
  transferred to other funding options .    (4,176,286)    (2,990,893)    (4,282,438)    (3,291,644)        (5,531)          (423)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................    49,144,008     25,489,125     56,026,368     27,288,715        113,605         54,048
                                          ============   ============   ============   ============   ============   ============

                                                                                                                 DREYFUS VIF
                                         DELAWARE VIP REIT SERIES -       DREYFUS VIF APPRECIATION           DEVELOPING LEADERS
                                               STANDARD CLASS            PORTFOLIO - INITIAL SHARES      PORTFOLIO - INITIAL SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................       423,304             --        136,153             --        460,225             --
Accumulation units purchased and
  transferred from other funding options       941,939        423,416        307,675        136,645        774,492        476,009
Accumulation units redeemed and
  transferred to other funding options .      (122,544)          (112)       (25,659)          (492)       (99,821)       (15,784)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     1,242,699        423,304        418,169        136,153      1,134,896        460,225
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                                          TEMPLETON DEVELOPING
                                           FRANKLIN SMALL CAP FUND -      MUTUAL SHARES SECURITIES         MARKETS SECURITIES
                                                CLASS 2 SHARES             FUND - CLASS 2 SHARES         FUND - CLASS 2 SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     6,102,868      4,785,992        975,868             --             --             --
Accumulation units purchased and
  transferred from other funding options     5,042,364      2,111,360      7,650,912        979,295        754,729             --
Accumulation units redeemed and
  transferred to other funding options .    (1,379,238)      (794,484)      (325,672)        (3,427)        (2,872)            --
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     9,765,994      6,102,868      8,301,108        975,868        751,857             --
                                          ============   ============   ============   ============   ============   ============

                                         TEMPLETON FOREIGN SECURITIES   TEMPLETON GROWTH SECURITIES
                                             FUND - CLASS 2 SHARES          FUND - CLASS 2 SHARES        APPRECIATION PORTFOLIO
                                         ----------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     5,263,098      4,357,443        148,644             --     12,921,878      7,414,414
Accumulation units purchased and
  transferred from other funding options     4,981,671      1,924,729        431,418        149,134     12,809,663      6,927,725
Accumulation units redeemed and
  transferred to other funding options .      (674,160)    (1,019,074)       (72,789)          (490)    (1,345,418)    (1,420,261)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     9,570,609      5,263,098        507,273        148,644     24,386,123     12,921,878
                                          ============   ============   ============   ============   ============   ============

                                         DIVERSIFIED STRATEGIC INCOME    EQUITY INDEX PORTFOLIO -          FUNDAMENTAL VALUE
                                                 PORTFOLIO                   CLASS II SHARES                  PORTFOLIO
                                         ----------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     5,981,193      4,971,474      6,315,720      5,014,863     19,474,029     12,057,684
Accumulation units purchased and
  transferred from other funding options     6,815,194      2,232,908      7,057,784      2,303,712     12,779,260     10,766,631
Accumulation units redeemed and
  transferred to other funding options .    (1,308,117)    (1,223,189)    (1,404,719)    (1,002,855)    (2,601,319)    (3,350,286)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................    11,488,270      5,981,193     11,968,785      6,315,720     29,651,970     19,474,029
                                          ============   ============   ============   ============   ============   ============

                                                                             SALOMON BROTHERS
                                                SALOMON BROTHERS             VARIABLE EMERGING         SALOMON BROTHERS VARIABLE
                                            VARIABLE EMERGING GROWTH           GROWTH FUND -                GROWTH & INCOME
                                             FUND - CLASS I SHARES            CLASS II SHARES            FUND - CLASS I SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................         2,659             --             --             --         16,195             --
Accumulation units purchased and
  transferred from other funding options       308,389          2,659         12,551             --         59,121         16,195
Accumulation units redeemed and
  transferred to other funding options .       (19,104)            --             --             --         (7,197)            --
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................       291,944          2,659         12,551             --         68,119         16,195
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                              BALANCED PORTFOLIO -          GLOBAL LIFE SCIENCES            GLOBAL TECHNOLOGY
                                                 SERVICE SHARES          PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................       197,471             --          2,339             --          9,994             --
Accumulation units purchased and
  transferred from other funding options       768,998        197,471         48,589          2,339        177,267          9,994
Accumulation units redeemed and
  transferred to other funding options .       (20,659)            --           (570)            --         (7,097)            --
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................       945,810        197,471         50,358          2,339        180,164          9,994
                                          ============   ============   ============   ============   ============   ============

                                                 MID CAP GROWTH               WORLDWIDE GROWTH             LAZARD RETIREMENT
                                           PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES       SMALL CAP PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     5,698,387      6,171,320        119,375             --             --             --
Accumulation units purchased and
  transferred from other funding options     1,204,408        981,129        231,410        120,038        678,699             --
Accumulation units redeemed and
  transferred to other funding options .    (1,125,695)    (1,454,062)       (43,659)          (663)        (4,121)            --
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     5,777,100      5,698,387        307,126        119,375        674,578             --
                                          ============   ============   ============   ============   ============   ============

                                                                                                              MERRILL LYNCH
                                              GROWTH AND INCOME                MID-CAP VALUE             GLOBAL ALLOCATION V.I.
                                                  PORTFOLIO                      PORTFOLIO                  FUND - CLASS III
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     3,643,348             --      3,760,774             --         22,184             --
Accumulation units redeemed and
  transferred to other funding options .       (83,633)            --        (59,122)            --             --             --
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     3,559,715             --      3,701,652             --         22,184             --
                                          ============   ============   ============   ============   ============   ============

                                                 MERRILL LYNCH
                                             SMALL CAP VALUE V.I.          REAL RETURN PORTFOLIO -      TOTAL RETURN PORTFOLIO -
                                               FUND - CLASS III             ADMINISTRATIVE CLASS          ADMINISTRATIVE CLASS
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --     23,265,247      3,499,038
Accumulation units purchased and
  transferred from other funding options        10,276             --      5,674,162             --     37,869,849     23,330,072
Accumulation units redeemed and
  transferred to other funding options .            --             --       (328,008)            --     (9,787,116)    (3,563,863)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................        10,276             --      5,346,154             --     51,347,980     23,265,247
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                PIONEER FUND VCT           PIONEER HIGH YIELD VCT      PUTNAM VT DISCOVERY GROWTH
                                          PORTFOLIO - CLASS II SHARES   PORTFOLIO - CLASS II SHARES      FUND - CLASS IB SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --        341,450         94,579
Accumulation units purchased and
  transferred from other funding options        12,553             --         12,731             --        313,662        286,052
Accumulation units redeemed and
  transferred to other funding options .            --             --             --             --       (153,220)       (39,181)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................        12,553             --         12,731             --        501,892        341,450
                                          ============   ============   ============   ============   ============   ============

                                                   PUTNAM VT                      PUTNAM VT
                                             INTERNATIONAL EQUITY             SMALL CAP VALUE
                                            FUND - CLASS IB SHARES         FUND - CLASS IB SHARES        ALL CAP FUND - CLASS I
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................       956,296        226,828      1,943,407        436,080      8,600,430      4,826,526
Accumulation units purchased and
  transferred from other funding options     1,952,936     33,783,337      2,686,964      2,279,780      4,613,163      5,870,169
Accumulation units redeemed and
  transferred to other funding options .      (346,882)   (33,053,869)      (689,677)      (772,453)    (1,416,538)    (2,096,265)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     2,562,350        956,296      3,940,694      1,943,407     11,797,055      8,600,430
                                          ============   ============   ============   ============   ============   ============

                                                                          LARGE CAP GROWTH FUND -       SMALL CAP GROWTH FUND -
                                           INVESTORS FUND - CLASS I               CLASS I                       CLASS I
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     4,822,758      3,246,015         19,317             --      1,701,165      1,107,248
Accumulation units purchased and
  transferred from other funding options     4,712,269      2,703,238        161,880         19,317      3,698,959      1,198,830
Accumulation units redeemed and
  transferred to other funding options .    (1,687,423)    (1,126,495)       (19,226)            --     (1,153,139)      (604,913)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     7,847,604      4,822,758        161,971         19,317      4,246,985      1,701,165
                                          ============   ============   ============   ============   ============   ============

                                                                               SMITH BARNEY                  SMITH BARNEY
                                              TOTAL RETURN FUND -              LARGE CAP CORE              PREMIER SELECTIONS
                                                   CLASS II                      PORTFOLIO              ALL CAP GROWTH PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................            --             --        389,475        122,472      1,349,956        220,648
Accumulation units purchased and
  transferred from other funding options        12,647             --      1,622,374        375,702      1,296,315      1,334,005
Accumulation units redeemed and
  transferred to other funding options .            --             --       (164,878)      (108,699)      (321,128)      (204,697)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................        12,647             --      1,846,971        389,475      2,325,143      1,349,956
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                              MULTIPLE DISCIPLINE            MULTIPLE DISCIPLINE           MULTIPLE DISCIPLINE
                                             PORTFOLIO - ALL CAP        PORTFOLIO - BALANCED ALL CAP   PORTFOLIO - GLOBAL ALL CAP
                                               GROWTH AND VALUE               GROWTH AND VALUE              GROWTH AND VALUE
                                          ---------------------------   ----------------------------  ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     1,293,527             --      1,342,930             --        259,191             --
Accumulation units purchased and
  transferred from other funding options    51,601,649      1,337,953     42,176,050      1,343,436      5,069,212        305,557
Accumulation units redeemed and
  transferred to other funding options .    (1,794,925)       (44,426)    (1,256,994)          (506)       (23,580)       (46,366)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................    51,100,251      1,293,527     42,261,986      1,342,930      5,304,823        259,191
                                          ============   ============   ============   ============   ============   ============

                                             MULTIPLE DISCIPLINE
                                            PORTFOLIO - LARGE CAP          CONVERTIBLE SECURITIES         DISCIPLINED MID CAP
                                               GROWTH AND VALUE                  PORTFOLIO                  STOCK PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................       102,370             --        196,649             --        111,840             --
Accumulation units purchased and
  transferred from other funding options     4,863,708        102,370      1,125,063        205,709        606,089        111,869
Accumulation units redeemed and
  transferred to other funding options .      (288,831)            --        (47,230)        (9,060)       (63,319)           (29)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     4,677,247        102,370      1,274,482        196,649        654,610        111,840
                                          ============   ============   ============   ============   ============   ============

                                                                            FEDERATED HIGH YIELD               FEDERATED STOCK
                                           EQUITY INCOME PORTFOLIO               PORTFOLIO                       PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     4,706,152      2,860,334        180,699             --         17,425             --
Accumulation units purchased and
  transferred from other funding options     6,866,634      2,645,694      1,582,050        192,346         90,043         17,425
Accumulation units redeemed and
  transferred to other funding options .    (1,078,363)      (799,876)      (126,943)       (11,647)       (10,140)            --
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................    10,494,423      4,706,152      1,635,806        180,699         97,328         17,425
                                          ============   ============   ============   ============   ============   ============

                                                                            LAZARD INTERNATIONAL           MERRILL LYNCH LARGE CAP
                                             LARGE CAP PORTFOLIO              STOCK PORTFOLIO                  CORE PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     4,594,012      4,300,617         46,109             --      2,747,159      2,720,099
Accumulation units purchased and
  transferred from other funding options     2,447,139      1,185,126      1,871,205         70,320        559,589        631,452
Accumulation units redeemed and
  transferred to other funding options .      (466,912)      (891,731)       (13,928)       (24,211)      (469,018)      (604,392)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     6,574,239      4,594,012      1,903,386         46,109      2,837,730      2,747,159
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                              MFS EMERGING GROWTH            MFS MID CAP GROWTH
                                                  PORTFOLIO                      PORTFOLIO               PIONEER FUND PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     7,019,090      7,692,164        227,112             --             --             --
Accumulation units purchased and
  transferred from other funding options       884,708      1,314,206        967,229        266,073        377,867             --
Accumulation units redeemed and
  transferred to other funding options .    (1,168,956)    (1,987,280)      (142,410)       (38,961)       (17,805)            --
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     6,734,842      7,019,090      1,051,931        227,112        360,062             --
                                          ============   ============   ============   ============   ============   ============

                                            TRAVELERS QUALITY BOND        AIM CAPITAL APPRECIATION          MFS TOTAL RETURN
                                                  PORTFOLIO                      PORTFOLIO                     PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................       565,407             --      3,141,149      2,139,160     20,935,636     11,386,130
Accumulation units purchased and
  transferred from other funding options     1,345,358        575,381        990,010      1,209,600     27,984,143     12,345,566
Accumulation units redeemed and
  transferred to other funding options .      (132,633)        (9,974)      (162,842)      (207,611)    (4,040,583)    (2,796,060)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     1,778,132        565,407      3,968,317      3,141,149     44,879,196     20,935,636
                                          ============   ============   ============   ============   ============   ============

                                               SB ADJUSTABLE RATE               SMITH BARNEY                  SMITH BARNEY
                                               INCOME PORTFOLIO -            AGGRESSIVE GROWTH                HIGH INCOME
                                                 CLASS I SHARES                  PORTFOLIO                     PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................            --             --     24,218,756     17,362,925      5,344,417      3,762,908
Accumulation units purchased and
  transferred from other funding options       627,058             --     20,892,464     11,790,370     16,193,656      2,525,843
Accumulation units redeemed and
  transferred to other funding options .       (65,810)            --     (3,244,917)    (4,934,229)    (2,974,698)      (944,334)
Annuity units ..........................            --             --           (301)          (310)            --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................       561,248             --     41,866,002     24,218,756     18,563,375      5,344,417
                                          ============   ============   ============   ============   ============   ============

                                                 SMITH BARNEY
                                                 INTERNATIONAL                  SMITH BARNEY                  SMITH BARNEY
                                                 ALL CAP GROWTH               LARGE CAP VALUE             LARGE CAPITALIZATION
                                                   PORTFOLIO                     PORTFOLIO                  GROWTH PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     8,011,104      4,380,487      9,122,942      7,887,352     15,605,068     15,426,077
Accumulation units purchased and
  transferred from other funding options    25,600,358    100,475,486      1,329,525      2,979,776     13,187,077      4,632,915
Accumulation units redeemed and
  transferred to other funding options .   (29,839,650)   (96,844,869)    (1,067,397)    (1,744,186)    (2,954,203)    (4,453,924)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     3,771,812      8,011,104      9,385,070      9,122,942     25,837,942     15,605,068
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                  SMITH BARNEY                  SMITH BARNEY
                                                  MID CAP CORE                  MONEY MARKET                STRATEGIC EQUITY
                                                   PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     7,533,513      6,013,369     23,532,635     20,381,252     11,839,343     12,146,319
Accumulation units purchased and
  transferred from other funding options     4,962,019      2,707,893     89,667,708    116,326,868      1,291,461      2,205,295
Accumulation units redeemed and
  transferred to other funding options .    (1,203,012)    (1,187,583)   (89,843,603)  (113,175,485)    (1,789,291)    (2,512,271)
Annuity units ..........................          (162)          (166)            --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................    11,292,358      7,533,513     23,356,740     23,532,635     11,341,513     11,839,343
                                          ============   ============   ============   ============   ============   ============

                                            TRAVELERS MANAGED INCOME        VAN KAMPEN ENTERPRISE         COMSTOCK PORTFOLIO -
                                                   PORTFOLIO                     PORTFOLIO                   CLASS II SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................    10,171,665      7,004,566      3,316,267      3,805,229        760,327             --
Accumulation units purchased and
  transferred from other funding options    12,342,651      6,952,784        398,641        279,556      1,983,099        761,900
Accumulation units redeemed and
  transferred to other funding options .    (5,172,769)    (3,785,685)      (355,505)      (768,518)      (215,135)        (1,573)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................    17,341,547     10,171,665      3,359,403      3,316,267      2,528,291        760,327
                                          ============   ============   ============   ============   ============   ============

                                                                                                              SMITH BARNEY
                                          EMERGING GROWTH PORTFOLIO -      ENTERPRISE PORTFOLIO -           SMALL CAP GROWTH
                                                CLASS I SHARES                CLASS II SHARES           OPPORTUNITIES PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     9,506,676     10,746,786         78,186             --        531,048         94,439
Accumulation units purchased and
  transferred from other funding options     1,524,830      1,034,278         67,283         78,186      5,386,530        494,747
Accumulation units redeemed and
  transferred to other funding options .    (1,102,012)    (2,274,388)       (60,028)            --       (998,775)       (57,925)
Annuity units ..........................            --             --             --             --           (208)          (213)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     9,929,494      9,506,676         85,441         78,186      4,918,595        531,048
                                          ============   ============   ============   ============   ============   ============

                                                                                                             DYNAMIC CAPITAL
                                            CONTRAFUND(R) PORTFOLIO -     CONTRAFUND(R) PORTFOLIO -     APPRECIATION PORTFOLIO -
                                                SERVICE CLASS                 SERVICE CLASS 2               SERVICE CLASS 2
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     4,209,842      4,259,967        388,721             --        163,295             --
Accumulation units purchased and
  transferred from other funding options     3,582,998      1,213,582      1,024,157        389,162         50,448        163,295
Accumulation units redeemed and
  transferred to other funding options .      (502,918)    (1,263,707)       (63,947)          (441)           (16)            --
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     7,289,922      4,209,842      1,348,931        388,721        213,727        163,295
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                MID CAP PORTFOLIO -
                                                  SERVICE CLASS 2                   COMBINED
                                           ----------------------------    ----------------------------
                                               2003            2002            2003            2002
                                           ------------    ------------    ------------    ------------
Accumulation and annuity units
  beginning of year ....................        892,237              --     371,199,382     263,837,739
Accumulation units purchased and
  transferred from other funding options      5,777,489         914,075     569,658,850     412,657,522
Accumulation units redeemed and
  transferred to other funding options .       (628,625)        (21,838)   (194,814,280)   (305,295,190)
Annuity units ..........................             --              --            (671)           (689)
                                           ------------    ------------    ------------    ------------
Accumulation and annuity units
  end of year ..........................      6,041,101         892,237     746,043,281     371,199,382
                                           ============    ============    ============    ============

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Life and Annuity Company and Owners of Variable Annuity Contracts of The Travelers Separate
Account Ten for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account Ten for Variable Annuities as of December 31, 2003 and the related statements of operations and for the year then ended and the statement of changes in net assets for each of years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account Ten for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                 /s/ KPMG LLP

Hartford, Connecticut
March 8, 2004

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                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account Ten for Variable Annuities or shares of Separate Account Ten's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Ten for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.



SEP10 (Annual) (12-03) Printed in U.S.A.


                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                ($ IN THOUSANDS)


FOR THE YEAR ENDED DECEMBER 31,                                                         2003               2002               2001
                                                                                        ----               ----               ----
REVENUES
Premiums                                                                              $  40,866         $  42,893         $  39,222
Net investment income                                                                   356,463           311,946           251,054
Realized investment gains (losses)                                                       (7,202)          (30,584)           26,144
Fee income                                                                              237,366           189,686           173,113
Other revenues                                                                           18,834            19,530            14,317
------------------------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                                     646,327           533,471           503,850
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                    89,729            94,513            88,842
Interest credited to contractholders                                                    216,952           180,610           125,880
Amortization of deferred acquisition costs                                              136,310            66,972            89,475
General and administrative expenses                                                      49,288            32,352            23,404
------------------------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                                        492,279           374,447           327,601
------------------------------------------------------------------------------------------------------------------------------------

Income before federal income taxes and cumulative effect of
   change in accounting principle                                                       154,048           159,024           176,249
------------------------------------------------------------------------------------------------------------------------------------

Federal income taxes
     Current                                                                             73,423           (31,143)          (19,007)
     Deferred                                                                           (38,835)           86,797            80,096
------------------------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                                          34,588            55,654            61,089
------------------------------------------------------------------------------------------------------------------------------------

Income before cumulative effect of change in accounting
     principle                                                                          119,460           103,370           115,160

Cumulative effect of change in accounting for derivative
     instruments and hedging activities, net of tax
                                                                                             --                --               (62)
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                            $ 119,460         $ 103,370         $ 115,098
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                ($ IN THOUSANDS)


AT DECEMBER 31,                                                                                        2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $130,895 and
     $144,284 subject to securities lending agreements) (cost $5,033,778
     and $4,385,801)                                                                                $ 5,357,225          $ 4,520,299
Equity securities, at fair value (cost $8,253 and $14,939)                                                8,307               14,495
Mortgage loans                                                                                          135,347              134,078
Short-term securities                                                                                   195,279              475,365
Other invested assets                                                                                   392,638              384,616
------------------------------------------------------------------------------------------------------------------------------------
      Total Investments                                                                               6,088,796            5,528,853
------------------------------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred acquisition costs                                                                            1,279,118            1,064,118
Premiums and fees receivable                                                                             67,272               59,636
Other assets                                                                                            312,546              179,558
------------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                   $17,438,187          $13,694,174
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                                   $ 1,097,704          $ 1,145,692
Contractholder funds                                                                                  4,511,813            3,886,083
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred federal income taxes                                                                           224,821              199,350
Other liabilities                                                                                       514,718              441,249
------------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                               16,039,511           12,534,383
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
     30,000 issued and outstanding                                                                        3,000                3,000
Additional paid-in capital                                                                              417,316              417,316
Retained earnings                                                                                       763,994              644,534
Accumulated other changes in equity from nonowner sources                                               214,366               94,941
------------------------------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                                       1,398,676            1,159,791
------------------------------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                                     $17,438,187          $13,694,174
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                ($ IN THOUSANDS)


                                                                                                  FOR THE YEAR ENDED
                                                                                                      DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                                         2003                 2002               2001
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $     3,000          $    3,000         $   3,000
Changes in common stock                                                                    --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $     3,000          $    3,000         $   3,000
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $   417,316          $  417,316         $ 417,316
Capital contributed by parent                                                              --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   417,316          $  417,316         $ 417,316
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $   644,534          $  541,164         $ 426,066
Net income                                                                            119,460             103,370           115,098
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   763,994          $  644,534         $ 541,164
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $    94,941          $   16,084         $  13,622
Cumulative effect of change in accounting principle for
   derivative instruments and hedging activities, net of tax                               --                  --                62
Unrealized gains (losses), net of tax                                                 120,993              73,750              (924)
Derivative instrument hedging activity gains (losses),
    net of tax                                                                         (1,568)              5,107             3,324
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   214,366          $   94,941         $  16,084
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Net income                                                                        $   119,460          $  103,370         $ 115,098
Other changes in equity from nonowner sources                                         119,425              78,857             2,462
------------------------------------------------------------------------------------------------------------------------------------
Total changes in equity from nonowner sources                                     $   238,885          $  182,227         $ 117,560
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $ 1,159,791          $  977,564         $ 860,004
Changes in total shareholder's equity                                                 238,885             182,227           117,560
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $ 1,398,676          $1,159,791         $ 977,564
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ IN THOUSANDS)


FOR THE YEARS ENDED DECEMBER 31,                                                           2003            2002             2001
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                               $    43,903      $    43,490      $    37,915
     Net investment income received                                                       319,629          276,813          211,179
     Fee and other income received                                                        265,410          238,970          211,885
     Benefits and claims paid                                                            (105,867)        (103,513)        (103,224)
     Interest paid to contractholders                                                    (216,952)        (180,610)        (125,880)
     Operating expenses paid                                                             (437,335)        (343,932)        (354,506)
     Income taxes (paid) received                                                        (134,927)          88,888           45,257
     Other                                                                                 41,239          (21,047)         (31,175)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Operating Activities                                           (224,900)            (941)        (108,549)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                                 519,960          255,009           97,712
         Mortgage loans                                                                    22,628           36,193           20,941
     Proceeds from sales of investments
         Fixed maturities                                                               1,657,663        1,689,931          938,987
         Equity securities                                                                  7,769           35,556            6,363
         Real estate held for sale                                                            794               --              (36)
     Purchases of investments
         Fixed maturities                                                              (2,823,940)      (3,018,069)      (2,022,618)
         Equity securities                                                                 (3,506)         (35,735)          (2,274)
         Mortgage loans                                                                   (27,456)         (44,632)         (14,494)
     Policy loans, net                                                                        665          (11,201)          (3,395)
     Short-term securities (purchases) sales, net                                         280,086         (268,606)          40,618
     Other investment (purchases) sales, net                                              (45,906)         (20,915)          (6,334)
     Securities transactions in course of settlement, net                                  (3,561)         117,806           64,698
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                                           (414,804)      (1,264,663)        (879,832)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                                         913,546        1,486,056        1,178,421
     Contractholder fund withdrawals                                                     (287,816)        (224,542)        (185,464)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                        625,730        1,261,514          992,957
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                           (13,974)          (4,090)           4,576
Cash at beginning of year                                                                  15,424           19,514           14,938
------------------------------------------------------------------------------------------------------------------------------------
Cash at December 31,                                                                  $     1,450      $    15,424      $    19,514
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. On March 27, 2002, Travelers Property Casualty Corp. (TPC), TIC's parent at December 31, 2001, completed its initial public offering (IPO). On August 20, 2002, Citigroup made a tax-free distribution of the majority of its remaining interest in TPC to Citigroup Stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to Citigroup Insurance Holding Corporation (CIHC) so that TIC and the Company would remain indirect wholly owned subsidiaries of Citigroup. TIC has a license from TPC to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

     The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

     Certain prior year amounts have been reclassified to conform to the 2003 presentation.

     ACCOUNTING CHANGES

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In January 2003, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46). FIN 46 changes the method of determining whether certain entities, including securitization entities, should be included in the Company's financial statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. The FASB continues to provide additional guidance on implementing FIN 46 through FASB Staff Positions.

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's financial statements are in accordance with the original.

     The Company is evaluating the impact of applying FIN 46-R to existing VIEs in which it has variable interests and has not yet completed this analysis. At this time, it is anticipated that the effect on the Company's balance sheet will be immaterial. As the Company continues to evaluate the impact of applying FIN 46-R, entities may be identified that would need to be consolidated.

     DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

     On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

     The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

     STOCK-BASED COMPENSATION

     The Company and its employees participate in stock option plans of Citigroup. On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after January 1, 2003. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure", issued in December 2002.

     SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the amount of compensation expense charged. The adoption of SFAS 123 did not have a significant impact on the Company's financial statements.

     BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

     Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     Effective January 1, 2001, the Company adopted SFAS 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. The cumulative effect of adopting SFAS 133 was an after-tax charge of $62 thousand included in net income and an after-tax benefit of $62 thousand included in accumulated other changes in equity from nonowner sources.

     RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTEREST IN SECURITIZED FINANCIAL ASSETS

     In April 2001, the Company adopted the FASB Emerging Issues Task Force
     (EITF) 99-20, "Recognition of Interest Income and Impairment of Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. Interest income on a beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. The adoption of EITF 99-20 had no effect on the Company's financial statements.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     In July 2003, Statement of Position 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01) was released. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders. SOP 03-01 is effective for financial statements for fiscal years beginning after December 15, 2003. The adoption of SOP 03-01 will not have a material impact on the Company's financial statements.

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R). See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of this Note for a discussion of FIN 46-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Changes in the assumptions could affect the fair values of investments. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

     Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield and impairment for other-than-temporary losses in value are based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

     Other invested assets include trading securities, partnership investments and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

     Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

     To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company's fair value hedges are primarily of available-for-sale securities.

     For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses. The Company's cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities.

     The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

     For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the end-user derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

     The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

     FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

     The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

     The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

     The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

     SEPARATE ACCOUNTS

     The Company has separate accounts that primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     DEFERRED ACQUISITION COSTS

     Costs of acquiring traditional life, universal life (UL) and deferred annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

     DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business. DAC for these products is currently being amortized over 10-15 years.

     DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for this product is currently being amortized over 16-25 years.

     DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for this product is currently being amortized over 5-20 years.

     All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

     FUTURE POLICY BENEFITS

     Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.07% to 7.85% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 5.8%.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent deposits from the issuance of UL pension investment and certain deferred annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to universal life range from 4.0% to 5.95%, with a weighted average interest rate of 5.01%.

     Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from 1.0 % to 7.75% with a weighted average interest rate of 5.35%.

     GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

     Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2003 and 2002, the Company's liability for guaranty fund assessments was not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

     PREMIUMS

     Premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

     FEE INCOME

     Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

     OTHER REVENUES

     Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

     CURRENT AND FUTURE INSURANCE BENEFITS

     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS

     Interest credited to contractholders represents amounts earned by universal life, pension investment and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES

     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


2.   INVESTMENTS

     FIXED MATURITIES

     The amortized cost and fair values of investments in fixed maturities were as follows:


                                                                                            GROSS          GROSS
       DECEMBER 31, 2003                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  644,362        $ 18,352        $ 1,598        $  661,116

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        192,271           4,756            731           196,296

     Obligations of states and political
     subdivisions                                                            52,867           6,151             --            59,018

     Debt securities issued by foreign
     governments                                                             57,656           3,386             83            60,959

     All other corporate bonds                                            3,179,328         240,472          5,329         3,414,471

     All other debt securities                                              903,211          59,113          3,105           959,219

     Redeemable preferred stock                                               4,083           2,155             92             6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $5,033,778        $334,385        $10,938        $5,357,225
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                                            GROSS          GROSS
       DECEMBER 31, 2002                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  423,318        $ 21,809        $    90        $  445,037

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        217,602           5,958          2,115           221,445

     Obligations of states and political
     subdivisions                                                            49,472           7,170             --            56,642

     Debt securities issued by foreign
     governments                                                             21,530           2,146            296            23,380

     All other corporate bonds                                            2,932,069         157,225         82,175         3,007,119

     All other debt securities                                              737,215          35,255         10,926           761,544

     Redeemable preferred stock                                               4,595           1,785          1,248             5,132
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $4,385,801        $231,348        $96,850        $4,520,299
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of fixed maturities classified as available for sale were $1.7 billion, $1.7 billion and $939 million in 2003, 2002 and 2001, respectively. Gross gains of $48.2 million, $85.6 million

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     and $67.0 million and gross losses of $52.4 million, $29.9 million and $22.4 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $10.2 million, $66.9 million and $11.5 million were realized due to other-than-temporary losses in value in 2003, 2002 and 2001, respectively. Impairment activity increased significantly in 2002. These prior year impairments were concentrated in telecommunication and energy company investments.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $1.0 billion and $840.4 million at December 31, 2003 and 2002, respectively.

     The amortized cost and fair value of fixed maturities available for sale at December 31, 2003, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

-------------------------------------------------------------------------------
                                                 AMORTIZED          FAIR
($ IN THOUSANDS)                                    COST            VALUE
-------------------------------------------------------------------------------

MATURITY:
     Due in one year or less                     $  210,086      $  214,645
     Due after 1 year through 5 years             1,529,425       1,634,709
     Due after 5 years through 10 years           1,821,121       1,963,235
     Due after 10 years                             828,784         883,520
-------------------------------------------------------------------------------
                                                  4,389,416       4,696,109
-------------------------------------------------------------------------------

     Mortgage-backed securities                     644,362         661,116
-------------------------------------------------------------------------------
         Total Maturity                          $5,033,778      $5,357,225
-------------------------------------------------------------------------------

     The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2003 and 2002, the Company held CMOs classified as available for sale with a fair value of $332.4 million and $265.5 million, respectively. Approximately 34% and 33%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2003 and 2002. In addition, the Company held $327.7 million and $177.8 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2003 and 2002, respectively. All of these securities are rated AAA.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note 11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2003 and 2002, the Company held cash collateral of $154.0 million and $149.0 million, respectively.

     The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

     These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2003 and 2002, respectively.

     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                              GROSS          GROSS
                                                                                            UNREALIZED     UNREALIZED        FAIR
        ($ IN THOUSANDS)                                                      COST            GAINS          LOSSES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2003
     Common stocks                                                           $ 1,645           $343           $249           $ 1,739
     Non-redeemable preferred stocks                                           6,608             30             70             6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $ 8,253           $373           $319           $ 8,307
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2002
     Common stocks                                                           $ 2,599           $ 37           $699           $ 1,937
     Non-redeemable preferred stocks                                          12,340            394            176            12,558
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $14,939           $431           $875           $14,495
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of equity securities were $7.8 million, $35.6 million and $6.4 million in 2003, 2002 and 2001, respectively. Gross gains and losses on sales and impairments were insignificant.

     OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

     At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11.3 million. Of the $11.3 million, $9.2 million represents

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                     NOTES TO CONDENSED FINANCIAL STATEMENTS
                                   (CONTINUED)


     fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 87% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $1.8 million and 32% of these are rated investment grade. The gross unrealized loss on equity securities was $.3 million at December 31, 2003.

     Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2003 are temporary in nature. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

     o Identification and evaluation of investments that have possible indications of impairment;

     o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

     o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

     o Documentation of the results of these analyses, as required under business policies.

     The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                        Gross Unrealized Losses
                                                                        -----------------------
                                                                 Less Than One Year      One Year or Longer             Total
                                                           -------------------------------------------------------------------------
                                                                               Gross                  Gross                    Gross
                                                                  Fair    Unrealized      Fair   Unrealized         Fair  Unrealized
($ IN THOUSANDS)                                                 Value        Losses     Value       Losses        Value      Losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                                   $142,683        $1,598   $    --       $   --     $142,683     $ 1,598
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                            132,402           731        --           --      132,402         731
Debt securities issued by foreign governments                    2,183            83        --           --        2,183          83
All other corporate bonds                                      237,621         4,266    19,461        1,063      257,082       5,329
All other debt securities                                      122,769         2,461    20,054          644      142,823       3,105
Redeemable preferred stock                                         650            41       659           51        1,309          92
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                        $638,308        $9,180   $40,174       $1,758     $678,482     $10,938
Equity securities                                             $  2,642        $   56   $   946       $  263     $  3,588     $   319
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     MORTGAGE LOANS

     At December 31, 2003 and 2002, the Company's mortgage loan portfolios consisted of the following:

     ---------------------------------------------------------------------------
     ($ IN THOUSANDS)                                 2003           2002
     ---------------------------------------------------------------------------
     Current Mortgage Loans                         $135,347       $130,303
     Underperforming Mortgage Loans                       --          3,775
     ---------------------------------------------------------------------------
          Total                                     $135,347       $134,078
     ---------------------------------------------------------------------------

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Aggregate annual maturities on mortgage loans at December 31, 2003 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     ---------------------------------------------------------------
     YEAR ENDING DECEMBER 31,
     ($ IN THOUSANDS)
     ---------------------------------------------------------------
     2004                                                 $ 11,301
     2005                                                    6,137
     2006                                                   27,827
     2007                                                    5,155
     2008                                                    5,804
     Thereafter                                             79,123
     ---------------------------------------------------------------
          Total                                           $135,347
     ===============================================================

     OTHER INVESTED ASSETS

     Other invested assets are composed of the following:

     ------------------------------------------------------------------------
     ($ IN MILLIONS)                                     2003          2002
     ------------------------------------------------------------------------
     Private equity and arbitrage investments            $203          $142
     Derivatives                                          115           162
     Trading Securities                                    33            27
     Policy Loans                                          27            28
     Real estate investments                               15            26
     ------------------------------------------------------------------------
     Total                                               $393          $385
     ------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     CONCENTRATIONS

     The Company participates in a short-term investment pool maintained by TIC. See Note 11.

     The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

        -------------------------------------------------------------------
        ($ IN THOUSANDS)                            2003          2002
        -------------------------------------------------------------------
        Finance                                    $555,067     $562,179
        Electric Utilities                          454,960      512,950
        Banking                                     364,094      265,442
        Media                                       354,213      324,008
        Telecommunications                          287,955      304,171
        Insurance                                   261,198      200,525
        -------------------------------------------------------------------

     The Company held investments in foreign banks in the amount of $152 million and $147 million at December 31, 2003 and 2002, respectively, which are included in the table above.

     The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $157 million and $109 million in Electric Utilities, $31 million and $35 million in Media, and $34 million and $53 million in Telecommunications at December 31, 2003 and 2002, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade assets were $506 million and $414 million at December 31, 2003 and 2002, respectively.

     Included in mortgage loans were the following group concentrations:

         ($ IN THOUSANDS)
        -------------------------------------------------------------------
        At December 31,                                  2003         2002
        -------------------------------------------------------------------
        STATE
        -----
        California                                    $34,304      $42,169
        New York                                       30,766       22,636
        -------------------------------------------------------------------
        PROPERTY TYPE
        -------------
        Agricultural                                  $63,672      $79,075
        Office                                         61,812       44,094
        -------------------------------------------------------------------

     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     RESTRUCTURED INVESTMENTS

     Mortgage loan and debt securities which were restructured at below market terms at December 31, 2003 and 2002 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

     NET INVESTMENT INCOME


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     GROSS INVESTMENT INCOME
       Fixed maturities                                                                 $316,790          $276,818          $217,813
       Other invested assets                                                              33,118            27,886            22,542
       Mortgage loans                                                                     10,931            10,578            11,327
       Other                                                                                 935             1,402             2,227
------------------------------------------------------------------------------------------------------------------------------------
            Total gross investment income                                                361,774           316,684           253,909
------------------------------------------------------------------------------------------------------------------------------------
     Investment expenses                                                                   5,311             4,738             2,855
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                              $356,463          $311,946          $251,054
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                    2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     REALIZED
       Fixed maturities                                                                $(14,361)         $(11,185)         $ 33,061
       Other invested assets                                                              8,152           (19,423)           (4,980)
       Mortgage loans                                                                      (886)              (61)             (707)
       Other                                                                               (107)               85            (1,230)
------------------------------------------------------------------------------------------------------------------------------------
         Total realized investment gains (losses)                                      $ (7,202)         $(30,584)         $ 26,144
------------------------------------------------------------------------------------------------------------------------------------


     Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002             2001
------------------------------------------------------------------------------------------------------------------------------------
     UNREALIZED
          Fixed maturities                                                             $ 188,949          $ 91,013         $ 14,761
          Other invested assets                                                           (2,805)           22,449          (16,182)
------------------------------------------------------------------------------------------------------------------------------------
              Total unrealized investment gains (losses)                                 186,144           113,462           (1,421)

          Related taxes                                                                   65,151            39,712             (497)
------------------------------------------------------------------------------------------------------------------------------------
          Change in unrealized investment gains (losses)                                 120,993            73,750             (924)
          Balance beginning of year                                                       86,448            12,698           13,622
------------------------------------------------------------------------------------------------------------------------------------
              Balance end of year                                                      $ 207,441          $ 86,448         $ 12,698
------------------------------------------------------------------------------------------------------------------------------------


3.   REINSURANCE

     The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT) coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 the majority of UL business has been reinsured under an 80%/20% YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September, 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million.

     Total life insurance in-force ceded under reinsurance contracts was $35.0 billion and $29.3 billion at December 31, 2003 and 2002, including $4.5 million and $6.0 million, respectively to TIC. Total life

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     insurance premiums ceded were $24.9 million, $14.9 million and $11.9 million in 2003, 2002 and 2001, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

     Prior to April 1, 2001, the Company also reinsured substantially all of the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB were $9.9 billion, including $5.4 billion or 55% which was reinsured, and $7.1 billion, of which $4.9 billion or 69% is reinsured at December 31, 2003 and 2002, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $887 million and $2.2 billion at December 31, 2003 and 2002, respectively. NAR included $816 million, or 92%, and $1.9 billion, or 86%, which was reinsured at December 31, 2003 and 2002, respectively.

4.   INTANGIBLE ASSETS

     The Company has two intangible, amortizable assets, DAC and the value of insurance in force. The following is a summary of capitalized DAC by product type:


                                          Traditional   Deferred
($ IN MILLIONS)                              Life        Annuity           UL             Total
---------------------------------------------------------------------------------------------------
Beginning balance
January 1, 2002                            $  47.7       $  511.5       $  255.2       $    814.4

 Commissions and expenses deferred            16.5          169.4          130.8            316.7

 Amortization expense                         (8.9)         (72.6)          (9.3)           (90.8)
 Underlying lapse and interest rate
   assumptions                                  --           29.8             --             29.8
 Amortization related to FAS 91
   reassessment                                 --           (6.0)            --             (6.0)

---------------------------------------------------------------------------------------------------
Balance December 31, 2002                     55.3          632.1          376.7          1,064.1

Commissions and expenses deferred             14.3          172.1          164.9            351.3

Amortization expense                         (10.2)        (107.6)         (18.5)          (136.3)
---------------------------------------------------------------------------------------------------
Balance December 31, 2003                  $  59.4       $  696.6       $  523.1       $  1,279.1
---------------------------------------------------------------------------------------------------


     The value of insurance in force totaled $11.7 million and $12.5 million at December 31, 2003 and 2002, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2003, 2002 and 2001.

5.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2003 and 2002, the Company had $5.6 billion and $5.0 billion of life and annuity deposit funds and reserves, respectively. Of those totals, $1.6 billion were not subject to discretionary withdrawal based on contract terms for 2003 and 2002. The remaining amounts were life and annuity products that were subject to discretionary withdrawal by the contractholders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Included in the amounts that are subject to discretionary withdrawal were $2.6 billion and $2.4 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $1.3 billion and $.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals with an average surrender charge of 4.7% and 4.2%, respectively. The remaining $.1 billion in 2003, and $.1 billion in 2002, is surrenderable without charge. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

6.   FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE


($ IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                                                2003                  2002                   2001
------------------------------------------------------------------------------------------------------------------------------------
Income before federal income taxes                                           $ 154,048             $ 159,024             $ 176,249
Statutory tax rate                                                                  35%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------
Expected federal income taxes                                                   53,917                55,658                61,687
Tax effect of:
     Non-taxable investment income                                             (11,626)                   --                   (36)
     Tax reserve release                                                        (7,852)                   --                    --
     Other, net                                                                    149                     4                  (562)
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================
Effective tax rate                                                                  22%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------


COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                                                           $  72,983             $ (30,830)            $ (19,007)
     Foreign                                                                       440                  (313)                   --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                      73,423               (31,143)              (19,007)
------------------------------------------------------------------------------------------------------------------------------------
Deferred:
     United States                                                             (38,835)               86,797                80,096
     Foreign                                                                        --                    --                    --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                     (38,835)               86,797                80,096
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax liabilities at December 31, 2003 and 2002 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


($ IN THOUSANDS)                                                                                       2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves                                                        $ 251,017             $ 151,454
     Other                                                                                              6,496                 2,286
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                        257,513               153,740
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Liabilities:
     Investments, net                                                                                (117,613)              (48,363)
     Deferred acquisition costs and value of insurance in force                                      (363,670)             (303,652)
     Other                                                                                             (1,051)               (1,075)
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                       (482,334)             (353,090)
------------------------------------------------------------------------------------------------------------------------------------
Net Deferred Tax Liability                                                                          $(224,821)            $(199,350)
------------------------------------------------------------------------------------------------------------------------------------


     TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. TLAC had a $9.1 million recoverable from TIC at December 31, 2003 and a $53.6 million payable to TIC at December 31, 2002 pursuant to the Agreement.

     At December 31, 2003 and 2002, the Company had no ordinary or capital loss carryforwards.

     The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.

7.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net income (loss) was $37.3 million, $(133.9) million and $(73.4) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $494 million and $397 million at December 31, 2003 and 2002, respectively.

     Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE JANUARY 1, 2001, subject to any deviations prescribed or

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     permitted by its domicilary insurance commissioner (see Permitted Statutory Accounting Practices in Note 1). The impact of this change on statutory capital and surplus was not significant.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, after reducing the Company's unassigned funds (surplus) by 25% of the change in net unrealized capital gains, the Company may not pay dividends during 2004 without prior approval of the State of Connecticut Insurance Department.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:



                                                                                    NET                                 ACCUMULATED
                                                                                 UNREALIZED        DERIVATIVE         OTHER CHANGES
                                                                                GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                                 INVESTMENT          HEDGING               NONOWNER
($ IN THOUSANDS)                                                                 SECURITIES         ACTIVITIES              SOURCES
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2001                                                          $  13,622            $    --            $  13,622
Cumulative effect of change in accounting for derivative
    instruments and hedging activities, net of tax of $33                                --                 62                   62
Unrealized gains on investment securities,
    net of tax of $10,673                                                            19,821                 --               19,821
Less: Reclassification adjustment for gains
    included in net income, net of tax of $(11,170)                                 (20,745)                --              (20,745)
Add: Derivative instrument hedging activity gains, net of
    tax of $1,789                                                                        --              3,324                3,324
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                          (924)             3,386                2,462
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2001                                                           12,698              3,386               16,084
Unrealized gains on investment securities, net of tax of $35,352                     65,653                 --               65,653
Add:  Reclassification adjustment for losses included in net
    income, net of tax of $4,360                                                      8,097                 --                8,097
Add:  Derivative instrument hedging activity gains, net of
    tax of $2,750                                                                        --              5,107                5,107
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                        73,750              5,107               78,857
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2002                                                           86,448              8,493               94,941
Unrealized gains on investment securities,
    net of tax of $60,482                                                           112,322                 --              112,322
Add:  Reclassification adjustment for losses included in net
    income,  net of tax of $4,669                                                     8,671                 --                8,671
Less:  Derivative instrument hedging activity loss, net of
    tax benefits of $(845)                                                               --             (1,568)              (1,568)
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                       120,993             (1,568)             119,425
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2003                                                        $ 207,441            $ 6,925            $ 214,366
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


8.   BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT BENEFITS

     The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2003, 2002 and 2001.

     401(k) SAVINGS PLAN

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. See Note 11. The Company's expenses in connection with the 401(k) savings plan were not significant in 2003, 2002 and 2001.

9.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL
     INSTRUMENTS

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

     The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

     Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

     Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2003 the Company held collateral under these contracts amounting to approximately $69.7million.

     The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2003 and 2002:

                                             Year Ended          Year Ended
($ IN THOUSANDS)                         December 31, 2003    December 31, 2002
--------------------------------------------------------------------------------
Hedge ineffectiveness recognized
   related to fair value hedges                $(3,309)            $(5,215)
Hedge ineffectiveness recognized
   related to cash flow hedges                    (296)              1,141
Net gain or loss from economic
   hedges in earnings                            8,076             (13,597)

     During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. There was no such gain in 2003.

     Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2003 is not significant.

     The Company had interest rate and equity options with fair values of $115.1 million and $161.7 million, at December 31, 2003 and 2002, respectively. Included in these amounts were $3.5 million and $4.8 million with affiliates, respectively.

     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2003 and 2002 were $6.2 million and $23.9 million respectively. The notional values of unfunded commitments were $31.0 million and $35.5 million at December 31, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

     The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

     At December 31, 2003, investments in fixed maturities had a carrying value and a fair value of $5.4 billion compared with a carrying value and a fair value of $4.5 billion at December 31, 2002. See Notes 1 and 2.

     At December 31, 2003, mortgage loans had a carrying value of $135.4 million and a fair value of $147.6 million and at December 31, 2002 had a carrying value of $134.1 million and a fair value of $148.0 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     The carrying values of short-term securities were $195.3 million and $475.4 million in 2003 and 2002, respectively, which approximated their fair values. Policy loans which are included in other invested assets had carrying values of $26.8 million and $27.4 million in 2003 and 2002, respectively, which also approximated their fair values.

     The carrying values of $260.6 million and $151.5 million of financial instruments classified as other assets approximated their fair values at December 31, 2003 and 2002, respectively. The carrying values of $439.2 million and $319.8 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2003 and 2002, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     At December 31, 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion, compared with a carrying value of $2.7 billion and a fair value of $2.9 billion at December 31, 2002. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003, compared with a carrying value of $605 million and a fair value of $416.2 million at December 31, 2002. These contracts generally are valued at surrender value.

10.  COMMITMENTS AND CONTINGENCIES

     LITIGATION

     In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

11.  RELATED PARTY TRANSACTIONS

     TIC handles banking functions, including payment of salaries and expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, data processing services, benefit management and administration, property management and investment technology services to the Company as of December 31, 2003 and 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC, a former affiliate. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2003, 2002 and 2001.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $124.6 million and $356.0 million at December 31, 2003 and 2002, respectively, and is included in short-term securities in the balance sheet.

     At December 31, 2003 and 2002, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $25.5 million and $26.7 million, respectively. Income of $6.6 million, $1.9 million and $4.5 million was earned on these investments in 2003, 2002 and 2001, respectively. The Company also had investments in an affiliated joint venture, Tishman Speyer, in the amount of $11.8 million and $24.1 million at December 31, 2003 and 2002, respectively. Income earned on these investments in 2003 was insignificant and was $19.8 million and $8.5 million in 2002 and 2001, respectively.

     In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

     At December 31, 2003 and 2002 the Company had outstanding loaned securities to its affiliate Smith Barney (SB), a division of Citigroup Global Markets Inc., in the amount of $7.1 million and $10.2 million, respectively.

     The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2003 and 2002.

     The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company distributes fixed and variable annuity products through SB. Premiums and deposits related to these products were $.7 billion, $.8 billion and $1.2 billion in 2003, 2002 and 2001, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $87.5 million, $87.2 million and $74.5 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to SB were $56.7 million, $57.5 million and $68.1 million in 2003, 2002 and 2001, respectively.

     The Company also distributes deferred annuity products through its affiliates Primerica Financial Services (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $628 million, $662 million and $738 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to PFS were $52.4 million, $47.1 million and $51.6 million in 2003, 2002 and 2001, respectively.

     Deposits from Citibank and CitiStreet were $162 million and $82 million respectively, for 2003, $117 million and $184 million, respectively, for 2002, and $166 million and $136 million, respectively, for 2001. Commissions and fees paid to Citibank and CitiStreet were $12.4 million and $2.3 million, respectively, in 2003, $7.2 million and $2.6 million, respectively, in 2002 and $9.8 million and $2.9 million, respectively, in 2001.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2003, 2002 and 2001.

     Prior to the IPO of TPC, most leasing functions for TIC and its subsidiaries, including the Company, were handled by its property-casualty insurance affiliates. Rent expense related to these leases was shared by the companies on a cost allocation method based generally on estimated usage by department. In 2002, TIC sold its home office buildings in Hartford, Connecticut and now leases space from a third party. The Company's rent expense was insignificant in 2003, 2002 and 2001.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


12.  RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING
     ACTIVITIES

     The following table reconciles net income to net cash used in operating activities:


------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                                     2003                2002                2001
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                        $ 119,460           $ 103,370           $ 115,160
     Adjustments to reconcile net income to cash used in operating activities:
         Realized (gains) losses                                                      7,202              30,584             (26,144)
         Deferred federal income taxes                                              (38,835)             86,797              80,096
         Amortization of deferred policy acquisition costs                          136,310              66,972              89,475
         Additions to deferred policy acquisition costs                            (351,310)           (316,721)           (324,277)
         Investment income accrued                                                  (36,834)            (35,133)            (39,875)
         Insurance reserves                                                         (16,138)             (9,000)            (14,382)
         Other                                                                      (44,755)             72,190              11,398
------------------------------------------------------------------------------------------------------------------------------------
         Net cash used in operations                                              $(224,900)          $    (941)          $(108,549)
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of February 26, 2004, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                                     COST              VALUE     BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
         authorities                                                                $  624,596         $  637,700         $  637,700
         States, municipalities and political subdivisions                              52,867             59,018             59,018
         Foreign governments                                                            57,656             60,959             60,959
         Public utilities                                                              346,616            377,238            377,238
         Convertible bonds and bonds with warrants attached                             20,734             24,014             24,014
         All other corporate bonds                                                   3,927,226          4,192,150          4,192,150
------------------------------------------------------------------------------------------------------------------------------------
              Total Bonds                                                            5,029,695          5,351,079          5,351,079

     Redeemable Preferred Stocks                                                         4,083              6,146              6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                                      5,033,778          5,357,225          5,357,225
------------------------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                                         1,645              1,739              1,739
------------------------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                                        1,645              1,739              1,739

     Non-Redeemable Preferred Stocks                                                     6,608              6,568              6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                                         8,253              8,307              8,307
------------------------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                                         135,347                               135,347
Policy Loans (4)                                                                        26,827                                26,827
Short-Term Securities                                                                  195,279                               195,279
Other Investments (2) (3)                                                              289,599                               287,168
------------------------------------------------------------------------------------------------------------------------------------
         Total Investments                                                          $5,689,083                            $6,010,153
====================================================================================================================================


(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $75,313 and $76,349, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)  Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2001-2003
                                    ---------
                                ($ IN THOUSANDS)



------------------------------------------------------------------------------------------------------------------------------------

                             FUTURE POLICY                                     BENEFITS,       AMORTIZATION OF
                             BENEFITS, LOSSES,                 NET             CLAIMS, LOSSES  DEFERRED POLICY  OTHER
          DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM        INVESTMENT      AND SETTLEMENT  ACQUISITION      OPERATING   PREMIUMS
         ACQUISITION COSTS   EXPENSES (1)       REVENUE        INCOME          EXPENSES (2)    COSTS            EXPENSES    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
2003        $1,279,118        $5,609,517        $40,866        $356,463        $306,681        $136,310         $49,288     $40,866

2002        $1,064,118        $5,031,775        $42,893        $311,946        $275,123        $ 66,972         $32,352     $42,893

2001        $  814,369        $3,665,426        $39,222        $251,054        $214,722        $ 89,475         $23,404     $39,222


(1)  Includes contractholder funds.

(2)  Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE IV
                                   REINSURANCE
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       PERCENTAGE
                                                                        CEDED TO        ASSUMED FROM                    OF AMOUNT
                                                    GROSS                 OTHER             OTHER                       ASSUMED TO
                                                    AMOUNT              COMPANIES         COMPANIES       NET AMOUNT       NET
------------------------------------------------------------------------------------------------------------------------------------
2003
----

Life Insurance In Force                            $43,671,192          $34,973,161          $--          $8,698,031        --%
Premiums:
     Annuity                                       $     3,696          $        --          $--          $    3,696
     Individual life                                    62,034               24,864           --              37,170
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    65,730          $    24,864          $--          $   40,866        --%
                                                   ===========          ===========          ===          ==========

2002
----

Life Insurance In Force                            $35,807,212          $29,261,075          $--          $6,546,137        --%
Premiums:
     Annuity                                       $     4,515          $        --          $--          $    4,515
     Individual Life                                    53,310               14,932           --              38,378
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    57,825          $    14,932          $--          $   42,893        --%
                                                   ===========          ===========          ===          ==========

2001
----

Life Insurance In Force                            $28,793,622          $23,818,768          $--          $4,974,854        --%
Premiums:
     Annuity                                       $     3,319          $        --          $--          $    3,319
     Individual life                                    47,826               11,923           --              35,903
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    51,145          $    11,923          $--          $   39,222        --%
                                                   ===========          ===========          ===          ==========


                                   VINTAGE II
                             VINTAGE II (SERIES II)
                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L
                          PIONEER L ANNUISTAR(SM) FLEX



                       STATEMENT OF ADDITIONAL INFORMATION



            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES














                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415










L-20669S                                                                May 2004

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003
       Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002
       Statement of Investments as of December 31, 2003
       Notes to Financial Statements

       The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

       Statements of Income for the years ended December 31, 2003, 2002 and 2001 Balance Sheets as of December 31, 2003 and 2002
       Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001
       Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001
       Notes to Financial Statements

(b)    EXHIBITS

     EXHIBIT
      NUMBER      DESCRIPTION
      ------      -----------

       1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-82013, filed June 30, 1999.)

       2.         Not Applicable.

       3(a) Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

       3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4.(a) Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-82013, filed on September 24, 1999.)

       4.(b) Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4, File No. 333-82013 filed June 9, 2003.)

       4.(c)-4(k)
       Riders. (Incorporated herein by reference to Exhibit 4(c) through 4(k) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009, filed on June 9, 2003.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009, filed on June 9, 2003.)

       6(a) Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)

       6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)

       7. Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       8. Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-69773 filed February 19, 2003.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4, File No. 333-82013 filed June 9, 2003.)

      10.         Consent of KPMG LLP, Independent Auditors. Filed herewith.

      11.         Not Applicable.

      12.         Not Applicable.

      15.         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82013, filed April 13, 2000.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-3, file No. 333-82013 filed April 18, 2001.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, file No. 333-65922 filed April 19, 2002.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                    POSITIONS AND OFFICES
BUSINESS ADDRESS                      WITH INSURANCE COMPANY
----------------                      ----------------------

George C. Kokulis*                    Director, Chairman, President and Chief
                                      Executive Officer

Glenn D. Lammey*                      Director, Senior Executive Vice President,
                                      Chief Financial Officer, Chief Accounting
                                      Officer

Kathleen L. Preston*                  Director and Executive Vice President

Edward W. Cassidy*                    Senior Vice President

Winnifred Grimaldi*                   Senior Vice President

Marla Berman Lewitus*                 Director, Senior Vice President and
                                      General Counsel

Brendan Lynch*                        Senior Vice President

David A. Tyson*                       Senior Vice President

David A. Golino*                      Vice President and Controller

Donald R. Munson, Jr.*                Vice President

Mark Remington*                       Vice President

Tim W. Still*                         Vice President

Bennett Kleinberg*                    Vice President

Dawn Fredette*                        Vice President

George E. Eknaian*                    Vice President and Chief Actuary

Linn K. Richardson*                   Second Vice President and Actuary

Paul Weissman*                        Second Vice President and Actuary

Ernest J.Wright*                      Vice President and Secretary

Kathleen A. McGah*                    Assistant Secretary and Deputy
                                      General Counsel

Principal Business Address:

*    The Travelers Insurance Company
     One Cityplace
     Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 29, 2004, 5,549 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable

Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)     NAME AND PRINCIPAL                 POSITIONS AND OFFICES
        BUSINESS ADDRESS                   WITH UNDERWRITER
        ----------------                   ---------------------

        Kathleen L. Preston                Board of Manager

        Glenn D. Lammey                    Board of Manager

        William F. Scully III              Board of Manager

        Donald R. Munson, Jr.              Board of Manager, President, Chief
                                           Executive Officer and Chief Operating
                                           Officer

        Tim W. Still                       Vice President

        Anthony Cocolla                    Vice President

        John M. Laverty                    Treasurer and Chief Financial Officer

        Stephen E. Abbey                   Chief Compliance Officer

        Alison K. George                   Director and Chief Advertising
                                           Compliance Officer

        Stephen T. Mullin                  Chief Compliance Officer

        Ernest J. Wright                   Secretary

        Kathleen A. McGah                  Assistant Secretary

        William D. Wilcox                  Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)    Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 14th day of April 2004.

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                                  (Registrant)


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)



                  By: *GLENN D. LAMMEY
                      ----------------------------------------------------------
                      Glenn D. Lammey, Chief Financial Officer,
                      Chief Accounting Officer



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 14th day of April 2004.


*GEORGE C. KOKULIS                      Director, President and Chief Executive
----------------------------------      Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
----------------------------------      Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)

*MARLA BERMAN LEWITUS                   Director
----------------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                    Director
----------------------------------
(Kathleen L. Preston)



*By:     /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
  -----------    -----------
      10.        Consent of KPMG LLP, Independent Auditors.